UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	19
Statement of Operations	21
Statement of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	30
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free Tax-Exempt Bond Fund (the Fund) Class A shares returned 4.16% excluding sales charges for the six-month period that ended January 31, 2016. Class Z shares of the Fund returned 4.29% for the same six-month period.

■  The Fund's benchmark, the Barclays Municipal Bond Index, returned 3.66% during the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/24/76
Excluding sales charges		4.16	2.94	7.23	4.93
Including sales charges		1.14	-0.19	6.58	4.61
Class B	03/20/95
Excluding sales charges		3.77	2.17	6.42	4.14
Including sales charges		-1.23	-2.76	6.11	4.14
Class C	06/26/00
Excluding sales charges		3.77	1.93	6.43	4.12
Including sales charges		2.77	0.95	6.43	4.12
Class R4*	03/19/13	4.29	3.20	7.38	5.00
Class R5*	12/11/13	4.03	2.93	7.34	4.98
Class Z*	09/27/10	4.29	3.20	7.44	5.04
Barclays Municipal Bond Index		3.66	2.71	5.75	4.81

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten States/Territories (%) (at January 31, 2016)
Illinois	24.4
California	12.1
Texas	7.2
Wisconsin	5.7
Pennsylvania	3.8
Missouri	3.8
Minnesota	3.3
Florida	3.3
Michigan	3.0
Colorado	2.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at January 31, 2016)
AAA rating	1.3
AA rating	14.6
A rating	33.1
BBB rating	32.8
BB rating	2.9
Not rated	15.3
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Catherine Steinstra

Semiannual Report 2016
3

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,041.60	1,020.89	4.06	4.02	0.80
Class B	1,000.00	1,000.00	1,037.70	1,017.16	7.85	7.77	1.55
Class C	1,000.00	1,000.00	1,037.70	1,017.16	7.85	7.77	1.55
Class R4	1,000.00	1,000.00	1,042.90	1,022.13	2.79	2.77	0.55
Class R5	1,000.00	1,000.00	1,040.30	1,022.08	2.84	2.82	0.56
Class Z	1,000.00	1,000.00	1,042.90	1,022.13	2.79	2.77	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.3%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ALABAMA 0.9%
Alabama Special Care Facilities Financing Authority Refunding Revenue Bonds Children's Hospital of Alabama Series 2015 06/01/34	5.000%	4,000,000	4,615,520
County of Jefferson Revenue Bonds Series 2004A 01/01/23	5.250%	1,500,000	1,514,700
Total			6,130,220
ALASKA 0.9%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 10/01/32	7.500%	3,665,000	4,171,246
10/01/41	7.750%	2,000,000	2,287,560
Total			6,458,806
ARIZONA 1.2%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D 01/01/32	5.375%	1,900,000	2,022,151
Industrial Development Authority of the County of Pima (The) Refunding Revenue Bonds American Leadership Academy Series 2015(a) 06/15/45	5.625%	820,000	820,828
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B 06/01/35	5.000%	2,225,000	2,498,809
Queen Creek Improvement District No. 1 Special Assessment Bonds Series 2006 01/01/19	5.000%	650,000	661,700
01/01/20	5.000%	500,000	509,000
01/01/21	5.000%	860,000	875,480
University Medical Center Corp. Prerefunded 07/01/19 Revenue Bonds Series 2009 07/01/39	6.500%	1,000,000	1,184,570
Total			8,572,538

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 11.9%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2012 07/01/47	5.000%	4,100,000	4,485,810
California Municipal Finance Authority Revenue Bonds Julian Charter School Project Series 2015A(a) 03/01/45	5.625%	4,000,000	4,104,200
California School Finance Authority(a) Revenue Bonds River Springs Charter School Project Series 2015 07/01/46	6.375%	3,000,000	3,065,820
07/01/46	6.375%	415,000	424,105
California State Public Works Board Revenue Bonds Judicial Council Projects Series 2011D 12/01/31	5.000%	5,000,000	5,965,500
Various Capital Projects Series 2012A 04/01/37	5.000%	650,000	743,587
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2006 05/15/38	5.000%	2,500,000	2,530,575
Revenue Bonds Loma Linda University Medical Center Series 2014 12/01/54	5.500%	3,000,000	3,269,160
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Junior Lien Series 2014C 01/15/33	6.250%	1,155,000	1,370,038
Series 2014A 01/15/46	5.750%	4,250,000	4,970,460
Glendale Unified School District(b) Unlimited General Obligation Refunding Bonds Series 2015B 09/01/32	0.000%	1,000,000	519,170
09/01/33	0.000%	1,100,000	540,441
Rowland Water District Prerefunded 12/01/18 Certificate of Participation Recycled Water Project Series 2008 12/01/39	6.250%	1,500,000	1,726,995

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A 05/15/34	5.250%	1,500,000	1,704,165
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D 08/01/31	6.500%	500,000	571,655
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A 08/01/41	7.000%	2,000,000	2,443,900
State of California Unlimited General Obligation Bonds Various Purpose Series 2007 06/01/37	5.000%	1,235,000	1,300,010
12/01/37	5.000%	3,000,000	3,216,360
Series 2009 04/01/31	5.750%	15,000,000	17,198,700
Series 2010 03/01/30	5.250%	1,000,000	1,163,290
03/01/33	6.000%	5,625,000	6,738,975
Series 2012 04/01/35	5.250%	4,500,000	5,339,340
Unlimited General Obligation Refunding Bonds Series 2007 08/01/30	4.500%	5,550,000	5,758,680
Unrefunded Unlimited General Obligation Bonds Series 2004 04/01/29	5.300%	2,000	2,009
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996 09/01/17	6.000%	1,660,000	1,728,425
Total			80,881,370
COLORADO 2.9%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007 12/01/22	4.950%	790,000	788,949
12/01/26	5.000%	395,000	393,665
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Pinnacle Charter School Building Series 2013 06/01/29	5.000%	700,000	795,697

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority(a) Improvement Refunding Revenue Bonds Skyview Charter School Series 2014 07/01/44	5.375%	750,000	793,133
07/01/49	5.500%	700,000	741,363
Colorado Health Facilities Authority Refunding Revenue Bonds Covenant Retirement Communities Series 2015 12/01/35	5.000%	850,000	936,538
Unrefunded Revenue Bonds Health Facilities Evangelical Lutheran Series 2005 06/01/23	5.250%	125,000	126,684
E-470 Public Highway Authority Revenue Bonds Series 2010C 09/01/26	5.375%	10,325,000	11,687,900
Foothills Metropolitan District Special Assessment Bonds Series 2014 12/01/30	5.750%	1,500,000	1,619,550
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007 12/15/27	5.500%	735,000	746,554
12/15/37	5.500%	820,000	829,996
Total			19,460,029
DISTRICT OF COLUMBIA 0.8%
District of Columbia Water & Sewer Authority Prerefunded 10/01/18 Revenue Bonds Subordinated Lien Series 2008A 10/01/29	5.000%	1,515,000	1,681,377
District of Columbia Refunding Revenue Bonds Children's Hospital Series 2015 07/15/44	5.000%	2,910,000	3,337,683
Revenue Bonds KIPP Charter School Series 2013 07/01/48	6.000%	300,000	346,311
Total			5,365,371
FLORIDA 3.2%
Capital Trust Agency, Inc. Revenue Bonds 1st Mortgage Tallahassee Tapestry Senior Housing Project Series 2015(a) 12/01/45	7.000%	1,335,000	1,367,214

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Lakeland Revenue Bonds Lakeland Regional Health Series 2015 11/15/45	5.000%	5,000,000	5,571,300
Florida Development Finance Corp.(a) Revenue Bonds Miami Arts Charter School Project Series 2014A 06/15/34	5.875%	415,000	423,769
Renaissance Charter School Series 2015 06/15/46	6.125%	1,000,000	1,011,950
Florida Municipal Loan Council Revenue Bonds Capital Appreciation Series 2000A (NPFGC)(b) 04/01/20	0.000%	4,360,000	3,927,052
Hillsborough County Aviation Authority Revenue Bonds Tampa International Airport Series 2015A 10/01/44	5.000%	2,220,000	2,486,511
Mid-Bay Bridge Authority Refunding Revenue Bonds Series 2015C 10/01/40	5.000%	1,000,000	1,105,700
Orange County Health Facilities Authority Refunding Revenue Bonds Mayflower Retirement Center Series 2012 06/01/36	5.000%	250,000	269,622
Palm Beach County Health Facilities Authority Revenue Bonds ACTS Retirement-Life Communities Series 2010 11/15/33	5.500%	5,000,000	5,542,300
Total			21,705,418
GEORGIA 2.3%
Cherokee County Water & Sewer Authority Unrefunded Revenue Bonds Series 1995 (NPFGC) 08/01/25	5.200%	2,665,000	3,195,255
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/40	6.125%	6,250,000	6,868,375

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A 02/15/45	5.500%	5,000,000	5,534,950
Total			15,598,580
HAWAII 0.6%
Hawaii Pacific Health Revenue Bonds Series 2010A 07/01/40	5.500%	1,500,000	1,678,575
Series 2010B 07/01/30	5.625%	280,000	321,726
07/01/40	5.750%	370,000	419,210
State of Hawaii Department of Budget & Finance Refunding Revenue Bonds Special Purpose - Kahala Nui Series 2012 11/15/37	5.250%	705,000	777,199
Revenue Bonds Hawaii Pacific University Series 2013A 07/01/33	6.625%	655,000	739,442
Total			3,936,152
IDAHO 0.5%
Idaho Health Facilities Authority Revenue Bonds Terraces of Boise Project Series 2014A 10/01/44	8.000%	1,365,000	1,514,195
10/01/49	8.125%	1,635,000	1,815,667
Total			3,329,862
ILLINOIS 23.9%
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2013B 01/01/35	5.250%	3,000,000	3,406,980
Series 2014B 01/01/35	5.000%	5,000,000	5,632,750
Chicago O'Hare International Airport Revenue Bonds Customer Facility Charge Senior Lien Series 2013 01/01/43	5.750%	2,285,000	2,619,730
General 3rd Lien Series 2011A 01/01/39	5.750%	1,820,000	2,125,360
Series 2015D 01/01/46	5.000%	4,390,000	4,933,745

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission Refunding Revenue Bonds 2nd Lien Series 2015C 01/01/39	5.000%	530,000	576,894
Revenue Bonds 2nd Lien Series 2012 01/01/25	5.000%	5,000,000	5,573,250
01/01/42	5.000%	5,000,000	5,329,000
Series 2014 01/01/34	5.000%	1,000,000	1,095,730
01/01/39	5.000%	2,000,000	2,159,960
City of Chicago Waterworks Refunding Revenue Bonds 2nd Lien Series 2012 11/01/31	5.000%	2,000,000	2,184,020
Revenue Bonds 2nd Lien Series 2014 11/01/44	5.000%	650,000	700,063
City of Chicago Refunding Revenue Bonds Series 2002 01/01/33	5.000%	4,000,000	4,350,760
01/01/34	5.000%	1,000,000	1,086,110
Revenue Bonds Asphalt Operating Services - Recovery Zone Facility Series 2010 12/01/18	6.125%	530,000	546,812
Unlimited General Obligation Bonds Project Series 2011A 01/01/35	5.250%	4,500,000	4,517,190
01/01/40	5.000%	5,000,000	4,778,150
Series 2012A 01/01/33	5.000%	5,000,000	4,844,400
Series 2009C 01/01/34	5.000%	1,890,000	1,822,716
01/01/40	5.000%	3,500,000	3,344,705
Series 2015A 01/01/33	5.500%	1,350,000	1,370,858
Unlimited General Obligation Refunding Bonds Project Series 2014A 01/01/35	5.000%	1,000,000	963,230
01/01/36	5.000%	7,500,000	7,215,975
Series 2016C 01/01/35	5.000%	1,000,000	963,230
City of Springfield Electric Refunding Revenue Bonds Senior Lien Series 2015 (AGM) 03/01/40	4.000%	5,000,000	5,068,750

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority Prerefunded 05/01/19 Revenue Bonds Rush University Medical Center Series 2009C 11/01/39	6.625%	2,150,000	2,543,235
Prerefunded 08/01/17 Revenue Bonds Sherman Health System Series 2007A 08/01/37	5.500%	2,000,000	2,145,760
Prerefunded 08/15/19 Revenue Bonds Silver Cross & Medical Centers Series 2009 08/15/38	6.875%	10,700,000	12,925,386
Refunding Revenue Bonds OSF Healthcare System Series 2015A 11/15/45	5.000%	5,000,000	5,612,700
Rush University Medical Center Series 2015A 11/15/38	5.000%	2,750,000	3,133,267
Series 2015B 11/15/39	5.000%	1,810,000	2,056,033
Silver Cross Hospital & Medical Centers Series 2015C 08/15/35	5.000%	1,500,000	1,690,290
Swedish Covenant Series 2010A 08/15/38	6.000%	2,475,000	2,769,797
Revenue Bonds Northwestern Memorial Hospital Series 2009A 08/15/30	5.750%	3,000,000	3,485,880
Riverside Health System Series 2009 11/15/35	6.250%	1,000,000	1,159,680
Illinois Finance Authority(b) Subordinated Revenue Bonds Regency Series 1990-RMK Escrowed to Maturity 04/15/20	0.000%	13,745,000	12,975,280
Metropolitan Pier & Exposition Authority Revenue Bonds Capital Appreciation Series 1993A Escrowed to Maturity (FGIC)(b) 06/15/21	0.000%	1,870,000	1,741,662
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/28	6.000%	5,000,000	6,017,650
State of Illinois Unlimited General Obligation Bonds Series 2012 03/01/34	5.000%	2,000,000	2,105,960
Series 2013 07/01/25	5.500%	2,850,000	3,306,484
07/01/26	5.500%	1,955,000	2,254,115

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
07/01/33	5.500%	5,000,000	5,610,350
07/01/38	5.500%	875,000	969,798
Series 2013A (AGM) 04/01/27	5.000%	3,000,000	3,358,830
Series 2014 02/01/33	5.250%	3,000,000	3,263,280
05/01/39	5.000%	1,325,000	1,396,325
Series 2016 01/01/41	5.000%	4,790,000	5,058,336
Total			162,790,466
INDIANA 0.6%
Hospital Authority of Vigo County Revenue Bonds Union Hospital, Inc. Series 2007(a) 09/01/37	5.700%	1,050,000	1,088,167
Indiana Finance Authority Refunding Revenue Bonds Sisters of St. Francis Health Series 2008 11/01/32	5.375%	1,000,000	1,101,190
Revenue Bonds Parkview Health System Series 2009A 05/01/31	5.750%	1,000,000	1,138,280
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B 02/15/33	5.000%	1,035,000	1,037,629
Total			4,365,266
IOWA 1.7%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C 06/01/39	5.125%	2,425,000	2,296,936
Iowa Finance Authority Refunding Revenue Bonds Sunrise Retirement Community Series 2012 09/01/27	5.000%	1,000,000	1,017,920
09/01/32	5.500%	1,500,000	1,549,155
09/01/43	5.750%	830,000	858,543
Revenue Bonds Genesis Health System Series 2013 07/01/33	5.000%	5,000,000	5,775,950
Total			11,498,504

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
KANSAS 0.6%
University of Kansas Hospital Authority Improvement Refunding Revenue Bonds Kansas University Health System Series 2015 09/01/45	5.000%	3,725,000	4,251,678
KENTUCKY 1.1%
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Owensboro Medical Health System Series 2010B 03/01/40	6.375%	1,700,000	1,960,882
Revenue Bonds Baptist Healthcare System Series 2009A 08/15/27	5.625%	1,000,000	1,098,090
Louisville Arena Subordinated Series 2008A-1 (AGM) 12/01/33	6.000%	800,000	871,256
Owensboro Medical Health System Series 2010A 03/01/45	6.500%	2,950,000	3,411,174
Total			7,341,402
LOUISIANA 1.9%
Ascension Parish Industrial Development Board, Inc. Revenue Bonds Impala Warehousing LLC Series 2011 07/01/36	6.000%	4,000,000	4,448,960
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2 11/01/35	6.500%	1,750,000	2,074,887
Louisiana Public Facilities Authority Refunding Revenue Bonds 19th Judicial District Court Series 2015 (AGM) 06/01/36	5.000%	1,000,000	1,115,190
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/40	6.500%	4,600,000	5,201,450
Total			12,840,487

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MARYLAND 0.4%
Maryland Economic Development Corp. Revenue Bonds University of Maryland College Park Projects Series 2008 06/01/33	5.750%	400,000	431,924
Maryland Health & Higher Educational Facilities Authority Prerefunded 01/01/18 Revenue Bonds Washington County Hospital Series 2008 01/01/33	5.750%	875,000	958,685
Refunding Revenue Bonds Meritus Medical Center Issue Series 2015 07/01/40	5.000%	1,200,000	1,344,408
Total			2,735,017
MASSACHUSETTS 0.4%
Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC) 01/01/27	5.500%	500,000	650,935
Massachusetts Health & Educational Facilities Authority Revenue Bonds Milford Regional Medical Center Series 2007E 07/15/37	5.000%	2,200,000	2,271,346
Total			2,922,281
MICHIGAN 2.9%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/39	5.250%	1,700,000	1,890,400
City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2011A 07/01/41	5.250%	1,500,000	1,641,750
Grand Traverse County Hospital Finance Authority Revenue Bonds Munson Healthcare Series 2014A 07/01/47	5.000%	505,000	558,343
Michigan Finance Authority Refunding Revenue Bonds Senior Lien-Detroit Water & Sewer Series 2014C-6 07/01/33	5.000%	430,000	490,484
Series 2015 11/15/45	5.000%	1,220,000	1,387,799

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Local Government Loan Program - Detroit Series 2015 07/01/34	5.000%	1,000,000	1,139,290
Michigan Finance Authority(c) Revenue Bonds Beaumont Health Credit Group Series 2016S 11/01/44	5.000%	5,000,000	5,614,300
Wayne County Airport Authority Revenue Bonds Series 2015D 12/01/45	5.000%	6,455,000	7,226,243
Total			19,948,609
MINNESOTA 3.2%
City of Blaine Refunding Revenue Bonds Crest View Senior Community Project Series 2015 07/01/50	6.125%	3,000,000	3,169,020
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010 12/01/26	5.750%	2,000,000	2,062,860
City of Minneapolis Prerefunded 11/15/18 Revenue Bonds Fairview Health Services Series 2008A 11/15/23	6.375%	1,000,000	1,150,590
11/15/32	6.750%	1,000,000	1,160,910
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007 10/01/47	6.500%	5,000,000	5,229,400
City of St. Louis Park Prerefunded 07/01/18 Revenue Bonds Park Nicollet Health Services Series 2008C 07/01/30	5.750%	800,000	895,008
Prerefunded 07/01/19 Revenue Bonds Park Nicollet Health Services Series 2009 07/01/39	5.750%	2,350,000	2,728,914
Housing & Redevelopment Authority of The City of St Paul Minnesota Refunding Revenue Bonds HealthEast Care System Project Series 2015 11/15/40	5.000%	400,000	456,496

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC) 04/01/27	5.450%	214,910	218,282
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2 10/01/40	6.000%	2,250,000	2,575,575
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010 03/01/35	6.350%	1,000,000	1,083,870
03/01/40	6.500%	700,000	760,424
Total			21,491,349
MISSISSIPPI 0.2%
Mississippi Business Finance Corp. Revenue Bonds Series 2009A 05/01/24	4.700%	1,145,000	1,242,302
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA) 12/01/37	5.850%	415,000	441,021
Total			1,683,323
MISSOURI 3.8%
Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010 05/01/38	6.650%	5,000,000	5,280,550
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010 11/01/25	6.000%	565,000	596,798
City of St. Louis Airport Revenue Bonds Lambert-St. Louis International Airport Series 2009A-1 07/01/34	6.625%	5,000,000	5,770,200
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds Lutheran Senior Services Series 2011 02/01/41	6.000%	650,000	722,443
Series 2014 02/01/44	5.000%	2,275,000	2,461,914

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medical Research Lutheran Services Series 2016A 02/01/36	5.000%	1,000,000	1,113,200
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A 05/15/39	8.250%	3,000,000	3,406,980
Missouri Development Finance Board Revenue Bonds St. Joseph Sewage System Improvements Series 2011 05/01/31	5.250%	500,000	568,155
St. Louis County Industrial Development Authority Refunding Revenue Bonds St. Andrew's Resources for Seniors Obligated Group Series 2015 12/01/35	5.000%	1,500,000	1,545,765
Revenue Bonds Friendship Village Sunset Hills Series 2012 09/01/32	5.000%	1,120,000	1,223,566
09/01/42	5.000%	2,000,000	2,143,480
Series 2013A 09/01/23	5.000%	690,000	771,517
Total			25,604,568
NEBRASKA 1.8%
Douglas County Hospital Authority No. 2 Revenue Bonds Madonna Rehabilitation Hospital Series 2014 05/15/44	5.000%	4,350,000	4,770,036
Unrefunded Revenue Bonds Health Facilities-Children's Hospital Medical Center Series 2008 08/15/31	6.125%	1,275,000	1,364,275
Douglas County Hospital Authority No. 3 Refunding Revenue Bonds Health Facilities - Nebraska Methodist Health System Series 2015 11/01/36	4.125%	2,000,000	2,082,300
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1 07/01/33	6.000%	3,500,000	3,832,815
Total			12,049,426

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NEVADA 1.2%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012 09/01/33	5.000%	2,600,000	2,848,456
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A 07/01/34	5.125%	4,250,000	4,750,267
State of Nevada Department of Business & Industry Revenue Bonds Somerset Academy Series 2015A(a) 12/15/35	5.000%	570,000	580,648
Total			8,179,371
NEW JERSEY 2.4%
New Jersey Economic Development Authority Refunding Revenue Bonds Series 2015XX 06/15/21	5.000%	4,500,000	4,965,750
Revenue Bonds MSU Student Housing Project-Provident Series 2010 06/01/31	5.750%	1,500,000	1,691,970
Provident Group-Rowan Properties LLC Series 2015 01/01/48	5.000%	1,200,000	1,284,612
Series 2015WW 06/15/40	5.250%	375,000	405,847
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation Program Series 2015AA 06/15/41	5.250%	7,500,000	8,098,800
Total			16,446,979
NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council Prerefunded 08/01/18 Revenue Bonds Presbyterian Healthcare Services Series 2008 08/01/32	6.375%	685,000	778,256
08/01/32	6.375%	1,480,000	1,681,487
Total			2,459,743

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NEW YORK 2.4%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009 07/15/30	6.000%	1,500,000	1,720,605
City of New York Unrefunded Unlimited General Obligation Bonds Series 2006J-J1 06/01/25	5.000%	5,000	5,081
Metropolitan Transportation Authority Revenue Bonds Transportation Series 2006A 11/15/22	5.000%	2,500,000	2,594,300
Metropolitan Transportation Authority(b) Refunding Revenue Bonds Series 2012A 11/15/32	0.000%	2,605,000	1,550,366
New York State Dormitory Authority Revenue Bonds Consolidated City University System 2nd Generation Series 1993A 07/01/18	5.750%	3,485,000	3,701,035
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010 12/01/42	6.000%	5,000,000	5,829,450
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2 11/01/37	6.125%	650,000	746,505
Total			16,147,342
OHIO 1.2%
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011 08/01/36	5.250%	1,870,000	2,063,096
County of Lucas Prerefunded 11/01/20 Improvement Revenue Bonds Lutheran Homes Series 2010A 11/01/35	6.625%	5,000,000	6,235,100
Total			8,298,196

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
OREGON 0.3%
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A 10/01/44	5.400%	525,000	579,191
Oregon Health & Science University Revenue Bonds Series 2009A 07/01/39	5.750%	1,500,000	1,714,050
Total			2,293,241
PENNSYLVANIA 3.8%
Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women's Hospital Project Series 1992 Escrowed to Maturity (NPFGC/FGIC)(b) 10/01/17	0.000%	5,115,000	5,036,638
Commonwealth Financing Authority Revenue Bonds Series 2015A 06/01/35	5.000%	1,950,000	2,226,256
Cumberland County Municipal Authority Refunding Revenue Bonds Diakon Lutheran Ministries Series 2015 01/01/38	5.000%	1,280,000	1,404,416
East Hempfield Township Industrial Development Authority Revenue Bonds Student Service, Inc. Student Housing Project Series 2014 07/01/46	5.000%	1,000,000	1,047,550
Lancaster County Hospital Authority Refunding Revenue Bonds Masonic Villages of the Grand Lodge of Pennsylvania Series 2015 11/01/35	5.000%	700,000	802,025
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein HealthCare Network Series 2015 01/15/45	5.250%	1,850,000	2,037,331
Northampton County General Purpose Authority Revenue Bonds Saint Luke's Hospital Project Series 2008A 08/15/28	5.375%	1,000,000	1,094,010
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010 07/01/43	6.000%	750,000	809,903

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shippensburg University Series 2011 10/01/31	6.000%	2,000,000	2,225,740
Pennsylvania Turnpike Commission Revenue Bonds Series 2014C 12/01/44	5.000%	2,500,000	2,815,250
Series 2015B 12/01/40	5.000%	2,500,000	2,814,175
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014 06/15/43	7.250%	750,000	889,125
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009 04/01/34	6.500%	700,000	795,991
Pocono Mountains Industrial Park Authority Revenue Bonds St. Luke's Hospital-Monroe Project Series 2015 08/15/40	5.000%	1,450,000	1,622,130
Total			25,620,540
SOUTH CAROLINA 1.4%
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC) 01/01/21	6.250%	1,000,000	1,230,830
South Carolina Jobs-Economic Development Authority Revenue Bonds York Preparatory Academy Project Series 2014A 11/01/45	7.250%	1,315,000	1,459,545
South Carolina State Public Service Authority Refunding Revenue Bonds Series 2014C 12/01/46	5.000%	5,000,000	5,626,450
Revenue Bonds Series 2015E 12/01/55	5.250%	1,085,000	1,231,204
Total			9,548,029
SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Authority Refunding Revenue Bonds Sanford Obligated Group Series 2015 11/01/45	5.000%	1,580,000	1,793,932

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TENNESSEE 0.1%
Chattanooga Health Educational & Housing Facility Board Refunding Revenue Bonds Student Housing - CDFI Phase I Series 2015 10/01/35	5.000%	355,000	400,845
TEXAS 7.1%
Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010 07/01/30	5.875%	185,000	207,276
07/01/45	6.200%	1,100,000	1,248,148
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B 04/01/45	6.125%	550,000	633,221
Central Texas Regional Mobility Authority Revenue Bonds Senior Lien Series 2011 01/01/41	6.000%	5,580,000	6,398,307
Series 2015A 01/01/40	5.000%	2,000,000	2,254,360
Central Texas Turnpike System Subordinated Refunding Revenue Bonds Series 2015C 08/15/42	5.000%	2,500,000	2,784,600
Central Texas Turnpike System(b) Refunding Revenue Bonds Series 2015B 08/15/37	0.000%	2,000,000	811,920
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A 11/15/35	5.250%	2,000,000	2,208,600
Clifton Higher Education Finance Corp. Revenue Bonds Idea Public Schools Series 2011 08/15/31	5.500%	1,750,000	1,947,330
Series 2012 08/15/32	5.000%	580,000	628,012
08/15/42	5.000%	1,500,000	1,599,015
Series 2013 08/15/33	6.000%	260,000	311,727
International Leadership Series 2015 08/15/38	5.750%	2,015,000	2,116,052
Series 2015A 12/01/45	5.000%	400,000	425,760

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds YMCA Greater Houston Area Series 2013A 06/01/38	5.000%	1,500,000	1,627,260
Harris County Health Facilities Development Corp. Prerefunded 12/01/18 Revenue Bonds Memorial Hermann Healthcare System Series 2008B 12/01/35	7.250%	2,200,000	2,594,746
Houston Higher Education Finance Corp. Prerefunded 05/15/21 Revenue Bonds Cosmos Foundation, Inc. Series 2011 05/15/31	6.500%	270,000	344,393
Unrefunded Revenue Bonds Cosmos Foundation, Inc. Series 2011 05/15/31	6.500%	230,000	274,717
New Hope Cultural Education Facilities Corp. Revenue Bonds Collegiate Housing Tarleton State University Series 2015 04/01/47	5.000%	2,465,000	2,611,766
NCCD-College Station Properties LLC Series 2015A 07/01/47	5.000%	6,000,000	6,351,000
North Texas Tollway Authority Refunding Revenue Bonds Series 2015A 01/01/38	5.000%	1,730,000	1,980,106
System-2nd Tier 01/01/31	5.000%	585,000	682,192
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A 11/15/44	7.750%	500,000	589,020
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A 08/15/40	6.700%	800,000	930,400
Tarrant County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Barton Creek Senior Living Center Series 2015 11/15/40	5.000%	605,000	623,386
Trinity Terrace Project Series 2014 10/01/49	5.000%	750,000	809,025

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Stayton at Museum Way Series 2009A 11/15/44	8.250%	3,000,000	3,030,630
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012 12/15/32	5.000%	1,250,000	1,410,075
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009 09/01/29	5.500%	500,000	553,405
Total			47,986,449
VIRGINIA 0.5%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A 07/15/47	5.000%	3,250,000	3,478,865
WASHINGTON 2.6%
Energy Northwest Unrefunded Revenue Bonds Columbia Generating Station Series 2007 07/01/22	5.000%	2,005,000	2,129,691
King County Public Hospital District No. 4 Revenue Bonds Series 2015A 12/01/35	6.000%	1,000,000	1,007,880
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010 07/01/30	5.500%	3,000,000	3,425,820
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009 10/01/40	5.625%	1,050,000	1,130,713
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing-Mirabella Series 2012 10/01/47	6.750%	3,000,000	3,283,920
Revenue Bonds Heron's Key Series 2015A 07/01/45	7.000%	200,000	208,954

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Skyline at First Hill Project Series 2007A 01/01/38	5.625%	5,500,000	5,548,235
Washington State Housing Finance Commission(a) Refunding Revenue Bonds Skyline 1st Hill Project Series 2015 01/01/35	5.750%	425,000	432,391
01/01/45	6.000%	595,000	605,234
Total			17,772,838
WEST VIRGINIA 0.1%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co.-Amos Project Series 2010A 12/01/38	5.375%	900,000	1,018,521
WISCONSIN 5.6%
Public Finance Authority Revenue Bonds FFAH NC & MO Portfolio Series 2015 12/01/45	5.000%	2,000,000	2,027,820
Rose Villa Project Series 2014A 11/15/49	6.000%	1,645,000	1,790,089
State of Wisconsin Revenue Bonds Series 2009A 05/01/33	5.750%	3,000,000	3,437,640
Wisconsin Health & Educational Facilities Authority Prerefunded 02/15/19 Revenue Bonds ProHealth Care, Inc. Obligation Group Series 2009 02/15/39	6.625%	5,300,000	6,213,137
Prerefunded 04/01/18 Revenue Bonds Riverview Hospital Association Series 2008 04/01/38	5.750%	3,000,000	3,323,250
Prerefunded 09/01/22 Revenue Bonds Watertown Regional Medical Center Series 2012 09/01/42	5.000%	2,270,000	2,800,272
Refunding Revenue Bonds Saint John's Communities, Inc. Series 2015B 09/15/45	5.000%	1,000,000	1,072,710
Wheaton Healthcare Series 2006B 08/15/25	5.125%	4,310,000	4,405,423
Revenue Bonds Aurora Health Care, Inc. Series 2010A 04/15/39	5.625%	1,400,000	1,569,610

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Beaver Dam Community Hospitals Series 2013A 08/15/28	5.125%	3,375,000	3,713,209
Marshfield Clinic Series 2012B 02/15/32	5.000%	2,000,000	2,263,280
Medical College of Wisconsin Series 2008A 12/01/35	5.250%	3,600,000	3,953,412
ThedaCare, Inc. Series 2015 12/15/44	5.000%	1,275,000	1,430,155
Total			38,000,007
WYOMING 0.2%
County of Laramie Revenue Bonds Cheyenne Regional Medical Center Project Series 2012 05/01/32	5.000%	1,000,000	1,126,040
Total Municipal Bonds (Cost: $602,310,162)			661,531,660

Municipal Bonds Held in Trust 0.7%

MASSACHUSETTS 0.7%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A(a)(d)(e) 11/15/36	5.500%	5,000,000	4,513,880
Total Municipal Bonds Held in Trust (Cost: $4,067,304)			4,513,880

Floating Rate Notes 0.1%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
MINNESOTA 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children's Health Care Facilities VRDN Series 2004A (AGM)(d) 08/15/34	0.020%	575,000	575,000
Total Floating Rate Notes (Cost: $575,000)			575,000
Total Investments (Cost: $606,952,466)			666,620,540
Other Assets & Liabilities, Net			12,823,316
Net Assets			679,443,856

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At January 31, 2016, the value of these securities amounted to $19,972,702 or 2.94% of net assets.

(b)  Zero coupon bond.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Variable rate security.

(e)  The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Portfolio of Investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

VRDN  Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	661,531,660	—	661,531,660
Municipal Bonds Held in Trust	—	4,513,880	—	4,513,880
Floating Rate Notes	—	575,000	—	575,000
Total Investments	—	666,620,540	—	666,620,540

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets
Investments, at value (identified cost $606,952,466)	$666,620,540
Cash	13,482,079
Receivable for:
Investments sold	15,375
Capital shares sold	3,614,342
Interest	7,209,205
Expense reimbursement due from Investment Manager	574
Prepaid expenses	2,580
Other assets	8,179
Total assets	690,952,874
Liabilities
Short-term floating rate notes outstanding	3,000,000
Payable for:
Investments purchased on a delayed delivery basis	5,601,150
Capital shares purchased	564,757
Dividend distributions to shareholders	2,219,251
Investment management fees	8,836
Distribution and/or service fees	4,663
Transfer agent fees	26,311
Compensation of board members	47,802
Other expenses	36,248
Total liabilities	11,509,018
Net assets applicable to outstanding capital stock	$679,443,856
Represented by
Paid-in capital	$619,087,648
Undistributed net investment income	1,512,221
Accumulated net realized loss	(824,087)
Unrealized appreciation (depreciation) on:
Investments	59,668,074
Total — representing net assets applicable to outstanding capital stock	$679,443,856

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A
Net assets	$605,350,551
Shares outstanding	147,977,303
Net asset value per share	$4.09
Maximum offering price per share(a)	$4.22
Class B
Net assets	$368,525
Shares outstanding	90,082
Net asset value per share	$4.09
Class C
Net assets	$19,824,350
Shares outstanding	4,844,193
Net asset value per share	$4.09
Class R4
Net assets	$2,132,134
Shares outstanding	522,347
Net asset value per share	$4.08
Class R5
Net assets	$4,534,154
Shares outstanding	1,110,317
Net asset value per share	$4.08
Class Z
Net assets	$47,234,142
Shares outstanding	11,574,850
Net asset value per share	$4.08

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income
Income:
Interest	$15,248,611
Total income	15,248,611
Expenses:
Investment management fees	1,515,931
Distribution and/or service fees
Class A	725,414
Class B	2,176
Class C	88,677
Transfer agent fees
Class A	191,055
Class B	143
Class C	5,844
Class R4	459
Class R5	358
Class Z	10,503
Compensation of board members	6,631
Custodian fees	2,686
Printing and postage fees	23,759
Registration fees	48,900
Audit fees	12,890
Legal fees	5,068
Interest expense	9,170
Other	9,327
Total expenses	2,658,991
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(98,445)
Total net expenses	2,560,546
Net investment income	12,688,065
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,527,717
Net realized gain	2,527,717
Net change in unrealized appreciation (depreciation) on:
Investments	10,420,207
Net change in unrealized appreciation	10,420,207
Net realized and unrealized gain	12,947,924
Net increase in net assets resulting from operations	$25,635,989

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations
Net investment income	$12,688,065	$24,296,950
Net realized gain	2,527,717	5,919,908
Net change in unrealized appreciation (depreciation)	10,420,207	(3,399,733)
Net increase in net assets resulting from operations	25,635,989	26,817,125
Distributions to shareholders
Net investment income
Class A	(11,950,600)	(22,685,264)
Class B	(7,268)	(26,787)
Class C	(298,150)	(548,518)
Class R4	(30,698)	(27,314)
Class R5	(32,665)	(16,905)
Class Z	(699,033)	(813,368)
Net realized gains
Class A	(1,768,491)	—
Class B	(1,234)	—
Class C	(54,766)	—
Class R4	(4,902)	—
Class R5	(3,850)	—
Class Z	(100,965)	—
Total distributions to shareholders	(14,952,622)	(24,118,156)
Increase in net assets from capital stock activity	54,341,565	42,807,094
Total increase in net assets	65,024,932	45,506,063
Net assets at beginning of period	614,418,924	568,912,861
Net assets at end of period	$679,443,856	$614,418,924
Undistributed net investment income	$1,512,221	$1,842,570

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	10,550,259	42,787,359	19,049,307	77,221,923
Distributions reinvested	2,839,020	11,503,087	4,532,313	18,421,620
Redemptions	(7,447,144)	(30,139,008)	(17,158,518)	(69,522,953)
Net increase	5,942,135	24,151,438	6,423,102	26,120,590
Class B shares
Subscriptions	—	—	2,823	11,362
Distributions reinvested	1,885	7,636	6,209	25,261
Redemptions(a)	(33,427)	(135,228)	(152,796)	(621,140)
Net decrease	(31,542)	(127,592)	(143,764)	(584,517)
Class C shares
Subscriptions	880,965	3,573,841	1,291,657	5,261,029
Distributions reinvested	83,771	339,465	129,104	524,902
Redemptions	(257,092)	(1,042,626)	(804,064)	(3,266,630)
Net increase	707,644	2,870,680	616,697	2,519,301
Class R4 shares
Subscriptions	276,501	1,119,781	162,943	657,763
Distributions reinvested	8,736	35,342	6,635	26,862
Redemptions	(32,986)	(133,399)	(967)	(3,898)
Net increase	252,251	1,021,724	168,611	680,727
Class R5 shares
Subscriptions	977,639	3,972,903	115,291	468,825
Distributions reinvested	8,934	36,258	4,052	16,454
Redemptions	(12,736)	(51,396)	(5,623)	(22,655)
Net increase	973,837	3,957,765	113,720	462,624
Class Z shares
Subscriptions	5,995,377	24,267,173	4,983,179	20,257,355
Distributions reinvested	137,680	557,061	118,899	481,422
Redemptions	(583,552)	(2,356,684)	(1,767,838)	(7,130,408)
Net increase	5,549,505	22,467,550	3,334,240	13,608,369
Total net increase	13,393,830	54,341,565	10,512,606	42,807,094

(a) Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended November 30,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$4.02		$4.00		$3.83		$4.09		$3.82		$3.74		$3.72
Income from investment operations:
Net investment income	0.08		0.17		0.17		0.16		0.11		0.17		0.17
Net realized and unrealized gain (loss)	0.09		0.02		0.17		(0.26)		0.27		0.08		0.01
Total from investment operations	0.17		0.19		0.34		(0.10)		0.38		0.25		0.18
Less distributions to shareholders:
Net investment income	(0.09)		(0.17)		(0.17)		(0.16)		(0.11)		(0.17)		(0.16)
Net realized gains	(0.01)		—		—		—		—		—		—
Total distributions to shareholders	(0.10)		(0.17)		(0.17)		(0.16)		(0.11)		(0.17)		(0.16)
Net asset value, end of period	$4.09		$4.02		$4.00		$3.83		$4.09		$3.82		$3.74
Total return	4.16%		4.67%		9.02%		(2.51%)		10.16%		6.86%		4.99%
Ratios to average net assets(b)
Total gross expenses	0.83	%(c)(d)	0.84	%(c)	0.85	%(c)	0.84	%(e)	0.84	%(d)(e)	0.83	%(e)	0.83	%(e)
Total net expenses(f)	0.80	%(c)(d)	0.81	%(c)	0.81	%(c)	0.81	%(e)	0.80	%(d)(e)	0.80	%(e)	0.80	%(e)
Net investment income	4.02	%(d)	4.10%		4.35%		4.02%		4.27	%(d)	4.56%		4.38%
Supplemental data
Net assets, end of period (in thousands)	$605,351		$571,464		$542,530		$572,179		$623,462		$584,728		$616,281
Portfolio turnover	7%		16%		22%		16%		13%		30%		23%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(d)  Annualized.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the years ended July 31, 2013, 2012, November 30, 2011 and 2010, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended November 30,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$4.02		$4.00		$3.83		$4.09		$3.82		$3.74		$3.72
Income from investment operations:
Net investment income	0.07		0.14		0.14		0.13		0.09		0.14		0.14
Net realized and unrealized gain (loss)	0.08		0.01		0.17		(0.26)		0.27		0.08		0.01
Total from investment operations	0.15		0.15		0.31		(0.13)		0.36		0.22		0.15
Less distributions to shareholders:
Net investment income	(0.07)		(0.13)		(0.14)		(0.13)		(0.09)		(0.14)		(0.13)
Net realized gains	(0.01)		—		—		—		—		—		—
Total distributions to shareholders	(0.08)		(0.13)		(0.14)		(0.13)		(0.09)		(0.14)		(0.13)
Net asset value, end of period	$4.09		$4.02		$4.00		$3.83		$4.09		$3.82		$3.74
Total return	3.77%		3.88%		8.21%		(3.23%)		9.60%		6.06%		4.20%
Ratios to average net assets(b)
Total gross expenses	1.58	%(c)(d)	1.59	%(d)	1.60	%(d)	1.59	%(e)	1.59	%(c)(e)	1.58	%(e)	1.59	%(e)
Total net expenses(f)	1.55	%(c)(d)	1.56	%(d)	1.56	%(d)	1.56	%(e)	1.55	%(c)(e)	1.55	%(e)	1.56	%(e)
Net investment income	3.27	%(c)	3.35%		3.59%		3.27%		3.51	%(c)	3.83%		3.61%
Supplemental data
Net assets, end of period (in thousands)	$369		$489		$1,062		$1,791		$2,612		$3,544		$7,435
Portfolio turnover	7%		16%		22%		16%		13%		30%		23%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the years ended July 31, 2013, 2012, November 30, 2011 and 2010, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended November 30,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$4.02		$4.00		$3.83		$4.09		$3.82		$3.74		$3.72
Income from investment operations:
Net investment income	0.07		0.14		0.14		0.13		0.09		0.14		0.14
Net realized and unrealized gain (loss)	0.08		0.02		0.17		(0.26)		0.27		0.08		0.02
Total from investment operations	0.15		0.16		0.31		(0.13)		0.36		0.22		0.16
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.14)		(0.13)		(0.09)		(0.14)		(0.14)
Net realized gains	(0.01)		—		—		—		—		—		—
Total distributions to shareholders	(0.08)		(0.14)		(0.14)		(0.13)		(0.09)		(0.14)		(0.14)
Net asset value, end of period	$4.09		$4.02		$4.00		$3.83		$4.09		$3.82		$3.74
Total return	3.77%		3.89%		8.21%		(3.23%)		9.60%		6.07%		4.21%
Ratios to average net assets(b)
Total gross expenses	1.59	%(c)(d)	1.59	%(d)	1.60	%(d)	1.59	%(e)	1.59	%(c)(e)	1.58	%(e)	1.59	%(e)
Total net expenses(f)	1.55	%(c)(d)	1.56	%(d)	1.56	%(d)	1.56	%(e)	1.55	%(c)(e)	1.55	%(e)	1.55	%(e)
Net investment income	3.27	%(c)	3.35%		3.59%		3.27%		3.51	%(c)	3.81%		3.63%
Supplemental data
Net assets, end of period (in thousands)	$19,824		$16,649		$14,086		$15,017		$13,106		$9,686		$10,335
Portfolio turnover	7%		16%		22%		16%		13%		30%		23%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the years ended July 31, 2013, 2012, November 30, 2011 and 2010, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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26

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$4.01		$3.99		$3.83		$4.08
Income from investment operations:
Net investment income	0.09		0.18		0.18		0.06
Net realized and unrealized gain (loss)	0.08		0.02		0.16		(0.25)
Total from investment operations	0.17		0.20		0.34		(0.19)
Less distributions to shareholders:
Net investment income	(0.09)		(0.18)		(0.18)		(0.06)
Net realized gains	(0.01)		—		—		—
Total distributions to shareholders	(0.10)		(0.18)		(0.18)		(0.06)
Net asset value, end of period	$4.08		$4.01		$3.99		$3.83
Total return	4.29%		4.93%		9.02%		(4.65%)
Ratios to average net assets(b)
Total gross expenses	0.59	%(c)(d)	0.60	%(d)	0.60	%(d)	0.58	%(c)(e)
Total net expenses(f)	0.55	%(c)(d)	0.56	%(d)	0.56	%(d)	0.57	%(c)(e)
Net investment income	4.29	%(c)	4.38%		4.60%		4.38	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,132		$1,084		$405		$51
Portfolio turnover	7%		16%		22%		16%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the years ended July 31, 2013. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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27

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R5	(Unaudited)		2015		2014(a)
Per share data
Net asset value, beginning of period	$4.02		$3.99		$3.80
Income from investment operations:
Net investment income	0.09		0.18		0.12
Net realized and unrealized gain	0.07		0.03		0.18
Total from investment operations	0.16		0.21		0.30
Less distributions to shareholders:
Net investment income	(0.09)		(0.18)		(0.11)
Net realized gains	(0.01)		—		—
Total distributions to shareholders	(0.10)		(0.18)		(0.11)
Net asset value, end of period	$4.08		$4.02		$3.99
Total return	4.03%		5.18%		8.07%
Ratios to average net assets(b)
Total gross expenses	0.58	%(c)(d)	0.57	%(d)	0.58	%(c)(d)
Total net expenses(e)	0.56	%(c)(d)	0.56	%(d)	0.55	%(c)(d)
Net investment income	4.36	%(c)	4.35%		4.62	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,534		$548		$91
Portfolio turnover	7%		16%		22%

Notes to Financial Highlights

(a)  Based on operations from December 11, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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28

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended November 30,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$4.01		$3.99		$3.82		$4.08		$3.81		$3.73		$3.88
Income from investment operations:
Net investment income	0.09		0.18		0.18		0.17		0.12		0.18		0.03
Net realized and unrealized gain (loss)	0.08		0.02		0.17		(0.26)		0.27		0.08		(0.15)
Total from investment operations	0.17		0.20		0.35		(0.09)		0.39		0.26		(0.12)
Less distributions to shareholders:
Net investment income	(0.09)		(0.18)		(0.18)		(0.17)		(0.12)		(0.18)		(0.03)
Net realized gains	(0.01)		—		—		—		—		—		—
Total distributions to shareholders	(0.10)		(0.18)		(0.18)		(0.17)		(0.12)		(0.18)		(0.03)
Net asset value, end of period	$4.08		$4.01		$3.99		$3.82		$4.08		$3.81		$3.73
Total return	4.29%		4.93%		9.30%		(2.28%)		10.36%		7.15%		(3.09%)
Ratios to average net assets(c)
Total gross expenses	0.59	%(d)(e)	0.59	%(e)	0.60	%(e)	0.59	%(f)	0.60	%(d)(f)	0.57	%(f)	0.49	%(d)(f)
Total net expenses(g)	0.55	%(d)(e)	0.56	%(e)	0.56	%(e)	0.56	%(f)	0.55	%(d)(f)	0.55	%(f)	0.49	%(d)(f)
Net investment income	4.29	%(d)	4.36%		4.63%		4.26%		4.51	%(d)	4.76%		4.68	%(d)
Supplemental data
Net assets, end of period (in thousands)	$47,234		$24,184		$10,739		$2,336		$1,983		$184		$2
Portfolio turnover	7%		16%		22%		16%		13%		30%		23%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01% for the years ended July 31, 2013, 2012, November 30, 2011 and 2010, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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29

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia AMT-Free Tax-Exempt Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments for which market quotations are not readily available, or that have quotations which management

Semiannual Report 2016
30

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Inverse Floater Program Transactions

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The liability approximates the fair market value of the short-term notes. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at January 31, 2016 are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended January 31, 2016, the average value of short-term floating rate notes outstanding was $3,000,000 and the annualized average interest rate and fees related to these short-term floating rate notes were 0.05% and 0.52%, respectively.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be

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31

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The

Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.48% of the Fund's average daily net assets.

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $854,785, and

Semiannual Report 2016
32

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

the administrative services fee paid to the Investment Manager was $143,871.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2016, other expenses paid by the Fund to this company were $1,288.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transactions with Affiliates

For the six months ended January 31, 2016, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $5,063,150, respectively. The sale transactions resulted in a net realized gain of $377,332.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.07%
Class B	0.07
Class C	0.07
Class R4	0.07
Class R5	0.05
Class Z	0.07

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets

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COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $243,000 and $93,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $145,660 for Class A and $809 for Class C shares for the six months ended January 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap December 1, 2015 Through November 30, 2016	Voluntary Expense Cap Prior to December 1, 2015
Class A	0.80%	0.80%
Class B	1.55	1.55
Class C	1.55	1.55
Class R4	0.55	0.55
Class R5	0.56	0.56
Class Z	0.55	0.55

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $606,952,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$60,889,000
Unrealized depreciation	(1,220,000)
Net unrealized appreciation	$59,669,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $95,879,480 and $42,743,375, respectively, for the six months ended January 31, 2016,. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan

Semiannual Report 2016
34

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, affiliated shareholders of record owned 80.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Illinois Geographic Concentration Risk

To the extent that the Fund concentrates its investments in the municipal securities issued by a particular state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in such state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2016
35

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

On December 1, 2015, the Fund's Board approved a change in the Fund's name to Columbia Strategic Municipal Income Fund, along with certain changes to the Fund's principal investment strategies. These changes are expected to become effective April 2016, subject to shareholder approval.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
36

COLUMBIA AMT-FREE TAX-EXEMPT BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia AMT-Free Tax-Exempt Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR118_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA DISCIPLINED VALUE FUND

(formerly Columbia Large Value Quantitative Fund)

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA DISCIPLINED VALUE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	30
Important Information About This Report	39

Semiannual Report 2016

COLUMBIA DISCIPLINED VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Disciplined Value Fund (the Fund) Class A shares returned -9.11% excluding sales charges for the six-month period that ended January 31, 2016.

■  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned -8.63% during the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A	08/01/08
Excluding sales charges		-9.11	-6.27	10.09	6.09
Including sales charges		-14.31	-11.70	8.80	5.26
Class B	08/01/08
Excluding sales charges		-9.40	-6.94	9.26	5.30
Including sales charges		-13.67	-11.33	8.98	5.30
Class C	08/01/08
Excluding sales charges		-9.42	-6.93	9.23	5.27
Including sales charges		-10.28	-7.81	9.23	5.27
Class I	08/01/08	-8.94	-5.92	10.53	6.52
Class K	08/01/08	-9.03	-6.10	10.23	6.22
Class R	08/01/08	-9.24	-6.50	9.79	5.79
Class R4*	06/01/15	-9.01	-6.15	10.11	6.11
Class R5*	06/01/15	-9.01	-6.15	10.12	6.11
Class T*	03/07/11
Excluding sales charges		-9.15	-6.30	10.02	6.05
Including sales charges		-14.35	-11.65	8.73	5.22
Class W	08/01/08	-9.07	-6.24	10.07	6.05
Class Y*	06/01/15	-8.95	-6.08	10.13	6.12
Class Z*	09/27/10	-9.01	-6.09	10.36	6.28
Russell 1000 Value Index		-8.63	-5.00	9.61	6.86

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA DISCIPLINED VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Brian Condon, CFA

Peter Albanese

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at January 31, 2016)
Johnson & Johnson	4.5
JPMorgan Chase & Co.	3.7
Pfizer, Inc.	3.6
Microsoft Corp.	3.3
Cisco Systems, Inc.	2.8
Wal-Mart Stores, Inc.	2.8
Citigroup, Inc.	2.8
Intel Corp.	2.4
Valero Energy Corp.	2.2
Raytheon Co.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2016)
Common Stocks	99.4
Money Market Funds	0.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at January 31, 2016)
Consumer Discretionary	5.4
Consumer Staples	7.7
Energy	11.6
Financials	28.8
Health Care	12.4
Industrials	10.1
Information Technology	11.2
Materials	2.7
Telecommunication Services	2.9
Utilities	7.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA DISCIPLINED VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	908.90	1,019.00	5.60	5.92	1.18
Class B	1,000.00	1,000.00	906.00	1,015.27	9.15	9.67	1.93
Class C	1,000.00	1,000.00	905.80	1,015.27	9.15	9.67	1.93
Class I	1,000.00	1,000.00	910.60	1,021.03	3.66	3.87	0.77
Class K	1,000.00	1,000.00	909.70	1,019.74	4.89	5.17	1.03
Class R	1,000.00	1,000.00	907.60	1,017.75	6.78	7.17	1.43
Class R4	1,000.00	1,000.00	909.90	1,020.19	4.46	4.72	0.94
Class R5	1,000.00	1,000.00	909.90	1,020.79	3.89	4.12	0.82
Class T	1,000.00	1,000.00	908.50	1,019.00	5.60	5.92	1.18
Class W	1,000.00	1,000.00	909.30	1,019.00	5.60	5.92	1.18
Class Y	1,000.00	1,000.00	910.50	1,021.18	3.52	3.72	0.74
Class Z	1,000.00	1,000.00	909.90	1,020.24	4.42	4.67	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA DISCIPLINED VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.3%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 5.4%
Automobiles 1.4%
Ford Motor Co.	1,040,900	12,428,346
Hotels, Restaurants & Leisure 0.3%
Darden Restaurants, Inc.	47,300	2,982,738
Media 1.9%
Comcast Corp., Class A	288,300	16,061,193
Multiline Retail 1.8%
Target Corp.	213,100	15,432,702
Total Consumer Discretionary		46,904,979
CONSUMER STAPLES 7.6%
Food & Staples Retailing 3.6%
CVS Health Corp.	75,400	7,282,886
Wal-Mart Stores, Inc.	360,900	23,949,324
Total		31,232,210
Food Products 0.3%
Pilgrim's Pride Corp.(a)	102,600	2,275,668
Household Products 0.4%
Procter & Gamble Co. (The)	45,500	3,716,895
Personal Products 0.6%
Herbalife Ltd.(a)	35,300	1,631,213
Nu Skin Enterprises, Inc., Class A	102,700	3,250,455
Total		4,881,668
Tobacco 2.7%
Altria Group, Inc.	125,800	7,687,638
Philip Morris International, Inc.	179,300	16,138,793
Total		23,826,431
Total Consumer Staples		65,932,872
ENERGY 11.5%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	33,500	1,457,585
Noble Corp. PLC	149,100	1,161,489
Superior Energy Services, Inc.	723,600	7,460,316
Total		10,079,390
Oil, Gas & Consumable Fuels 10.4%
Chevron Corp.	175,400	15,166,838
ConocoPhillips	449,000	17,546,920

Common Stocks (continued)

Issuer	Shares	Value ($)
EOG Resources, Inc.	96,700	6,867,634
Exxon Mobil Corp.(b)	212,800	16,566,480
Marathon Petroleum Corp.	329,000	13,748,910
Valero Energy Corp.	282,300	19,159,701
World Fuel Services Corp.	25,200	981,540
Total		90,038,023
Total Energy		100,117,413
FINANCIALS 28.6%
Banks 8.0%
CIT Group, Inc.	262,900	7,716,115
Citigroup, Inc.	561,800	23,921,444
JPMorgan Chase & Co.	533,300	31,731,350
Wells Fargo & Co.	118,900	5,972,347
Total		69,341,256
Capital Markets 1.8%
BlackRock, Inc.	49,100	15,430,166
Goldman Sachs Group, Inc. (The)	2,700	436,212
Total		15,866,378
Consumer Finance 3.0%
Capital One Financial Corp.	159,500	10,466,390
Navient Corp.	1,101,900	10,534,164
Santander Consumer USA Holdings, Inc.(a)	464,000	4,848,800
Total		25,849,354
Diversified Financial Services 4.0%
Berkshire Hathaway, Inc., Class B(a)	36,000	4,671,720
Intercontinental Exchange, Inc.	68,800	18,149,440
Voya Financial, Inc.	379,100	11,592,878
Total		34,414,038
Insurance 7.3%
Aflac, Inc.	200,900	11,644,164
Aspen Insurance Holdings Ltd.	26,500	1,232,515
Assured Guaranty Ltd.	580,000	13,792,400
Everest Re Group Ltd.	55,700	9,966,958
Lincoln National Corp.	24,100	950,986
Marsh & McLennan Companies, Inc.	219,500	11,705,935
Prudential Financial, Inc.	206,400	14,464,512
Total		63,757,470

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA DISCIPLINED VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 4.5%
AvalonBay Communities, Inc.	13,900	2,383,711
CBL & Associates Properties, Inc.	311,100	3,344,325
Empire State Realty Trust, Inc., Class A	427,600	7,076,780
General Growth Properties, Inc.	361,100	10,125,244
Public Storage	64,900	16,456,044
Total		39,386,104
Total Financials		248,614,600
HEALTH CARE 12.3%
Biotechnology 0.2%
Alkermes PLC(a)	47,600	1,523,676
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	174,500	6,604,825
Baxter International, Inc.	405,000	14,823,000
Total		21,427,825
Health Care Providers & Services 1.5%
Cardinal Health, Inc.	163,400	13,295,858
Pharmaceuticals 8.1%
Johnson & Johnson	372,500	38,903,900
Pfizer, Inc.	1,029,800	31,398,602
Total		70,302,502
Total Health Care		106,549,861
INDUSTRIALS 10.1%
Aerospace & Defense 3.7%
BWX Technologies, Inc.	57,400	1,718,556
Raytheon Co.	143,100	18,351,144
Spirit AeroSystems Holdings, Inc., Class A(a)	284,900	12,079,760
Total		32,149,460
Airlines 1.3%
JetBlue Airways Corp.(a)	511,200	10,893,672
Commercial Services & Supplies 0.2%
RR Donnelley & Sons Co.	154,900	2,163,953
Electrical Equipment 1.9%
Eaton Corp. PLC	323,300	16,329,883
Industrial Conglomerates 1.2%
General Electric Co.	345,300	10,048,230

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 1.8%
AGCO Corp.	161,400	7,871,478
Lincoln Electric Holdings, Inc.	148,600	7,911,464
Total		15,782,942
Total Industrials		87,368,140
INFORMATION TECHNOLOGY 11.1%
Communications Equipment 2.8%
Cisco Systems, Inc.	1,025,000	24,384,750
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	657,500	20,395,650
Software 4.5%
Microsoft Corp.	512,000	28,206,080
Oracle Corp.	295,200	10,718,712
Total		38,924,792
Technology Hardware, Storage & Peripherals 1.4%
EMC Corp.	507,600	12,573,252
Total Information Technology		96,278,444
MATERIALS 2.7%
Chemicals 1.3%
Westlake Chemical Corp.	251,200	11,424,576
Paper & Forest Products 1.4%
Domtar Corp.	369,400	11,913,150
Total Materials		23,337,726
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	25,500	919,530
CenturyLink, Inc.	270,700	6,881,194
Verizon Communications, Inc.	344,600	17,219,662
Total		25,020,386
Total Telecommunication Services		25,020,386
UTILITIES 7.1%
Electric Utilities 3.8%
Entergy Corp.	232,600	16,416,908
Exelon Corp.	572,400	16,925,868
Total		33,342,776

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA DISCIPLINED VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	352,900	3,352,550
Multi-Utilities 2.9%
PG&E Corp.	139,400	7,654,454
Public Service Enterprise Group, Inc.	429,400	17,734,220
Total		25,388,674
Total Utilities		62,084,000
Total Common Stocks (Cost: $878,104,110)		862,208,421

Money Market Funds 0.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.360%(c)(d)	5,298,905	5,298,905
Total Money Market Funds (Cost: $5,298,905)		5,298,905
Total Investments (Cost: $883,403,015)		867,507,326
Other Assets & Liabilities, Net		1,213,979
Net Assets		868,721,305

At January 31, 2016, securities totaling $4,694,355 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	14	USD	6,755,350	03/2016	44,926	—

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2016.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,763,518	40,627,096	(49,091,709)	5,298,905	7,366	5,298,905

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA DISCIPLINED VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA DISCIPLINED VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	46,904,979	—	—	46,904,979
Consumer Staples	65,932,872	—	—	65,932,872
Energy	100,117,413	—	—	100,117,413
Financials	248,614,600	—	—	248,614,600
Health Care	106,549,861	—	—	106,549,861
Industrials	87,368,140	—	—	87,368,140
Information Technology	96,278,444	—	—	96,278,444
Materials	23,337,726	—	—	23,337,726
Telecommunication Services	25,020,386	—	—	25,020,386
Utilities	62,084,000	—	—	62,084,000
Total Common Stocks	862,208,421	—	—	862,208,421
Money Market Funds	—	5,298,905	—	5,298,905
Total Investments	862,208,421	5,298,905	—	867,507,326
Derivatives
Assets
Futures Contracts	44,926	—	—	44,926
Total	862,253,347	5,298,905	—	867,552,252

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	13,763,518	13,763,518	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA DISCIPLINED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $878,104,110)	$862,208,421
Affiliated issuers (identified cost $5,298,905)	5,298,905
Total investments (identified cost $883,403,015)	867,507,326
Cash	283
Receivable for:
Capital shares sold	375,873
Dividends	1,271,816
Variation margin	185,250
Expense reimbursement due from Investment Manager	225
Prepaid expenses	3,356
Trustees' deferred compensation plan	28,646
Other assets	37,840
Total assets	869,410,615
Liabilities
Payable for:
Capital shares purchased	499,907
Variation margin	8,904
Investment management fees	16,861
Distribution and/or service fees	2,973
Transfer agent fees	61,911
Compensation of board members	34,944
Other expenses	35,164
Trustees' deferred compensation plan	28,646
Total liabilities	689,310
Net assets applicable to outstanding capital stock	$868,721,305
Represented by
Paid-in capital	$907,416,572
Undistributed net investment income	728,307
Accumulated net realized loss	(23,572,811)
Unrealized appreciation (depreciation) on:
Investments	(15,895,689)
Futures contracts	44,926
Total — representing net assets applicable to outstanding capital stock	$868,721,305

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA DISCIPLINED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A
Net assets	$92,673,754
Shares outstanding	11,402,328
Net asset value per share	$8.13
Maximum offering price per share(a)	$8.63
Class B
Net assets	$265,353
Shares outstanding	32,820
Net asset value per share	$8.09
Class C
Net assets	$15,964,654
Shares outstanding	2,003,320
Net asset value per share	$7.97
Class I
Net assets	$365,271,982
Shares outstanding	44,596,486
Net asset value per share	$8.19
Class K
Net assets	$2,505
Shares outstanding	307
Net asset value per share(b)	$8.17
Class R
Net assets	$2,499,739
Shares outstanding	306,749
Net asset value per share	$8.15
Class R4
Net assets	$71,115
Shares outstanding	8,691
Net asset value per share	$8.18
Class R5
Net assets	$29,809
Shares outstanding	3,648
Net asset value per share	$8.17
Class T
Net assets	$72,643,614
Shares outstanding	8,959,456
Net asset value per share	$8.11
Maximum offering price per share(a)	$8.60
Class W
Net assets	$211,377,829
Shares outstanding	25,848,856
Net asset value per share	$8.18

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA DISCIPLINED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class Y
Net assets	$2,085
Shares outstanding	255
Net asset value per share	$8.18
Class Z
Net assets	$107,918,866
Shares outstanding	13,175,369
Net asset value per share	$8.19

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA DISCIPLINED VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,593,245
Dividends — affiliated issuers	7,366
Total income	13,600,611
Expenses:
Investment management fees	3,400,568
Distribution and/or service fees
Class A	124,365
Class B	1,527
Class C	81,217
Class R	5,994
Class T	97,944
Class W	276,839
Transfer agent fees
Class A	92,380
Class B	283
Class C	15,081
Class K	1
Class R	2,226
Class R4	11
Class R5	5
Class T	72,746
Class W	205,570
Class Z	121,304
Plan administration fees
Class K	3
Compensation of board members	9,378
Custodian fees	7,009
Printing and postage fees	45,541
Registration fees	80,377
Audit fees	11,380
Legal fees	6,417
Other	14,214
Total expenses	4,672,380
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(51,996)
Total net expenses	4,620,384
Net investment income	8,980,227
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(681,582)
Futures contracts	(689,040)
Net realized loss	(1,370,622)
Net change in unrealized appreciation (depreciation) on:
Investments	(95,248,290)
Futures contracts	(65,902)
Net change in unrealized depreciation	(95,314,192)
Net realized and unrealized loss	(96,684,814)
Net decrease in net assets from operations	$(87,704,587)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA DISCIPLINED VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015(a)(b)(c)
Operations
Net investment income	$8,980,227	$14,299,234
Net realized gain (loss)	(1,370,622)	68,417,717
Net change in unrealized depreciation	(95,314,192)	(19,171,278)
Net increase (decrease) in net assets resulting from operations	(87,704,587)	63,545,673
Distributions to shareholders
Net investment income
Class A	(1,447,806)	(750,196)
Class B	(2,168)	(2,182)
Class C	(113,286)	(42,189)
Class I	(7,253,316)	(5,992,480)
Class K	(45)	(37)
Class R	(29,296)	(3,933)
Class R4	(203)	—
Class R5	(578)	—
Class T	(1,137,552)	(906,209)
Class W	(3,279,003)	(2,550,101)
Class Y	(45)	—
Class Z	(2,137,290)	(1,754,975)
Net realized gains
Class A	(4,863,906)	(3,280,868)
Class B	(15,609)	(27,840)
Class C	(815,462)	(538,364)
Class I	(18,763,515)	(19,227,870)
Class K	(138)	(144)
Class R	(119,693)	(22,027)
Class R4	(577)	—
Class R5	(1,540)	—
Class T	(3,853,210)	(4,144,797)
Class W	(11,015,816)	(11,152,660)
Class Y	(115)	—
Class Z	(6,096,626)	(6,295,711)
Total distributions to shareholders	(60,946,795)	(56,692,583)
Increase in net assets from capital stock activity	21,332,694	173,647,118
Total increase (decrease) in net assets	(127,318,688)	180,500,208
Net assets at beginning of period	996,039,993	815,539,785
Net assets at end of period	$868,721,305	$996,039,993
Undistributed net investment income	$728,307	$7,148,668

(a) Class R4 shares are based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(b) Class R5 shares are based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(c) Class Y shares are based on operations from June 1, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA DISCIPLINED VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(d)	1,861,935	16,563,074	11,101,650	107,624,009
Distributions reinvested	652,159	5,549,869	377,991	3,632,497
Redemptions	(1,960,948)	(17,543,658)	(4,279,497)	(41,209,860)
Net increase	553,146	4,569,285	7,200,144	70,046,646
Class B shares
Subscriptions	4,481	41,265	14,593	140,188
Distributions reinvested	1,837	15,556	2,774	26,548
Redemptions(d)	(10,754)	(95,956)	(56,303)	(539,155)
Net decrease	(4,436)	(39,135)	(38,936)	(372,419)
Class C shares
Subscriptions	339,185	2,926,736	1,230,124	11,673,805
Distributions reinvested	84,123	702,428	46,392	437,475
Redemptions	(208,581)	(1,817,835)	(247,688)	(2,338,900)
Net increase	214,727	1,811,329	1,028,828	9,772,380
Class I shares
Subscriptions	174,908	1,540,504	7,632,005	76,081,578
Distributions reinvested	3,035,782	26,016,654	2,608,084	25,220,177
Redemptions	(1,100,186)	(10,418,695)	(2,937,943)	(29,080,483)
Net increase	2,110,504	17,138,463	7,302,146	72,221,272
Class R shares
Subscriptions	107,267	961,114	229,187	2,186,873
Distributions reinvested	14,385	122,700	974	9,376
Redemptions	(32,563)	(296,376)	(29,292)	(282,586)
Net increase	89,089	787,438	200,869	1,913,663
Class R4 shares
Subscriptions	8,436	71,993	255	2,500
Distributions reinvested	73	625	—	—
Redemptions	(73)	(625)	—	—
Net increase	8,436	71,993	255	2,500
Class R5 shares
Subscriptions	3,164	29,948	255	2,500
Distributions reinvested	229	1,961	—	—
Net increase	3,393	31,909	255	2,500
Class T shares
Subscriptions	22,370	195,133	74,898	715,868
Distributions reinvested	504,324	4,281,707	449,953	4,315,045
Redemptions	(378,952)	(3,404,549)	(806,634)	(7,804,547)
Net increase (decrease)	147,742	1,072,291	(281,783)	(2,773,634)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA DISCIPLINED VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)(b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	2,787,172	25,353,153	3,540,001	34,460,385
Distributions reinvested	1,669,934	14,294,639	1,418,487	13,702,583
Redemptions	(2,472,620)	(22,230,513)	(5,176,581)	(50,432,995)
Net increase (decrease)	1,984,486	17,417,279	(218,093)	(2,270,027)
Class Y shares
Subscriptions	—	—	255	2,500
Net increase	—	—	255	2,500
Class Z shares
Subscriptions	1,543,132	13,683,712	6,894,047	67,337,828
Distributions reinvested	561,857	4,815,111	446,301	4,320,194
Redemptions	(4,466,400)	(40,026,981)	(4,760,022)	(46,556,285)
Net increase (decrease)	(2,361,411)	(21,528,158)	2,580,326	25,101,737
Total net increase	2,745,676	21,332,694	17,774,266	173,647,118

(a) Class R4 shares are based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(b) Class R5 shares are based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(c) Class Y shares are based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(d) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA DISCIPLINED VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$9.56		$9.45		$8.67		$6.96		$6.36		$8.19		$7.78
Income from investment operations:
Net investment income	0.08		0.13		0.10		0.16		0.12		0.09		0.08
Net realized and unrealized gain (loss)	(0.93)		0.56		1.27		1.97		1.23		0.11		0.70
Total from investment operations	(0.85)		0.69		1.37		2.13		1.35		0.20		0.78
Less distributions to shareholders:
Net investment income	(0.13)		(0.11)		(0.10)		(0.23)		(0.08)		(0.09)		(0.07)
Net realized gains	(0.45)		(0.47)		(0.49)		(0.19)		(0.67)		(1.94)		(0.30)
Total distributions to shareholders	(0.58)		(0.58)		(0.59)		(0.42)		(0.75)		(2.03)		(0.37)
Net asset value, end of period	$8.13		$9.56		$9.45		$8.67		$6.96		$6.36		$8.19
Total return	(9.11%)		7.25%		16.42	%(b)	31.78%		22.47%		0.01%		10.28%
Ratios to average net assets(c)
Total gross expenses	1.20	%(d)	1.20%		1.22%		1.32%		1.38	%(d)	1.33%		1.19%
Total net expenses(e)	1.18	%(d)	1.18	%(f)	1.18	%(f)	1.16	%(f)	1.11	%(d)(g)	1.14	%(g)	1.19%
Net investment income	1.73	%(d)	1.32%		1.15%		2.05%		2.16	%(d)	1.25%		1.04%
Supplemental data
Net assets, end of period (in thousands)	$92,674		$103,691		$34,470		$20,163		$12,084		$11,757		$3,009
Portfolio turnover	35%		89%		90%		103%		73%		90%		99%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA DISCIPLINED VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$9.47		$9.37		$8.61		$6.89		$6.28		$8.12		$7.71
Income from investment operations:
Net investment income	0.04		0.05		0.04		0.10		0.08		0.04		0.03
Net realized and unrealized gain (loss)	(0.91)		0.56		1.25		1.95		1.22		0.12		0.68
Total from investment operations	(0.87)		0.61		1.29		2.05		1.30		0.16		0.71
Less distributions to shareholders:
Net investment income	(0.06)		(0.04)		(0.04)		(0.14)		(0.02)		(0.06)		—
Net realized gains	(0.45)		(0.47)		(0.49)		(0.19)		(0.67)		(1.94)		(0.30)
Total distributions to shareholders	(0.51)		(0.51)		(0.53)		(0.33)		(0.69)		(2.00)		(0.30)
Net asset value, end of period	$8.09		$9.47		$9.37		$8.61		$6.89		$6.28		$8.12
Total return	(9.40%)		6.42%		15.48	%(b)	30.79%		21.79%		(0.64%)		9.37%
Ratios to average net assets(c)
Total gross expenses	1.95	%(d)	1.94%		1.97%		2.07%		2.14	%(d)	2.10%		1.96%
Total net expenses(e)	1.93	%(d)	1.93	%(f)	1.93	%(f)	1.91	%(f)	1.86	%(d)(g)	1.88	%(g)	1.96%
Net investment income	1.01	%(d)	0.55%		0.42%		1.37%		1.49	%(d)	0.48%		0.39%
Supplemental data
Net assets, end of period (in thousands)	$265		$353		$714		$754		$809		$1,215		$226
Portfolio turnover	35%		89%		90%		103%		73%		90%		99%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA DISCIPLINED VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$9.34		$9.25		$8.51		$6.84		$6.25		$8.09		$7.74
Income from investment operations:
Net investment income	0.04		0.05		0.04		0.10		0.08		0.04		0.03
Net realized and unrealized gain (loss)	(0.90)		0.55		1.23		1.93		1.22		0.11		0.67
Total from investment operations	(0.86)		0.60		1.27		2.03		1.30		0.15		0.70
Less distributions to shareholders:
Net investment income	(0.06)		(0.04)		(0.04)		(0.17)		(0.04)		(0.05)		(0.05)
Net realized gains	(0.45)		(0.47)		(0.49)		(0.19)		(0.67)		(1.94)		(0.30)
Total distributions to shareholders	(0.51)		(0.51)		(0.53)		(0.36)		(0.71)		(1.99)		(0.35)
Net asset value, end of period	$7.97		$9.34		$9.25		$8.51		$6.84		$6.25		$8.09
Total return	(9.42%)		6.40%		15.42	%(b)	30.81%		21.93%		(0.82%)		9.36%
Ratios to average net assets(c)
Total gross expenses	1.95	%(d)	1.95%		1.96%		2.07%		2.13	%(d)	2.04%		1.97%
Total net expenses(e)	1.93	%(d)	1.93	%(f)	1.93	%(f)	1.91	%(f)	1.86	%(d)(g)	1.85	%(g)	1.97%
Net investment income	0.97	%(d)	0.57%		0.40%		1.27%		1.39	%(d)	0.50%		0.35%
Supplemental data
Net assets, end of period (in thousands)	$15,965		$16,710		$7,026		$4,001		$1,873		$1,735		$94
Portfolio turnover	35%		89%		90%		103%		73%		90%		99%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA DISCIPLINED VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,						Year Ended September 30,
Class I	(Unaudited)		2015	2014		2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$9.65		$9.53	$8.74		$7.01	$6.40		$8.23	$7.81
Income from investment operations:
Net investment income	0.10		0.17	0.14		0.19	0.15		0.13	0.11
Net realized and unrealized gain (loss)	(0.94)		0.57	1.28		1.98	1.23		0.10	0.70
Total from investment operations	(0.84)		0.74	1.42		2.17	1.38		0.23	0.81
Less distributions to shareholders:
Net investment income	(0.17)		(0.15)	(0.14)		(0.25)	(0.10)		(0.12)	(0.09)
Net realized gains	(0.45)		(0.47)	(0.49)		(0.19)	(0.67)		(1.94)	(0.30)
Total distributions to shareholders	(0.62)		(0.62)	(0.63)		(0.44)	(0.77)		(2.06)	(0.39)
Net asset value, end of period	$8.19		$9.65	$9.53		$8.74	$7.01		$6.40	$8.23
Total return	(8.94%)		7.72%	16.88	%(b)	32.32%	22.92%		0.37%	10.71%
Ratios to average net assets(c)
Total gross expenses	0.77	%(d)	0.76%	0.78%		0.83%	0.87	%(d)	0.88%	0.77%
Total net expenses(e)	0.77	%(d)	0.76%	0.77%		0.73%	0.74	%(d)	0.84%	0.77%
Net investment income	2.14	%(d)	1.74%	1.52%		2.52%	2.65	%(d)	1.66%	1.37%
Supplemental data
Net assets, end of period (in thousands)	$365,272		$409,975	$335,330		$65,134	$63,878		$81,686	$69,800
Portfolio turnover	35%		89%	90%		103%	73%		90%	99%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA DISCIPLINED VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,						Year Ended September 30,
Class K	(Unaudited)		2015	2014		2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$9.61		$9.50	$8.72		$6.99	$6.38		$8.20	$7.79
Income from investment operations:
Net investment income	0.08		0.14	0.12		0.17	0.14		0.11	0.08
Net realized and unrealized gain (loss)	(0.92)		0.56	1.26		1.98	1.23		0.10	0.70
Total from investment operations	(0.84)		0.70	1.38		2.15	1.37		0.21	0.78
Less distributions to shareholders:
Net investment income	(0.15)		(0.12)	(0.11)		(0.23)	(0.09)		(0.09)	(0.07)
Net realized gains	(0.45)		(0.47)	(0.49)		(0.19)	(0.67)		(1.94)	(0.30)
Total distributions to shareholders	(0.60)		(0.59)	(0.60)		(0.42)	(0.76)		(2.03)	(0.37)
Net asset value, end of period	$8.17		$9.61	$9.50		$8.72	$6.99		$6.38	$8.20
Total return	(9.03%)		7.35%	16.49	%(b)	32.01%	22.68%		0.11%	10.37%
Ratios to average net assets(c)
Total gross expenses	1.03	%(d)	1.03%	1.10%		1.13%	1.17	%(d)	1.17%	1.09%
Total net expenses(e)	1.03	%(d)	1.03%	1.05%		1.01%	1.04	%(d)	1.09%	1.09%
Net investment income	1.88	%(d)	1.45%	1.37%		2.23%	2.39	%(d)	1.41%	1.04%
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$3		$9	$7		$13	$15
Portfolio turnover	35%		89%	90%		103%	73%		90%	99%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA DISCIPLINED VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$9.57		$9.46		$8.68		$6.97		$6.36		$8.17		$7.77
Income from investment operations:
Net investment income	0.06		0.10		0.07		0.14		0.11		0.08		0.05
Net realized and unrealized gain (loss)	(0.92)		0.56		1.28		1.97		1.23		0.11		0.69
Total from investment operations	(0.86)		0.66		1.35		2.11		1.34		0.19		0.74
Less distributions to shareholders:
Net investment income	(0.11)		(0.08)		(0.08)		(0.21)		(0.06)		(0.06)		(0.04)
Net realized gains	(0.45)		(0.47)		(0.49)		(0.19)		(0.67)		(1.94)		(0.30)
Total distributions to shareholders	(0.56)		(0.55)		(0.57)		(0.40)		(0.73)		(2.00)		(0.34)
Net asset value, end of period	$8.15		$9.57		$9.46		$8.68		$6.97		$6.36		$8.17
Total return	(9.24%)		6.98%		16.13	%(b)	31.42%		22.23%		(0.15%)		9.75%
Ratios to average net assets(c)
Total gross expenses	1.45	%(d)	1.45%		1.44%		1.57%		1.65	%(d)	1.62%		1.54%
Total net expenses(e)	1.43	%(d)	1.43	%(f)	1.43	%(f)	1.41	%(f)	1.36	%(d)(g)	1.45	%(g)	1.54%
Net investment income	1.44	%(d)	1.02%		0.76%		1.83%		1.91	%(d)	1.04%		0.59%
Supplemental data
Net assets, end of period (in thousands)	$2,500		$2,083		$159		$9		$7		$6		$8
Portfolio turnover	35%		89%		90%		103%		73%		90%		99%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA DISCIPLINED VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

Class R4	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.63		$9.80
Income from investment operations:
Net investment income	0.04		0.02
Net realized and unrealized loss	(0.88)		(0.19	)(b)
Total from investment operations	(0.84)		(0.17)
Less distributions to shareholders:
Net investment income	(0.16)		—
Net realized gains	(0.45)		—
Total distributions to shareholders	(0.61)		—
Net asset value, end of period	$8.18		$9.63
Total return	(9.01%)		(1.73%)
Ratios to average net assets(c)
Total gross expenses	0.99	%(d)	0.92	%(d)
Total net expenses(e)	0.94	%(d)	0.92	%(d)(f)
Net investment income	1.00	%(d)	1.11	%(d)
Supplemental data
Net assets, end of period (in thousands)	$71		$2
Portfolio turnover	35%		89%

Notes to Financial Highlights

(a)  Based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA DISCIPLINED VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.63		$9.80
Income from investment operations:
Net investment income	0.08		0.02
Net realized and unrealized loss	(0.92)		(0.19	)(b)
Total from investment operations	(0.84)		(0.17)
Less distributions to shareholders:
Net investment income	(0.17)		—
Net realized gains	(0.45)		—
Total distributions to shareholders	(0.62)		—
Net asset value, end of period	$8.17		$9.63
Total return	(9.01%)		(1.73%)
Ratios to average net assets(c)
Total gross expenses	0.83	%(d)	0.80	%(d)
Total net expenses(e)	0.82	%(d)	0.80	%(d)
Net investment income	1.93	%(d)	1.23	%(d)
Supplemental data
Net assets, end of period (in thousands)	$30		$2
Portfolio turnover	35%		89%

Notes to Financial Highlights

(a)  Based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA DISCIPLINED VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class T	(Unaudited)		2015		2014		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$9.54		$9.42		$8.66		$6.95		$6.35		$7.95
Income from investment operations:
Net investment income	0.08		0.12		0.10		0.16		0.12		0.05
Net realized and unrealized gain (loss)	(0.93)		0.57		1.25		1.96		1.23		(1.07)
Total from investment operations	(0.85)		0.69		1.35		2.12		1.35		(1.02)
Less distributions to shareholders:
Net investment income	(0.13)		(0.10)		(0.10)		(0.22)		(0.08)		—
Net realized gains	(0.45)		(0.47)		(0.49)		(0.19)		(0.67)		(0.58)
Total distributions to shareholders	(0.58)		(0.57)		(0.59)		(0.41)		(0.75)		(0.58)
Net asset value, end of period	$8.11		$9.54		$9.42		$8.66		$6.95		$6.35
Total return	(9.15%)		7.33%		16.15	%(c)	31.74%		22.55%		(13.95%)
Ratios to average net assets(d)
Total gross expenses	1.20	%(e)	1.21%		1.27%		1.37%		1.43	%(e)	1.30	%(e)
Total net expenses(f)	1.18	%(e)	1.20	%(g)	1.23	%(g)	1.21	%(g)	1.16	%(e)(h)	1.10	%(e)(h)
Net investment income	1.73	%(e)	1.29%		1.11%		2.03%		2.09	%(e)	1.23	%(e)
Supplemental data
Net assets, end of period (in thousands)	$72,644		$84,026		$85,696		$80,761		$67,879		$61,361
Portfolio turnover	35%		89%		90%		103%		73%		90%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA DISCIPLINED VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$9.61		$9.50		$8.72		$7.00		$6.37		$8.19		$7.78
Income from investment operations:
Net investment income	0.08		0.13		0.10		0.15		0.12		0.10		0.07
Net realized and unrealized gain (loss)	(0.93)		0.56		1.27		1.99		1.24		0.10		0.71
Total from investment operations	(0.85)		0.69		1.37		2.14		1.36		0.20		0.78
Less distributions to shareholders:
Net investment income	(0.13)		(0.11)		(0.10)		(0.23)		(0.06)		(0.08)		(0.07)
Net realized gains	(0.45)		(0.47)		(0.49)		(0.19)		(0.67)		(1.94)		(0.30)
Total distributions to shareholders	(0.58)		(0.58)		(0.59)		(0.42)		(0.73)		(2.02)		(0.37)
Net asset value, end of period	$8.18		$9.61		$9.50		$8.72		$7.00		$6.37		$8.19
Total return	(9.07%)		7.21%		16.32	%(b)	31.75%		22.47%		(0.03%)		10.30%
Ratios to average net assets(c)
Total gross expenses	1.20	%(d)	1.19%		1.21%		1.32%		1.38	%(d)	1.36%		1.20%
Total net expenses(e)	1.18	%(d)	1.18	%(f)	1.18	%(f)	1.16	%(f)	1.11	%(d)(g)	1.23	%(g)	1.20%
Net investment income	1.72	%(d)	1.30%		1.15%		1.98%		2.13	%(d)	1.27%		0.88%
Supplemental data
Net assets, end of period (in thousands)	$211,378		$229,401		$228,749		$156,758		$61,854		$69,221		$173,685
Portfolio turnover	35%		89%		90%		103%		73%		90%		99%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA DISCIPLINED VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

Class Y	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.64		$9.81
Income from investment operations:
Net investment income	0.10		0.02
Net realized and unrealized loss	(0.93)		(0.19	)(b)
Total from investment operations	(0.83)		(0.17)
Less distributions to shareholders:
Net investment income	(0.18)		—
Net realized gains	(0.45)		—
Total distributions to shareholders	(0.63)		—
Net asset value, end of period	$8.18		$9.64
Total return	(8.95%)		(1.73%)
Ratios to average net assets(c)
Total gross expenses	0.74	%(d)	0.75	%(d)
Total net expenses(e)	0.74	%(d)	0.75	%(d)
Net investment income	2.17	%(d)	1.28	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$2
Portfolio turnover	35%		89%

Notes to Financial Highlights

(a)  Based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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28

COLUMBIA DISCIPLINED VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$9.64		$9.52		$8.74		$7.01		$6.40		$8.23		$8.23
Income from investment operations:
Net investment income	0.09		0.15		0.12		0.18		0.14		0.11		0.01
Net realized and unrealized gain (loss)	(0.93)		0.57		1.27		1.98		1.23		0.12		(0.01)
Total from investment operations	(0.84)		0.72		1.39		2.16		1.37		0.23		0.00
Less distributions to shareholders:
Net investment income	(0.16)		(0.13)		(0.12)		(0.24)		(0.09)		(0.12)		—
Net realized gains	(0.45)		(0.47)		(0.49)		(0.19)		(0.67)		(1.94)		—
Total distributions to shareholders	(0.61)		(0.60)		(0.61)		(0.43)		(0.76)		(2.06)		—
Net asset value, end of period	$8.19		$9.64		$9.52		$8.74		$7.01		$6.40		$8.23
Total return	(9.01%)		7.55%		16.56	%(c)	32.15%		22.74%		0.32%		0.00	%(d)
Ratios to average net assets(e)
Total gross expenses	0.95	%(f)	0.94%		0.95%		1.08%		1.13	%(f)	1.05%		1.03	%(f)
Total net expenses(g)	0.93	%(f)	0.93	%(h)	0.93	%(h)	0.90	%(h)	0.86	%(f)(i)	0.85	%(i)	1.03	%(f)
Net investment income	2.01	%(f)	1.55%		1.35%		2.40%		2.39	%(f)	1.44%		16.13	%(f)
Supplemental data
Net assets, end of period (in thousands)	$107,919		$149,791		$123,394		$30,062		$43,836		$74,993		$3
Portfolio turnover	35%		89%		90%		103%		73%		90%		99%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  Rounds to zero.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
29

COLUMBIA DISCIPLINED VALUE FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia Disciplined Value Fund (formerly known as Columbia Large Value Quantitative Fund) (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective December 21, 2015, Columbia Large Value Quantitative Fund was renamed Columbia Disciplined Value Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting

Semiannual Report 2016
30

COLUMBIA DISCIPLINED VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market

Semiannual Report 2016
31

COLUMBIA DISCIPLINED VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

(making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Semiannual Report 2016
32

COLUMBIA DISCIPLINED VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2016

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	44,926	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2016

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(689,040)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(65,902)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	9,857,988

*Based on the ending quarterly outstanding amounts for the six months ended January 31, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax

Semiannual Report 2016
33

COLUMBIA DISCIPLINED VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The

Semiannual Report 2016
34

COLUMBIA DISCIPLINED VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.75% to 0.55% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.73% of the Fund's average daily net assets.

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $2,135,743, and the administrative services fee paid to the Investment Manager was $184,061.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2016, other expenses paid by the Fund to this company were $1,588.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise

Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended January 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.05
Class R	0.19
Class R4	0.18
Class R5	0.05
Class T	0.19
Class W	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of

Semiannual Report 2016
35

COLUMBIA DISCIPLINED VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $55,000 and $66,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended January 31, 2016 was 0.25% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $53,229 for Class A, $16 for Class B, $2,043 for Class C, and $1,630 for Class T shares for the six months ended January 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap December 1, 2015 through November 30, 2016	Voluntary Expense Cap Prior to December 1, 2015
Class A	1.19%	1.18%
Class B	1.94	1.93
Class C	1.94	1.93
Class I	0.81	0.78
Class K	1.11	1.08
Class R	1.44	1.43
Class R4	0.94	0.93
Class R5	0.86	0.83
Class T	1.19	1.18
Class W	1.19	1.18
Class Y	0.81	0.78
Class Z	0.94	0.93

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses

Semiannual Report 2016
36

COLUMBIA DISCIPLINED VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $883,403,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$60,527,000
Unrealized depreciation	(76,423,000)
Net unrealized depreciation	$(15,896,000)

The following capital loss carryforwards, determined as of July 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	20,709,205

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $322,795,180 and $346,784,153, respectively, for the six months ended

January 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, affiliated shareholders of record owned 79.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Semiannual Report 2016
37

COLUMBIA DISCIPLINED VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at

http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
38

COLUMBIA DISCIPLINED VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
39

Columbia Disciplined Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR179_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA DISCIPLINED CORE FUND

(formerly Columbia Large Core Quantitative Fund)

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA DISCIPLINED CORE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	28
Important Information About This Report	37

Semiannual Report 2016

COLUMBIA DISCIPLINED CORE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Disciplined Core Fund (the Fund) Class A shares returned -8.95% excluding sales charges for the six-month period that ended January 31, 2016.

■  The Fund underperformed its benchmark, the S&P 500 Index, which returned -6.77% during the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	04/24/03
Excluding sales charges		-8.95	-3.03	11.49	5.87
Including sales charges		-14.19	-8.58	10.17	5.24
Class B	04/24/03
Excluding sales charges		-9.31	-3.78	10.66	5.07
Including sales charges		-13.82	-8.57	10.39	5.07
Class C	04/24/03
Excluding sales charges		-9.23	-3.72	10.68	5.07
Including sales charges		-10.13	-4.68	10.68	5.07
Class I	07/15/04	-8.71	-2.62	12.00	6.31
Class K	04/24/03	-8.90	-2.91	11.64	6.02
Class R*	12/11/06	-9.09	-3.27	11.21	5.60
Class R4*	03/19/13	-8.84	-2.86	11.62	5.93
Class R5*	12/11/06	-8.80	-2.68	11.95	6.23
Class W*	12/01/06	-9.00	-3.01	11.49	5.83
Class Y*	06/01/15	-8.80	-2.77	11.55	5.90
Class Z*	09/27/10	-8.87	-2.87	11.77	6.01
S&P 500 Index		-6.77	-0.67	10.91	6.48

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA DISCIPLINED CORE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Brian Condon, CFA

Peter Albanese

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at January 31, 2016)
Apple, Inc.	4.4
Johnson & Johnson	3.6
Verizon Communications, Inc.	3.1
Home Depot, Inc. (The)	2.8
Pfizer, Inc.	2.7
Wal-Mart Stores, Inc.	2.5
Comcast Corp., Class A	2.5
Oracle Corp.	2.3
MasterCard, Inc., Class A	2.3
Cisco Systems, Inc.	2.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2016)
Common Stocks	99.5
Money Market Funds	0.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at January 31, 2016)
Consumer Discretionary	12.9
Consumer Staples	10.7
Energy	6.2
Financials	15.6
Health Care	15.0
Industrials	9.8
Information Technology	20.4
Materials	2.7
Telecommunication Services	3.1
Utilities	3.6
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA DISCIPLINED CORE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	910.50	1,019.69	4.94	5.22	1.04
Class B	1,000.00	1,000.00	906.90	1,015.96	8.49	8.97	1.79
Class C	1,000.00	1,000.00	907.70	1,015.96	8.49	8.97	1.79
Class I	1,000.00	1,000.00	912.90	1,021.63	3.09	3.27	0.65
Class K	1,000.00	1,000.00	911.00	1,020.14	4.51	4.77	0.95
Class R	1,000.00	1,000.00	909.10	1,018.45	6.12	6.47	1.29
Class R4	1,000.00	1,000.00	911.60	1,020.93	3.75	3.97	0.79
Class R5	1,000.00	1,000.00	912.00	1,021.38	3.33	3.52	0.70
Class W	1,000.00	1,000.00	910.00	1,019.69	4.94	5.22	1.04
Class Y	1,000.00	1,000.00	912.00	1,021.58	3.14	3.32	0.66
Class Z	1,000.00	1,000.00	911.30	1,020.93	3.75	3.97	0.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
5

COLUMBIA DISCIPLINED CORE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.6%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.9%
Automobiles 1.2%
Ford Motor Co.	3,854,700	46,025,118
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	476,300	22,924,319
Darden Restaurants, Inc.	823,000	51,898,380
Total		74,822,699
Internet & Catalog Retail 1.6%
Amazon.com, Inc.(a)	103,100	60,519,700
Media 2.8%
Comcast Corp., Class A	1,711,105	95,325,660
News Corp., Class A	804,100	10,429,177
Total		105,754,837
Multiline Retail 1.4%
Target Corp.	738,600	53,489,412
Specialty Retail 4.0%
Best Buy Co., Inc.	1,560,100	43,573,593
Home Depot, Inc. (The)	858,900	108,015,264
Total		151,588,857
Total Consumer Discretionary		492,200,623
CONSUMER STAPLES 10.6%
Beverages 0.6%
Coca-Cola Enterprises, Inc.	148,200	6,879,444
Dr. Pepper Snapple Group, Inc.	163,000	15,295,920
Total		22,175,364
Food & Staples Retailing 4.7%
CVS Health Corp.	30,900	2,984,631
Kroger Co. (The)	2,121,600	82,339,296
Wal-Mart Stores, Inc.	1,455,100	96,560,436
Total		181,884,363
Food Products 1.3%
Archer-Daniels-Midland Co.	139,600	4,934,860
Campbell Soup Co.	143,200	8,077,912
Tyson Foods, Inc., Class A	682,200	36,402,192
Total		49,414,964

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 4.0%
Altria Group, Inc.	1,181,500	72,201,465
Philip Morris International, Inc.	910,200	81,927,102
Total		154,128,567
Total Consumer Staples		407,603,258
ENERGY 6.2%
Energy Equipment & Services 0.9%
Transocean Ltd.	3,385,500	35,276,910
Oil, Gas & Consumable Fuels 5.3%
Chevron Corp.	420,200	36,334,694
ConocoPhillips	1,531,660	59,857,273
Exxon Mobil Corp.	181,100	14,098,635
HollyFrontier Corp.	236,400	8,266,908
Valero Energy Corp.	1,214,150	82,404,360
Total		200,961,870
Total Energy		236,238,780
FINANCIALS 15.5%
Banks 4.1%
Citigroup, Inc.	1,915,900	81,579,022
JPMorgan Chase & Co.	1,298,100	77,236,950
Total		158,815,972
Capital Markets 1.7%
BlackRock, Inc.	56,300	17,692,838
T. Rowe Price Group, Inc.	652,206	46,274,015
Total		63,966,853
Consumer Finance 0.9%
Capital One Financial Corp.	204,700	13,432,414
Navient Corp.	2,384,800	22,798,688
Total		36,231,102
Diversified Financial Services 2.4%
Moody's Corp.	716,600	63,877,724
Voya Financial, Inc.	913,200	27,925,656
Total		91,803,380
Insurance 3.3%
Aflac, Inc.	400,400	23,207,184
Aon PLC	218,848	19,221,420
MetLife, Inc.	347,100	15,498,015

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA DISCIPLINED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Prudential Financial, Inc.	722,400	50,625,792
Travelers Companies, Inc. (The)	153,700	16,452,048
Total		125,004,459
Real Estate Investment Trusts (REITs) 3.1%
Crown Castle International Corp.	216,100	18,627,820
Digital Realty Trust, Inc.	282,200	22,598,576
Simon Property Group, Inc.	416,900	77,660,132
Total		118,886,528
Total Financials		594,708,294
HEALTH CARE 15.0%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc.(a)	125,200	18,270,436
Alkermes PLC(a)	168,600	5,396,886
Biogen, Inc.(a)	109,400	29,872,764
BioMarin Pharmaceutical, Inc.(a)	120,700	8,934,214
Celgene Corp.(a)	330,700	33,175,824
Incyte Corp.(a)	148,700	10,492,272
Vertex Pharmaceuticals, Inc.(a)	198,800	18,041,100
Total		124,183,496
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	1,184,400	44,829,540
DENTSPLY International, Inc.	527,918	31,089,091
Total		75,918,631
Health Care Providers & Services 3.5%
AmerisourceBergen Corp.	726,500	65,065,340
Express Scripts Holding Co.(a)	473,880	34,057,756
McKesson Corp.	204,022	32,843,461
Total		131,966,557
Pharmaceuticals 6.3%
Johnson & Johnson	1,302,100	135,991,324
Pfizer, Inc.	3,428,155	104,524,446
Total		240,515,770
Total Health Care		572,584,454
INDUSTRIALS 9.8%
Aerospace & Defense 4.3%
Boeing Co. (The)	588,300	70,672,479
Honeywell International, Inc.	586,500	60,526,800

Common Stocks (continued)

Issuer	Shares	Value ($)
Lockheed Martin Corp.	101,300	21,374,300
Raytheon Co.	98,600	12,644,464
Total		165,218,043
Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	150,888	14,062,762
Airlines 2.3%
Delta Air Lines, Inc.	1,562,600	69,207,554
United Continental Holdings, Inc.(a)	354,150	17,098,362
Total		86,305,916
Electrical Equipment 2.1%
Eaton Corp. PLC	572,200	28,901,822
Rockwell Automation, Inc.	543,400	51,932,738
Total		80,834,560
Machinery 0.5%
Illinois Tool Works, Inc.	203,900	18,365,273
Professional Services 0.2%
Equifax, Inc.	91,100	9,638,380
Total Industrials		374,424,934
INFORMATION TECHNOLOGY 20.3%
Communications Equipment 2.2%
Cisco Systems, Inc.	3,509,900	83,500,521
Internet Software & Services 4.3%
Alphabet, Inc., Class A(a)	31,200	23,754,120
Facebook, Inc., Class A(a)	657,600	73,789,296
VeriSign, Inc.(a)	886,400	67,011,840
Total		164,555,256
IT Services 2.3%
MasterCard, Inc., Class A	969,400	86,305,682
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	1,354,100	42,004,182
NVIDIA Corp.	956,500	28,015,885
Total		70,020,067
Software 5.4%
Electronic Arts, Inc.(a)	985,100	63,583,280
Microsoft Corp.(b)	450,900	24,840,081
Oracle Corp.	2,389,900	86,777,269
Red Hat, Inc.(a)	453,700	31,781,685
Total		206,982,315

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA DISCIPLINED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	1,706,180	166,079,561
Total Information Technology		777,443,402
MATERIALS 2.6%
Chemicals 1.9%
LyondellBasell Industries NV, Class A	872,800	68,052,216
Mosaic Co. (The)	119,058	2,869,298
Total		70,921,514
Metals & Mining 0.4%
Newmont Mining Corp.	858,400	17,133,664
Paper & Forest Products 0.3%
International Paper Co.	354,839	12,139,042
Total Materials		100,194,220
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 3.1%
Verizon Communications, Inc.	2,384,100	119,133,477
Total Telecommunication Services		119,133,477

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES 3.6%
Electric Utilities 1.6%
Entergy Corp.	880,500	62,145,690
Multi-Utilities 2.0%
Public Service Enterprise Group, Inc.	1,808,800	74,703,440
Total Utilities		136,849,130
Total Common Stocks (Cost: $3,660,875,187)		3,811,380,572

Money Market Funds 0.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.360%(c)(d)	20,380,782	20,380,782
Total Money Market Funds (Cost: $20,380,782)		20,380,782
Total Investments (Cost: $3,681,255,969)		3,831,761,354
Other Assets & Liabilities, Net		(4,395,149)
Net Assets		3,827,366,205

At January 31, 2016, securities totaling $3,151,148 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	53	USD	25,573,825	03/2016	323,394	—

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA DISCIPLINED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,976,748	142,969,600	(148,565,566)	20,380,782	32,952	20,380,782

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA DISCIPLINED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	492,200,623	—	—	492,200,623
Consumer Staples	407,603,258	—	—	407,603,258
Energy	236,238,780	—	—	236,238,780
Financials	594,708,294	—	—	594,708,294
Health Care	572,584,454	—	—	572,584,454
Industrials	374,424,934	—	—	374,424,934
Information Technology	777,443,402	—	—	777,443,402
Materials	100,194,220	—	—	100,194,220
Telecommunication Services	119,133,477	—	—	119,133,477
Utilities	136,849,130	—	—	136,849,130
Total Common Stocks	3,811,380,572	—	—	3,811,380,572
Money Market Funds	—	20,380,782	—	20,380,782
Total Investments	3,811,380,572	20,380,782	—	3,831,761,354
Assets
Futures Contracts	323,394	—	—	323,394
Total	3,811,703,966	20,380,782	—	3,832,084,748

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	25,976,748	25,976,748	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA DISCIPLINED CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $3,660,875,187)	$3,811,380,572
Affiliated issuers (identified cost $20,380,782)	20,380,782
Total investments (identified cost $3,681,255,969)	3,831,761,354
Receivable for:
Investments sold	85,414,426
Capital shares sold	677,507
Dividends	4,666,864
Variation margin	741,000
Prepaid expenses	9,325
Other assets	51,388
Total assets	3,923,321,864
Liabilities
Payable for:
Investments purchased	92,596,292
Capital shares purchased	2,575,609
Variation margin	62,325
Investment management fees	65,147
Distribution and/or service fees	24,524
Transfer agent fees	268,444
Plan administration fees	132
Compensation of board members	218,554
Other expenses	144,632
Total liabilities	95,955,659
Net assets applicable to outstanding capital stock	$3,827,366,205
Represented by
Paid-in capital	$4,012,992,204
Undistributed net investment income	537,586
Accumulated net realized loss	(336,992,364)
Unrealized appreciation (depreciation) on:
Investments	150,505,385
Futures contracts	323,394
Total — representing net assets applicable to outstanding capital stock	$3,827,366,205

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA DISCIPLINED CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A
Net assets	$3,245,339,997
Shares outstanding	361,591,205
Net asset value per share	$8.98
Maximum offering price per share(a)	$9.53
Class B
Net assets	$31,312,769
Shares outstanding	3,499,903
Net asset value per share	$8.95
Class C
Net assets	$57,452,185
Shares outstanding	6,508,341
Net asset value per share	$8.83
Class I
Net assets	$293,198,838
Shares outstanding	32,484,632
Net asset value per share	$9.03
Class K
Net assets	$19,810,055
Shares outstanding	2,194,902
Net asset value per share	$9.03
Class R
Net assets	$5,115,301
Shares outstanding	569,839
Net asset value per share	$8.98
Class R4
Net assets	$1,702,622
Shares outstanding	188,248
Net asset value per share	$9.04
Class R5
Net assets	$68,958,877
Shares outstanding	7,673,623
Net asset value per share	$8.99
Class W
Net assets	$53,661,105
Shares outstanding	5,940,243
Net asset value per share	$9.03
Class Y
Net assets	$34,127
Shares outstanding	3,785
Net asset value per share	$9.02
Class Z
Net assets	$50,780,329
Shares outstanding	5,633,473
Net asset value per share	$9.01

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA DISCIPLINED CORE FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$48,440,922
Dividends — affiliated issuers	32,952
Total income	48,473,874
Expenses:
Investment management fees	12,808,316
Distribution and/or service fees
Class A	4,276,813
Class B	188,982
Class C	273,669
Class R	12,860
Class W	98,676
Transfer agent fees
Class A	2,284,186
Class B	25,228
Class C	36,536
Class K	5,160
Class R	3,435
Class R4	992
Class R5	18,159
Class W	52,772
Class Z	31,942
Plan administration fees
Class K	25,859
Compensation of board members	21,956
Custodian fees	17,843
Printing and postage fees	230,701
Registration fees	78,344
Audit fees	12,380
Legal fees	17,818
Other	39,925
Total expenses	20,562,552
Net investment income	27,911,322
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	22,774,129
Futures contracts	(2,144,994)
Net realized gain	20,629,135
Net change in unrealized appreciation (depreciation) on:
Investments	(428,864,412)
Futures contracts	107,514
Net change in unrealized depreciation	(428,756,898)
Net realized and unrealized loss	(408,127,763)
Net decrease in net assets from operations	$(380,216,441)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA DISCIPLINED CORE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations
Net investment income	$27,911,322	$48,047,809
Net realized gain	20,629,135	514,344,381
Net change in unrealized depreciation	(428,756,898)	(54,513,260)
Net increase (decrease) in net assets resulting from operations	(380,216,441)	507,878,930
Distributions to shareholders
Net investment income
Class A	(44,224,173)	(36,842,502)
Class B	(189,958)	(195,763)
Class C	(321,070)	(151,340)
Class I	(5,228,680)	(4,758,466)
Class K	(283,117)	(329,772)
Class R	(54,433)	(25,994)
Class R4	(29,149)	(15,329)
Class R5	(1,192,888)	(926,384)
Class W	(729,900)	(1,116,991)
Class Y	(613)	—
Class Z	(870,786)	(479,036)
Total distributions to shareholders	(53,124,767)	(44,841,577)
Increase (decrease) in net assets from capital stock activity	2,532,732	(144,451,749)
Total increase (decrease) in net assets	(430,808,476)	318,585,604
Net assets at beginning of period	4,258,174,681	3,939,589,077
Net assets at end of period	$3,827,366,205	$4,258,174,681
Undistributed net investment income	$537,586	$25,751,031

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA DISCIPLINED CORE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	12,935,437	125,028,593	17,587,216	170,092,203
Distributions reinvested	4,455,947	42,376,053	3,641,858	35,253,183
Redemptions	(16,471,181)	(156,675,879)	(33,072,039)	(319,811,522)
Net increase (decrease)	920,203	10,728,767	(11,842,965)	(114,466,136)
Class B shares
Subscriptions	27,688	265,353	61,189	587,410
Distributions reinvested	19,875	188,614	20,184	194,979
Redemptions(b)	(960,226)	(9,057,636)	(2,530,084)	(24,166,864)
Net decrease	(912,663)	(8,603,669)	(2,448,711)	(23,384,475)
Class C shares
Subscriptions	1,735,028	16,395,418	1,894,029	18,052,763
Distributions reinvested	31,050	290,940	14,936	142,341
Redemptions	(632,354)	(5,866,743)	(611,397)	(5,781,701)
Net increase	1,133,724	10,819,615	1,297,568	12,413,403
Class I shares
Subscriptions	80,361	756,659	2,788,686	26,484,929
Distributions reinvested	546,927	5,228,624	488,544	4,758,418
Redemptions	(1,506,352)	(14,850,249)	(5,459,691)	(52,890,945)
Net decrease	(879,064)	(8,864,966)	(2,182,461)	(21,647,598)
Class K shares
Subscriptions	154,761	1,429,572	425,071	4,098,077
Distributions reinvested	29,580	283,077	33,854	329,737
Redemptions	(161,242)	(1,538,387)	(1,413,818)	(14,031,932)
Net increase (decrease)	23,099	174,262	(954,893)	(9,604,118)
Class R shares
Subscriptions	216,586	2,048,702	292,910	2,910,096
Distributions reinvested	3,800	36,178	1,733	16,795
Redemptions	(146,032)	(1,373,680)	(208,955)	(2,006,827)
Net increase	74,354	711,200	85,688	920,064
Class R4 shares
Subscriptions	145,057	1,447,783	146,829	1,436,190
Distributions reinvested	3,038	29,105	1,568	15,292
Redemptions	(53,895)	(519,536)	(76,011)	(763,014)
Net increase	94,200	957,352	72,386	688,468

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA DISCIPLINED CORE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	422,161	4,033,444	1,891,873	18,585,615
Distributions reinvested	125,298	1,192,837	95,598	926,340
Redemptions	(540,002)	(5,153,527)	(737,647)	(7,287,500)
Net increase	7,457	72,754	1,249,824	12,224,455
Class W shares
Subscriptions	4,110,746	39,384,594	4,046,671	38,181,158
Distributions reinvested	76,266	729,862	114,678	1,116,961
Redemptions	(5,824,300)	(56,873,606)	(7,976,478)	(76,361,052)
Net decrease	(1,637,288)	(16,759,150)	(3,815,129)	(37,062,933)
Class Y shares
Subscriptions	3,482	35,235	248	2,500
Distributions reinvested	60	572	—	—
Redemptions	(5)	(43)	—	—
Net increase	3,537	35,764	248	2,500
Class Z shares
Subscriptions	2,443,130	24,052,941	4,665,779	45,312,618
Distributions reinvested	76,557	731,118	46,663	453,563
Redemptions	(1,231,467)	(11,523,256)	(1,039,168)	(10,301,560)
Net increase	1,288,220	13,260,803	3,673,274	35,464,621
Total net increase (decrease)	115,779	2,532,732	(14,865,171)	(144,451,749)

(a) Class Y shares are based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA DISCIPLINED CORE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2016		Year Ended July 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.99		$8.93		$7.75		$6.33		$5.78		$4.74
Income from investment operations:
Net investment income	0.06		0.11		0.09		0.09		0.08		0.06
Net realized and unrealized gain (loss)	(0.95)		1.05		1.23		1.42		0.51		1.02
Total from investment operations	(0.89)		1.16		1.32		1.51		0.59		1.08
Less distributions to shareholders:
Net investment income	(0.12)		(0.10)		(0.14)		(0.09)		(0.04)		(0.04)
Total distributions to shareholders	(0.12)		(0.10)		(0.14)		(0.09)		(0.04)		(0.04)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$8.98		$9.99		$8.93		$7.75		$6.33		$5.78
Total return	(8.95%)		13.03%		17.21%		24.12%		10.25%		22.76%
Ratios to average net assets(b)
Total gross expenses	1.04	%(c)	1.06%		1.11%		1.18%		1.17%		1.18%
Total net expenses(d)	1.04	%(c)	1.06	%(e)	1.11	%(e)	1.16	%(e)	1.08	%(e)	1.12%
Net investment income	1.36	%(c)	1.12%		1.12%		1.28%		1.36%		1.19%
Supplemental data
Net assets, end of period (in thousands)	$3,245,340		$3,601,777		$3,325,544		$3,084,807		$2,800,422		$2,845,786
Portfolio turnover	39%		77%		73%		69%		71%		57%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA DISCIPLINED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.92		$8.87		$7.71		$6.28		$5.74		$4.71
Income from investment operations:
Net investment income	0.03		0.04		0.03		0.04		0.04		0.02
Net realized and unrealized gain (loss)	(0.95)		1.04		1.22		1.42		0.50		1.01
Total from investment operations	(0.92)		1.08		1.25		1.46		0.54		1.03
Less distributions to shareholders:
Net investment income	(0.05)		(0.03)		(0.09)		(0.03)		—		—
Total distributions to shareholders	(0.05)		(0.03)		(0.09)		(0.03)		—		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$8.95		$9.92		$8.87		$7.71		$6.28		$5.74
Total return	(9.31%)		12.23%		16.25%		23.27%		9.41%		21.87%
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	1.81%		1.87%		1.93%		1.92%		1.93%
Total net expenses(d)	1.79	%(c)	1.81	%(e)	1.87	%(e)	1.91	%(e)	1.83	%(e)	1.88%
Net investment income	0.64	%(c)	0.38%		0.39%		0.54%		0.63%		0.44%
Supplemental data
Net assets, end of period (in thousands)	$31,313		$43,755		$60,860		$77,087		$83,451		$114,107
Portfolio turnover	39%		77%		73%		69%		71%		57%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA DISCIPLINED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.78		$8.75		$7.61		$6.22		$5.68		$4.66
Income from investment operations:
Net investment income	0.03		0.04		0.03		0.04		0.03		0.02
Net realized and unrealized gain (loss)	(0.93)		1.02		1.20		1.40		0.51		1.00
Total from investment operations	(0.90)		1.06		1.23		1.44		0.54		1.02
Less distributions to shareholders:
Net investment income	(0.05)		(0.03)		(0.09)		(0.05)		—		—
Total distributions to shareholders	(0.05)		(0.03)		(0.09)		(0.05)		—		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$8.83		$9.78		$8.75		$7.61		$6.22		$5.68
Total return	(9.23%)		12.17%		16.20%		23.22%		9.51%		21.89%
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	1.80%		1.86%		1.93%		1.92%		1.94%
Total net expenses(d)	1.79	%(c)	1.80	%(e)	1.86	%(e)	1.91	%(e)	1.83	%(e)	1.88%
Net investment income	0.57	%(c)	0.37%		0.37%		0.53%		0.59%		0.44%
Supplemental data
Net assets, end of period (in thousands)	$57,452		$52,590		$35,687		$30,686		$25,903		$23,061
Portfolio turnover	39%		77%		73%		69%		71%		57%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA DISCIPLINED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class I	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.06		$9.00	$7.81	$6.38	$5.82	$4.77
Income from investment operations:
Net investment income	0.08		0.15	0.13	0.12	0.11	0.09
Net realized and unrealized gain (loss)	(0.95)		1.05	1.24	1.43	0.51	1.02
Total from investment operations	(0.87)		1.20	1.37	1.55	0.62	1.11
Less distributions to shareholders:
Net investment income	(0.16)		(0.14)	(0.18)	(0.12)	(0.06)	(0.06)
Total distributions to shareholders	(0.16)		(0.14)	(0.18)	(0.12)	(0.06)	(0.06)
Proceeds from regulatory settlements	—		—	—	—	0.00 (a)	—
Net asset value, end of period	$9.03		$10.06	$9.00	$7.81	$6.38	$5.82
Total return	(8.71%)		13.39%	17.71%	24.65%	10.85%	23.34%
Ratios to average net assets(b)
Total gross expenses	0.65	%(c)	0.65%	0.65%	0.67%	0.68%	0.71%
Total net expenses(d)	0.65	%(c)	0.65%	0.65%	0.66%	0.65%	0.69%
Net investment income	1.75	%(c)	1.53%	1.58%	1.78%	1.77%	1.62%
Supplemental data
Net assets, end of period (in thousands)	$293,199		$335,759	$319,764	$295,375	$279,293	$212,969
Portfolio turnover	39%		77%	73%	69%	71%	57%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA DISCIPLINED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class K	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.05		$8.98	$7.80	$6.37	$5.80	$4.76
Income from investment operations:
Net investment income	0.07		0.12	0.11	0.10	0.09	0.08
Net realized and unrealized gain (loss)	(0.96)		1.06	1.23	1.43	0.52	1.00
Total from investment operations	(0.89)		1.18	1.34	1.53	0.61	1.08
Less distributions to shareholders:
Net investment income	(0.13)		(0.11)	(0.16)	(0.10)	(0.04)	(0.04)
Total distributions to shareholders	(0.13)		(0.11)	(0.16)	(0.10)	(0.04)	(0.04)
Proceeds from regulatory settlements	—		—	—	—	0.00 (a)	—
Net asset value, end of period	$9.03		$10.05	$8.98	$7.80	$6.37	$5.80
Total return	(8.90%)		13.22%	17.29%	24.29%	10.57%	22.83%
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	0.95%	0.95%	0.97%	1.06%	0.97%
Total net expenses(d)	0.95	%(c)	0.95%	0.95%	0.96%	0.95%	0.96%
Net investment income	1.45	%(c)	1.24%	1.34%	1.47%	1.50%	1.39%
Supplemental data
Net assets, end of period (in thousands)	$19,810		$21,822	$28,087	$75,884	$61,446	$73,036
Portfolio turnover	39%		77%	73%	69%	71%	57%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA DISCIPLINED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.98		$8.92		$7.75		$6.33		$5.77		$4.73
Income from investment operations:
Net investment income	0.05		0.08		0.07		0.07		0.06		0.05
Net realized and unrealized gain (loss)	(0.95)		1.06		1.22		1.43		0.52		1.01
Total from investment operations	(0.90)		1.14		1.29		1.50		0.58		1.06
Less distributions to shareholders:
Net investment income	(0.10)		(0.08)		(0.12)		(0.08)		(0.02)		(0.02)
Total distributions to shareholders	(0.10)		(0.08)		(0.12)		(0.08)		(0.02)		(0.02)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$8.98		$9.98		$8.92		$7.75		$6.33		$5.77
Total return	(9.09%)		12.78%		16.81%		23.87%		10.11%		22.51%
Ratios to average net assets(b)
Total gross expenses	1.29	%(c)	1.31%		1.37%		1.43%		1.41%		1.44%
Total net expenses(d)	1.29	%(c)	1.31	%(e)	1.37	%(e)	1.41	%(e)	1.32	%(e)	1.38%
Net investment income	1.10	%(c)	0.86%		0.89%		1.02%		1.05%		0.92%
Supplemental data
Net assets, end of period (in thousands)	$5,115		$4,943		$3,655		$4,180		$3,522		$2,579
Portfolio turnover	39%		77%		73%		69%		71%		57%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA DISCIPLINED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.07		$9.00		$7.81		$7.02
Income from investment operations:
Net investment income	0.07		0.14		0.11		0.03
Net realized and unrealized gain (loss)	(0.95)		1.05		1.24		0.76
Total from investment operations	(0.88)		1.19		1.35		0.79
Less distributions to shareholders:
Net investment income	(0.15)		(0.12)		(0.16)		—
Total distributions to shareholders	(0.15)		(0.12)		(0.16)		—
Net asset value, end of period	$9.04		$10.07		$9.00		$7.81
Total return	(8.84%)		13.29%		17.45%		11.25%
Ratios to average net assets(b)
Total gross expenses	0.79	%(c)	0.80%		0.87%		0.92	%(c)
Total net expenses(d)	0.79	%(c)	0.80	%(e)	0.87	%(e)	0.92	%(c)
Net investment income	1.54	%(c)	1.40%		1.34%		1.25	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,703		$948		$195		$3
Portfolio turnover	39%		77%		73%		69%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA DISCIPLINED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R5	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$10.02		$8.96	$7.77	$6.35	$5.80	$4.75
Income from investment operations:
Net investment income	0.08		0.14	0.13	0.12	0.10	0.09
Net realized and unrealized gain (loss)	(0.95)		1.06	1.24	1.42	0.51	1.02
Total from investment operations	(0.87)		1.20	1.37	1.54	0.61	1.11
Less distributions to shareholders:
Net investment income	(0.16)		(0.14)	(0.18)	(0.12)	(0.06)	(0.06)
Total distributions to shareholders	(0.16)		(0.14)	(0.18)	(0.12)	(0.06)	(0.06)
Proceeds from regulatory settlements	—		—	—	—	0.00 (a)	—
Net asset value, end of period	$8.99		$10.02	$8.96	$7.77	$6.35	$5.80
Total return	(8.80%)		13.40%	17.75%	24.55%	10.71%	23.38%
Ratios to average net assets(b)
Total gross expenses	0.70	%(c)	0.70%	0.70%	0.72%	0.80%	0.72%
Total net expenses(d)	0.70	%(c)	0.70%	0.70%	0.71%	0.70%	0.70%
Net investment income	1.69	%(c)	1.47%	1.53%	1.72%	1.72%	1.61%
Supplemental data
Net assets, end of period (in thousands)	$68,959		$76,799	$57,466	$46,858	$37,489	$31,225
Portfolio turnover	39%		77%	73%	69%	71%	57%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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24

COLUMBIA DISCIPLINED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class W	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$10.05		$8.98		$7.80		$6.37		$5.81		$4.73
Income from investment operations:
Net investment income	0.07		0.11		0.09		0.09		0.08		0.06
Net realized and unrealized gain (loss)	(0.97)		1.06		1.23		1.43		0.51		1.02
Total from investment operations	(0.90)		1.17		1.32		1.52		0.59		1.08
Less distributions to shareholders:
Net investment income	(0.12)		(0.10)		(0.14)		(0.09)		(0.03)		—
Total distributions to shareholders	(0.12)		(0.10)		(0.14)		(0.09)		(0.03)		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$9.03		$10.05		$8.98		$7.80		$6.37		$5.81
Total return	(9.00%)		13.07%		17.10%		24.15%		10.23%		22.83%
Ratios to average net assets(b)
Total gross expenses	1.04	%(c)	1.06%		1.12%		1.18%		1.18%		1.17%
Total net expenses(d)	1.04	%(c)	1.06	%(e)	1.12	%(e)	1.16	%(e)	1.08	%(e)	1.12%
Net investment income	1.45	%(c)	1.09%		1.09%		1.27%		1.35%		1.22%
Supplemental data
Net assets, end of period (in thousands)	$53,661		$76,143		$102,303		$113,166		$115,408		$141,510
Portfolio turnover	39%		77%		73%		69%		71%		57%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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25

COLUMBIA DISCIPLINED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

Class Y	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
Per share data
Net asset value, beginning of period	$10.06		$10.09
Income from investment operations:
Net investment income	0.08		0.02
Net realized and unrealized loss	(0.96)		(0.05	)(b)
Total from investment operations	(0.88)		(0.03)
Less distributions to shareholders:
Net investment income	(0.16)		—
Total distributions to shareholders	(0.16)		—
Net asset value, end of period	$9.02		$10.06
Total return	(8.80%)		(0.30%)
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.60	%(d)
Total net expenses(e)	0.66	%(d)	0.60	%(d)
Net investment income	1.74	%(d)	1.16	%(d)
Supplemental data
Net assets, end of period (in thousands)	$34		$2
Portfolio turnover	39%		77%

Notes to Financial Highlights

(a)  Based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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26

COLUMBIA DISCIPLINED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$10.04		$8.97		$7.79		$6.36		$5.81		$4.98
Income from investment operations:
Net investment income	0.07		0.14		0.11		0.10		0.09		0.07
Net realized and unrealized gain (loss)	(0.95)		1.05		1.23		1.44		0.52		0.82
Total from investment operations	(0.88)		1.19		1.34		1.54		0.61		0.89
Less distributions to shareholders:
Net investment income	(0.15)		(0.12)		(0.16)		(0.11)		(0.06)		(0.06)
Total distributions to shareholders	(0.15)		(0.12)		(0.16)		(0.11)		(0.06)		(0.06)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—
Net asset value, end of period	$9.01		$10.04		$8.97		$7.79		$6.36		$5.81
Total return	(8.87%)		13.34%		17.38%		24.48%		10.59%		17.89%
Ratios to average net assets(c)
Total gross expenses	0.79	%(d)	0.80%		0.87%		0.93%		0.89%		0.89	%(d)
Total net expenses(e)	0.79	%(d)	0.80	%(f)	0.87	%(f)	0.91	%(f)	0.82	%(f)	0.83	%(d)
Net investment income	1.55	%(d)	1.38%		1.35%		1.51%		1.60%		1.52	%(d)
Supplemental data
Net assets, end of period (in thousands)	$50,780		$43,636		$6,030		$3,817		$2,496		$1,820
Portfolio turnover	39%		77%		73%		69%		71%		57%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia Disciplined Core Fund (formerly known as Columbia Large Core Quantitative Fund) (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective December 21, 2015, Columbia Large Core Quantitative Fund was renamed Columbia Disciplined Core Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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28

COLUMBIA DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the

Semiannual Report 2016
29

COLUMBIA DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include

Semiannual Report 2016
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COLUMBIA DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	323,394	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(2,144,994)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	107,514

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	30,154,150

*Based on the ending quarterly outstanding amounts for the six months ended January 31, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result

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COLUMBIA DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.75% to 0.55% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.63% of the Fund's average daily net assets.

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting

Semiannual Report 2016
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COLUMBIA DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $7,974,794, and the administrative services fee paid to the Investment Manager was $673,359.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2016, other expenses paid by the Fund to this company were $4,528.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended January 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class B	0.13
Class C	0.13
Class K	0.05
Class R	0.13
Class R4	0.13
Class R5	0.05
Class W	0.13
Class Z	0.13

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At December 31, 2015, the Fund's total potential future obligation over the life of the Guaranty is $48,830. The liability remaining at January 31, 2016 for non-recurring charges associated with the lease amounted to $28,970 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at January 31, 2016 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $22,506, which approximates the fair value of the ownership interest.

Semiannual Report 2016
33

COLUMBIA DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $5,764,000 and $1,320,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $727,926 for Class A, $1,176 for Class B and $2,332 for Class C shares for the six months ended January 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap December 1, 2015 Through November 30, 2016	Voluntary Expense Cap Prior to December 1, 2015
Class A	1.15%	1.18%
Class B	1.90	1.93
Class C	1.90	1.93
Class I	0.80	0.80
Class K	1.10	1.10
Class R	1.40	1.43
Class R4	0.90	0.93
Class R5	0.85	0.85
Class W	1.15	1.18
Class Y	0.80	0.80
Class Z	0.90	0.93

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2016
34

COLUMBIA DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $3,681,256,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$430,555,000
Unrealized depreciation	(280,050,000)
Net unrealized appreciation	$150,505,000

The following capital loss carryforwards, determined as of January 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	8,928,904
2018	328,324,590
2019	18,579,540
Total	355,833,034

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,562,148,915 and $1,573,869,532, respectively, for the six months ended January 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, affiliated shareholders of record owned 86.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors

Semiannual Report 2016
35

COLUMBIA DISCIPLINED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

(collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
36

COLUMBIA DISCIPLINED CORE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Disciplined Core Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR177_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA DISCIPLINED GROWTH FUND

(formerly Columbia Large Growth Quantitative Fund)

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA DISCIPLINED GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	28
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA DISCIPLINED GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Disciplined Growth Fund (the Fund) Class A shares returned -7.36% excluding sales charges for the six-month period that ended January 31, 2016.

■  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned -7.18% during the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A	05/17/07
Excluding sales charges		-7.36	-0.01	12.01	6.11
Including sales charges		-12.66	-5.76	10.69	5.39
Class B	05/17/07
Excluding sales charges		-7.67	-0.77	11.16	5.31
Including sales charges		-11.75	-5.15	10.94	5.31
Class C	05/17/07
Excluding sales charges		-7.74	-0.79	11.16	5.30
Including sales charges		-8.55	-1.67	11.16	5.30
Class I	05/17/07	-7.12	0.45	12.53	6.60
Class K	05/17/07	-7.28	0.07	12.21	6.31
Class R	05/17/07	-7.59	-0.39	11.70	5.84
Class R4*	06/01/15	-7.24	0.12	12.03	6.12
Class R5*	11/08/12	-7.19	0.37	12.32	6.28
Class W*	08/01/08	-7.44	-0.14	11.95	6.10
Class Y*	06/01/15	-7.11	0.35	12.09	6.15
Class Z*	09/27/10	-7.29	0.23	12.21	6.23
Russell 1000 Growth Index		-7.18	1.32	11.67	7.14

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA DISCIPLINED GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at January 31, 2016)
Apple, Inc.	7.3
Amazon.com, Inc.	3.8
Facebook, Inc., Class A	3.3
Home Depot, Inc. (The)	3.3
Comcast Corp., Class A	2.9
Altria Group, Inc.	2.8
Verizon Communications, Inc.	2.8
Alphabet, Inc., Class A	2.8
MasterCard, Inc., Class A	2.5
Visa, Inc., Class A	2.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2016)
Common Stocks	98.4
Money Market Funds	1.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at January 31, 2016)
Consumer Discretionary	21.3
Consumer Staples	11.8
Energy	0.7
Financials	5.5
Health Care	15.9
Industrials	11.0
Information Technology	27.9
Materials	3.1
Telecommunication Services	2.8
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Peter Albanese

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016
3

COLUMBIA DISCIPLINED GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	926.40	1,018.70	5.94	6.22	1.24
Class B	1,000.00	1,000.00	923.30	1,014.97	9.52	9.97	1.99
Class C	1,000.00	1,000.00	922.60	1,014.97	9.51	9.97	1.99
Class I	1,000.00	1,000.00	928.80	1,020.93	3.79	3.97	0.79
Class K	1,000.00	1,000.00	927.20	1,019.64	5.03	5.27	1.05
Class R	1,000.00	1,000.00	924.10	1,017.40	7.18	7.52	1.50
Class R4	1,000.00	1,000.00	927.60	1,019.94	4.74	4.97	0.99
Class R5	1,000.00	1,000.00	928.10	1,020.74	3.98	4.17	0.83
Class W	1,000.00	1,000.00	925.60	1,018.70	5.94	6.22	1.24
Class Y	1,000.00	1,000.00	928.90	1,020.98	3.74	3.92	0.78
Class Z	1,000.00	1,000.00	927.10	1,019.94	4.74	4.97	0.99

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Semiannual Report 2016
4

COLUMBIA DISCIPLINED GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES (continued)

(Unaudited)

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until November 30, 2016, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses, subject to applicable exclusions, will not exceed 1.45% for Class R. Any amounts waived will not be reimbursed by the Fund. This change was effective December 1, 2015. If this change had been in place for the entire six month period ended January 31, 2016, the actual expenses paid would have been $6.94 for Class R and the hypothetical expenses paid would have been $7.27 for Class R. Other share classes may have had expense waiver changes; however, the changes were not considered material.

Semiannual Report 2016
5

COLUMBIA DISCIPLINED GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.3%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 20.9%
Auto Components 1.5%
Gentex Corp.	502,400	6,877,856
Diversified Consumer Services 1.8%
ServiceMaster Global Holdings, Inc.(a)	188,700	7,965,027
Hotels, Restaurants & Leisure 1.5%
Darden Restaurants, Inc.	99,300	6,261,858
Las Vegas Sands Corp.	7,400	333,740
Total		6,595,598
Internet & Catalog Retail 3.8%
Amazon.com, Inc.(a)	28,400	16,670,800
Media 4.8%
Comcast Corp., Class A	230,000	12,813,300
MSG Networks, Inc., Class A(a)	49,400	864,006
Walt Disney Co. (The)	80,900	7,751,838
Total		21,429,144
Multiline Retail 1.6%
Target Corp.	99,300	7,191,306
Specialty Retail 5.9%
Aaron's, Inc.	35,600	814,528
Home Depot, Inc. (The)	113,500	14,273,760
Lowe's Companies, Inc.	139,300	9,982,238
O'Reilly Automotive, Inc.(a)	3,900	1,017,510
Total		26,088,036
Total Consumer Discretionary		92,817,767
CONSUMER STAPLES 11.5%
Beverages 0.8%
Coca-Cola Co. (The)	10,500	450,660
Dr. Pepper Snapple Group, Inc.	21,600	2,026,944
PepsiCo, Inc.	12,300	1,221,390
Total		3,698,994
Food & Staples Retailing 2.7%
CVS Health Corp.	37,600	3,631,784
Kroger Co. (The)	216,086	8,386,298
Total		12,018,082
Food Products 2.9%
Ingredion, Inc.	48,500	4,884,920
Pilgrim's Pride Corp.(a)	159,900	3,546,582
Tyson Foods, Inc., Class A	85,800	4,578,288
Total		13,009,790

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 2.3%
Herbalife Ltd.(a)	117,500	5,429,675
Nu Skin Enterprises, Inc., Class A	150,000	4,747,500
Total		10,177,175
Tobacco 2.8%
Altria Group, Inc.	201,924	12,339,576
Total Consumer Staples		51,243,617
ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
Marathon Petroleum Corp.	74,500	3,113,355
Total Energy		3,113,355
FINANCIALS 5.4%
Consumer Finance 0.2%
Santander Consumer USA Holdings, Inc.(a)	99,100	1,035,595
Diversified Financial Services 2.0%
Intercontinental Exchange, Inc.	3,700	976,060
Moody's Corp.	86,000	7,666,040
Total		8,642,100
Real Estate Investment Trusts (REITs) 3.2%
Empire State Realty Trust, Inc., Class A	76,200	1,261,110
Equity LifeStyle Properties, Inc.	105,100	6,928,192
Simon Property Group, Inc.	31,600	5,886,448
Total		14,075,750
Total Financials		23,753,445
HEALTH CARE 15.7%
Biotechnology 5.8%
Alexion Pharmaceuticals, Inc.(a)	22,100	3,225,053
Alkermes PLC(a)	39,500	1,264,395
Baxalta, Inc.	22,100	884,221
Biogen, Inc.(a)	20,400	5,570,424
BioMarin Pharmaceutical, Inc.(a)	25,500	1,887,510
Bluebird Bio, Inc.(a)	10,800	446,688
Celgene Corp.(a)	59,200	5,938,944
Gilead Sciences, Inc.	25,000	2,075,000
Incyte Corp.(a)	23,700	1,672,272
Vertex Pharmaceuticals, Inc.(a)	31,000	2,813,250
Total		25,777,757

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA DISCIPLINED GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.7%
DENTSPLY International, Inc.	127,500	7,508,475
Health Care Providers & Services 4.0%
AmerisourceBergen Corp.	84,700	7,585,732
Cardinal Health, Inc.	4,800	390,576
Express Scripts Holding Co.(a)	15,400	1,106,798
McKesson Corp.	53,700	8,644,626
Total		17,727,732
Life Sciences Tools & Services 0.3%
Charles River Laboratories International, Inc.(a)	14,700	1,091,181
Pharmaceuticals 3.9%
Johnson & Johnson	88,300	9,222,052
Mallinckrodt PLC(a)	8,500	493,765
Merck & Co., Inc.	151,700	7,686,639
Total		17,402,456
Total Health Care		69,507,601
INDUSTRIALS 10.8%
Aerospace & Defense 4.8%
Boeing Co. (The)	84,600	10,162,998
BWX Technologies, Inc.	46,900	1,404,186
Honeywell International, Inc.	85,100	8,782,320
Huntington Ingalls Industries, Inc.	7,400	946,312
Total		21,295,816
Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	8,900	829,480
Airlines 3.6%
Delta Air Lines, Inc.	187,700	8,313,233
United Continental Holdings, Inc.(a)	156,800	7,570,304
Total		15,883,537
Machinery 1.8%
Illinois Tool Works, Inc.	88,500	7,971,195
Professional Services 0.4%
Equifax, Inc.	19,200	2,031,360
TOTAL INDUSTRIALS		48,011,388
INFORMATION TECHNOLOGY 27.5%
Communications Equipment 0.1%
F5 Networks, Inc.(a)	4,400	412,632

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services 8.4%
Alphabet, Inc., Class A(a)	15,990	12,173,987
eBay, Inc.(a)	155,400	3,645,684
Facebook, Inc., Class A(a)	128,000	14,362,880
VeriSign, Inc.(a)	94,300	7,129,080
Total		37,311,631
IT Services 4.8%
MasterCard, Inc., Class A	122,200	10,879,466
Visa, Inc., Class A	141,100	10,510,539
Total		21,390,005
Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.	198,900	6,169,878
Software 5.6%
Electronic Arts, Inc.(a)	122,400	7,900,308
Microsoft Corp.	74,290	4,092,636
Red Hat, Inc.(a)	13,500	945,675
Salesforce.com, inc.(a)	124,600	8,480,276
SolarWinds, Inc.(a)	56,200	3,369,190
Total		24,788,085
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.(b)	326,877	31,818,207
Total Information Technology		121,890,438
MATERIALS 3.1%
Chemicals 1.9%
LyondellBasell Industries NV, Class A	107,300	8,366,181
Containers & Packaging 0.2%
Sealed Air Corp.	28,400	1,151,052
Metals & Mining 0.2%
Steel Dynamics, Inc.	39,900	732,165
Paper & Forest Products 0.8%
International Paper Co.	99,500	3,403,895
Total Materials		13,653,293
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
Verizon Communications, Inc.	243,800	12,182,686
Total Telecommunication Services		12,182,686
Total Common Stocks (Cost: $369,843,826)		436,173,590

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA DISCIPLINED GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Money Market Funds 1.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.360%(c)(d)	7,114,415	7,114,415
Total Money Market Funds (Cost: $7,114,415)		7,114,415
Total Investments (Cost: $376,958,241)		443,288,005
Other Assets & Liabilities, Net		498,110
Net Assets		443,786,115

At January 31, 2016, securities totaling $973,400 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	16	USD	7,720,400	03/2016	188,969	—

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(c)  The rate shown is the seven-day current annualized yield at January 31, 2016.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,520,533	127,246,625	(126,652,743)	7,114,415	13,029	7,114,415

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA DISCIPLINED GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA DISCIPLINED GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	92,817,767	—	—	92,817,767
Consumer Staples	51,243,617	—	—	51,243,617
Energy	3,113,355	—	—	3,113,355
Financials	23,753,445	—	—	23,753,445
Health Care	69,507,601	—	—	69,507,601
Industrials	48,011,388	—	—	48,011,388
Information Technology	121,890,438	—	—	121,890,438
Materials	13,653,293	—	—	13,653,293
Telecommunication Services	12,182,686	—	—	12,182,686
Total Common Stocks	436,173,590	—	—	436,173,590
Money Market Funds	—	7,114,415	—	7,114,415
Total Investments	436,173,590	7,114,415	—	443,288,005
Derivatives
Assets
Futures Contracts	188,969	—	—	188,969
Total	436,362,559	7,114,415	—	443,476,974

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	6,520,533	6,520,533	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA DISCIPLINED GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $369,843,826)	$436,173,590
Affiliated issuers (identified cost $7,114,415)	7,114,415
Total investments (identified cost $376,958,241)	443,288,005
Receivable for:
Capital shares sold	471,470
Dividends	287,852
Variation margin	197,600
Expense reimbursement due from Investment Manager	729
Prepaid expenses	2,718
Other assets	27,617
Total assets	444,275,991
Liabilities
Payable for:
Capital shares purchased	347,331
Investment management fees	8,906
Distribution and/or service fees	1,728
Transfer agent fees	45,720
Compensation of board members	49,377
Other expenses	36,814
Total liabilities	489,876
Net assets applicable to outstanding capital stock	$443,786,115
Represented by
Paid-in capital	$369,282,797
Excess of distributions over net investment income	(150,304)
Accumulated net realized gain	8,134,889
Unrealized appreciation (depreciation) on:
Investments	66,329,764
Futures contracts	188,969
Total — representing net assets applicable to outstanding capital stock	$443,786,115

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA DISCIPLINED GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A
Net assets	$113,765,689
Shares outstanding	14,876,889
Net asset value per share	$7.65
Maximum offering price per share(a)	$8.12
Class B
Net assets	$323,545
Shares outstanding	43,166
Net asset value per share	$7.50
Class C
Net assets	$15,398,513
Shares outstanding	2,068,704
Net asset value per share	$7.44
Class I
Net assets	$222,366,362
Shares outstanding	28,592,869
Net asset value per share	$7.78
Class K
Net assets	$2,360
Shares outstanding	304
Net asset value per share(b)	$7.77
Class R
Net assets	$119,368
Shares outstanding	15,556
Net asset value per share	$7.67
Class R4
Net assets	$54,652
Shares outstanding	7,114
Net asset value per share	$7.68
Class R5
Net assets	$1,369,659
Shares outstanding	173,138
Net asset value per share	$7.91
Class W
Net assets	$81,914,814
Shares outstanding	10,645,840
Net asset value per share	$7.69
Class Y
Net assets	$5,424
Shares outstanding	699
Net asset value per share	$7.76
Class Z
Net assets	$8,465,729
Shares outstanding	1,099,309
Net asset value per share	$7.70

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA DISCIPLINED GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,691,610
Dividends — affiliated issuers	13,029
Total income	4,704,639
Expenses:
Investment management fees	2,179,255
Distribution and/or service fees
Class A	289,983
Class B	2,114
Class C	64,091
Class R	297
Class W	118,023
Transfer agent fees
Class A	248,495
Class B	452
Class C	13,781
Class K	1
Class R	129
Class R4	65
Class R5	333
Class W	101,080
Class Z	9,809
Plan administration fees
Class K	3
Compensation of board members	6,744
Custodian fees	4,237
Printing and postage fees	46,311
Registration fees	68,528
Audit fees	10,890
Legal fees	5,230
Other	10,900
Total expenses	3,180,751
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(39,447)
Total net expenses	3,141,304
Net investment income	1,563,335
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	31,310,841
Futures contracts	(4,144,137)
Net realized gain	27,166,704
Net change in unrealized appreciation (depreciation) on:
Investments	(76,569,290)
Futures contracts	80,414
Net change in unrealized depreciation	(76,488,876)
Net realized and unrealized loss	(49,322,172)
Net decrease in net assets from operations	$(47,758,837)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA DISCIPLINED GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations
Net investment income	$1,563,335	$4,838,363
Net realized gain	27,166,704	65,336,003
Net change in unrealized appreciation (depreciation)	(76,488,876)	28,244,521
Net increase (decrease) in net assets resulting from operations	(47,758,837)	98,418,887
Distributions to shareholders
Net investment income
Class A	(1,532,239)	(954,194)
Class I	(2,543,124)	(2,221,593)
Class K	(23)	(15)
Class R	(514)	(27)
Class R4	(490)	—
Class R5	(14,401)	(240)
Class W	(551,053)	(375,597)
Class Y	(62)	—
Class Z	(81,924)	(29,222)
Net realized gains
Class A	(27,962,373)	(28,258,818)
Class B	(46,453)	(82,233)
Class C	(1,591,244)	(661,974)
Class I	(26,752,049)	(29,971,991)
Class K	(322)	(312)
Class R	(15,697)	(2,208)
Class R4	(6,668)	—
Class R5	(160,754)	(3,449)
Class W	(10,056,371)	(11,470,143)
Class Y	(635)	—
Class Z	(1,078,300)	(533,071)
Total distributions to shareholders	(72,394,696)	(74,565,087)
Increase (decrease) in net assets from capital stock activity	(68,898,639)	45,190,442
Total increase (decrease) in net assets	(189,052,172)	69,044,242
Net assets at beginning of period	632,838,287	563,794,045
Net assets at end of period	$443,786,115	$632,838,287
Undistributed (excess of distributions over) net investment income	$(150,304)	$3,010,191

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA DISCIPLINED GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	3,475,601	29,847,419	5,897,654	54,433,103
Distributions reinvested	3,583,988	29,281,178	3,301,860	29,089,389
Redemptions	(18,515,024)	(142,156,205)	(10,198,323)	(93,708,894)
Net decrease	(11,455,435)	(83,027,608)	(998,809)	(10,186,402)
Class B shares
Subscriptions	5,001	42,494	15,058	138,972
Distributions reinvested	5,760	46,136	9,410	81,680
Redemptions(b)	(26,918)	(231,932)	(53,141)	(482,286)
Net decrease	(16,157)	(143,302)	(28,673)	(261,634)
Class C shares
Subscriptions	736,331	6,137,576	929,406	8,342,482
Distributions reinvested	170,260	1,355,272	57,978	499,768
Redemptions	(131,351)	(1,111,906)	(125,915)	(1,127,036)
Net increase	775,240	6,380,942	861,469	7,715,214
Class I shares
Subscriptions	565,493	5,330,021	7,763,158	75,432,412
Distributions reinvested	3,529,498	29,294,830	3,601,036	32,193,258
Redemptions	(1,513,343)	(14,326,974)	(8,165,876)	(76,846,644)
Net increase	2,581,648	20,297,877	3,198,318	30,779,026
Class R shares
Subscriptions	11,801	104,672	13,307	123,630
Distributions reinvested	906	7,430	216	1,914
Redemptions	(7,314)	(62,485)	(6,154)	(58,640)
Net increase	5,393	49,617	7,369	66,904
Class R4 shares
Subscriptions	1,393	12,668	6,279	58,841
Distributions reinvested	836	6,852	—	—
Redemptions	(1,394)	(13,170)	—	—
Net increase	835	6,350	6,279	58,841
Class R5 shares
Subscriptions	20,166	189,693	135,370	1,267,964
Distributions reinvested	20,688	174,816	371	3,367
Redemptions	(3,507)	(32,270)	(3,302)	(31,249)
Net increase	37,347	332,239	132,439	1,240,082
Class W shares
Subscriptions	724,158	6,436,277	2,034,165	18,942,079
Distributions reinvested	1,290,401	10,607,093	1,336,955	11,845,425
Redemptions	(3,332,131)	(29,744,119)	(2,628,399)	(24,476,954)
Net increase (decrease)	(1,317,572)	(12,700,749)	742,721	6,310,550

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA DISCIPLINED GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	389	3,667	265	2,500
Distributions reinvested	47	388	—	—
Redemptions	(2)	(14)	—	—
Net increase	434	4,041	265	2,500
Class Z shares
Subscriptions	306,281	2,637,239	1,225,447	11,399,380
Distributions reinvested	104,225	856,732	53,799	477,193
Redemptions	(416,844)	(3,592,017)	(262,730)	(2,411,212)
Net increase (decrease)	(6,338)	(98,046)	1,016,516	9,465,361
Total net increase (decrease)	(9,394,605)	(68,898,639)	4,937,894	45,190,442

(a) Class R4 and Class Y shares are based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA DISCIPLINED GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2016		Year Ended July 31,						Year Ended September 30,
Class A	(Unaudited)		2015	2014		2013	2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$9.39		$9.04	$9.04		$8.47	$8.04		$8.32		$7.50
Income from investment operations:
Net investment income	0.02		0.05	0.05		0.10	0.07		0.08		0.04
Net realized and unrealized gain (loss)	(0.64)		1.36	1.80		1.35	1.70		0.17		0.81
Total from investment operations	(0.62)		1.41	1.85		1.45	1.77		0.25		0.85
Less distributions to shareholders:
Net investment income	(0.06)		(0.03)	(0.10)		(0.13)	(0.06)		(0.06)		(0.03)
Net realized gains	(1.06)		(1.03)	(1.75)		(0.75)	(1.28)		(0.47)		—
Total distributions to shareholders	(1.12)		(1.06)	(1.85)		(0.88)	(1.34)		(0.53)		(0.03)
Net asset value, end of period	$7.65		$9.39	$9.04		$9.04	$8.47		$8.04		$8.32
Total return	(7.36%)		16.41%	22.23%		18.82%	24.31%		2.49%		11.39%
Ratios to average net assets(b)
Total gross expenses	1.26	%(c)	1.24%	1.26%		1.25%	1.29	%(c)	1.23%		1.23%
Total net expenses(d)	1.24	%(c)	1.24%	1.26	%(e)	1.22%	1.19	%(c)(e)	1.23	%(e)	1.21%
Net investment income	0.38	%(c)	0.55%	0.55%		1.16%	1.07	%(c)	0.88%		0.51%
Supplemental data
Net assets, end of period (in thousands)	$113,766		$247,170	$247,008		$260,590	$286,932		$316,366		$343,147
Portfolio turnover	39%		102%	105%		96%	65%		57%		98%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA DISCIPLINED GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,						Year Ended September 30,
Class B	(Unaudited)		2015	2014		2013	2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$9.20		$8.91	$8.94		$8.34	$7.93		$8.22		$7.43
Income from investment operations:
Net investment income (loss)	(0.02)		(0.02)	(0.02)		0.04	0.02		0.01		(0.02)
Net realized and unrealized gain (loss)	(0.62)		1.34	1.77		1.34	1.67		0.17		0.81
Total from investment operations	(0.64)		1.32	1.75		1.38	1.69		0.18		0.79
Less distributions to shareholders:
Net investment income	—		—	(0.03)		(0.03)	—		—		—
Net realized gains	(1.06)		(1.03)	(1.75)		(0.75)	(1.28)		(0.47)		—
Total distributions to shareholders	(1.06)		(1.03)	(1.78)		(0.78)	(1.28)		(0.47)		—
Net asset value, end of period	$7.50		$9.20	$8.91		$8.94	$8.34		$7.93		$8.22
Total return	(7.67%)		15.49%	21.23%		18.11%	23.37%		1.68%		10.63%
Ratios to average net assets(b)
Total gross expenses	2.01	%(c)	1.99%	2.01%		1.99%	2.06	%(c)	1.97%		2.00%
Total net expenses(d)	1.99	%(c)	1.99%	2.01	%(e)	1.97%	1.94	%(c)(e)	1.97	%(e)	1.98%
Net investment income (loss)	(0.36	%)(c)	(0.18%)	(0.18%)		0.43%	0.34	%(c)	0.12%		(0.30%)
Supplemental data
Net assets, end of period (in thousands)	$324		$546	$784		$1,022	$1,248		$1,543		$2,568
Portfolio turnover	39%		102%	105%		96%	65%		57%		98%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA DISCIPLINED GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,						Year Ended September 30,
Class C	(Unaudited)		2015	2014		2013	2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$9.14		$8.86	$8.90		$8.34	$7.93		$8.22		$7.43
Income from investment operations:
Net investment income (loss)	(0.02)		(0.02)	(0.02)		0.03	0.02		0.01		(0.02)
Net realized and unrealized gain (loss)	(0.62)		1.33	1.76		1.35	1.68		0.17		0.81
Total from investment operations	(0.64)		1.31	1.74		1.38	1.70		0.18		0.79
Less distributions to shareholders:
Net investment income	—		—	(0.03)		(0.07)	(0.01)		(0.00	)(b)	—
Net realized gains	(1.06)		(1.03)	(1.75)		(0.75)	(1.28)		(0.47)		—
Total distributions to shareholders	(1.06)		(1.03)	(1.78)		(0.82)	(1.29)		(0.47)		—
Net asset value, end of period	$7.44		$9.14	$8.86		$8.90	$8.34		$7.93		$8.22
Total return	(7.74%)		15.47%	21.22%		18.12%	23.46%		1.69%		10.63%
Ratios to average net assets(c)
Total gross expenses	2.02	%(d)	1.99%	2.02%		1.99%	2.04	%(d)	1.98%		1.99%
Total net expenses(e)	1.99	%(d)	1.99%	2.02	%(f)	1.97%	1.94	%(d)(f)	1.98	%(f)	1.96%
Net investment income (loss)	(0.44	%)(d)	(0.23%)	(0.23%)		0.37%	0.30	%(d)	0.13%		(0.25%)
Supplemental data
Net assets, end of period (in thousands)	$15,399		$11,825	$3,826		$2,892	$2,515		$1,742		$1,676
Portfolio turnover	39%		102%	105%		96%	65%		57%		98%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA DISCIPLINED GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,					Year Ended September 30,
Class I	(Unaudited)		2015	2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$9.55		$9.18	$9.16	$8.56	$8.14		$8.41	$7.57
Income from investment operations:
Net investment income	0.04		0.10	0.09	0.13	0.11		0.13	0.08
Net realized and unrealized gain (loss)	(0.65)		1.38	1.81	1.38	1.71		0.17	0.81
Total from investment operations	(0.61)		1.48	1.90	1.51	1.82		0.30	0.89
Less distributions to shareholders:
Net investment income	(0.10)		(0.08)	(0.13)	(0.16)	(0.12)		(0.10)	(0.05)
Net realized gains	(1.06)		(1.03)	(1.75)	(0.75)	(1.28)		(0.47)	—
Total distributions to shareholders	(1.16)		(1.11)	(1.88)	(0.91)	(1.40)		(0.57)	(0.05)
Net asset value, end of period	$7.78		$9.55	$9.18	$9.16	$8.56		$8.14	$8.41
Total return	(7.12%)		16.89%	22.67%	19.51%	24.64%		3.06%	11.84%
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)	0.78%	0.80%	0.79%	0.80	%(c)	0.73%	0.71%
Total net expenses(d)	0.79	%(c)	0.78%	0.80%	0.78%	0.75	%(c)	0.73%	0.71%
Net investment income	0.79	%(c)	1.04%	1.01%	1.56%	1.49	%(c)	1.38%	1.00%
Supplemental data
Net assets, end of period (in thousands)	$222,366		$248,438	$209,398	$201,700	$189,839		$162,770	$228,158
Portfolio turnover	39%		102%	105%	96%	65%		57%	98%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA DISCIPLINED GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,					Year Ended September 30,
Class K	(Unaudited)		2015	2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$9.53		$9.16	$9.14	$8.55	$8.12		$8.39	$7.54
Income from investment operations:
Net investment income	0.02		0.07	0.07	0.11	0.09		0.10	0.05
Net realized and unrealized gain (loss)	(0.64)		1.38	1.81	1.37	1.71		0.16	0.83
Total from investment operations	(0.62)		1.45	1.88	1.48	1.80		0.26	0.88
Less distributions to shareholders:
Net investment income	(0.08)		(0.05)	(0.11)	(0.14)	(0.09)		(0.06)	(0.03)
Net realized gains	(1.06)		(1.03)	(1.75)	(0.75)	(1.28)		(0.47)	—
Total distributions to shareholders	(1.14)		(1.08)	(1.86)	(0.89)	(1.37)		(0.53)	(0.03)
Net asset value, end of period	$7.77		$9.53	$9.16	$9.14	$8.55		$8.12	$8.39
Total return	(7.28%)		16.60%	22.37%	19.08%	24.45%		2.64%	11.68%
Ratios to average net assets(b)
Total gross expenses	1.05	%(c)	1.06%	1.09%	1.09%	1.10	%(c)	1.03%	1.04%
Total net expenses(d)	1.05	%(c)	1.06%	1.09%	1.05%	1.04	%(c)	1.01%	1.04%
Net investment income	0.55	%(c)	0.73%	0.77%	1.31%	1.24	%(c)	1.10%	0.63%
Supplemental data
Net assets, end of period (in thousands)	$2		$3	$3	$9	$9		$8	$8
Portfolio turnover	39%		102%	105%	96%	65%		57%	98%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA DISCIPLINED GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,						Year Ended September 30,
Class R	(Unaudited)		2015	2014		2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$9.41		$9.05	$9.06		$8.52	$8.08		$8.37	$7.53
Income from investment operations:
Net investment income	0.00	(b)	0.02	0.04		0.04	0.06		0.06	0.02
Net realized and unrealized gain (loss)	(0.64)		1.38	1.77		1.40	1.71		0.16	0.82
Total from investment operations	(0.64)		1.40	1.81		1.44	1.77		0.22	0.84
Less distributions to shareholders:
Net investment income	(0.04)		(0.01)	(0.07)		(0.15)	(0.05)		(0.04)	(0.00	)(b)
Net realized gains	(1.06)		(1.03)	(1.75)		(0.75)	(1.28)		(0.47)	—
Total distributions to shareholders	(1.10)		(1.04)	(1.82)		(0.90)	(1.33)		(0.51)	(0.00	)(b)
Net asset value, end of period	$7.67		$9.41	$9.05		$9.06	$8.52		$8.08	$8.37
Total return	(7.59%)		16.22%	21.75%		18.65%	24.04%		2.10%	11.17%
Ratios to average net assets(c)
Total gross expenses	1.52	%(d)	1.49%	1.50%		1.49%	1.53	%(d)	1.47%	1.50%
Total net expenses(e)	1.50	%(d)	1.49%	1.50	%(f)	1.48%	1.44	%(d)	1.47%	1.50%
Net investment income	0.07	%(d)	0.20%	0.39%		0.44%	0.85	%(d)	0.64%	0.21%
Supplemental data
Net assets, end of period (in thousands)	$119		$96	$25		$123	$9		$8	$8
Portfolio turnover	39%		102%	105%		96%	65%		57%	98%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA DISCIPLINED GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

Class R4	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.43		$9.33
Income from investment operations:
Net investment income (loss)	0.03		(0.01)
Net realized and unrealized gain (loss)	(0.64)		0.11
Total from investment operations	(0.61)		0.10
Less distributions to shareholders:
Net investment income	(0.08)		—
Net realized gains	(1.06)		—
Total distributions to shareholders	(1.14)		—
Net asset value, end of period	$7.68		$9.43
Total return	(7.24%)		1.07%
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	1.05	%(c)
Total net expenses(d)	0.99	%(c)	1.05	%(c)
Net investment income (loss)	0.57	%(c)	(0.60	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$55		$59
Portfolio turnover	39%		102%

Notes to Financial Highlights

(a)  Based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA DISCIPLINED GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.69		$9.30	$9.25	$8.54
Income from investment operations:
Net investment income	0.03		0.03	0.08	0.07
Net realized and unrealized gain (loss)	(0.65)		1.46	1.85	1.56
Total from investment operations	(0.62)		1.49	1.93	1.63
Less distributions to shareholders:
Net investment income	(0.10)		(0.07)	(0.13)	(0.17)
Net realized gains	(1.06)		(1.03)	(1.75)	(0.75)
Total distributions to shareholders	(1.16)		(1.10)	(1.88)	(0.92)
Net asset value, end of period	$7.91		$9.69	$9.30	$9.25
Total return	(7.19%)		16.82%	22.80%	20.86%
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.86%	0.85%	0.79	%(c)
Total net expenses(d)	0.83	%(c)	0.86%	0.85%	0.76	%(c)
Net investment income	0.73	%(c)	0.33%	0.90%	1.13	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,370		$1,316	$31	$3
Portfolio turnover	39%		102%	105%	96%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA DISCIPLINED GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,						Year Ended September 30,
Class W	(Unaudited)		2015	2014		2013	2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$9.44		$9.08	$9.08		$8.50	$8.07		$8.35		$7.52
Income from investment operations:
Net investment income	0.02		0.05	0.04		0.14	0.07		0.08		0.04
Net realized and unrealized gain (loss)	(0.65)		1.37	1.80		1.32	1.70		0.16		0.83
Total from investment operations	(0.63)		1.42	1.84		1.46	1.77		0.24		0.87
Less distributions to shareholders:
Net investment income	(0.06)		(0.03)	(0.09)		(0.13)	(0.06)		(0.05)		(0.04)
Net realized gains	(1.06)		(1.03)	(1.75)		(0.75)	(1.28)		(0.47)		—
Total distributions to shareholders	(1.12)		(1.06)	(1.84)		(0.88)	(1.34)		(0.52)		(0.04)
Net asset value, end of period	$7.69		$9.44	$9.08		$9.08	$8.50		$8.07		$8.35
Total return	(7.44%)		16.43%	22.11%		18.85%	24.13%		2.43%		11.54%
Ratios to average net assets(b)
Total gross expenses	1.26	%(c)	1.24%	1.29%		1.26%	1.30	%(c)	1.23%		1.16%
Total net expenses(d)	1.24	%(c)	1.24%	1.28	%(e)	1.21%	1.19	%(c)(e)	1.23	%(e)	1.16%
Net investment income	0.37	%(c)	0.55%	0.49%		1.65%	1.03	%(c)	0.91%		0.55%
Supplemental data
Net assets, end of period (in thousands)	$81,915		$112,928	$101,907		$1,796	$87,810		$92,023		$176,538
Portfolio turnover	39%		102%	105%		96%	65%		57%		98%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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25

COLUMBIA DISCIPLINED GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

Class Y	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.53		$9.42
Income from investment operations:
Net investment income	0.03		0.01
Net realized and unrealized gain (loss)	(0.63)		0.10
Total from investment operations	(0.60)		0.11
Less distributions to shareholders:
Net investment income	(0.11)		—
Net realized gains	(1.06)		—
Total distributions to shareholders	(1.17)		—
Net asset value, end of period	$7.76		$9.53
Total return	(7.11%)		1.17%
Ratios to average net assets(b)
Total gross expenses	0.79	%(c)	0.75	%(c)
Total net expenses(d)	0.78	%(c)	0.75	%(c)
Net investment income	0.66	%(c)	0.64	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5		$3
Portfolio turnover	39%		102%

Notes to Financial Highlights

(a)  Based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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26

COLUMBIA DISCIPLINED GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,						Year Ended September 30,
Class Z	(Unaudited)		2015	2014		2013	2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$9.46		$9.09	$9.09		$8.51	$8.10		$8.42		$8.42
Income from investment operations:
Net investment income	0.03		0.07	0.06		0.13	0.08		0.11		0.00	(c)
Net realized and unrealized gain (loss)	(0.65)		1.39	1.81		1.35	1.71		0.14		0.00	(c)
Total from investment operations	(0.62)		1.46	1.87		1.48	1.79		0.25		0.00	(c)
Less distributions to shareholders:
Net investment income	(0.08)		(0.06)	(0.12)		(0.15)	(0.10)		(0.10)		—
Net realized gains	(1.06)		(1.03)	(1.75)		(0.75)	(1.28)		(0.47)		—
Total distributions to shareholders	(1.14)		(1.09)	(1.87)		(0.90)	(1.38)		(0.57)		—
Net asset value, end of period	$7.70		$9.46	$9.09		$9.09	$8.51		$8.10		$8.42
Total return	(7.29%)		16.80%	22.39%		19.19%	24.46%		2.43%		0.00	%(c)
Ratios to average net assets(d)
Total gross expenses	1.01	%(e)	1.00%	1.02%		1.02%	1.02	%(e)	0.98%		0.95	%(e)
Total net expenses(f)	0.99	%(e)	1.00%	1.02	%(g)	0.98%	0.92	%(e)(g)	0.98	%(g)	0.95	%(e)
Net investment income	0.61	%(e)	0.76%	0.72%		1.49%	1.19	%(e)	1.25%		3.19	%(e)
Supplemental data
Net assets, end of period (in thousands)	$8,466		$10,456	$811		$254	$435		$125		$3
Portfolio turnover	39%		102%	105%		96%	65%		57%		98%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

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27

COLUMBIA DISCIPLINED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia Disciplined Growth Fund (formerly Columbia Large Growth Quantitative Fund) (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective December 21, 2015, Columbia Large Growth Quantitative Fund was renamed Columbia Disciplined Growth Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

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COLUMBIA DISCIPLINED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or

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29

COLUMBIA DISCIPLINED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over

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COLUMBIA DISCIPLINED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2016.

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	188,969	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2016.

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(4,144,137)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	80,414

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	4,651,831

*Based on the ending quarterly outstanding amounts for the six months ended January 31, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

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COLUMBIA DISCIPLINED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.75% to 0.55% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.74% of the Fund's average daily net assets.

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,371,566, and the administrative services fee paid to the Investment Manager was $118,898.

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COLUMBIA DISCIPLINED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2016, other expenses paid by the Fund to this company were $1,266.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended January 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.22
Class K	0.04
Class R	0.22
Class R4	0.21
Class R5	0.05
Class W	0.21
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to

Semiannual Report 2016
33

COLUMBIA DISCIPLINED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $108,000 and $71,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $103,798 for Class A, $1 for Class B and $1,823 for Class C shares for the six months ended January 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap December 1, 2015 through November 30, 2016	Voluntary Expense Cap Prior to December 1, 2015
Class A	1.20%	1.30%
Class B	1.95	2.05
Class C	1.95	2.05
Class I	0.79	0.88
Class K	1.09	1.18
Class R	1.45	1.55
Class R4	0.95	1.05
Class R5	0.84	0.93
Class W	1.20	1.30
Class Y	0.79	0.88
Class Z	0.95	1.05

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $376,958,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$86,198,000
Unrealized depreciation	(19,868,000)
Net unrealized appreciation	$66,330,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $222,278,488 and $367,253,301, respectively, for the six months ended January 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Semiannual Report 2016
34

COLUMBIA DISCIPLINED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, affiliated shareholders of record owned 90.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the

Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2016
35

COLUMBIA DISCIPLINED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
36

COLUMBIA DISCIPLINED GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Disciplined Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR178_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA FLOATING RATE FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	28
Notes to Financial Statements	39
Important Information About This Report	49

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Floating Rate Fund (the Fund) Class A shares returned -3.93% excluding sales charges for the six-month period that ended January 31, 2016.

■  The Fund outperformed its benchmark, the Credit Suisse Leveraged Loan Index, which returned -3.95% during the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A	02/16/06
Excluding sales charges		-3.93	-1.30	2.90	3.38
Including sales charges		-6.82	-4.28	2.27	3.06
Class B	02/16/06
Excluding sales charges		-4.28	-2.03	2.13	2.61
Including sales charges		-8.99	-6.77	1.78	2.61
Class C	02/16/06
Excluding sales charges		-4.29	-2.03	2.13	2.60
Including sales charges		-5.23	-2.98	2.13	2.60
Class I	02/16/06	-3.76	-0.95	3.27	3.73
Class K	02/16/06	-3.89	-1.23	2.95	3.51
Class R*	09/27/10	-4.04	-1.53	2.65	3.13
Class R4*	02/28/13	-3.92	-1.17	3.02	3.44
Class R5*	08/01/08	-3.76	-0.98	3.23	3.62
Class W*	12/01/06	-3.94	-1.34	2.89	3.34
Class Y*	06/01/15	-3.76	-1.08	2.94	3.40
Class Z*	09/27/10	-3.81	-1.06	3.13	3.52
Credit Suisse Leveraged Loan Index		-3.95	-1.36	3.20	3.90	**

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

**From February 28, 2006

The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2016)
Common Stocks	2.1
Corporate Bonds & Notes	2.2
Fixed-Income Funds	0.5
Money Market Funds	2.7
Senior Loans	92.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at January 31, 2016)
BBB rating	3.1
BB rating	39.1
B rating	46.0
CCC rating	7.3
CC rating	0.1
D rating	0.1
Not rated	4.3
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody's, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. Additionally, the Investment Manager considers the interest rate to be paid on the investment, the portfolio's exposure to a particular sector, and the relative value of the loan within the sector, among other factors.

Portfolio Management

Lynn Hopton

Yvonne Stevens

Steven Staver

Ronald Launsbach, CFA

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	960.70	1,019.69	5.07	5.22	1.04
Class B	1,000.00	1,000.00	957.20	1,015.96	8.71	8.97	1.79
Class C	1,000.00	1,000.00	957.10	1,015.96	8.71	8.97	1.79
Class I	1,000.00	1,000.00	962.40	1,021.43	3.37	3.47	0.69
Class K	1,000.00	1,000.00	961.10	1,019.94	4.83	4.97	0.99
Class R	1,000.00	1,000.00	959.60	1,018.45	6.29	6.47	1.29
Class R4	1,000.00	1,000.00	960.80	1,020.93	3.85	3.97	0.79
Class R5	1,000.00	1,000.00	962.40	1,021.18	3.61	3.72	0.74
Class W	1,000.00	1,000.00	960.60	1,019.74	5.02	5.17	1.03
Class Y	1,000.00	1,000.00	962.40	1,021.48	3.32	3.42	0.68
Class Z	1,000.00	1,000.00	961.90	1,020.93	3.85	3.97	0.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Senior Loans 92.0%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 1.5%
B/E Aerospace, Inc. Term Loan(a)(b) 12/16/21	4.000%	2,025,467	2,022,935
Booz Allen Hamilton, Inc. Tranche B Term Loan(a)(b) 07/31/19	3.750%	1,649,589	1,650,959
Doncasters US Finance LLC Tranche B Term Loan(a)(b) 04/09/20	4.500%	2,913,393	2,702,172
Engility Corp. 1st Lien Term Loan(a)(b) 05/22/20	7.000%	2,738,706	2,694,202
TransDigm, Inc.(a)(b) Tranche C Term Loan 02/28/20	3.750%	2,809,522	2,742,796
Tranche E Term Loan 05/16/22	3.500%	620,538	594,264
Total			12,407,328
AIRLINES 0.5%
American Airlines, Inc. Term Loan(a)(b) 06/27/20	3.250%	2,214,864	2,171,763
Delta Air Lines, Inc. Tranche B1 Term Loan(a)(b) 10/18/18	3.250%	2,002,133	1,998,209
Total			4,169,972
AUTOMOTIVE 2.1%
Allison Transmission, Inc. Tranche B3 Term Loan(a)(b) 08/23/19	3.500%	2,494,740	2,483,114
FCA US LLC(a)(b) Tranche B Term Loan 05/24/17	3.500%	5,124,425	5,102,031
12/31/18	3.250%	989,924	982,084
Gates Global LLC Term Loan(a)(b) 07/06/21	4.250%	5,159,687	4,639,436
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(a)(b) 04/30/19	3.750%	1,700,000	1,698,300
Navistar, Inc. Tranche B Term Loan(a)(b) 08/07/20	6.500%	2,200,000	1,929,136
Schaeffler AG Tranche B Term Loan(a)(b) 05/15/20	4.250%	647,477	647,568
Total			17,481,669

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.4%
RCS Capital Corp.(a)(b) 1st Lien Term Loan 04/29/19	0.000%	1,514,288	1,047,388
2nd Lien Term Loan 04/29/21	0.000%	1,000,000	50,000
USI, Inc. Term Loan(a)(b) 12/27/19	4.250%	2,180,608	2,132,918
Total			3,230,306
BUILDING MATERIALS 0.9%
Contech Engineered Solutions LLC Term Loan(a)(b) 04/29/19	6.250%	1,218,750	1,214,180
HD Supply, Inc. Term Loan(a)(b) 08/13/21	3.750%	2,584,222	2,538,998
Wilsonart LLC Term Loan(a)(b) 10/31/19	4.000%	3,429,004	3,340,432
Total			7,093,610
CABLE AND SATELLITE 2.3%
Block Communications, Inc. Tranche B Term Loan(a)(b) 11/07/21	4.000%	1,975,000	1,960,187
CSC Holdings, Inc. Term Loan(a)(b) 10/09/22	5.000%	3,625,000	3,614,814
Charter Communications Operating LLC(a)(b) Tranche H Term Loan 08/24/21	3.250%	1,125,000	1,114,526
Tranche I Term Loan 01/24/23	3.500%	450,000	449,271
Encompass Digital Media, Inc.(a)(b) Tranche B 1st Lien Term Loan 06/06/21	5.500%	1,927,425	1,871,202
Tranche B 2nd Lien Term Loan 06/06/22	8.750%	1,500,000	1,410,000
MCC Iowa LLC Tranche H Term Loan(a)(b) 01/29/21	3.250%	1,462,500	1,438,734
Numericable US LLC Tranche B5 Term Loan(a)(b) 07/29/22	4.563%	2,743,125	2,605,338
Quebecor Media, Inc. Tranche B1 Term Loan(a)(b) 08/17/20	3.250%	1,955,000	1,884,131

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Virgin Media Investment Holdings Ltd. Tranche F Term Loan(a)(b) 06/30/23	3.500%	2,743,784	2,686,110
Total			19,034,313
CHEMICALS 7.0%
Allnex & Cy SCA Tranche B1 Term Loan(a)(b) 10/03/19	4.500%	1,821,720	1,797,819
Allnex U.S.A, Inc. Tranche B2 Term Loan(a)(b) 10/03/19	4.500%	945,203	932,802
Ascend Performance Materials Operations LLC Tranche B Term Loan(a)(b) 04/10/18	6.750%	1,837,940	1,694,580
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan(a)(b) 02/01/20	3.750%	3,529,022	3,497,578
Axiall Holdco, Inc. Term Loan(a)(b) 02/28/22	4.000%	1,485,000	1,473,862
Chemours Co. LLC (The) Tranche B Term Loan(a)(b) 05/12/22	3.750%	4,651,625	4,108,920
ColourOz Investment 1 GmbH Tranche C 1st Lien Term Loan(a)(b) 09/07/21	4.500%	474,197	457,206
ColourOz Investment 2 GmbH Tranche B2 1st Lien Term Loan(a)(b) 09/07/21	4.500%	2,868,502	2,765,724
Eco Services Operations Term Loan(a)(b) 12/01/21	4.750%	1,806,750	1,763,081
HII Holding Corp.(a)(b) 1st Lien Term Loan 12/20/19	4.250%	1,902,676	1,807,542
2nd Lien Term Loan 12/21/20	9.750%	2,150,000	2,042,500
Huntsman International LLC(a)(b) Term Loan 10/01/21	3.750%	1,707,750	1,676,806
Tranche B Term Loan 04/19/19	3.522%	1,930,261	1,893,258
Tranche C Term Loan 06/30/16	2.772%	182,246	179,968
Ineos US Finance LLC Term Loan(a)(b) 12/15/20	3.750%	2,886,995	2,749,863

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Kronos Worldwide, Inc. Term Loan(a)(b) 02/18/20	4.000%	2,947,500	2,645,381
MacDermid, Inc. Tranche B 1st Lien Term Loan(a)(b) 06/07/20	5.500%	2,485,625	2,300,446
Minerals Technologies, Inc. Tranche B1 Term Loan(a)(b) 05/10/21	3.750%	1,076,445	1,052,225
Nexeo Solutions LLC Tranche B3 Term Loan(a)(b) 09/08/17	5.000%	2,311,042	2,234,015
Oxea Finance & Cy SCA Tranche B2 1st Lien Term Loan(a)(b) 01/15/20	4.250%	3,494,562	3,361,769
PQ Corp. Term Loan(a)(b) 08/07/17	4.000%	3,298,000	3,262,975
Polyone Corp. Term Loan(a)(b) 11/11/22	3.750%	1,000,000	1,000,000
Ravago Holdings America, Inc. Term Loan(a)(b) 12/20/20	5.500%	3,119,438	3,096,042
Trinseo Materials Operating SCA/Finance, Inc. Tranche B Term Loan(a)(b) 11/05/21	4.250%	3,009,875	2,914,883
Tronox Pigments BV Term Loan(a)(b) 03/19/20	4.500%	4,151,803	3,636,274
Univar, Inc. Term Loan(a)(b) 07/01/22	4.250%	3,438,875	3,326,149
Total			57,671,668
CONSTRUCTION MACHINERY 1.0%
Doosan Bobcat, Inc. Tranche B Term Loan(a)(b) 05/28/21	4.500%	3,476,542	3,320,098
Maxim Crane Works LP 2nd Lien Term Loan(a)(b) 11/26/18	10.250%	3,000,000	2,865,000
North American Lifting Holdings, Inc. 1st Lien Term Loan(a)(b) 11/27/20	5.500%	2,438,479	1,743,512
Total			7,928,610

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CONSUMER CYCLICAL SERVICES 2.5%
Creative Artists Agency LLC Term Loan(a)(b) 12/17/21	5.500%	2,500,246	2,488,795
KAR Auction Services, Inc. Tranche B2 Term Loan(a)(b) 03/11/21	3.500%	1,225,968	1,224,951
Quikrete Holdings, Inc. 1st Lien Term Loan(a)(b) 09/28/20	4.000%	2,425,406	2,399,138
Quikrete Holdings,Inc 2nd Lien Term Loan(a)(b) 03/26/21	7.000%	1,632,578	1,622,375
ServiceMaster Co. LLC (The) Term Loan(a)(b) 07/01/21	4.250%	3,458,725	3,423,273
SourceHOV LLC Tranche B 1st Lien Term Loan(a)(b) 10/31/19	7.750%	1,985,938	1,744,308
Weight Watchers International, Inc. Tranche B2 Term Loan(a)(b) 04/02/20	4.000%	5,912,812	4,081,200
West Corp. Tranche B10 Term Loan(a)(b) 06/30/18	3.250%	3,223,093	3,159,985
Total			20,144,025
CONSUMER PRODUCTS 2.2%
Affinion Group, Inc. Tranche B Term Loan(a)(b) 04/30/18	6.750%	1,393,397	1,255,799
Fender Musical Instruments Corp. Term Loan(a)(b) 04/03/19	5.750%	633,000	618,758
Jarden Corp. Tranche B1 Term Loan(a)(b) 09/30/20	3.178%	2,500,300	2,497,174
NBTY, Inc. Tranche B2 Term Loan(a)(b) 10/01/17	3.500%	2,778,351	2,734,370
Party City Holdings, Inc. Term Loan(a)(b) 08/19/22	4.250%	3,017,438	2,923,143
Serta Simmons Holdings LLC Term Loan(a)(b) 10/01/19	4.250%	2,554,925	2,537,372
Tempur-Pedic International, Inc. Tranche B Term Loan(a)(b) 03/18/20	3.500%	370,763	369,217

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Varsity Brands, Inc. 1st Lien Term Loan(a)(b) 12/10/21	5.000%	2,802,108	2,777,590
Waterpik, Inc. Term Loan(a)(b) 07/08/20	5.750%	2,713,651	2,677,478
Total			18,390,901
DIVERSIFIED MANUFACTURING 3.8%
Accudyne Industries Borrower SCA/LLC Term Loan(a)(b) 12/13/19	4.000%	4,219,654	3,504,971
Apex Tool Group LLC Term Loan(a)(b) 01/31/20	4.500%	2,573,937	2,402,333
Crosby U.S. Acquisition Corp.(a)(b) 1st Lien Term Loan 11/23/20	4.000%	857,500	590,243
2nd Lien Term Loan 11/22/21	7.000%	2,000,000	1,030,000
Filtration Group Corp.(a)(b) 1st Lien Term Loan 11/23/20	4.250%	3,276,898	3,168,760
2nd Lien Term Loan 11/22/21	8.250%	261,870	253,525
Gardner Denver, Inc. Term Loan(a)(b) 07/30/20	4.250%	4,838,625	4,346,876
Generac Power System, Inc. Tranche B Term Loan(a)(b) 05/31/20	3.500%	2,874,464	2,806,195
Horizon Global Corp. Tranche B Term Loan(a)(b) 06/30/21	7.000%	2,120,625	2,025,197
Husky Injection Molding Systems Ltd. 2nd Lien Term Loan(a)(b) 06/30/22	7.250%	1,308,460	1,246,308
LTI Flexible Products, Inc. 1st Lien Term Loan(a)(b) 04/15/22	5.250%	1,542,250	1,460,511
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan(a)(b) 08/21/20	4.000%	4,258,479	4,053,263
Terex Corp. Term Loan(a)(b)(c) 12/01/22	4.500%	1,700,000	1,668,652
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan(a)(b) 05/06/22	8.250%	2,600,000	2,255,500
Total			30,812,334

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ELECTRIC 4.4%
Astoria Energy LLC Tranche B Term Loan(a)(b) 12/24/21	5.000%	2,997,764	2,870,359
Calpine Construction Finance Co. LP Tranche B1 Term Loan(a)(b) 05/03/20	3.000%	901,250	844,922
Calpine Corp. Term Loan(a)(b) 10/09/19	4.000%	4,874,055	4,739,336
Dynegy, Inc. Tranche B2 Term Loan(a)(b) 04/23/20	4.000%	2,910,153	2,801,837
EFS Cogen Holdings I LLC Tranche B Term Loan(a)(b) 12/17/20	3.750%	1,133,483	1,102,312
Essential Power LLC Term Loan(a)(b) 08/08/19	4.750%	1,538,538	1,496,229
FREIF North American Power I LLC(a)(b) Tranche B Term Loan 03/27/22	4.750%	3,027,615	2,997,339
Tranche C Term Loan 03/27/22	4.750%	564,407	558,763
La Frontera Generation LLC Term Loan(a)(b) 09/30/20	4.500%	2,752,402	2,630,608
Southeast PowerGen LLC Tranche B Term Loan(a)(b) 12/02/21	4.500%	1,534,500	1,511,482
TPF Generation Holdings LLC Term Loan(a)(b) 12/31/17	4.750%	3,900,000	3,446,625
TPF II Power LLC Term Loan(a)(b) 10/02/21	5.500%	983,651	942,465
Texas Competitive Electric Holdings Co. LLC(a)(b) Term Loan 06/30/16	4.906%	6,497,531	1,895,655
Texas Competitive Electric Holdings Co. LLC(a)(b)(d) Debtor in Possession Term Loan 11/07/16	3.750%	1,890,594	1,875,621
Viva Alamo LLC Term Loan(a)(b) 02/22/21	5.250%	4,349,233	2,903,113
Windsor Financing LLC Tranche B Term Loan(a)(b) 12/05/17	6.250%	3,314,227	3,214,800
Total			35,831,466

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ENVIRONMENTAL 2.0%
ADS Waste Holdings, Inc. Tranche B2 Term Loan(a)(b) 10/09/19	3.750%	4,049,739	3,905,973
EWT Holdings III Corp.(a)(b) 1st Lien Term Loan 01/15/21	4.750%	2,450,000	2,388,750
2nd Lien Term Loan 01/15/22	8.500%	1,000,000	945,000
EnergySolutions LLC Term Loan(a)(b) 05/29/20	6.750%	2,860,464	2,374,185
STI Infrastructure SARL Term Loan(a)(b) 08/22/20	6.250%	2,834,939	2,409,698
WCA Waste Corp. Term Loan(a)(b) 03/23/18	4.000%	649,688	643,191
Waste Industries USA, Inc. Term Loan(a)(b) 02/27/20	4.250%	4,044,437	4,017,906
Total			16,684,703
FOOD AND BEVERAGE 3.4%
ARAMARK Corp.(a)(b) 3rd Letter of Credit 07/26/16	3.925%	7,874	7,756
Tranche E Term Loan 09/07/19	3.250%	922,196	918,452
Tranche F Term Loan 02/24/21	3.250%	804,995	798,957
AdvancePierre Foods, Inc. 1st Lien Term Loan(a)(b) 07/10/17	5.750%	4,413,500	4,406,880
CSM Bakery Solutions Ltd.(a)(b) 1st Lien Term Loan 07/03/20	5.000%	1,599,470	1,537,490
2nd Lien Term Loan 07/03/21	8.750%	3,000,000	2,835,000
Del Monte Foods, Inc. 2nd Lien Term Loan(a)(b) 08/18/21	8.250%	2,000,000	1,640,000
Dole Food Co.,Inc. Tranche B Term Loan(a)(b) 11/01/18	4.500%	2,570,779	2,501,702
Hostess Brands, Inc. Tranche B 1st Lien Term Loan(a)(b) 08/03/22	4.500%	2,194,500	2,177,120

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
JBS U.S.A. LLC Term Loan(a)(b) 09/18/20	3.750%	2,028,312	1,957,322
Performance Food Group, Inc. 2nd Lien Term Loan(a)(b) 11/14/19	6.800%	1,638,221	1,634,125
Pinnacle Foods Finance LLC(a)(b) Tranche G Term Loan 04/29/20	3.000%	1,837,701	1,814,215
Tranche H Term Loan 04/29/20	3.000%	1,197,438	1,182,470
U.S. Foods, Inc. Term Loan(a)(b) 03/31/19	4.500%	4,143,125	4,079,694
Total			27,491,183
GAMING 4.7%
Affinity Gaming LLC Term Loan(a)(b) 11/09/17	5.250%	1,390,280	1,386,804
Amaya Holdings BV Tranche B 1st Lien Term Loan(a)(b) 08/01/21	5.000%	2,131,642	1,959,789
Aristocrat Leisure Ltd. Term Loan(a)(b) 10/20/21	4.750%	1,876,923	1,866,375
CCM Merger, Inc. Term Loan(a)(b) 08/06/21	4.500%	1,552,178	1,542,477
Cannery Casino Resorts LLC(a)(b) 1st Lien Term Loan 10/02/18	6.000%	1,024,572	1,006,130
2nd Lien Term Loan 10/02/19	12.500%	1,193,359	1,129,514
CityCenter Holdings LLC Tranche B Term Loan(a)(b) 10/16/20	4.250%	3,540,978	3,515,306
Las Vegas Sands LLC Tranche B Term Loan(a)(b) 12/19/20	3.250%	3,383,345	3,363,789
MGM Resorts International Tranche B Term Loan(a)(b) 12/20/19	3.500%	5,035,092	4,984,741
Marina District Finance Co., Inc. Term Loan(a)(b) 08/15/18	6.500%	1,807,500	1,802,981
Mohegan Tribal Gaming Authority Tranche B Term Loan(a)(b) 06/15/18	5.500%	3,428,675	3,318,478

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Pinnacle Entertainment, Inc. Tranche B2 Term Loan(a)(b) 08/13/20	3.750%	520,454	519,543
ROC Finance LLC Tranche B Term Loan(a)(b) 06/20/19	5.000%	2,981,375	2,642,244
Scientific Games International, Inc.(a)(b) Term Loan 10/18/20	6.000%	2,841,690	2,538,965
Tranche B2 Term Loan 10/01/21	6.000%	1,287,000	1,142,611
Twin River Management Group, Inc. Term Loan(a)(b) 07/10/20	5.250%	2,658,575	2,643,288
Yonkers Racing Corp. 1st Lien Term Loan(a)(b) 08/20/19	4.250%	3,207,629	3,103,381
Total			38,466,416
HEALTH CARE 7.0%
Alere, Inc. Tranche B Term Loan(a)(b) 06/20/22	4.250%	1,854,531	1,832,276
Alliance HealthCare Services, Inc. Term Loan(a)(b) 06/03/19	4.250%	2,976,621	2,708,725
AmSurg Corp. Term Loan(a)(b) 07/16/21	3.500%	3,112,699	3,091,564
CHS/Community Health Systems, Inc.(a)(b) Tranche F Term Loan 12/31/18	3.657%	1,476,442	1,451,623
Tranche G Term Loan 12/31/19	3.750%	1,934,105	1,855,774
Tranche H Term Loan 01/27/21	4.000%	3,124,893	3,003,803
DaVita HealthCare Partners, Inc. Tranche B Term Loan(a)(b) 06/24/21	3.500%	3,846,450	3,837,795
Grifols Worldwide Operations Ltd. Tranche B Term Loan(a)(b) 02/27/21	3.428%	2,829,099	2,817,782
HCA, Inc.(a)(b) Tranche B4 Term Loan 05/01/18	3.357%	3,224,439	3,219,216
Tranche B5 Term Loan 03/31/17	3.178%	4,728,140	4,721,568
IASIS Healthcare LLC Tranche B2 Term Loan(a)(b) 05/03/18	4.500%	2,877,468	2,841,499

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Lantheus Medical Imaging Term Loan(a)(b) 06/30/22	7.041%	1,865,625	1,679,063
National Mentor Holdings, Inc. Tranche B Term Loan(a)(b) 01/31/21	4.250%	1,252,688	1,231,555
Onex Carestream Finance LP 1st Lien Term Loan(a)(b) 06/07/19	5.000%	2,907,750	2,562,455
Ortho-Clinical Diagnostics Holdings SARL Term Loan(a)(b) 06/30/21	4.750%	5,525,899	4,843,451
PRA Holdings, Inc. Tranche B1 Term Loan(a)(b) 09/23/20	4.500%	3,096,629	3,073,404
Physio-Control International, Inc.(a)(b) 1st Lien Term Loan 06/06/22	5.500%	3,625,000	3,547,969
2nd Lien Term Loan 06/05/23	10.000%	900,000	812,250
Select Medical Corp. Tranche B-E Term Loan(a)(b) 06/01/18	5.000%	504,647	497,078
Surgery Center Holdings, Inc.(a)(b) 1st Lien Term Loan 11/03/20	5.250%	1,980,000	1,940,400
2nd Lien Term Loan 11/03/21	8.500%	503,061	452,755
Surgical Care Affiliates, Inc. Term Loan(a)(b) 03/17/22	4.250%	1,463,938	1,455,403
Team Health, Inc. Tranche B Term Loan(a)(b) 11/23/22	4.500%	2,125,000	2,111,719
Tecomet, Inc. 1st Lien Term Loan(a)(b) 12/03/21	5.750%	2,128,500	1,865,992
Total			57,455,119
INDEPENDENT ENERGY —%
American Energy-Marcellus LLC(a)(b) 1st Lien Term Loan 08/04/20	5.250%	375,000	74,250
2nd Lien Term Loan 08/04/21	8.500%	2,000,000	45,000
Samson Investment Co. Tranche 1 2nd Lien Term Loan(a)(b)(e) 09/25/18	0.000%	4,525,000	67,875

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Templar Energy LLC 2nd Lien Term Loan(a)(b) 11/25/20	8.500%	2,250,000	130,500
Total			317,625
LEISURE 2.9%
24 Hour Fitness Worldwide, Inc. Term Loan(a)(b) 05/28/21	4.750%	4,383,250	4,021,632
AMC Entertainment, Inc. Term Loan(a)(b) 12/15/22	4.000%	2,309,836	2,309,189
Delta 2 SARL Tranche B3 Term Loan(a)(b) 07/30/21	4.750%	3,470,657	3,261,341
Fitness International LLC Tranche B Term Loan(a)(b) 07/01/20	5.500%	1,970,000	1,856,725
Life Time Fitness, Inc. Term Loan(a)(b) 06/10/22	4.250%	2,164,125	2,115,432
Lions Gate Entertainment Corp. 2nd Lien Term Loan(a)(b) 03/17/22	5.000%	2,450,000	2,413,250
Live Nation Entertainment, Inc. Tranche B1 Term Loan(a)(b) 08/17/20	3.500%	1,944,741	1,935,834
Six Flags Premier Parks Tranche B Term Loan(a)(b) 06/30/22	3.500%	2,212,129	2,201,069
Steinway Musical Instruments, Inc. 1st Lien Term Loan(a)(b) 09/19/19	4.750%	1,746,382	1,720,186
Zuffa LLC Term Loan(a)(b) 02/25/20	3.750%	1,579,506	1,538,439
Total			23,373,097
LODGING 0.8%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(a)(b) 12/27/20	6.250%	4,000,000	3,935,000
Hilton Worldwide Finance LLC Term Loan(a)(b) 10/26/20	3.500%	2,779,605	2,773,184
Total			6,708,184

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
MEDIA AND ENTERTAINMENT 5.0%
Activision Blizzard, Inc. Term Loan(a)(b) 10/13/20	3.250%	1,775,313	1,774,212
Cengage Learning Acquisitions, Inc. Term Loan(a)(b) 03/31/20	7.000%	3,446,593	3,353,983
Cumulus Media Holdings, Inc. Term Loan(a)(b) 12/23/20	4.250%	3,087,699	2,244,109
Getty Images, Inc. Term Loan(a)(b) 10/18/19	4.750%	3,055,500	1,972,325
Gray Television, Inc. Term Loan(a)(b) 06/13/21	3.750%	1,780,600	1,761,690
HIBU Connect SA, Sociedad Unipersonal Term Loan(a)(b)(f)(g)(h) 03/03/19	0.000%	4,488	—
Hubbard Radio LLC Term Loan(a)(b) 05/27/22	4.250%	3,043,333	2,804,949
ION Media Networks, Inc. Tranche B1 Term Loan(a)(b) 12/18/20	4.750%	2,475,000	2,413,125
Learfield Communications, Inc. 2nd Lien Term Loan(a)(b) 10/08/21	8.750%	1,904,762	1,876,190
Media General, Inc. Tranche B Term Loan(a)(b) 07/31/20	4.000%	2,487,495	2,476,301
National CineMedia LLC Term Loan(a)(b) 11/26/19	3.180%	1,950,000	1,933,542
R.H. Donnelly, Inc. Term Loan(a)(b) 12/31/16	9.750%	315,660	93,120
Radio One, Inc. Term Loan(a)(b) 12/31/18	5.110%	2,512,375	2,543,780
Salem Communications Corp. Term Loan(a)(b) 03/13/20	4.500%	1,301,500	1,218,529
Sinclair Television Group, Inc.(a)(b) Tranche B Term Loan 04/09/20	3.000%	2,018,028	1,972,622
Tranche B1 Term Loan 07/30/21	3.500%	497,500	490,037

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Sonifi Solutions, Inc. Tranche C Term Loan(a)(b)(f) 03/28/18	6.750%	440,931	77,163
SuperMedia, Inc. Term Loan(a)(b) 12/30/16	11.600%	132,866	47,168
Tribune Media Co. Tranche B Term Loan(a)(b) 12/27/20	3.750%	2,753,625	2,703,152
Univision Communications, Inc. Term Loan(a)(b) 03/01/20	4.000%	3,437,915	3,354,133
YH Ltd.(a)(b) Tranche A2 Term Loan 03/01/19	5.586%	124,231	248,772
YH Ltd.(a)(b)(f)(g)(h) Tranche B2 Term Loan PIK 03/01/24	0.000%	508,595	—
iHeartCommunications, Inc. Tranche D Term Loan(a)(b) 01/30/19	7.178%	7,958,970	5,260,163
Total			40,619,065
METALS 1.0%
Alpha Natural Resources, Inc. Tranche B Term Loan(a)(b) 05/22/20	3.500%	2,174,937	759,684
Arch Coal, Inc. Term Loan(a)(b) 05/16/18	6.250%	2,914,224	858,880
FMG Resources August 2006 Proprietary Ltd. Term Loan(a)(b) 06/30/19	4.250%	4,523,309	3,124,475
Fairmount Minerals Ltd. Tranche B2 Term Loan(a)(b) 09/05/19	4.500%	1,994,898	895,709
Foresight Energy LLC Term Loan(a)(b) 08/21/20	5.500%	1,109,500	848,768
Noranda Aluminum Acquisition Corp. Tranche B Term Loan(a)(b) 02/28/19	5.750%	923,611	271,542
Novelis, Inc. Term Loan(a)(b) 06/02/22	4.000%	1,800,081	1,662,824
Total			8,421,882

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
MIDSTREAM 0.1%
Southcross Energy Partner Term Loan(a)(b) 08/04/21	5.250%	1,797,625	814,917
OIL FIELD SERVICES 0.3%
Drillships Ocean Ventures, Inc. Term Loan(a)(b) 07/25/21	5.500%	1,625,250	631,133
Fieldwood Energy LLC 2nd Lien Term Loan(a)(b) 09/30/20	8.375%	492,611	79,227
McJunkin Red Man Corp. Term Loan(a)(b) 11/08/19	4.750%	2,086,686	1,857,151
Total			2,567,511
OTHER FINANCIAL INSTITUTIONS 0.7%
IG Investments Holdings LLC Tranche B Term Loan(a)(b) 10/31/21	6.000%	2,999,208	2,971,706
Moneygram International, Inc. Term Loan(a)(b) 03/27/20	4.250%	734,997	671,295
Vantiv LLC Tranche B Term Loan(a)(b) 06/13/21	3.750%	2,126,411	2,116,842
Total			5,759,843
OTHER INDUSTRY 1.4%
AECOM Technology Corp. Tranche B Term Loan(a)(b) 10/15/21	3.750%	477,230	477,349
ATI Acquisition Co.(a)(b)(e)(f)(g)(h) Term Loan 12/30/15	0.000%	586,404	—
Tranche B Term Loan 12/30/14	0.000%	1,165,105	—
Harland Clarke Holdings Corp.(a)(b) Tranche B3 Term Loan 05/22/18	7.000%	1,289,062	1,216,011
Tranche B4 Term Loan 08/04/19	6.000%	950,000	889,837
Hillman Group, Inc. (The) Term Loan(a)(b) 06/30/21	4.500%	2,487,125	2,383,487
Sensus U.S.A., Inc.(a)(b) 1st Lien Term Loan 05/09/17	4.500%	3,842,256	3,669,354
2nd Lien Term Loan 05/09/18	8.500%	2,925,000	2,837,250
Total			11,473,288

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
OTHER REIT 0.3%
DTZ US Borrower LLC(a)(b) 1st Lien Term Loan 11/04/21	4.250%	1,119,375	1,084,865
2nd Lien Term Loan 11/04/22	9.250%	1,000,000	986,670
Total			2,071,535
OTHER UTILITY 0.2%
Sandy Creek Energy Associates LP Term Loan(a)(b) 11/09/20	5.000%	3,091,801	1,941,651
PACKAGING 3.6%
Ardagh Holdings USA, Inc. Term Loan(a)(b) 12/17/19	4.000%	1,645,687	1,628,720
BWAY Intermediate Co., Inc. Term Loan(a)(b) 08/14/20	5.500%	2,511,750	2,353,208
Berry Plastics Corp.(a)(b) Tranche E Term Loan 01/06/21	3.750%	3,661,307	3,615,174
Tranche F Term Loan 10/03/22	4.000%	146,053	145,271
Consolidated Container Co. LLC Term Loan(a)(b) 07/03/19	5.000%	2,418,750	2,181,616
Kleopatra Acquisition Co. Term Loan(a)(b) 04/28/20	5.000%	769,189	766,627
Kleopatra Acquisition Corp. Term Loan(a)(b) 04/28/20	5.000%	1,799,901	1,793,908
Mauser Holding SARL 2nd Lien Term Loan(a)(b) 07/31/22	8.750%	2,000,000	1,680,000
Packaging Coordinators, Inc. Tranche B 1st Lien Term Loan(a)(b) 08/01/21	5.250%	1,607,913	1,589,824
Printpack Holdings, Inc.(a)(b) 1st Lien Term Loan 05/29/20	6.000%	1,182,000	1,174,613
2nd Lien Term Loan 05/28/21	9.750%	1,000,000	965,000
ProAmpac Holdings, Inc. 1st Lien Term Loan(a)(b) 08/18/22	5.750%	1,174,713	1,145,345

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Prolampac Holdings, Inc. 2nd Lien Term Loan(a)(b) 08/06/23	9.250%	2,000,000	1,760,000
Ranpack Corp. Tranche B1 Term Loan(a)(b) 10/01/21	4.250%	946,923	935,086
Reynolds Group Holdings, Inc. Term Loan(a)(b) 12/01/18	4.500%	4,458,919	4,433,458
SIG Combibloc Holdings SCA Term Loan(a)(b) 03/11/22	4.250%	1,538,375	1,519,530
Signode Industrial Group SA Tranche B Term Loan(a)(b) 05/01/21	3.750%	2,253,611	2,152,199
Total			29,839,579
PAPER 0.4%
Caraustar Industries, Inc. Term Loan(a)(b) 05/01/19	8.000%	3,165,265	3,101,960
PHARMACEUTICALS 2.4%
Akorn, Inc. Term Loan(a)(b) 04/16/21	6.000%	1,802,187	1,757,133
Atrium Innovations, Inc.(a)(b) 2nd Lien Term Loan 08/13/21	7.750%	1,000,000	855,000
Tranche B1 1st Lien Term Loan 02/15/21	4.250%	1,596,562	1,472,829
Catalent Pharma Solutions, Inc. Term Loan(a)(b) 05/20/21	4.250%	2,845,885	2,829,692
Endo Finance Co. I SARL Tranche B Term Loan(a)(b) 09/26/22	3.750%	1,825,000	1,800,764
Pharmaceutical Product Development, Inc. Term Loan(a)(b) 08/18/22	4.250%	3,308,375	3,241,513
Royalty Pharma Finance Tranche B4 Term Loan(a)(b) 11/09/20	3.500%	4,727,900	4,712,534
Valeant Pharmaceuticals International, Inc.(a)(b) Tranche B-C2 Term Loan 12/11/19	3.750%	1,705,587	1,640,024
Tranche B-D2 Term Loan 02/13/19	3.500%	1,231,647	1,183,403
Tranche B-E1 Term Loan 08/05/20	3.750%	388,590	373,046
Total			19,865,938

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
PROPERTY & CASUALTY 1.3%
Alliant Holdings Intermediate LLC Term Loan(a)(b) 08/12/22	4.500%	2,014,252	1,943,753
Asurion LLC(a)(b) 2nd Lien Term Loan 03/03/21	8.500%	1,725,000	1,451,467
Tranche B1 Term Loan 05/24/19	5.000%	908,191	853,137
Tranche B4 Term Loan 08/04/22	5.000%	3,706,375	3,380,214
Hub International Ltd. Term Loan(a)(b) 10/02/20	4.000%	2,976,767	2,848,140
Total			10,476,711
REFINING 0.1%
Seadrill Operating LP Term Loan(a)(b) 02/21/21	4.000%	2,189,202	869,113
RESTAURANTS 0.5%
Burger King Corp. Tranche B2 Term Loan(a)(b) 12/10/21	3.750%	3,775,780	3,750,143
RETAILERS 8.3%
Academy Ltd. Term Loan(a)(b) 07/01/22	5.000%	4,468,404	4,274,788
BJ's Wholesale Club, Inc. 1st Lien Term Loan(a)(b) 09/26/19	4.500%	2,077,640	1,968,564
Bass Pro Group LLC Term Loan(a)(b) 06/05/20	4.000%	2,141,620	2,045,247
Blue Buffalo Company Ltd. Tranche B3 Term Loan(a)(b) 08/08/19	3.750%	3,634,986	3,625,898
Burlington Coat Factory Warehouse Corp. Tranche B3 Term Loan(a)(b) 08/13/21	4.250%	4,158,293	4,126,233
David's Bridal, Inc. Term Loan(a)(b) 10/11/19	5.250%	3,571,857	3,041,186
Dollar Tree, Inc.(a)(b) Tranche B1 Term Loan 07/06/22	3.500%	2,191,556	2,182,877
Tranche B2 Term Loan 07/06/22	4.250%	1,750,000	1,741,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
General Nutrition Centers, Inc. Tranche B Term Loan(a)(b) 03/04/19	3.250%	5,570,268	5,403,160
Gymboree Corp. (The) Term Loan(a)(b) 02/23/18	5.000%	2,000,000	1,046,820
Hudson's Bay Co. Term Loan(a)(b) 09/30/22	4.750%	691,244	688,652
J. Crew Group, Inc. Term Loan(a)(b) 03/05/21	4.000%	3,994,676	2,696,406
J.C. Penney Corp., Inc. Term Loan(a)(b) 05/22/18	6.000%	6,842,366	6,679,860
Jo-Ann Stores, Inc. Tranche B Term Loan(a)(b) 03/16/18	4.000%	1,349,251	1,251,430
Leslie's Poolmart, Inc. Tranche B Term Loan(a)(b)(h)(i) 10/16/19	4.250%	—	—
Men's Wearhouse, Inc. (The) Tranche B Term Loan(a)(b) 06/18/21	4.500%	955,551	857,607
Michaels Stores, Inc. Tranche B Term Loan(a)(b) 01/28/20	3.750%	4,649,297	4,583,044
Neiman Marcus Group, Inc. (The) Term Loan(a)(b) 10/25/20	4.250%	3,102,809	2,687,250
Pep Boys-Manny, Moe & Jack (The) Term Loan(a)(b) 10/11/18	5.500%	3,005,499	3,001,742
PetCo Animal Supplies, Inc. Term Loan(a)(b)(h)(i) 11/24/17	4.000%	—	—
PetSmart, Inc. Tranche B1 Term Loan(a)(b) 03/11/22	4.250%	3,250,437	3,144,799
Pilot Travel Centers LLC Tranche B Term Loan(a)(b) 10/01/21	3.750%	2,476,669	2,476,050
Raley's Term Loan(a)(b) 05/18/22	7.250%	2,656,875	2,630,306
Rite Aid Corp.(a)(b) Tranche 1 2nd Lien Term Loan 08/21/20	5.750%	1,950,000	1,950,000
Tranche 2 2nd Lien Term Loan 06/21/21	4.875%	1,900,000	1,893,350

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Sports Authority, Inc. (The) Tranche B Term Loan(a)(b)(g) 11/16/17	7.500%	1,863,367	265,530
Staples, Inc. 1st Lien Term Loan(a)(b)(c) 11/10/21	3.500%	4,200,000	4,165,896
Total			68,427,945
SUPERMARKETS 0.7%
Albertson's LLC(a)(b) Tranche B2 Term Loan 03/21/19	5.500%	2,786,354	2,756,930
Tranche B4 Term Loan 08/25/21	5.500%	1,315,062	1,285,171
Crossmark Holdings, Inc. 1st Lien Term Loan(a)(b) 12/20/19	4.500%	2,359,927	1,677,908
Total			5,720,009
TECHNOLOGY 12.5%
Applied Systems, Inc.(a)(b) 1st Lien Term Loan 01/25/21	4.250%	1,904,458	1,864,674
2nd Lien Term Loan 01/24/22	7.500%	1,000,000	919,000
Avago Technologies Ltd.(a)(b) Term Loan 05/06/21	3.750%	5,550,640	5,541,981
Avago Technologies Ltd.(a)(b)(c) Tranche B1 Term Loan 12/01/22	4.250%	6,000,000	5,899,680
Avaya, Inc.(a)(b) Tranche B6 Term Loan 03/31/18	6.500%	1,950,483	1,465,027
Tranche B7 Term Loan 05/29/20	6.250%	973,811	650,544
BMC Software Finance, Inc. Term Loan(a)(b) 09/10/20	5.000%	4,511,546	3,598,770
Blue Coat Systems, Inc. Term Loan(a)(b) 05/20/22	4.500%	1,246,875	1,201,987
CDW LLC Term Loan(a)(b) 04/29/20	3.250%	3,448,713	3,383,187
Cirque Du Soleil, Inc. 2nd Lien Term Loan(a)(b) 07/10/23	9.250%	3,000,000	2,760,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CommScope, Inc. Tranche 5 Term Loan(a)(b) 12/29/22	3.827%	1,795,500	1,782,034
Computer Sciences Government Services, Inc. Tranche B Term Loan(a)(b) 11/28/22	3.750%	1,700,000	1,696,821
Dell International LLC(a)(b) Tranche B2 Term Loan 04/29/20	4.000%	4,238,683	4,224,780
Tranche C Term Loan 10/29/18	3.750%	687,214	685,496
EVERTEC Group LLC Tranche B Term Loan(a)(b) 04/17/20	3.250%	1,608,750	1,530,323
First Data Corp.(a)(b) Term Loan 03/23/18	3.927%	3,393,261	3,345,891
07/08/22	4.177%	1,200,000	1,176,300
Go Daddy Operating Co. LLC Term Loan(a)(b) 05/13/21	4.250%	4,664,790	4,633,443
Greeneden U.S. Holdings II LLC Term Loan(a)(b) 02/08/20	4.000%	1,222,571	1,187,423
IPC Corp. Tranche B1 1st Lien Term Loan(a)(b) 08/06/21	5.500%	1,980,025	1,836,473
Infogroup, Inc. Tranche B Term Loan(a)(b) 05/26/18	7.000%	3,493,007	3,270,328
Infor US, Inc. Tranche B5 Term Loan(a)(b) 06/03/20	3.750%	3,708,604	3,487,015
Informatica Corp. Term Loan(a)(b) 08/05/22	4.500%	2,992,500	2,851,852
Information Resources, Inc. Term Loan(a)(b) 09/30/20	4.750%	3,299,062	3,290,815
MA FinanceCo LLC Tranche B Term Loan(a)(b) 11/19/21	5.250%	3,936,838	3,848,259
Microsemi Corp.(a)(b) Tranche B Term Loan 01/15/23	5.250%	2,825,000	2,805,931
Microsemi Corp.(a)(b)(h)(i) Term Loan 02/19/20	3.250%	—	—

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Mitel US Holdings, Inc. Term Loan(a)(b) 04/29/22	5.500%	2,584,227	2,576,966
NXP BV/Funding LLC Tranche B Term Loan(a)(b) 12/07/20	3.750%	2,825,000	2,817,937
OpenLink International, Inc. Term Loan(a)(b) 10/30/17	6.250%	894,367	883,188
RP Crown Parent LLC(a)(b) 1st Lien Term Loan 12/21/18	6.000%	3,808,035	3,334,734
2nd Lien Term Loan 12/21/19	11.250%	2,000,000	1,566,000
Riverbed Technology, Inc. Term Loan(a)(b) 04/25/22	6.000%	1,612,813	1,595,346
Rovi Solutions Corp./Guides, Inc. Tranche B Term Loan(a)(b) 07/02/21	3.750%	2,659,500	2,512,669
SAIC, Inc. Tranche B Term Loan(a)(b) 05/04/22	3.750%	1,981,982	1,980,753
SCS Holdings I, Inc. 1st Lien Term Loan(a)(b) 10/30/22	6.000%	1,705,618	1,680,034
SS&C European Holdings SARL Tranche B2 Term Loan(a)(b) 07/08/22	4.018%	296,439	294,957
SS&C Technologies, Inc. Tranche B1 Term Loan(a)(b) 07/08/22	4.007%	2,063,229	2,052,913
Sensata Technologies BV Term Loan(a)(b) 10/14/21	3.000%	994,987	977,884
Syniverse Holdings, Inc.(a)(b) Term Loan 04/23/19	4.000%	1,015,635	690,632
Tranche B Term Loan 04/23/19	4.000%	1,939,043	1,302,804
TTM Technologies, Inc. Tranche B Term Loan(a)(b) 05/31/21	6.000%	2,487,500	2,067,734
TransUnion LLC Tranche B2 Term Loan(a)(b) 04/09/21	3.500%	2,468,376	2,381,094
Verint Systems, Inc. Tranche B Term Loan(a)(b) 09/06/19	3.500%	1,281,292	1,276,487

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Zebra Technologies Corp. Term Loan(a)(b) 10/27/21	4.750%	3,700,000	3,698,668
Total			102,628,834
TRANSPORTATION SERVICES 0.9%
Avis Budget Car Rental LLC Tranche B Term Loan(a)(b) 03/15/19	3.000%	3,856,028	3,842,378
Hertz Corp. (The)(a)(b) Letter of Credit 03/11/18	3.750%	2,825,000	2,768,500
Tranche B2 Term Loan 03/11/18	3.000%	471,748	465,497
Total			7,076,375
WIRELESS 1.0%
Cequel Communications LLC Term Loan(a)(b) 02/14/19	3.813%	3,292,582	3,223,635
SBA Senior Finance II LLC Tranche B1 Term Loan(a)(b) 03/24/21	3.250%	1,029,814	1,011,679
Telesat Canada Tranche B2 Term Loan(a)(b) 03/28/19	3.500%	3,976,808	3,897,272
Total			8,132,586
WIRELINES 1.9%
Integra Telecom Holdings, Inc.(a)(b) Tranche B1 2nd Lien Term Loan 02/12/21	9.750%	1,764,159	1,709,029
Tranche B1 Term Loan 08/14/20	5.250%	2,643,480	2,521,219
Level 3 Financing, Inc.(a)(b) Tranche B Term Loan 01/15/20	4.000%	3,000,000	2,992,500
Tranche B3 Term Loan 08/01/19	4.000%	2,000,000	1,995,500
Southwire Co. LLC Term Loan(a)(b) 02/10/21	3.250%	1,596,563	1,530,034
Windstream Services, LLC Tranche B5 Term Loan(a)(b) 08/08/19	3.500%	1,548,400	1,503,109
Zayo Group LLC(a)(b) Term Loan 05/06/21	3.750%	3,024,211	2,976,973
05/06/21	4.500%	400,000	400,252
Total			15,628,616
Total Senior Loans (Cost: $821,496,717)			753,880,030
Corporate Bonds & Notes 2.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHEMICALS 0.1%
INEOS Group Holdings SA(j) 08/15/18	6.125%	1,000,000	998,750
CONSUMER PRODUCTS 0.4%
Alphabet Holding Co., Inc. PIK 11/01/17	7.750%	3,181,000	3,109,427
FOOD AND BEVERAGE 0.3%
Dole Food Co, Inc.(j) 05/01/19	7.250%	2,000,000	1,960,000
GAMING 0.1%
Tunica-Biloxi Gaming Authority(e)(j) 05/15/16	0.000%	2,105,000	1,036,713
HEALTH CARE 0.5%
HCA, Inc. 10/01/18	8.000%	960,000	1,075,200
IASIS Healthcare LLC/Capital Corp. 05/15/19	8.375%	3,000,000	2,812,500
Total			3,887,700
INDEPENDENT ENERGY —%
Linn Energy LLC/Finance Corp. 04/15/20	8.625%	2,000,000	300,000
MEDIA AND ENTERTAINMENT 0.3%
Radio One, Inc.(j) 02/15/20	9.250%	3,000,000	2,370,000
PACKAGING 0.2%
Reynolds Group Issuer, Inc./LLC 05/15/18	8.500%	2,000,000	1,930,000
RETAILERS 0.3%
Jo-Ann Stores LLC(j) 03/15/19	8.125%	3,000,000	2,415,000
Total Corporate Bonds & Notes (Cost: $22,283,803)			18,007,590

Common Stocks 2.1%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 1.1%
Auto Components 0.1%
Delphi Automotive PLC	11,178	725,899
Automobiles —%
Dayco/Mark IV(k)	2,545	92,256

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Diversified Consumer Services —%
Houghton Mifflin Harcourt Co.(k)	18,619	332,163
Household Durables —%
Rhodes Companies LLC (The)(f)(g)(h)	109,053	—
Media 1.0%
Cengage Learning, Inc.(k)	77,986	1,520,727
Media News Group(k)	10,513	341,673
MGM Holdings II, Inc.(k)	68,207	5,115,525
Star Tribune Co. (The)(f)(g)(h)(k)	1,098	—
Tribune Media Co.	29,872	984,282
Tribune Publishing Co.	4,413	41,218
Total		8,003,425
Total Consumer Discretionary		9,153,743
INFORMATION TECHNOLOGY —%
Software —%
Physical Eagle Topco Ltd.(f)(g)(h)(k)	194,303	—
Total Information Technology		—
MATERIALS 0.9%
Chemicals 0.8%
LyondellBasell Industries NV, Class A	91,857	7,162,090
Metals & Mining 0.1%
Aleris International, Inc.(k)	16,833	488,157
Total Materials		7,650,247

Common Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Hawaiian Telcom Holdco, Inc.(k)	15,044	358,950
Total Telecommunication Services		358,950
Total Common Stocks (Cost: $11,307,604)		17,162,940

Fixed-Income Funds 0.5%

	Shares	Value ($)
FLOATING RATE 0.1%
Nuveen Floating Rate Income Fund	35,589	350,196
HIGH YIELD 0.2%
Blackstone/GSO Strategic Credit Fund	146,297	1,887,231
MULTISECTOR 0.2%
Invesco Dynamic Credit Opportunities Fund	164,192	1,669,833

Total Fixed-Income Funds (Cost: $5,181,831)	3,907,260

Money Market Funds 2.7%

Columbia Short-Term Cash Fund, 0.360%(l)(m)	22,078,653	22,078,653
Total Money Market Funds (Cost: $22,078,653)		22,078,653
Total Investments (Cost: $882,348,608)		815,036,473
Other Assets & Liabilities, Net		4,457,984
Net Assets		819,494,457

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2016, the value of these securities amounted to $1,104,588, which represents 0.13% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2016, the value of these securities amounted to $77,163, which represents 0.01% of net assets.

(g)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at January 31, 2016 was $265,530, which represents 0.03% of net assets. Information concerning such security holdings at January 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co. Term Loan 12/30/15 0.000%	12/23/2009 - 07/13/2012	497,832
ATI Acquisition Co. Tranche B Term Loan 12/30/14 0.000%	12/23/2009 - 04/08/2015	751,053
HIBU Connect SA, Sociedad Unipersonal Term Loan 03/03/19 0.000%	03/06/2014	2,413
Physical Eagle Topco Ltd.	03/06/2014	—
Rhodes Companies LLC (The)	02/22/2006 - 01/08/2010	167,159
Sport Authority, Inc. (The) Tranche B Term Loan 11/16/17 7.500%	03/22/2012	1,841,536
Star Tribune Co. (The)	02/16/2012	—
YH Ltd. Tranche B2 Term Loan PIK 03/01/24 0.000%	03/06/2014 - 03/23/2015	153,942

(h)  Negligible market value.

(i)  Represents fractional shares.

(j)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At January 31, 2016, the value of these securities amounted to $8,780,463 or 1.07% of net assets.

(k)  Non-income producing investment.

(l)  The rate shown is the seven-day current annualized yield at January 31, 2016.

(m)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	66,955,098	98,916,889	(143,793,334)	22,078,653	32,903	22,078,653

Abbreviation Legend

PIK    Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2016:

	Level 1 Quoted Prices in Active Assets ($)	Level 2 Markets for Identical Observable Inputs ($)	Level 3 Other Significant Unobservable Inputs ($)		Significant Total ($)
Investments
Senior Loans	—	701,780,813	52,099,217		753,880,030
Corporate Bonds & Notes	—	18,007,590	—		18,007,590
Common Stocks
Consumer Discretionary	2,083,562	7,070,181	—		9,153,743
Information Technology	—	—	0	(a)	0	(a)
Materials	7,162,090	488,157	—		7,650,247
Telecommunication Services	358,950	—	—		358,950
Total Common Stocks	9,604,602	7,558,338	0	(a)	17,162,940
Fixed-Income Funds	3,907,260	—	—		3,907,260
Money Market Funds	—	22,078,653	—		22,078,653
Total Investments	13,511,862	749,425,394	52,099,217		815,036,473

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	66,955,098	66,955,098	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Senior Loans ($)	Common Stocks ($)	Total ($)
Balance as of July 31, 2015	71,091,435	772,054	71,863,489
Increase (decrease) in accrued discounts/premiums	24,300	—	24,300
Realized gain (loss)	81,903	900	82,803
Change in unrealized appreciation (depreciation)(a)	(2,359,694)	8,895	(2,350,799)
Sales	(11,185,598)	(13,585)	(11,199,183)
Transfers into Level 3	28,338,609	—	28,338,609
Transfers out of Level 3	(33,891,738)	(768,264)	(34,660,002)
Balance as of January 31, 2016	52,099,217	—	52,099,217

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2016 was $(2,319,552), which is comprised of Senior Loans of $(2,319,552).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans and common stocks classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial assets were transferred from Level 3 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other unobservable market inputs as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $860,269,955)	$792,957,820
Affiliated issuers (identified cost $22,078,653)	22,078,653
Total investments (identified cost $882,348,608)	815,036,473
Cash	4,795,959
Receivable for:
Investments sold on a delayed delivery basis	10,303,444
Capital shares sold	3,138,326
Dividends	9,924
Interest	3,486,868
Expense reimbursement due from Investment Manager	1,187
Prepaid expenses	3,165
Other assets	35,466
Total assets	836,810,812
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	11,785,000
Capital shares purchased	2,360,836
Dividend distributions to shareholders	2,939,779
Investment management fees	14,452
Distribution and/or service fees	5,873
Transfer agent fees	80,747
Compensation of board members	45,059
Other expenses	84,609
Total liabilities	17,316,355
Net assets applicable to outstanding capital stock	$819,494,457
Represented by
Paid-in capital	$956,600,561
Excess of distributions over net investment income	(476,972)
Accumulated net realized loss	(69,316,997)
Unrealized appreciation (depreciation) on:
Investments	(67,312,135)
Total — representing net assets applicable to outstanding capital stock	$819,494,457

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A
Net assets	$474,337,510
Shares outstanding	55,807,751
Net asset value per share	$8.50
Maximum offering price per share(a)	$8.76
Class B
Net assets	$1,461,301
Shares outstanding	171,816
Net asset value per share	$8.51
Class C
Net assets	$92,436,026
Shares outstanding	10,873,466
Net asset value per share	$8.50
Class I
Net assets	$117,512,281
Shares outstanding	13,830,714
Net asset value per share	$8.50
Class K
Net assets	$15,268
Shares outstanding	1,793
Net asset value per share	$8.52
Class R
Net assets	$5,437,115
Shares outstanding	639,128
Net asset value per share	$8.51
Class R4
Net assets	$14,788,410
Shares outstanding	1,743,290
Net asset value per share	$8.48
Class R5
Net assets	$20,413,321
Shares outstanding	2,392,802
Net asset value per share	$8.53
Class W
Net assets	$2,307
Shares outstanding	271
Net asset value per share	$8.51
Class Y
Net assets	$9,321
Shares outstanding	1,096
Net asset value per share	$8.50
Class Z
Net assets	$93,081,597
Shares outstanding	10,966,398
Net asset value per share	$8.49

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$344,299
Dividends — affiliated issuers	32,903
Interest	21,879,842
Foreign taxes withheld	(23)
Total income	22,257,021
Expenses:
Investment management fees	2,874,245
Distribution and/or service fees
Class A	638,671
Class B	10,138
Class C	486,302
Class R	12,373
Class W	3
Transfer agent fees
Class A	335,870
Class B	1,330
Class C	63,955
Class K	4
Class R	3,259
Class R4	8,966
Class R5	10,503
Class W	2
Class Z	63,991
Plan administration fees
Class K	20
Compensation of board members	8,713
Custodian fees	76,328
Printing and postage fees	48,320
Registration fees	73,893
Audit fees	17,055
Legal fees	6,229
Other	13,684
Total expenses	4,753,854
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(144,733)
Total net expenses	4,609,121
Net investment income	17,647,900
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(3,014,720)
Foreign currency translations	(124)
Net realized loss	(3,014,844)
Net change in unrealized appreciation (depreciation) on:
Investments	(50,693,658)
Net change in unrealized depreciation	(50,693,658)
Net realized and unrealized loss	(53,708,502)
Net decrease in net assets from operations	$(36,060,602)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015(a)
Operations
Net investment income	$17,647,900	$37,493,860
Net realized loss	(3,014,844)	(2,219,069)
Net change in unrealized depreciation	(50,693,658)	(21,503,947)
Net increase (decrease) in net assets resulting from operations	(36,060,602)	13,770,844
Distributions to shareholders
Net investment income
Class A	(10,419,282)	(22,795,851)
Class B	(33,421)	(143,852)
Class C	(1,618,151)	(3,444,698)
Class I	(2,782,330)	(4,222,976)
Class K	(321)	(768)
Class R	(95,330)	(135,392)
Class R4	(296,310)	(389,842)
Class R5	(913,041)	(1,849,009)
Class W	(48)	(94)
Class Y	(213)	(71)
Class Z	(2,110,016)	(4,497,916)
Total distributions to shareholders	(18,268,463)	(37,480,469)
Decrease in net assets from capital stock activity	(87,461,486)	(124,100,661)
Total decrease in net assets	(141,790,551)	(147,810,286)
Net assets at beginning of period	961,285,008	1,109,095,294
Net assets at end of period	$819,494,457	$961,285,008
Undistributed (excess of distributions over) net investment income	$(476,972)	$143,591

(a) Class Y shares are based on operations from June 1, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	5,391,650	47,317,209	12,973,940	118,004,716
Distributions reinvested	1,144,004	9,988,433	2,388,678	21,706,535
Redemptions	(12,384,563)	(108,758,707)	(29,155,948)	(265,082,901)
Net decrease	(5,848,909)	(51,453,065)	(13,793,330)	(125,371,650)
Class B shares
Subscriptions	1,916	16,971	24,280	221,398
Distributions reinvested	3,767	32,954	15,440	140,493
Redemptions(b)	(115,310)	(1,008,658)	(490,966)	(4,458,433)
Net decrease	(109,627)	(958,733)	(451,246)	(4,096,542)
Class C shares
Subscriptions	1,165,873	10,258,729	1,733,920	15,790,601
Distributions reinvested	164,785	1,438,403	334,724	3,041,888
Redemptions	(1,625,142)	(14,219,811)	(4,678,047)	(42,494,862)
Net decrease	(294,484)	(2,522,679)	(2,609,403)	(23,662,373)
Class I shares
Subscriptions	20,114	175,590	7,023,410	63,395,045
Distributions reinvested	318,850	2,782,277	464,936	4,222,871
Redemptions	(1,300,143)	(11,384,096)	(518,448)	(4,716,937)
Net increase (decrease)	(961,179)	(8,426,229)	6,969,898	62,900,979
Class K shares
Distributions reinvested	31	273	74	674
Redemptions	—	—	(1,189)	(10,803)
Net increase (decrease)	31	273	(1,115)	(10,129)
Class R shares
Subscriptions	363,033	3,187,655	345,467	3,151,960
Distributions reinvested	5,645	49,394	10,561	95,945
Redemptions	(175,295)	(1,528,111)	(172,942)	(1,570,410)
Net increase	193,383	1,708,938	183,086	1,677,495
Class R4 shares
Subscriptions	751,221	6,621,867	513,607	4,671,019
Distributions reinvested	34,065	296,186	42,919	389,232
Redemptions	(286,466)	(2,504,986)	(370,202)	(3,366,594)
Net increase	498,820	4,413,067	186,324	1,693,657

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	1,261,115	11,117,156	2,478,627	22,590,568
Distributions reinvested	103,417	907,701	202,401	1,845,495
Redemptions	(4,073,659)	(35,312,822)	(2,479,364)	(22,632,402)
Net increase (decrease)	(2,709,127)	(23,287,965)	201,664	1,803,661
Class Y shares
Subscriptions	—	—	1,096	10,000
Net increase	—	—	1,096	10,000
Class Z shares
Subscriptions	3,173,039	27,624,529	6,740,235	61,294,146
Distributions reinvested	173,296	1,510,928	362,383	3,288,149
Redemptions	(4,125,163)	(36,070,550)	(11,391,729)	(103,628,054)
Net decrease	(778,828)	(6,935,093)	(4,289,111)	(39,045,759)
Total net decrease	(10,009,920)	(87,461,486)	(13,602,137)	(124,100,661)

(a) Class Y shares are based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2016		Year Ended July 31,
Class A	(Unaudited)		2015		2014		2013	2012		2011
Per share data
Net asset value, beginning of period	$9.03		$9.24		$9.20		$8.90	$8.96		$8.54
Income from investment operations:
Net investment income	0.17		0.35		0.33		0.36	0.42		0.41
Net realized and unrealized gain (loss)	(0.52)		(0.21)		0.04		0.31	(0.05)		0.41
Total from investment operations	(0.35)		0.14		0.37		0.67	0.37		0.82
Less distributions to shareholders:
Net investment income	(0.18)		(0.35)		(0.33)		(0.37)	(0.43)		(0.40)
Total distributions to shareholders	(0.18)		(0.35)		(0.33)		(0.37)	(0.43)		(0.40)
Net asset value, end of period	$8.50		$9.03		$9.24		$9.20	$8.90		$8.96
Total return	(3.93%)		1.58%		4.10%		7.60%	4.36%		9.65%
Ratios to average net assets(a)
Total gross expenses	1.08	%(b)	1.07%		1.07%		1.11%	1.14	%(c)	1.10%
Total net expenses(d)	1.04	%(b)	1.05	%(e)	1.06	%(e)	1.09%	1.11	%(c)(e)	1.08%
Net investment income	3.95	%(b)	3.87%		3.62%		3.92%	4.73%		4.59%
Supplemental data
Net assets, end of period (in thousands)	$474,338		$556,853		$697,138		$565,254	$337,242		$419,157
Portfolio turnover	6%		36%		57%		85%	42%		69%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class B	(Unaudited)		2015		2014		2013	2012		2011
Per share data
Net asset value, beginning of period	$9.04		$9.25		$9.20		$8.91	$8.97		$8.54
Income from investment operations:
Net investment income	0.14		0.28		0.26		0.29	0.35		0.34
Net realized and unrealized gain (loss)	(0.52)		(0.21)		0.05		0.30	(0.04)		0.42
Total from investment operations	(0.38)		0.07		0.31		0.59	0.31		0.76
Less distributions to shareholders:
Net investment income	(0.15)		(0.28)		(0.26)		(0.30)	(0.37)		(0.33)
Total distributions to shareholders	(0.15)		(0.28)		(0.26)		(0.30)	(0.37)		(0.33)
Net asset value, end of period	$8.51		$9.04		$9.25		$9.20	$8.91		$8.97
Total return	(4.28%)		0.82%		3.43%		6.68%	3.57%		8.95%
Ratios to average net assets(a)
Total gross expenses	1.83	%(b)	1.82%		1.82%		1.86%	1.90	%(c)	1.85%
Total net expenses(d)	1.79	%(b)	1.80	%(e)	1.81	%(e)	1.84%	1.86	%(c)(e)	1.83%
Net investment income	3.17	%(b)	3.11%		2.86%		3.19%	4.00%		3.86%
Supplemental data
Net assets, end of period (in thousands)	$1,461		$2,543		$6,774		$8,668	$7,287		$11,337
Portfolio turnover	6%		36%		57%		85%	42%		69%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class C	(Unaudited)		2015		2014		2013	2012		2011
Per share data
Net asset value, beginning of period	$9.03		$9.24		$9.20		$8.91	$8.96		$8.54
Income from investment operations:
Net investment income	0.14		0.28		0.26		0.29	0.35		0.34
Net realized and unrealized gain (loss)	(0.52)		(0.21)		0.04		0.30	(0.03)		0.41
Total from investment operations	(0.38)		0.07		0.30		0.59	0.32		0.75
Less distributions to shareholders:
Net investment income	(0.15)		(0.28)		(0.26)		(0.30)	(0.37)		(0.33)
Total distributions to shareholders	(0.15)		(0.28)		(0.26)		(0.30)	(0.37)		(0.33)
Net asset value, end of period	$8.50		$9.03		$9.24		$9.20	$8.91		$8.96
Total return	(4.29%)		0.83%		3.32%		6.68%	3.68%		8.84%
Ratios to average net assets(a)
Total gross expenses	1.83	%(b)	1.82%		1.82%		1.85%	1.89	%(c)	1.85%
Total net expenses(d)	1.79	%(b)	1.80	%(e)	1.81	%(e)	1.84%	1.86	%(c)(e)	1.83%
Net investment income	3.20	%(b)	3.12%		2.87%		3.14%	3.96%		3.83%
Supplemental data
Net assets, end of period (in thousands)	$92,436		$100,881		$127,321		$96,164	$45,449		$52,578
Portfolio turnover	6%		36%		57%		85%	42%		69%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class I	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$9.03		$9.24	$9.20	$8.90	$8.96		$8.54
Income from investment operations:
Net investment income	0.19		0.39	0.37	0.39	0.45		0.44
Net realized and unrealized gain (loss)	(0.53)		(0.22)	0.04	0.31	(0.04)		0.41
Total from investment operations	(0.34)		0.17	0.41	0.70	0.41		0.85
Less distributions to shareholders:
Net investment income	(0.19)		(0.38)	(0.37)	(0.40)	(0.47)		(0.43)
Total distributions to shareholders	(0.19)		(0.38)	(0.37)	(0.40)	(0.47)		(0.43)
Net asset value, end of period	$8.50		$9.03	$9.24	$9.20	$8.90		$8.96
Total return	(3.76%)		1.95%	4.48%	8.00%	4.75%		10.02%
Ratios to average net assets(a)
Total gross expenses	0.70	%(b)	0.69%	0.69%	0.71%	0.73	%(c)	0.77%
Total net expenses(d)	0.69	%(b)	0.69%	0.69%	0.71%	0.73	%(c)	0.74%
Net investment income	4.30	%(b)	4.24%	3.97%	4.30%	5.09%		5.00%
Supplemental data
Net assets, end of period (in thousands)	$117,512		$133,548	$72,256	$97,880	$62,786		$82,844
Portfolio turnover	6%		36%	57%	85%	42%		69%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class K	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$9.05		$9.26	$9.21	$8.92	$8.97		$8.56
Income from investment operations:
Net investment income	0.18		0.36	0.34	0.37	0.42		0.42
Net realized and unrealized gain (loss)	(0.53)		(0.21)	0.05	0.29	(0.03)		0.40
Total from investment operations	(0.35)		0.15	0.39	0.66	0.39		0.82
Less distributions to shareholders:
Net investment income	(0.18)		(0.36)	(0.34)	(0.37)	(0.44)		(0.41)
Total distributions to shareholders	(0.18)		(0.36)	(0.34)	(0.37)	(0.44)		(0.41)
Net asset value, end of period	$8.52		$9.05	$9.26	$9.21	$8.92		$8.97
Total return	(3.89%)		1.65%	4.28%	7.55%	4.56%		9.62%
Ratios to average net assets(a)
Total gross expenses	1.00	%(b)	0.99%	0.98%	1.01%	1.03	%(c)	1.07%
Total net expenses(d)	0.99	%(b)	0.99%	0.98%	1.01%	1.02	%(c)	1.04%
Net investment income	4.01	%(b)	3.92%	3.66%	4.04%	4.83%		4.67%
Supplemental data
Net assets, end of period (in thousands)	$15		$16	$27	$78	$129		$137
Portfolio turnover	6%		36%	57%	85%	42%		69%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R	(Unaudited)		2015		2014		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$9.04		$9.25		$9.21		$8.91	$8.97		$8.64
Income from investment operations:
Net investment income	0.16		0.33		0.31		0.33	0.38		0.32
Net realized and unrealized gain (loss)	(0.52)		(0.21)		0.04		0.31	(0.03)		0.32
Total from investment operations	(0.36)		0.12		0.35		0.64	0.35		0.64
Less distributions to shareholders:
Net investment income	(0.17)		(0.33)		(0.31)		(0.34)	(0.41)		(0.31)
Total distributions to shareholders	(0.17)		(0.33)		(0.31)		(0.34)	(0.41)		(0.31)
Net asset value, end of period	$8.51		$9.04		$9.25		$9.21	$8.91		$8.97
Total return	(4.04%)		1.33%		3.84%		7.33%	4.11%		7.47%
Ratios to average net assets(b)
Total gross expenses	1.33	%(c)	1.33%		1.33%		1.36%	1.39	%(d)	1.33	%(c)
Total net expenses(e)	1.29	%(c)	1.30	%(f)	1.31	%(f)	1.34%	1.36	%(d)(f)	1.33	%(c)
Net investment income	3.72	%(c)	3.64%		3.40%		3.64%	4.38%		4.23	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5,437		$4,030		$2,429		$891	$237		$96
Portfolio turnover	6%		36%		57%		85%	42%		69%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.02		$9.22		$9.18		$9.11
Income from investment operations:
Net investment income	0.18		0.37		0.36		0.14
Net realized and unrealized gain (loss)	(0.53)		(0.20)		0.03		0.08
Total from investment operations	(0.35)		0.17		0.39		0.22
Less distributions to shareholders:
Net investment income	(0.19)		(0.37)		(0.35)		(0.15)
Total distributions to shareholders	(0.19)		(0.37)		(0.35)		(0.15)
Net asset value, end of period	$8.48		$9.02		$9.22		$9.18
Total return	(3.92%)		1.94%		4.36%		2.43%
Ratios to average net assets(b)
Total gross expenses	0.83	%(c)	0.82%		0.82%		0.85	%(c)
Total net expenses(d)	0.79	%(c)	0.80	%(e)	0.81	%(e)	0.84	%(c)
Net investment income	4.22	%(c)	4.12%		3.89%		3.91	%(c)
Supplemental data
Net assets, end of period (in thousands)	$14,788		$11,219		$9,759		$103
Portfolio turnover	6%		36%		57%		85%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R5	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$9.06		$9.27	$9.23	$8.93	$8.99		$8.56
Income from investment operations:
Net investment income	0.19		0.38	0.36	0.35	0.44		0.44
Net realized and unrealized gain (loss)	(0.53)		(0.21)	0.04	0.35	(0.04)		0.41
Total from investment operations	(0.34)		0.17	0.40	0.70	0.40		0.85
Less distributions to shareholders:
Net investment income	(0.19)		(0.38)	(0.36)	(0.40)	(0.46)		(0.42)
Total distributions to shareholders	(0.19)		(0.38)	(0.36)	(0.40)	(0.46)		(0.42)
Net asset value, end of period	$8.53		$9.06	$9.27	$9.23	$8.93		$8.99
Total return	(3.76%)		1.91%	4.43%	7.93%	4.70%		9.98%
Ratios to average net assets(a)
Total gross expenses	0.75	%(b)	0.74%	0.74%	0.76%	0.79	%(c)	0.81%
Total net expenses(d)	0.74	%(b)	0.74%	0.74%	0.76%	0.79	%(c)	0.79%
Net investment income	4.22	%(b)	4.19%	3.93%	3.95%	5.04%		4.94%
Supplemental data
Net assets, end of period (in thousands)	$20,413		$46,248	$45,445	$61,580	$5		$5
Portfolio turnover	6%		36%	57%	85%	42%		69%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class W	(Unaudited)		2015		2014		2013	2012		2011
Per share data
Net asset value, beginning of period	$9.04		$9.24		$9.20		$8.91	$8.96		$8.54
Income from investment operations:
Net investment income	0.17		0.36		0.34		0.36	0.41		0.41
Net realized and unrealized gain (loss)	(0.52)		(0.21)		0.03		0.30	(0.03)		0.41
Total from investment operations	(0.35)		0.15		0.37		0.66	0.38		0.82
Less distributions to shareholders:
Net investment income	(0.18)		(0.35)		(0.33)		(0.37)	(0.43)		(0.40)
Total distributions to shareholders	(0.18)		(0.35)		(0.33)		(0.37)	(0.43)		(0.40)
Net asset value, end of period	$8.51		$9.04		$9.24		$9.20	$8.91		$8.96
Total return	(3.94%)		1.65%		4.10%		7.49%	4.47%		9.65%
Ratios to average net assets(a)
Total gross expenses	1.03	%(b)	1.02%		1.05%		1.10%	1.18	%(c)	1.11%
Total net expenses(d)	1.03	%(b)	1.02	%(e)	1.05	%(e)	1.09%	1.11	%(c)	1.09%
Net investment income	3.94	%(b)	3.93%		3.63%		3.95%	4.72%		4.63%
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$3		$5	$4		$4
Portfolio turnover	6%		36%		57%		85%	42%		69%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

FINANCIAL HIGHLIGHTS (continued)

Class Y	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.03		$9.12
Income from investment operations:
Net investment income	0.19		0.06
Net realized and unrealized loss	(0.53)		(0.09)
Total from investment operations	(0.34)		(0.03)
Less distributions to shareholders:
Net investment income	(0.19)		(0.06)
Total distributions to shareholders	(0.19)		(0.06)
Net asset value, end of period	$8.50		$9.03
Total return	(3.76%)		(0.28%)
Ratios to average net assets(b)
Total gross expenses	0.69	%(c)	0.70	%(c)
Total net expenses(d)	0.68	%(c)	0.70	%(c)
Net investment income	4.31	%(c)	4.13	%(c)
Supplemental data
Net assets, end of period (in thousands)	$9		$10
Portfolio turnover	6%		36%

Notes to Financial Highlights

(a)  Based on operations from June 1, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class Z	(Unaudited)		2015		2014		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$9.02		$9.23		$9.18		$8.89	$8.95		$8.63
Income from investment operations:
Net investment income	0.18		0.37		0.36		0.38	0.43		0.35
Net realized and unrealized gain (loss)	(0.52)		(0.21)		0.04		0.30	(0.04)		0.32
Total from investment operations	(0.34)		0.16		0.40		0.68	0.39		0.67
Less distributions to shareholders:
Net investment income	(0.19)		(0.37)		(0.35)		(0.39)	(0.45)		(0.35)
Total distributions to shareholders	(0.19)		(0.37)		(0.35)		(0.39)	(0.45)		(0.35)
Net asset value, end of period	$8.49		$9.02		$9.23		$9.18	$8.89		$8.95
Total return	(3.81%)		1.83%		4.47%		7.75%	4.63%		7.80%
Ratios to average net assets(b)
Total gross expenses	0.83	%(c)	0.82%		0.82%		0.86%	0.89	%(d)	0.82	%(c)
Total net expenses(e)	0.79	%(c)	0.80	%(f)	0.81	%(f)	0.84%	0.85	%(d)(f)	0.82	%(c)
Net investment income	4.20	%(c)	4.12%		3.87%		4.16%	4.92%		4.76	%(c)
Supplemental data
Net assets, end of period (in thousands)	$93,082		$105,935		$147,944		$100,795	$41,450		$67,558
Portfolio turnover	6%		36%		57%		85%	42%		69%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size

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COLUMBIA FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more

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COLUMBIA FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

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COLUMBIA FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.40% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.64% of the Fund's average daily net assets.

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,763,604, and the administrative services fee paid to the Investment Manager was $207,726.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2016, other expenses paid by the Fund to this company were $1,541.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended January 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class B	0.13
Class C	0.13
Class K	0.05
Class R	0.13
Class R4	0.13
Class R5	0.05
Class W	0.16
Class Z	0.13

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,114,000 and $670,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $103,785 for Class A, $57 for Class B and $4,539 for Class C shares for the six months ended January 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	December 1, 2015 Through November 30, 2016	Prior to December 1, 2015
Class A	1.03%	1.06%
Class B	1.78	1.81
Class C	1.78	1.81
Class I	0.68	0.71
Class K	0.98	1.01
Class R	1.28	1.31
Class R4	0.78	0.81
Class R5	0.73	0.76
Class W	1.03	1.06
Class Y	0.68	0.71
Class Z	0.78	0.81

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to December 1, 2015, the Fund's expense ratio was subject to a voluntary expense reimbursement arrangement pursuant to which fees were waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the annual rates of 1.05% for Class A, 1.80% for Class B, 1.80% for Class C, 0.70% for Class I, 1.00% for Class K, 1.30% for Class R, 0.80% for Class R4, 0.75% for Class R5, 1.05% for Class W, 0.70% for Class Y and 0.80% for Class Z.

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $882,349,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,969,000
Unrealized depreciation	(77,282,000)
Net unrealized depreciation	$(67,313,000)

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

The following capital loss carryforwards, determined as of July 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	28,593,376
2018	35,398,330
No expiration — long-term	2,330,867
Total	66,322,573

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $54,597,498 and $158,054,494, respectively, for the six months ended January 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, affiliated shareholders of record owned 68.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Floating Rate Loan Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to trade such investments may increase the Fund's exposure to this risk. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans or other assets may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance. Price volatility may be higher for illiquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Price volatility, liquidity of the market and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Columbia Floating Rate Fund (the Fund) is one of several defendants to a bankruptcy proceeding captioned Official Committee of Unsecured Creditors of TOUSA, Inc., et al. v. Citicorp North America, Inc., et al. (the Lawsuit), (In re TOUSA, Inc., et al.), pending in the U.S. Bankruptcy Court, Southern District of Florida (the Bankruptcy Court). The Fund and several other defendants (together the Senior Transeastern Defendants) were lenders to parties involved in a joint venture with TOUSA, Inc. (TOUSA) on a $450 million Credit Agreement dated as of August 1, 2005 (the Credit Agreement). In 2006, the administrative agent under the Credit Agreement brought claims against TOUSA alleging that certain events of default had occurred under the Credit Agreement thus triggering the guaranties (the Transeastern Litigation). On July 31, 2007, TOUSA and the Senior Transeastern Defendants reached a settlement in the Transeastern Litigation pursuant to which the Fund (as well as the other Senior Transeastern Defendants) released its claims and was paid $1,052,271. To fund the settlement, TOUSA entered into a $500 million credit facility with new lenders secured by liens on the assets of certain of TOUSA's subsidiaries. On January 29, 2008, TOUSA and certain of its subsidiaries filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code. In August 2008, the Committee of Unsecured Creditors of TOUSA (Committee) filed the Lawsuit, seeking as to the Fund and the other Senior Transeastern Defendants a return of the money the Senior Transeastern Defendants received as part of the Transeastern Litigation settlement. The Lawsuit went to trial in July 2009, and the Bankruptcy Court ordered the Fund and the other Senior Transeastern Defendants to disgorge the money they received in settlement of the Transeastern Litigation. The Senior Transeastern Defendants, including the Fund, appealed the Bankruptcy Court's decision to the District Court for the Southern District of Florida (the District Court). To stay execution of the judgment against the Fund pending appeal, the Fund deposited $1,327,620 with the Bankruptcy Court clerk of court. On February 11, 2011, the District Court entered an opinion and order quashing the Bankruptcy Court's decision as it relates to the liability of the Senior Transeastern Defendants and ordering that "[t]he Bankruptcy Court's imposition of remedies as to the [Senior Transeastern Defendants] is null and void." On March 8, 2011, the Committee appealed the District Court's order to the Eleventh Circuit Court of Appeals. On May 15, 2012, the Eleventh Circuit issued an order reversing the decision of the District Court. A petition for rehearing by the entire panel of the Eleventh Circuit Court of Appeals was filed and denied. On June 23, 2015, the District Court affirmed the Bankruptcy Court's liability findings and remanded the case back to the Bankruptcy Court to decide two issues: whether a settlement entered into by certain defendants as part of the TOUSA bankruptcy plan should reduce the judgement against the Senior Transeastern Lenders and whether the Bankruptcy Court erred in ordering certain remedies. The Bankruptcy Court held a hearing on the motions to determine the impact of the settlements on November 19, 2015. The Bankruptcy Court took the matter under advisement. The District Court will decide whether the Bankruptcy Court erred in ordering certain remedies after the Bankruptcy Court decides the first issue.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA FLOATING RATE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016

Columbia Floating Rate Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR149_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA SHORT-TERM CASH FUND

Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the 1933 Act.

COLUMBIA SHORT-TERM CASH FUND

Portfolio Overview	2
Understanding Your Fund's Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	14
Important Information About This Report	21

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA SHORT-TERM CASH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2016)
Asset-Backed Commercial Paper	10.7
Asset-Backed Securities — Non-Agency(a)	3.2
Certificates of Deposit	20.2
Commercial Paper	28.7
Repurchase Agreements	0.9
U.S. Government & Agency Obligations	27.7
U.S. Treasury Obligations	8.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Category comprised of short-term asset-backed securities.

Semiannual Report 2016
2

COLUMBIA SHORT-TERM CASH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)				Fund's Annualized Expense Ratio (%)
ActualHypothetical		ActualHypothetical		ActualHypothetical				Actual
1,000.00	1,000.00	1,001.00	1,024.86	0.00	*	0.00	*	0.00 *

*Rounds to zero

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Semiannual Report 2016
3

COLUMBIA SHORT-TERM CASH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Commercial Paper 10.8%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC(a) 02/01/16	0.140%	15,000,000	14,999,825
03/01/16	0.400%	70,000,000	69,975,286
03/09/16	0.540%	20,000,000	19,988,083
03/16/16	0.600%	20,000,000	19,984,667
04/04/16	0.500%	20,000,000	19,981,945
04/12/16	0.510%	40,000,000	39,958,634
04/13/16	0.510%	30,000,000	29,968,550
04/14/16	0.510%	60,000,000	59,936,250
04/18/16	0.580%	50,000,000	49,936,361
Old Line Funding LLC(a) 02/10/16	0.260%	40,034,000	40,030,575
02/18/16	0.290%	50,000,000	49,992,083
02/22/16	0.270%	30,000,000	29,994,633
02/23/16	0.280%	50,000,000	49,990,333
03/04/16	0.390%	50,000,000	49,981,111
03/18/16	0.520%	100,000,000	99,930,000
Regency Markets No. 1 LLC(a) 02/16/16	0.410%	130,000,000	129,973,603
02/22/16	0.420%	182,000,000	181,950,001
Thunder Bay Funding LLC(a) 02/03/16	0.230%	22,610,000	22,609,297
02/18/16	0.290%	50,000,000	49,992,083
02/22/16	0.380%	30,000,000	29,992,525
03/21/16	0.600%	30,000,000	29,974,500
04/06/16	0.570%	50,000,000	49,946,958
Total Asset-Backed Commercial Paper (Cost: $1,139,087,303)			1,139,087,303

Commercial Paper 28.9%

BANKING 8.6%
BNP Paribas Finance, Inc. 02/01/16	0.180%	263,100,000	263,096,053
Bank of Nova Scotia(a) 02/01/16	0.200%	50,000,000	49,999,167
02/08/16	0.370%	50,000,000	49,995,000
02/12/16	0.400%	50,000,000	49,992,417
02/22/16	0.390%	50,000,000	49,987,222
03/07/16	0.490%	50,000,000	49,974,306
Royal Bank of Canada 05/02/16	0.610%	100,000,000	99,842,417
Scotiabanc, Inc.(a) 02/16/16	0.410%	35,000,000	34,992,893
Toronto Dominion Holdings USA, Inc.(a) 02/17/16	0.240%	50,000,000	49,993,750
02/19/16	0.290%	100,000,000	99,983,333
02/26/16	0.220%	50,000,000	49,991,375
03/01/16	0.370%	25,000,000	24,991,819

Commercial Paper (continued)

Issuer	Effective Yield	Principal Amount ($)	Value ($)
Westpac Banking Corp.(a) 02/10/16	0.370%	39,155,000	39,150,214
Total			911,989,966
CONSUMER PRODUCTS 1.1%
Procter & Gamble Co. (The)(a) 02/23/16	0.320%	118,500,000	118,473,930
DIVERSIFIED MANUFACTURING 2.9%
General Electric Co. 03/08/16	0.380%	50,000,000	49,979,944
03/17/16	0.380%	50,000,000	49,975,194
03/28/16	0.380%	100,000,000	99,938,778
03/29/16	0.390%	50,000,000	49,968,042
03/31/16	0.450%	50,000,000	49,961,875
Total			299,823,833
INTEGRATED ENERGY 5.9%
Chevron Corp.(a) 02/01/16	0.150%	50,000,000	49,999,389
02/03/16	0.200%	25,000,000	24,999,306
02/23/16	0.230%	40,500,000	40,493,520
02/24/16	0.230%	50,000,000	49,991,667
02/26/16	0.230%	23,200,000	23,195,824
03/10/16	0.400%	30,000,000	29,986,667
03/23/16	0.410%	50,000,000	49,969,819
04/01/16	0.430%	50,000,000	49,962,972
Exxon Mobil Corp. 02/01/16	0.080%	100,000,000	99,999,333
02/02/16	0.180%	75,000,000	74,998,500
03/01/16	0.390%	80,000,000	79,972,617
03/17/16	0.470%	50,000,000	49,969,319
Total			623,538,933
LIFE INSURANCE 1.9%
New York Life Capital Corp.(a) 04/06/16	0.470%	23,000,000	22,979,881
04/07/16	0.470%	57,355,000	57,304,082
04/08/16	0.470%	22,500,000	22,479,731
04/11/16	0.470%	23,000,000	22,978,380
04/12/16	0.470%	10,000,000	9,990,469
04/18/16	0.470%	67,588,000	67,518,291
Total			203,250,834
PHARMACEUTICALS 8.5%
Johnson & Johnson(a) 02/02/16	0.270%	50,000,000	49,998,542
02/08/16	0.330%	50,000,000	49,995,500
03/01/16	0.330%	86,500,000	86,474,675
03/14/16	0.360%	75,000,000	74,966,542
03/15/16	0.360%	50,000,000	49,977,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
4

COLUMBIA SHORT-TERM CASH FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Commercial Paper (continued)

Issuer	Effective Yield	Principal Amount ($)	Value ($)
Novartis Finance Corp.(a) 02/04/16	0.280%	90,000,000	89,995,875
Roche Holdings, Inc.(a) 02/02/16	0.250%	30,000,000	29,999,175
02/04/16	0.280%	30,000,000	29,998,625
02/08/16	0.310%	100,000,000	99,991,500
02/09/16	0.320%	66,000,000	65,993,628
04/25/16	0.410%	50,000,000	49,951,028
Sanofi Aventis(a) 03/18/16	0.400%	150,000,000	149,918,666
03/31/16	0.460%	65,600,000	65,548,868
Total			892,810,124
Total Commercial Paper (Cost: $3,049,887,620)			3,049,887,620
Certificates of Deposit 20.3%
Australia & New Zealand Banking Group Ltd. 02/01/16	0.330%	275,000,000	275,000,000
BB&T Corp. 02/23/16	0.440%	50,000,000	50,000,000
02/25/16	0.440%	50,000,000	50,000,000
02/25/16	0.450%	50,000,000	50,000,000
03/22/16	0.550%	50,000,000	50,000,000
03/22/16	0.550%	50,000,000	50,000,000
03/23/16	0.550%	50,000,000	50,000,000
Bank of Montreal Chicago Branch 02/05/16	0.300%	100,000,000	100,000,000
03/11/16	0.400%	100,000,000	100,000,000
Bank of Montreal 02/01/16	0.200%	98,000,000	98,000,000
Canadian Imperial Bank of Commerce 02/01/16	0.260%	274,600,000	274,600,000
HSBC Bank USA NA(b) 03/24/16	0.610%	80,000,000	80,000,000
04/20/16	0.610%	50,000,000	50,000,000
State Street Bank and Trust Co. 04/14/16	0.520%	75,000,000	75,000,000
04/15/16	0.520%	100,000,000	100,000,000
State Street Bank and Trust Co.(b) 05/18/16	0.430%	100,000,000	100,000,000
US Bank NA 04/21/16	0.540%	100,000,000	100,000,000
04/22/16	0.540%	100,000,000	100,000,000
Wells Fargo Bank NA 04/19/16	0.580%	100,000,000	100,000,000

Certificates of Deposit (continued)

Issuer	Effective Yield	Principal Amount ($)	Value ($)
Wells Fargo Bank NA(b) 02/01/16	0.580%	100,000,000	100,000,000
08/01/16	0.780%	100,000,000	100,000,000
Westpac Banking Corp.(a)(b) 03/03/16	0.590%	95,000,000	95,000,000
Total Certificates of Deposit (Cost: $2,147,600,000)			2,147,600,000
U.S. Government & Agency Obligations 27.9%
Federal Home Loan Banks Discount Notes 02/01/16	0.120%	100,000,000	99,999,000
02/03/16	0.140%	100,000,000	99,998,139
02/04/16	0.230%	100,000,000	99,996,250
02/05/16	0.160%	154,900,000	154,895,178
02/09/16	0.190%	100,000,000	99,994,167
02/10/16	0.310%	100,000,000	99,989,917
02/11/16	0.220%	100,000,000	99,992,333
02/12/16	0.310%	50,000,000	49,994,042
02/16/16	0.270%	50,000,000	49,993,389
02/17/16	0.240%	140,000,000	139,982,600
02/18/16	0.320%	100,000,000	99,982,583
02/19/16	0.390%	100,000,000	99,977,778
02/22/16	0.270%	135,000,000	134,975,850
02/24/16	0.280%	123,170,000	123,145,089
02/26/16	0.280%	214,200,000	214,154,455
03/01/16	0.270%	50,000,000	49,988,375
03/04/16	0.290%	105,901,000	105,871,203
03/09/16	0.300%	245,000,000	244,919,351
03/11/16	0.300%	100,000,000	99,965,833
03/14/16	0.300%	80,000,000	79,970,178
03/16/16	0.300%	140,000,000	139,945,279
03/21/16	0.300%	100,000,000	99,956,792
03/28/16	0.310%	40,000,000	39,980,022
03/30/16	0.370%	143,000,000	142,912,292
04/01/16	0.310%	75,000,000	74,959,528
Federal Home Loan Banks(b) 08/26/16	0.400%	150,000,000	150,000,000
01/13/17	0.580%	50,000,000	50,000,000
Total U.S. Government & Agency Obligations (Cost: $2,945,539,623)			2,945,539,623
Repurchase Agreements 0.9%
Tri-party RBC Capital Markets LLC dated 01/29/16, matures 02/01/16 repurchase price $50,001,208 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,014)	0.290%	50,000,000	50,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA SHORT-TERM CASH FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Repurchase Agreements (continued)

Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (USA) LLC dated 01/29/16, matures 02/01/16 repurchase price $50,001,375 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,078)	0.330%	50,000,000	50,000,000
Total Repurchase Agreements (Cost: $100,000,000)			100,000,000

Asset-Backed Securities — Non-Agency 3.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ABS OTHER 1.1%
CCG Receivables Trust Series 2015-1 Class A1(a) 09/14/16	0.550%	18,264,257	18,264,257
CNH Equipment Trust Series 2015-C Class A1 09/12/16	0.400%	27,909,077	27,909,077
Dell Equipment Finance Trust(a) Series 2015-1 Class A1 04/22/16	0.420%	312,180	312,180
Series 2015-2 Class A1 10/24/16	0.530%	24,228,991	24,228,991
Volvo Financial Equipment LLC Series 2016-1A Class A1(a) 02/15/17	0.750%	42,000,000	42,000,000
Total			112,714,505
CAR LOAN 2.1%
ARI Fleet Lease Trust Series 2015-A Class A1(a) 04/15/16	0.400%	2,146,520	2,146,520
Ally Auto Receivables Trust Series 2015-1 Class A1 08/15/16	0.390%	6,967,898	6,967,898
AmeriCredit Automobile Receivables Series 2016-1 Class A1 02/08/17	0.600%	50,000,000	50,000,000
California Republic Auto Receivables Trust Series 2015-4 Class A1(a) 12/15/16	0.490%	19,163,833	19,163,833

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CarMax Auto Owner Trust Series 2015-3 Class A1 08/15/16	0.400%	6,466,977	6,466,977
CarMax Auto Owner Trust(c)
Series 2016-1 Class A1 02/15/17	0.800%	43,000,000	43,000,000
Enterprise Fleet Financing LLC Series 2015-2 Class A1(a) 07/20/16	0.480%	19,234,885	19,234,885
Hyundai Auto Lease Securitization Trust Series 2016-A Class A1(a)(c) 02/15/17	0.700%	37,000,000	37,000,000
Nissan Auto Receivables Owner Trust Series 2015-B Class A1 08/15/16	0.380%	9,274,535	9,274,535
SMART ABS Trust Series 2015-3US Class A1 10/14/16	0.520%	22,739,378	22,739,378
Wheels SPV 2 LLC Series 2015-1A Class A1(a) 06/20/16	0.400%	9,601,452	9,601,452
Total			225,595,478
Total Asset-Backed Securities — Non-Agency (Cost: $338,309,983)			338,309,983

U.S. Treasury Obligations 8.7%

U.S. Treasury(b) 01/31/16	0.350%	315,000,000	314,999,929
04/30/16	0.374%	200,000,000	200,000,505
10/31/16	0.358%	100,000,000	99,988,934
04/30/17	0.379%	200,000,000	199,918,425
07/31/17	0.382%	100,000,000	99,930,911
Total U.S. Treasury Obligations (Cost: $914,838,704)			914,838,704
Total Investments (Cost: $10,635,263,233)			10,635,263,233
Other Assets & Liabilities, Net			(78,829,138)
Net Assets			10,556,434,095

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA SHORT-TERM CASH FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At January 31, 2016, the value of these securities amounted to $3,488,224,969 or 33.04% of net assets.

(b)  Variable rate security.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA SHORT-TERM CASH FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Asset-Backed Commercial Paper	—	1,139,087,303	—	1,139,087,303
Commercial Paper	—	3,049,887,620	—	3,049,887,620
Certificates of Deposit	—	2,147,600,000	—	2,147,600,000
U.S. Government & Agency Obligations	—	2,945,539,623	—	2,945,539,623
Repurchase Agreements	—	100,000,000	—	100,000,000
Asset-Backed Securities — Non-Agency	—	338,309,983	—	338,309,983
U.S. Treasury Obligations	—	914,838,704	—	914,838,704
Total Investments	—	10,635,263,233	—	10,635,263,233

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA SHORT-TERM CASH FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $10,535,263,233)	$10,535,263,233
Repurchase agreements (identified cost $100,000,000)	100,000,000
Total investments (identified cost $10,635,263,233)	10,635,263,233
Cash	62,111
Receivable for:
Capital shares sold	2,982,522
Interest	1,062,499
Prepaid expenses	22,305
Total assets	10,639,392,670
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	80,000,000
Dividend distributions to shareholders	2,775,094
Compensation of board members	119,637
Other expenses	63,844
Total liabilities	82,958,575
Net assets applicable to outstanding capital stock	$10,556,434,095
Represented by
Paid-in capital	$10,556,566,876
Excess of distributions over net investment income	(88,197)
Accumulated net realized loss	(44,584)
Total — representing net assets applicable to outstanding capital stock	$10,556,434,095
Shares outstanding	10,556,566,865
Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA SHORT-TERM CASH FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income
Income:
Interest	$11,107,903
Total income	11,107,903
Expenses:
Compensation of board members	67,594
Custodian fees	41,778
Shareholder reports and communication	10,313
Audit fees	11,387
Legal fees	42,686
Fidelity and surety fees	26,479
Miscellaneous expenses	15,686
Commitment fees for bank credit facility	30,606
Total expenses	246,529
Net investment income	10,861,374
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(259)
Net realized loss	(259)
Net realized and unrealized loss	(259)
Net increase in net assets resulting from operations	$10,861,115

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA SHORT-TERM CASH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations
Net investment income	$10,861,374	$11,522,817
Net realized gain (loss)	(259)	22,748
Net increase in net assets resulting from operations	10,861,115	11,545,565
Distributions to shareholders
Net investment income	(10,933,630)	(11,537,132)
Total distributions to shareholders	(10,933,630)	(11,537,132)
Increase (decrease) in net assets from capital stock activity	(783,454,526)	1,821,741,381
Total increase (decrease) in net assets	(783,527,041)	1,821,749,814
Net assets at beginning of period	11,339,961,136	9,518,211,322
Net assets at end of period	$10,556,434,095	$11,339,961,136
Excess of distributions over net investment income	$(88,197)	$(15,941)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA SHORT-TERM CASH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Subscriptions	7,482,375,135	7,482,375,135	20,612,690,701	20,612,690,700
Distributions reinvested	11,141,057	11,141,058	12,326,462	12,326,462
Redemptions	(8,276,970,718)	(8,276,970,719)	(18,803,275,781)	(18,803,275,781)
Total increase (decrease)	(783,454,526)	(783,454,526)	1,821,741,382	1,821,741,381
Total net increase (decrease)	(783,454,526)	(783,454,526)	1,821,741,382	1,821,741,381

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA SHORT-TERM CASH FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share held for the periods shown. Total return assumes reinvestment of all dividends and distributions, if any. Total return is not annualized for periods of less than one year.

	Six Months Ended January 31, 2016		Year Ended July 31,
	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)
Net realized and unrealized gain (loss)	(0.00	)(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	—
Total from investment operations	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)
Less distributions to shareholders from:
Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Total distributions to shareholders	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.10%		0.11%		0.09%		0.14%		0.15%		0.26%
Ratios to average net assets
Total gross expenses	0.00	%(a)	0.00	%(a)	0.00	%(a)	0.00	%(a)	0.00	%(a)(b)	0.00	%(a)
Total net expenses	0.00	%(a)	0.00	%(a)	0.00	%(a)	0.00	%(a)	0.00	%(a)(b)	0.00	%(a)
Net investment income	0.20%		0.11%		0.09%		0.14%		0.15%		0.21%
Supplemental data
Net assets, end of period (in thousands)	$10,556,434		$11,339,961		$9,518,211		$7,594,075		$6,760,419		$4,814,012

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Ratios include line of credit interest expense which is less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA SHORT-TERM CASH FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia Short-Term Cash Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Trust may issue an unlimited number of shares (without par value). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the Securities Act of 1933, as amended.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund's net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Repurchase Agreements

The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Semiannual Report 2016
14

COLUMBIA SHORT-TERM CASH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2016:

	RBC Capital Markets ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	50,000,000	50,000,000	100,000,000
Total Financial and Derivative Net Assets	50,000,000	50,000,000	100,000,000
Total collateral received (pledged)(a)	50,000,000	50,000,000	100,000,000
Net Amount(b)	—	—	—

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income, including amortization of premium and discount, is recognized daily.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Money Market Fund Reform

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to the rules that govern money market funds, which will significantly change the way certain money market funds will be required to operate. These rules provide boards of trustees with the discretion to impose liquidity fees and/or redemption gates for non-government money market funds if portfolio liquidity drops below specified levels and will require institutional prime money market funds to price shares with a floating net asset value. Non-government money market funds will be required to restrict beneficial owners to natural persons if they want to continue to maintain a stable net asset value. Government money market funds will not be required to float their net asset value or make themselves subject to liquidity fees or redemption gates. Money market funds

Semiannual Report 2016
15

COLUMBIA SHORT-TERM CASH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

are required to comply with the liquidity fees, redemption gates and floating net asset value rules by October 14, 2016. After considering the likely effects of the rule changes on the Fund, the Board of Trustees of the Fund considered the likely effects of the rule changes on the Fund and approved a recommendation made by Columbia Management Investment Advisers, LLC (the Investment Manager) to retain the Fund's structure as an institutional prime money market fund. As a result, on or about October 1, 2016, the Fund will begin pricing its shares with a floating net asset value and will be subject to liquidity fees and redemption gates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay an investment management fee for managing its assets, but it may pay taxes, brokerage commissions and nonadvisory expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2016, other expenses paid by the Fund to this company were $10,756.

Transfer Agency Fees

The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $10,635,263,000.

The following capital loss carryforwards, determined as of July 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	8,785
No expiration — short-term	35,540
Total	44,325

Semiannual Report 2016
16

COLUMBIA SHORT-TERM CASH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is disclosed as Commitment fees for bank credit facility in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 6. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 2 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation

Semiannual Report 2016
17

COLUMBIA SHORT-TERM CASH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

(AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
18

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19

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Semiannual Report 2016
20

COLUMBIA SHORT-TERM CASH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
21

Columbia Short-Term Cash Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

SAR224_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA LIMITED DURATION CREDIT FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today’s challenging interest rate environment, it’s still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You’ve worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today’s complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Limited Duration Credit Fund (the Fund) Class A shares returned -3.47% excluding sales charges for the six-month period that ended January 31, 2016.

■	The Fund underperformed its benchmark, the Barclays U.S. 1-5 Year Corporate Index, which returned 0.45% for the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	06/19/03
Excluding sales charges		-3.47	-3.41	1.11	2.96
Including sales charges		-6.36	-6.28	0.50	2.64
Class B	06/19/03
Excluding sales charges		-3.84	-4.04	0.37	2.18
Including sales charges		-8.60	-8.77	0.01	2.18
Class C	06/19/03
Excluding sales charges		-3.84	-4.14	0.36	2.18
Including sales charges		-4.79	-5.08	0.36	2.18
Class I	03/04/04	-3.29	-3.05	1.49	3.33
Class K	06/19/03	-3.43	-3.33	1.19	3.10
Class R4*	02/28/13	-3.35	-3.17	1.26	3.03
Class R5*	11/08/12	-3.31	-3.00	1.35	3.08
Class W*	12/01/06	-3.46	-3.40	1.12	2.94
Class Y*	03/19/13	-3.29	-3.05	1.33	3.07
Class Z*	09/27/10	-3.35	-3.17	1.37	3.09
Barclays U.S. 1-5 Year Corporate Index		0.45	0.63	2.75	4.29

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at January 31, 2016)
A rating	3.3
BBB rating	92.4
BB rating	3.0
B rating	0.4
CCC rating	0.9
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Breakdown (%) (at January 31, 2016)
Corporate Bonds & Notes	95.5
Money Market Funds	4.5
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Tom Murphy, CFA

Timothy Doubek, CFA

Royce Wilson, CFA

Semiannual Report 2016	3

COLUMBIA LIMITED DURATION CREDIT FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	965.30	1,020.74	4.06	4.17	0.83
Class B	1,000.00	1,000.00	961.60	1,017.01	7.71	7.92	1.58
Class C	1,000.00	1,000.00	961.60	1,017.01	7.71	7.92	1.58
Class I	1,000.00	1,000.00	967.10	1,022.58	2.25	2.31	0.46
Class K	1,000.00	1,000.00	965.70	1,021.08	3.71	3.82	0.76
Class R4	1,000.00	1,000.00	966.50	1,021.98	2.84	2.92	0.58
Class R5	1,000.00	1,000.00	966.90	1,022.33	2.49	2.56	0.51
Class W	1,000.00	1,000.00	965.40	1,020.74	4.06	4.17	0.83
Class Y	1,000.00	1,000.00	967.10	1,022.58	2.25	2.31	0.46
Class Z	1,000.00	1,000.00	966.50	1,021.98	2.84	2.92	0.58

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 92.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 4.4%
L-3 Communications Corp.
05/28/17	1.500%	2,675,000	2,653,410
02/15/21	4.950%	25,374,000	26,378,633

Northrop Grumman Corp.
03/15/21	3.500%	10,994,000	11,530,705

Total			40,562,748

CABLE AND SATELLITE 0.5%
DISH DBS Corp.
07/15/17	4.625%	4,451,000	4,540,020

CHEMICALS 0.9%
PQ Corp.(a)
11/01/18	8.750%	8,565,000	7,965,450

ELECTRIC 19.2%
Berkshire Hathaway Energy Co.
11/15/23	3.750%	1,439,000	1,484,772

CMS Energy Corp.
03/15/22	5.050%	16,682,000	18,517,971

DTE Energy Co.(a)
06/15/22	3.300%	12,755,000	13,086,643

Dominion Resources, Inc.
03/15/21	4.450%	23,239,000	25,069,466
09/15/22	2.750%	7,500,000	7,350,788

Duke Energy Corp.
08/15/22	3.050%	12,680,000	12,637,598

Oncor Electric Delivery Co. LLC
09/30/17	5.000%	14,659,000	15,353,309
06/01/19	2.150%	6,650,000	6,562,473

PPL Capital Funding, Inc.
12/01/22	3.500%	25,121,000	25,675,144

PSEG Power LLC
11/15/18	2.450%	3,950,000	3,969,019
09/15/21	4.150%	7,380,000	7,683,931

Progress Energy, Inc.
04/01/22	3.150%	15,737,000	15,833,247

TransAlta Corp.
06/03/17	1.900%	24,850,000	23,310,393

Total			176,534,754

FOOD AND BEVERAGE 7.9%
Anheuser-Busch InBev Finance, Inc.
02/01/21	2.650%	6,005,000	6,041,702

ConAgra Foods, Inc.
01/25/23	3.200%	16,012,000	15,547,732

Grupo Bimbo SAB de CV(a)
01/25/22	4.500%	9,036,000	9,351,664

SABMiller Holdings, Inc.(a)
01/15/22	3.750%	11,858,000	12,291,054

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc.
08/15/19	2.650%	3,105,000	3,128,731

Wm. Wrigley Jr., Co.(a)
10/21/18	2.400%	15,695,000	15,827,984
10/21/19	2.900%	9,877,000	10,061,137

Total			72,250,004

INDEPENDENT ENERGY 9.5%
Antero Resources Corp.
11/01/21	5.375%	8,530,000	7,229,175

Canadian Natural Resources Ltd.
05/15/17	5.700%	2,720,000	2,696,499

Canadian Oil Sands Ltd.(a)
04/01/22	4.500%	11,330,000	10,391,253

Cimarex Energy Co.
05/01/22	5.875%	9,809,000	9,122,370
06/01/24	4.375%	1,012,000	885,915

Concho Resources, Inc.
04/01/23	5.500%	3,220,000	2,920,508

Continental Resources, Inc.
09/15/22	5.000%	20,964,000	14,727,210

EnCana Corp.
11/15/21	3.900%	5,000,000	3,412,000

Marathon Oil Corp.
11/01/22	2.800%	15,375,000	10,525,448

Pioneer Natural Resources Co.
07/15/16	5.875%	3,090,000	3,130,395

Range Resources Corp.
06/01/21	5.750%	2,773,000	2,287,725

Whiting Petroleum Corp.
03/15/21	5.750%	2,605,000	1,634,637

Woodside Finance Ltd.(a)
05/10/21	4.600%	15,095,000	15,262,117
03/05/25	3.650%	3,490,000	3,051,234

Total			87,276,486

LIFE INSURANCE 6.8%
Five Corners Funding Trust(a)
11/15/23	4.419%	35,910,000	37,444,075

MetLife, Inc.
09/15/23	4.368%	9,275,000	9,921,950

TIAA Asset Management Finance Co. LLC(a)
11/01/19	2.950%	15,685,000	15,625,146

Total			62,991,171

MEDIA AND ENTERTAINMENT 6.9%
Scripps Networks Interactive, Inc.
11/15/19	2.750%	9,640,000	9,554,416
06/15/20	2.800%	19,490,000	19,187,749

Sky PLC(a)
11/26/22	3.125%	26,193,000	25,933,689

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thomson Reuters Corp.
10/15/19	4.700%	7,960,000	8,514,812

Total			63,190,666

METALS 0.8%
Barrick Gold Corp.
05/01/23	4.100%	6,194,000	5,324,480

Teck Resources Ltd.
02/01/43	5.400%	3,956,000	1,780,200

Total			7,104,680

MIDSTREAM 13.5%
Columbia Pipeline Group, Inc.(a)
06/01/20	3.300%	11,560,000	10,960,452

Kinder Morgan Energy Partners LP
09/01/22	3.950%	25,262,000	22,127,567
02/15/23	3.450%	8,687,000	7,229,408

Northwest Pipeline LLC
06/15/16	7.000%	7,241,000	7,358,645
04/15/17	5.950%	13,565,000	13,360,182

Panhandle Eastern Pipeline Co. LP
11/01/17	6.200%	10,533,000	11,112,568

Plains All American Pipeline LP/Finance Corp.
06/01/22	3.650%	16,875,000	14,729,664
10/15/23	3.850%	4,344,000	3,640,676

Southern Natural Gas Co. LLC/Issuing Corp.
06/15/21	4.400%	15,048,000	13,883,496

Southern Natural Gas Co. LLC(a)
04/01/17	5.900%	9,160,000	9,292,197

Transcontinental Gas Pipe Line Co. LLC
04/15/16	6.400%	6,102,000	6,159,206

Williams Partners LP
03/15/22	3.600%	5,820,000	4,249,962

Total			124,104,023

NATURAL GAS 3.2%
CenterPoint Energy Resources Corp.
11/01/17	6.125%	9,069,000	9,661,986

Sempra Energy
10/01/22	2.875%	20,177,000	19,398,450

Total			29,060,436

OIL FIELD SERVICES 1.8%
Noble Holding International Ltd.
03/15/22	3.950%	24,058,000	12,209,435

Weatherford International Ltd.
02/15/16	5.500%	4,710,000	4,703,437

Total			16,912,872

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PROPERTY & CASUALTY 4.1%
Alleghany Corp.
06/27/22	4.950%	3,789,000	4,128,536

CNA Financial Corp.
08/15/20	5.875%	6,380,000	7,130,307
08/15/21	5.750%	2,735,000	3,073,618

Liberty Mutual Group, Inc.(a)
06/01/21	5.000%	11,265,000	12,171,945
06/15/23	4.250%	10,538,000	10,827,310

Total			37,331,716

REFINING 0.5%
Marathon Petroleum Corp.
03/01/21	5.125%	4,995,000	5,101,094

RESTAURANTS 0.4%
Yum! Brands, Inc.
11/01/43	5.350%	4,448,000	3,291,520

TECHNOLOGY 0.8%
Hewlett Packard Enterprise Co.(a)
10/15/20	3.600%	7,810,000	7,830,134

TRANSPORTATION SERVICES 2.1%
ERAC U.S.A. Finance LLC(a)
10/15/17	6.375%	4,480,000	4,796,042
08/16/21	4.500%	8,120,000	8,700,133
10/15/22	3.300%	5,680,000	5,644,074

Total			19,140,249

WIRELESS 3.8%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	21,587,000	21,687,380

Rogers Communications, Inc.
03/15/23	3.000%	13,444,000	13,292,150

Total			34,979,530

WIRELINES 5.8%
AT&T, Inc.
06/30/22	3.000%	26,815,000	26,300,152

Verizon Communications, Inc.
11/01/21	3.500%	7,760,000	7,998,108
11/01/22	2.450%	20,025,000	19,180,626

Total			53,478,886

Total Corporate Bonds & Notes
(Cost: $896,802,195)			853,646,439

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Money Market Funds 4.4%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.360%(b)(c)	40,245,225	40,245,225

Total Money Market Funds
(Cost: $40,245,225)		40,245,225

Total Investments
(Cost: $937,047,420)		893,891,664

Other Assets & Liabilities, Net		24,817,571

Net Assets		918,709,235

At January 31, 2016, cash totaling $4,127,714 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	467	USD	56,353,766	03/2016	1,087,662	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(3,078)	USD	(398,841,469)	03/2016	—	(10,410,557)
US 2YR NOTE	(62)	USD	(13,554,750)	03/2016	—	(66,661)

Total			(412,396,219)		—	(10,477,218)

Notes to Portfolio of Investments

(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $246,513,733 or 26.83% of net assets.

(b)	The rate shown is the seven-day current annualized yield at January 31, 2016.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,894,340	296,463,123	(286,112,238)	40,245,225	49,864	40,245,225

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Corporate Bonds & Notes	—	853,646,439	—	853,646,439

Money Market Funds	—	40,245,225	—	40,245,225

Total Investments	—	893,891,664	—	893,891,664

Derivatives

Assets

Futures Contracts	1,087,662	—	—	1,087,662

Liabilities

Futures Contracts	(10,477,218)	—	—	(10,477,218)

Total	(9,389,556)	893,891,664	—	884,502,108

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	29,894,340	29,894,340	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA LIMITED DURATION CREDIT FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $896,802,195)	$853,646,439

Affiliated issuers (identified cost $40,245,225)	40,245,225

Total investments (identified cost $937,047,420)	893,891,664

Cash	1

Margin deposits	4,127,714

Receivable for:

Investments sold	15,698,874

Capital shares sold	2,261,010

Dividends	15,391

Interest	9,309,089

Variation margin	149,586

Expense reimbursement due from Investment Manager	1,362

Prepaid expenses	3,514

Other assets	4,942

Total assets	925,463,147

Liabilities

Payable for:

Capital shares purchased	2,740,462

Dividend distributions to shareholders	2,027,116

Variation margin	1,760,050

Investment management fees	10,737

Distribution and/or service fees	4,990

Transfer agent fees	99,673

Plan administration fees	1

Compensation of board members	53,974

Other expenses	56,909

Total liabilities	6,753,912

Net assets applicable to outstanding capital stock	$918,709,235

Represented by

Paid-in capital	$987,188,862

Undistributed net investment income	120,679

Accumulated net realized loss	(16,054,994)

Unrealized appreciation (depreciation) on:

Investments	(43,155,756)

Futures contracts	(9,389,556)

Total — representing net assets applicable to outstanding capital stock	$918,709,235

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A

Net assets	$440,242,074

Shares outstanding	47,598,362

Net asset value per share	$9.25

Maximum offering price per share(a)	$9.54

Class B

Net assets	$675,760

Shares outstanding	73,082

Net asset value per share	$9.25

Class C

Net assets	$55,907,509

Shares outstanding	6,047,708

Net asset value per share	$9.24

Class I

Net assets	$159,194,704

Shares outstanding	17,208,508

Net asset value per share	$9.25

Class K

Net assets	$101,788

Shares outstanding	10,980

Net asset value per share	$9.27

Class R4

Net assets	$44,485,844

Shares outstanding	4,809,193

Net asset value per share	$9.25

Class R5

Net assets	$61,228,100

Shares outstanding	6,615,650

Net asset value per share	$9.26

Class W

Net assets	$62,971,002

Shares outstanding	6,799,924

Net asset value per share	$9.26

Class Y

Net assets	$2,890,391

Shares outstanding	312,382

Net asset value per share	$9.25

Class Z

Net assets	$91,012,063

Shares outstanding	9,836,618

Net asset value per share	$9.25

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA LIMITED DURATION CREDIT FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$49,864

Interest	16,136,495

Total income	16,186,359

Expenses:

Investment management fees	2,184,826

Distribution and/or service fees

Class A	618,278

Class B	4,590

Class C	307,437

Class W	83,480

Transfer agent fees

Class A	420,137

Class B	773

Class C	52,232

Class K	26

Class R4	40,816

Class R5	15,485

Class W	56,691

Class Z	97,598

Plan administration fees

Class K	130

Compensation of board members	9,390

Custodian fees	10,566

Printing and postage fees	55,518

Registration fees	72,075

Audit fees	14,805

Legal fees	6,844

Other	14,575

Total expenses	4,066,272

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(220,295)

Total net expenses	3,845,977

Net investment income	12,340,382

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(4,358,127)

Futures contracts	(2,118,035)

Net realized loss	(6,476,162)

Net change in unrealized appreciation (depreciation) on:

Investments	(33,253,176)

Futures contracts	(7,296,398)

Net change in unrealized depreciation	(40,549,574)

Net realized and unrealized loss	(47,025,736)

Net decrease in net assets from operations	$(34,685,354)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations

Net investment income	$12,340,382	$22,891,184

Net realized loss	(6,476,162)	(6,428,844)

Net change in unrealized depreciation	(40,549,574)	(27,744,543)

Net decrease in net assets resulting from operations	(34,685,354)	(11,282,203)

Distributions to shareholders

Net investment income

Class A	(6,003,010)	(11,400,136)

Class B	(7,498)	(24,632)

Class C	(515,031)	(851,933)

Class I	(2,400,582)	(3,598,437)

Class K	(1,305)	(2,214)

Class R4	(644,717)	(584,024)

Class R5	(858,161)	(848,633)

Class W	(814,365)	(2,853,540)

Class Y	(41,377)	(42,072)

Class Z	(1,542,545)	(2,309,893)

Net realized gains

Class A	—	(639,325)

Class B	—	(2,331)

Class C	—	(74,133)

Class I	—	(124,262)

Class K	—	(112)

Class R4	—	(11,741)

Class R5	—	(38,434)

Class W	—	(208,653)

Class Y	—	(10)

Class Z	—	(110,233)

Total distributions to shareholders	(12,828,591)	(23,724,748)

Increase (decrease) in net assets from capital stock activity	(170,148,636)	1,754,625

Total decrease in net assets	(217,662,581)	(33,252,326)

Net assets at beginning of period	1,136,371,816	1,169,624,142

Net assets at end of period	$918,709,235	$1,136,371,816

Undistributed net investment income	$120,679	$608,888

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA LIMITED DURATION CREDIT FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	3,375,111	32,162,432	18,652,771	184,603,729

Distributions reinvested	612,598	5,819,055	1,186,045	11,675,608

Redemptions	(11,925,200)	(113,577,172)	(27,493,721)	(270,877,827)

Net decrease	(7,937,491)	(75,595,685)	(7,654,905)	(74,598,490)

Class B shares

Subscriptions	798	7,530	16,438	162,257

Distributions reinvested	774	7,358	2,700	26,590

Redemptions(a)	(65,632)	(628,374)	(197,110)	(1,942,731)

Net decrease	(64,060)	(613,486)	(177,972)	(1,753,884)

Class C shares

Subscriptions	221,388	2,109,437	1,496,443	14,755,413

Distributions reinvested	49,234	467,185	85,152	837,308

Redemptions	(1,127,362)	(10,755,213)	(2,600,063)	(25,588,433)

Net decrease	(856,740)	(8,178,591)	(1,018,468)	(9,995,712)

Class I shares

Subscriptions	34,467	329,357	5,788,653	56,679,226

Distributions reinvested	252,738	2,400,447	377,875	3,717,296

Redemptions	(1,330,826)	(12,564,512)	(3,928,930)	(39,107,990)

Net increase (decrease)	(1,043,621)	(9,834,708)	2,237,598	21,288,532

Class K shares

Distributions reinvested	124	1,185	215	2,123

Redemptions	—	—	(1,088)	(10,723)

Net increase (decrease)	124	1,185	(873)	(8,600)

Class R4 shares

Subscriptions	563,245	5,383,128	5,808,780	57,209,235

Distributions reinvested	67,859	644,588	60,700	595,501

Redemptions	(838,001)	(7,952,953)	(1,454,014)	(14,293,413)

Net increase (decrease)	(206,897)	(1,925,237)	4,415,466	43,511,323

Class R5 shares

Subscriptions	2,266,794	21,571,433	4,512,550	44,313,206

Distributions reinvested	90,302	858,029	89,996	885,832

Redemptions	(1,732,893)	(16,518,603)	(2,221,484)	(21,882,956)

Net increase	624,203	5,910,859	2,381,062	23,316,082

Class W shares

Subscriptions	468,872	4,479,060	15,635,125	155,674,327

Distributions reinvested	85,633	814,249	310,595	3,061,997

Redemptions	(5,173,508)	(50,036,946)	(19,067,241)	(188,657,858)

Net decrease	(4,619,003)	(44,743,637)	(3,121,521)	(29,921,534)

Class Y shares

Subscriptions	40,194	384,547	379,893	3,726,787

Distributions reinvested	4,342	41,242	4,269	41,847

Redemptions	(35,238)	(337,819)	(82,087)	(805,471)

Net increase	9,298	87,970	302,075	2,963,163

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class Z shares

Subscriptions	3,688,385	35,419,116	11,240,647	110,735,709

Distributions reinvested	86,851	825,933	171,918	1,692,902

Redemptions	(7,505,042)	(71,502,355)	(8,674,415)	(85,474,866)

Net increase (decrease)	(3,729,806)	(35,257,306)	2,738,150	26,953,745

Total net increase (decrease)	(17,823,993)	(170,148,636)	100,612	1,754,625

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA LIMITED DURATION CREDIT FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended January 31, 2016		Year Ended July 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.70		$9.99		$10.04		$10.15		$10.10		$9.94

Income from investment operations:

Net investment income	0.11		0.19		0.16		0.16		0.25		0.31

Net realized and unrealized gain (loss)	(0.44)		(0.28)		0.11		0.05		0.03		0.17

Total from investment operations	(0.33)		(0.09)		0.27		0.21		0.28		0.48

Less distributions to shareholders:

Net investment income	(0.12)		(0.19)		(0.22)		(0.16)		(0.23)		(0.32)

Net realized gains	—		(0.01)		(0.10)		(0.16)		—		—

Total distributions to shareholders	(0.12)		(0.20)		(0.32)		(0.32)		(0.23)		(0.32)

Net asset value, end of period	$9.25		$9.70		$9.99		$10.04		$10.15		$10.10

Total return	(3.47%)		(0.96%)		2.78%		2.11%		2.87%		4.87%

Ratios to average net assets(a)

Total gross expenses	0.88	%(b)	0.86%		0.87%		0.86%		0.88%		0.94%

Total net expenses(c)	0.83	%(b)	0.83	%(d)	0.84	%(d)	0.85	%(d)	0.84	%(d)	0.86%

Net investment income	2.34	%(b)	1.92%		1.55%		1.56%		2.45%		3.11%

Supplemental data

Net assets, end of period (in thousands)	$440,242		$538,661		$631,359		$645,559		$624,738		$516,916

Portfolio turnover	18%		68%		93%		87%		106%		113%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.70		$9.99		$10.04		$10.14		$10.10		$9.94

Income from investment operations:

Net investment income	0.08		0.11		0.08		0.08		0.17		0.24

Net realized and unrealized gain (loss)	(0.45)		(0.28)		0.12		0.07		0.03		0.17

Total from investment operations	(0.37)		(0.17)		0.20		0.15		0.20		0.41

Less distributions to shareholders:

Net investment income	(0.08)		(0.11)		(0.15)		(0.09)		(0.16)		(0.25)

Net realized gains	—		(0.01)		(0.10)		(0.16)		—		—

Total distributions to shareholders	(0.08)		(0.12)		(0.25)		(0.25)		(0.16)		(0.25)

Net asset value, end of period	$9.25		$9.70		$9.99		$10.04		$10.14		$10.10

Total return	(3.84%)		(1.70%)		2.01%		1.45%		1.99%		4.08%

Ratios to average net assets(a)

Total gross expenses	1.63	%(b)	1.61%		1.61%		1.61%		1.63%		1.69%

Total net expenses(c)	1.58	%(b)	1.58	%(d)	1.59	%(d)	1.60	%(d)	1.60	%(d)	1.61%

Net investment income	1.57	%(b)	1.14%		0.81%		0.81%		1.70%		2.36%

Supplemental data

Net assets, end of period (in thousands)	$676		$1,330		$3,147		$5,108		$6,385		$8,756

Portfolio turnover	18%		68%		93%		87%		106%		113%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA LIMITED DURATION CREDIT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.69		$9.99		$10.04		$10.14		$10.10		$9.94

Income from investment operations:

Net investment income	0.08		0.12		0.08		0.08		0.17		0.23

Net realized and unrealized gain (loss)	(0.45)		(0.30)		0.12		0.07		0.03		0.18

Total from investment operations	(0.37)		(0.18)		0.20		0.15		0.20		0.41

Less distributions to shareholders:

Net investment income	(0.08)		(0.11)		(0.15)		(0.09)		(0.16)		(0.25)

Net realized gains	—		(0.01)		(0.10)		(0.16)		—		—

Total distributions to shareholders	(0.08)		(0.12)		(0.25)		(0.25)		(0.16)		(0.25)

Net asset value, end of period	$9.24		$9.69		$9.99		$10.04		$10.14		$10.10

Total return	(3.84%)		(1.80%)		2.01%		1.45%		2.00%		4.09%

Ratios to average net assets(a)

Total gross expenses	1.64	%(b)	1.61%		1.62%		1.61%		1.63%		1.69%

Total net expenses(c)	1.58	%(b)	1.58	%(d)	1.59	%(d)	1.60	%(d)	1.59	%(d)	1.61%

Net investment income	1.59	%(b)	1.17%		0.81%		0.81%		1.70%		2.34%

Supplemental data

Net assets, end of period (in thousands)	$55,908		$66,931		$79,115		$91,079		$90,079		$72,019

Portfolio turnover	18%		68%		93%		87%		106%		113%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class I	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$9.70		$9.99	$10.05	$10.15	$10.11	$9.94

Income from investment operations:

Net investment income	0.13		0.23	0.19	0.20	0.28	0.34

Net realized and unrealized gain (loss)	(0.45)		(0.29)	0.11	0.06	0.03	0.19

Total from investment operations	(0.32)		(0.06)	0.30	0.26	0.31	0.53

Less distributions to shareholders:

Net investment income	(0.13)		(0.22)	(0.26)	(0.20)	(0.27)	(0.36)

Net realized gains	—		(0.01)	(0.10)	(0.16)	—	—

Total distributions to shareholders	(0.13)		(0.23)	(0.36)	(0.36)	(0.27)	(0.36)

Net asset value, end of period	$9.25		$9.70	$9.99	$10.05	$10.15	$10.11

Total return	(3.29%)		(0.59%)	3.06%	2.60%	3.17%	5.34%

Ratios to average net assets(a)

Total gross expenses	0.46	%(b)	0.46%	0.46%	0.47%	0.46%	0.58%

Total net expenses(c)	0.46	%(b)	0.46%	0.46%	0.47%	0.46%	0.52%

Net investment income	2.71	%(b)	2.31%	1.93%	1.94%	2.83%	3.41%

Supplemental data

Net assets, end of period (in thousands)	$159,195		$177,071	$160,050	$220,958	$207,343	$216,337

Portfolio turnover	18%		68%	93%	87%	106%	113%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA LIMITED DURATION CREDIT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class K	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$9.72		$10.01	$10.07	$10.17	$10.13	$9.97

Income from investment operations:

Net investment income	0.11		0.20	0.16	0.18	0.26	0.32

Net realized and unrealized gain (loss)	(0.44)		(0.29)	0.11	0.05	0.02	0.17

Total from investment operations	(0.33)		(0.09)	0.27	0.23	0.28	0.49

Less distributions to shareholders:

Net investment income	(0.12)		(0.19)	(0.23)	(0.17)	(0.24)	(0.33)

Net realized gains	—		(0.01)	(0.10)	(0.16)	—	—

Total distributions to shareholders	(0.12)		(0.20)	(0.33)	(0.33)	(0.24)	(0.33)

Net asset value, end of period	$9.27		$9.72	$10.01	$10.07	$10.17	$10.13

Total return	(3.43%)		(0.88%)	2.76%	2.29%	2.87%	4.92%

Ratios to average net assets(a)

Total gross expenses	0.76	%(b)	0.76%	0.76%	0.76%	0.76%	0.89%

Total net expenses(c)	0.76	%(b)	0.76%	0.76%	0.76%	0.76%	0.82%

Net investment income	2.41	%(b)	1.99%	1.63%	1.72%	2.54%	3.16%

Supplemental data

Net assets, end of period (in thousands)	$102		$106	$117	$108	$455	$575

Portfolio turnover	18%		68%	93%	87%	106%	113%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.70		$9.99		$10.04		$10.12

Income from investment operations:

Net investment income	0.12		0.22		0.18		0.07

Net realized and unrealized gain (loss)	(0.44)		(0.29)		0.12		(0.08	)(b)

Total from investment operations	(0.32)		(0.07)		0.30		(0.01)

Less distributions to shareholders:

Net investment income	(0.13)		(0.21)		(0.25)		(0.07)

Net realized gains	—		(0.01)		(0.10)		—

Total distributions to shareholders	(0.13)		(0.22)		(0.35)		(0.07)

Net asset value, end of period	$9.25		$9.70		$9.99		$10.04

Total return	(3.35%)		(0.71%)		3.04%		(0.07%)

Ratios to average net assets(c)

Total gross expenses	0.63	%(d)	0.61%		0.62%		0.62	%(d)

Total net expenses(e)	0.58	%(d)	0.58	%(f)	0.59	%(f)	0.60	%(d)(f)

Net investment income	2.59	%(d)	2.27%		1.80%		1.76	%(d)

Supplemental data

Net assets, end of period (in thousands)	$44,486		$48,659		$6,000		$2,270

Portfolio turnover	18%		68%		93%		87%

Notes to Financial Highlights

(a)	Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA LIMITED DURATION CREDIT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.71		$10.00	$10.05	$10.30

Income from investment operations:

Net investment income	0.13		0.22	0.18	0.14

Net realized and unrealized gain (loss)	(0.45)		(0.28)	0.13	(0.10	)(b)

Total from investment operations	(0.32)		(0.06)	0.31	0.04

Less distributions to shareholders:

Net investment income	(0.13)		(0.22)	(0.26)	(0.13)

Net realized gains	—		(0.01)	(0.10)	(0.16)

Total distributions to shareholders	(0.13)		(0.23)	(0.36)	(0.29)

Net asset value, end of period	$9.26		$9.71	$10.00	$10.05

Total return	(3.31%)		(0.63%)	3.12%	0.44%

Ratios to average net assets(c)

Total gross expenses	0.51	%(d)	0.51%	0.51%	0.55	%(d)

Total net expenses(e)	0.51	%(d)	0.51%	0.51%	0.54	%(d)

Net investment income	2.66	%(d)	2.26%	1.84%	1.99	%(d)

Supplemental data

Net assets, end of period (in thousands)	$61,228		$58,152	$36,091	$1,983

Portfolio turnover	18%		68%	93%	87%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class W	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.71		$10.01		$10.06		$10.16		$10.12		$9.95

Income from investment operations:

Net investment income	0.11		0.19		0.15		0.16		0.25		0.26

Net realized and unrealized gain (loss)	(0.44)		(0.29)		0.12		0.06		0.03		0.23

Total from investment operations	(0.33)		(0.10)		0.27		0.22		0.28		0.49

Less distributions to shareholders:

Net investment income	(0.12)		(0.19)		(0.22)		(0.16)		(0.24)		(0.32)

Net realized gains	—		(0.01)		(0.10)		(0.16)		—		—

Total distributions to shareholders	(0.12)		(0.20)		(0.32)		(0.32)		(0.24)		(0.32)

Net asset value, end of period	$9.26		$9.71		$10.01		$10.06		$10.16		$10.12

Total return	(3.46%)		(1.05%)		2.77%		2.21%		2.78%		4.97%

Ratios to average net assets(a)

Total gross expenses	0.89	%(b)	0.86%		0.87%		0.86%		0.88%		0.89%

Total net expenses(c)	0.83	%(b)	0.83	%(d)	0.83	%(d)	0.85	%(d)	0.84	%(d)	0.86%

Net investment income	2.35	%(b)	1.92%		1.50%		1.61%		2.45%		2.64%

Supplemental data

Net assets, end of period (in thousands)	$62,971		$110,891		$145,507		$9,498		$15,593		$12,353

Portfolio turnover	18%		68%		93%		87%		106%		113%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

COLUMBIA LIMITED DURATION CREDIT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class Y	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.70		$10.00	$10.05	$10.13

Income from investment operations:

Net investment income	0.13		0.24	0.19	0.07

Net realized and unrealized gain (loss)	(0.45)		(0.31)	0.12	(0.08	)(b)

Total from investment operations	(0.32)		(0.07)	0.31	(0.01)

Less distributions to shareholders:

Net investment income	(0.13)		(0.22)	(0.26)	(0.07)

Net realized gains	—		(0.01)	(0.10)	—

Total distributions to shareholders	(0.13)		(0.23)	(0.36)	(0.07)

Net asset value, end of period	$9.25		$9.70	$10.00	$10.05

Total return	(3.29%)		(0.69%)	3.16%	(0.14%)

Ratios to average net assets(c)

Total gross expenses	0.46	%(d)	0.47%	0.46%	0.44	%(d)

Total net expenses(e)	0.46	%(d)	0.46%	0.46%	0.44	%(d)

Net investment income	2.71	%(d)	2.44%	1.87%	1.81	%(d)

Supplemental data

Net assets, end of period (in thousands)	$2,890		$2,941	$10	$2

Portfolio turnover	18%		68%	93%	87%

Notes to Financial Highlights

(a)	Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.70		$9.99		$10.05		$10.15		$10.11		$10.05

Income from investment operations:

Net investment income	0.12		0.21		0.18		0.18		0.27		0.25

Net realized and unrealized gain (loss)	(0.44)		(0.28)		0.11		0.07		0.03		0.09

Total from investment operations	(0.32)		(0.07)		0.29		0.25		0.30		0.34

Less distributions to shareholders:

Net investment income	(0.13)		(0.21)		(0.25)		(0.19)		(0.26)		(0.28)

Net realized gains	—		(0.01)		(0.10)		(0.16)		—		—

Total distributions to shareholders	(0.13)		(0.22)		(0.35)		(0.35)		(0.26)		(0.28)

Net asset value, end of period	$9.25		$9.70		$9.99		$10.05		$10.15		$10.11

Total return	(3.35%)		(0.71%)		2.93%		2.46%		3.05%		3.49%

Ratios to average net assets(b)

Total gross expenses	0.63	%(c)	0.61%		0.62%		0.61%		0.63%		0.67	%(c)

Total net expenses(d)	0.58	%(c)	0.58	%(e)	0.59	%(e)	0.60	%(e)	0.59	%(e)	0.61	%(c)

Net investment income	2.58	%(c)	2.17%		1.81%		1.80%		2.69%		3.01	%(c)

Supplemental data

Net assets, end of period (in thousands)	$91,012		$131,631		$108,228		$98,123		$97,765		$29,799

Portfolio turnover	18%		68%		93%		87%		106%		113%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

COLUMBIA LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia Limited Duration Credit Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services —Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as

26	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the

Semiannual Report 2016	27

COLUMBIA LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and

28	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,087,662	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	10,477,218	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(2,118,035)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(7,296,398)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	36,980,231
Futures contracts — Short	439,265,001

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2016.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2016	29

COLUMBIA LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.43% of the Fund’s average daily net assets.

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,268,257, and the administrative services fee paid to the Investment Manager was $236,597.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2016, other expenses paid by the Fund to this company were $1,670.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency

30	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended January 31, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R4	0.17
Class R5	0.05
Class W	0.17
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $579,000 and $528,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $73,227 for Class A, $212 for Class B and $2,398 for Class C shares for the six months ended January 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses

Semiannual Report 2016	31

COLUMBIA LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap December 1, 2015 Through November 30, 2016	Voluntary Expense Cap Prior to December 1, 2015
Class A	0.83%	0.83%
Class B	1.58	1.58
Class C	1.58	1.58
Class I	0.46	0.46
Class K	0.76	0.76
Class R4	0.58	0.58
Class R5	0.51	0.51
Class W	0.83	0.83
Class Y	0.46	0.46
Class Z	0.58	0.58

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $937,047,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,128,000
Unrealized depreciation	(48,284,000)
Net unrealized depreciation	$(43,156,000)

The following capital loss carryforwards, determined as of January 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	1,105,806
No expiration — long-term	2,421,211
Total	3,527,017

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $7,637,285 as arising on August 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $175,634,406 and $371,851,764, respectively, for the six months ended January 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of

32	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, affiliated shareholders of record owned 70.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution

Semiannual Report 2016	33

COLUMBIA LIMITED DURATION CREDIT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

34	Semiannual Report 2016

COLUMBIA LIMITED DURATION CREDIT FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	35

Columbia Limited Duration Credit Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR183_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■

Columbia Minnesota Tax-Exempt Fund (the Fund) Class A shares returned 3.41% excluding sales charges for the six-month period that ended January 31, 2016. Class Z shares of the Fund returned 3.35% for the same time period.

■	During the same time period, the Barclays Minnesota Municipal Bond Index returned 3.14% and the broader Barclays Municipal Bond Index returned 3.66%.

Average Annual Total Returns (%) (for period ended January 31, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	08/18/86
Excluding sales charges		3.41	2.98	6.19	4.71
Including sales charges		0.32	-0.04	5.53	4.40
Class B	03/20/95
Excluding sales charges		2.83	2.03	5.40	3.92
Including sales charges		-2.17	-2.94	5.08	3.92
Class C	06/26/00
Excluding sales charges		3.02	2.21	5.40	3.93
Including sales charges		2.02	1.22	5.40	3.93
Class R4*	03/19/13	3.54	3.23	6.36	4.79
Class R5*	12/11/13	3.36	3.25	6.32	4.77
Class Z*	09/27/10	3.35	3.05	6.42	4.83
Barclays Minnesota Municipal Bond Index		3.14	2.52	4.94	4.65
Barclays Municipal Bond Index		3.66	2.71	5.75	4.81

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays Minnesota Municipal Bond Index is a market capitalization-weighted index of Minnesota investment-grade bonds with maturities of one year or more.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016	3

COLUMBIA MINNESOTA TAX-EXEMPT FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Catherine Steinstra

Quality Breakdown (%) (at January 31, 2016)
AAA rating	4.3
AA rating	29.9
A rating	33.1
BBB rating	15.0
BB rating	0.9
Not rated	16.8
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,034.10	1,020.84	4.10	4.07	0.81
Class B	1,000.00	1,000.00	1,028.30	1,017.11	7.87	7.82	1.56
Class C	1,000.00	1,000.00	1,030.20	1,017.11	7.87	7.82	1.56
Class R4	1,000.00	1,000.00	1,035.40	1,022.03	2.88	2.87	0.57
Class R5	1,000.00	1,000.00	1,033.60	1,022.13	2.78	2.77	0.55
Class Z	1,000.00	1,000.00	1,033.50	1,022.08	2.83	2.82	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016	5

COLUMBIA MINNESOTA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 3.7%
Minneapolis-St. Paul Metropolitan Airports Commission Refunding Revenue Bonds Series 2011
01/01/25	5.000%	2,000,000	2,295,060
Subordinated Series 2012B
01/01/30	5.000%	1,000,000	1,147,480
01/01/31	5.000%	750,000	859,718
Subordinated Series 2014A
01/01/34	5.000%	1,000,000	1,156,860
Revenue Bonds Senior Series 2010A
01/01/35	5.000%	6,795,000	7,647,772
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,506,078

Minneapolis-St. Paul Metropolitan Airports Commission(a) Refunding Revenue Bonds Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	2,980,562

Total			18,593,530

ASSISTED LIVING 1.1%
City of Red Wing Refunding Revenue Bonds Deer Crest Project Series 2012A
11/01/32	5.000%	325,000	343,502
11/01/42	5.000%	1,250,000	1,309,488

Dakota County Community Development Agency Revenue Bonds Sanctuary at West St. Paul Project Series 2015
08/01/35	6.000%	4,000,000	4,090,800

Total			5,743,790

HEALTH SERVICES 0.4%
City of Center City Revenue Bonds Hazelden Betty Ford Foundation Project Series 2011
11/01/41	5.000%	1,600,000	1,706,912
Series 2014
11/01/44	5.000%	500,000	563,345

Total			2,270,257

HIGHER EDUCATION 10.8%
Minnesota Higher Education Facilities Authority Refunding Revenue Bonds St. Olaf College 8th Series 2015G
12/01/31	5.000%	740,000	890,427
12/01/32	5.000%	1,000,000	1,196,580
Revenue Bonds Bethel University 6th Series 2007R
05/01/23	5.500%	275,000	282,708
05/01/37	5.500%	6,000,000	6,130,200

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Carleton College 6th Series 2008T
01/01/28	5.000%	3,000,000	3,214,770
College of St. Benedict 7th Series 2011M
03/01/31	5.000%	300,000	327,021
03/01/36	5.125%	275,000	297,985
Series 2008V
03/01/18	5.000%	500,000	536,570
College of St. Scholastica Series 2010H
12/01/30	5.125%	870,000	936,529
12/01/35	5.250%	1,000,000	1,079,090
Series 2011-7J
12/01/40	6.300%	1,800,000	2,017,944
Series 2012
12/01/27	4.250%	350,000	371,203
12/01/32	4.000%	350,000	356,069
Hamline University 7th Series 2010E
10/01/29	5.000%	500,000	542,135
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,167,280
10/01/40	6.000%	4,000,000	4,578,800
St. Catherine University 7th Series 2012Q
10/01/25	5.000%	325,000	371,043
10/01/26	5.000%	280,000	316,333
10/01/27	5.000%	200,000	224,370
10/01/32	5.000%	700,000	770,714
St. John’s University 6th Series 2008U
10/01/28	4.750%	1,000,000	1,082,880
St. Johns University Series 2015-8-1
10/01/31	5.000%	370,000	443,045
10/01/32	5.000%	645,000	766,286
10/01/33	5.000%	350,000	415,159
10/01/34	5.000%	380,000	448,978
University of St. Thomas 6th Series 2008W
10/01/30	6.000%	3,625,000	3,737,520
6th Series 2009X
04/01/39	5.250%	6,000,000	6,278,160
Unrefunded Revenue Bonds College of St. Benedict
Series 2008
03/01/23	4.750%	730,000	766,653
St. Olaf College 6th Series 2007O
10/01/22	5.000%	1,035,000	1,067,261

University of Minnesota Revenue Bonds Series 2009A
04/01/34	5.125%	1,000,000	1,120,980
Series 2011A
12/01/31	5.250%	5,000,000	5,912,900
Series 2011D
12/01/36	5.000%	5,985,000	6,984,914

Total			54,632,507

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
HOSPITAL 18.6%
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	500,000	501,805

City of Glencoe Refunding Revenue Bonds Glencoe Regional Health Services Project Series 2013
04/01/23	4.000%	400,000	430,260
04/01/24	4.000%	745,000	797,955
04/01/26	4.000%	500,000	530,290
04/01/31	4.000%	1,450,000	1,516,105

City of Maple Grove Refunding Revenue Bonds North Memorial Health Care Series 2015
09/01/32	5.000%	1,000,000	1,152,060
09/01/35	4.000%	1,500,000	1,563,090
Revenue Bonds Maple Grove Hospital Corp. Series 2007
05/01/19	5.000%	1,965,000	2,070,855
05/01/20	5.000%	1,000,000	1,052,220
05/01/21	5.000%	1,500,000	1,575,750
05/01/37	5.250%	6,610,000	6,861,444

City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Health Care Facilities Series 2010A
08/15/25	5.250%	1,000,000	1,154,160
08/15/35	5.250%	2,275,000	2,570,340

City of Minneapolis Refunding Revenue Bonds Fairview Health Services Series 2015A
11/15/44	5.000%	4,725,000	5,371,191

City of Northfield Hospital & Skilled Nursing Revenue Bonds Series 2006
11/01/31	5.375%	1,500,000	1,542,300

City of Rochester Revenue Bonds Mayo Clinic Series 2011C
11/15/38	4.500%	2,560,000	2,990,080
Olmsted Medical Center Project Series 2010
07/01/30	5.875%	1,950,000	2,264,652
Series 2013
07/01/24	5.000%	300,000	360,645
07/01/27	5.000%	245,000	288,162
07/01/28	5.000%	225,000	263,302
07/01/33	5.000%	650,000	741,481

City of Shakopee Refunding Revenue Bonds St. Francis Regional Medical Center Series 2014
09/01/34	5.000%	1,000,000	1,146,340

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Cloud Refunding Revenue Bonds CentraCare Health System Series 2014B
05/01/24	5.000%	1,400,000	1,719,732
Revenue Bonds CentraCare Health System Series 2010A
05/01/30	5.125%	5,000,000	5,682,400

City of Winona Refunding Revenue Bonds Winona Health Obligation Group Series 2007
07/01/31	5.150%	2,000,000	2,053,860
Series 2012
07/01/34	5.000%	750,000	812,033

County of Chippewa Revenue Bonds Montevideo Hospital Project Series 2007
03/01/20	5.375%	1,940,000	2,003,322
03/01/21	5.375%	1,045,000	1,077,959

County of Meeker Revenue Bonds Hospital Facilities Memorial Hospital Project Series 2007
11/01/27	5.750%	1,000,000	1,044,890
11/01/37	5.750%	2,250,000	2,349,022

Housing & Redevelopment Authority of The City of St Paul Minnesota Refunding Revenue Bonds HealthEast Care System Project Series 2015
11/15/27	5.000%	2,500,000	2,986,250
11/15/44	5.000%	1,000,000	1,134,970
HealthPartners Obligation Group Series 2015
07/01/33	5.000%	3,000,000	3,521,490
07/01/35	4.000%	5,000,000	5,314,700
Revenue Bonds Allina Health Systems Series 2007A (NPFGC)
11/15/22	5.000%	1,025,000	1,102,633
Series 2009A-1
11/15/29	5.250%	7,000,000	7,921,270
Gillette Children’s Specialty Series 2009
02/01/27	5.000%	7,445,000	8,103,734
02/01/29	5.000%	3,000,000	3,254,850

Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,802,120

Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,775,000	3,786,287

Total			94,416,009

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA MINNESOTA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
JOINT POWER AUTHORITY 11.9%
Central Minnesota Municipal Power Agency Revenue Bonds Brookings-Southeast Twin Cities Transmission Project Series 2012
01/01/19	5.000%	1,925,000	2,129,724
01/01/42	5.000%	1,500,000	1,658,205

Hutchinson Utilities Commission Revenue Bonds Series 2012A
12/01/22	5.000%	250,000	300,807
12/01/25	5.000%	400,000	474,016

Minnesota Municipal Power Agency Refunding Revenue Bonds Series 2014
10/01/32	5.000%	250,000	295,030
10/01/33	5.000%	250,000	294,395
Series 2014A
10/01/35	5.000%	1,000,000	1,169,150
Revenue Bonds Series 2010A
10/01/35	5.250%	7,000,000	7,985,390

Northern Municipal Power Agency Revenue Bonds Series 2007A (AMBAC)
01/01/26	5.000%	3,500,000	3,759,595
Series 2008A
01/01/21	5.000%	3,500,000	3,763,060
Series 2013A
01/01/30	5.000%	340,000	393,482
01/01/31	5.000%	460,000	529,833

Southern Minnesota Municipal Power Agency Refunding Revenue Bonds Series 2015A
01/01/41	5.000%	2,550,000	2,975,289
01/01/46	5.000%	2,000,000	2,314,980
Revenue Bonds
Series 2002A (AMBAC)
01/01/17	5.250%	4,000,000	4,176,480

Southern Minnesota Municipal Power Agency(b) Revenue Bonds Capital Appreciation Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,790,500
01/01/26	0.000%	10,000,000	7,915,400

Western Minnesota Municipal Power Agency Refunding Revenue Bonds Series 2012A
01/01/29	5.000%	1,200,000	1,412,940
01/01/30	5.000%	1,000,000	1,174,650
Series 2015A
01/01/36	5.000%	1,000,000	1,189,420
Revenue Bonds Series 2014A
01/01/40	5.000%	1,000,000	1,148,430
01/01/46	5.000%	9,025,000	10,302,759

Total			60,153,535

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
LOCAL APPROPRIATION 3.4%
Anoka-Hennepin Independent School District No. 11 Certificate of Participation Series 2014A
02/01/34	5.000%	1,700,000	1,981,146

Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,414,400

Goodhue County Education District No. 6051 Certificate of Participation Series 2014
02/01/29	5.000%	1,200,000	1,402,836
02/01/34	5.000%	1,200,000	1,373,352
02/01/39	5.000%	1,300,000	1,460,199

Northeastern Metropolitan Intermediate School District No. 916 Certificate of Participation Series 2015B
02/01/34	5.000%	1,000,000	1,165,390
02/01/42	4.000%	5,250,000	5,423,513

Total			17,220,836

LOCAL GENERAL OBLIGATION 6.0%
Burnsville-Eagan-Savage Independent School District No. 191 Unlimited General Obligation Bonds School Building Series 2015A
02/01/31	4.000%	4,820,000	5,412,185

Centennial Independent School District No. 12(b) Unlimited General Obligation Bonds Series 2015A (School District Credit Enhancement Program)
02/01/32	0.000%	1,225,000	729,291
02/01/33	0.000%	750,000	421,470

City of Willmar Unlimited General Obligation Refunding Bonds Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,168,870

County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	500,000	540,455

County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT(a)
11/01/30	5.000%	2,010,000	2,272,003

Farmington Independent School District No. 192 Unlimited General Obligation Refunding Bonds Series 2015A (School District Credit Enhancement Program)
02/01/26	5.000%	4,155,000	5,101,260

Hermantown Independent School District No. 700 Unlimited General Obligation Bonds School Building Series 2014A
02/01/37	5.000%	4,740,000	5,546,179

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mahtomedi Independent School District No. 832 Unlimited General Obligation Refunding Bonds School Building Series 2014A
02/01/30	5.000%	500,000	612,355
02/01/31	5.000%	1,140,000	1,387,004

Monticello Independent School District No 88 Unlimited General Obligation Bonds School Building Series 2016A (School District Credit Enhancement Program)(c)
02/01/31	4.000%	1,735,000	1,946,514

Monticello Independent School District No 882 Unlimited General Obligation Bonds School Building Series 2016A (School District Credit Enhancement Program)(c)
02/01/30	4.000%	1,000,000	1,130,170

Waconia Independent School District No. 110 Unlimited General Obligation Refunding Bonds Series 2015A
02/01/25	5.000%	3,470,000	4,274,971

Total			30,542,727

MULTI-FAMILY 4.0%
Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A
04/01/27	5.000%	2,500,000	2,663,800

Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,596,720

City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	1,000,000	1,031,430
12/01/30	6.000%	3,000,000	3,107,310

City of Crystal Revenue Bonds Crystal Leased Housing Association Series 2014
06/01/31	5.250%	2,500,000	2,570,325

City of Oak Park Heights Revenue Bonds Housing Oakgreen Commons Project Series 2010
08/01/45	7.000%	2,000,000	2,195,020
Oakgreen Commons Project Memory Series 2013
08/01/43	6.500%	1,000,000	1,092,390

City of St. Anthony Revenue Bonds Multifamily Housing Landings Silver Lake Village Series 2013
12/01/30	6.000%	3,000,000	3,296,340

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northwest Multi-County Housing & Redevelopment Authority Refunding Revenue Bonds Pooled Housing Program Series 2015
07/01/45	5.500%	2,500,000	2,521,075

Total			20,074,410

MUNICIPAL POWER 0.4%
City of Rochester Electric Utility Refunding Revenue Bonds Series 2015E
12/01/27	4.000%	1,000,000	1,151,110
12/01/28	4.000%	950,000	1,080,245

Total			2,231,355

NURSING HOME 4.6%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Senior Series 2011B
11/01/34	6.875%	2,765,000	2,978,458
Series 2011A
11/01/40	7.000%	1,000,000	1,075,200
11/01/46	7.000%	1,000,000	1,073,430

City of Oak Park Heights Refunding Revenue Bonds Boutwells Landing Care Center Series 2013
08/01/25	5.250%	1,480,000	1,621,014

City of Sartell Revenue Bonds Country Manor Campus Series 2010A
09/01/30	6.125%	840,000	858,144
09/01/36	6.250%	925,000	945,147
09/01/42	6.375%	2,435,000	2,488,083

City of Sauk Rapids Refunding Revenue Bonds Good Shepherd Lutheran Home Series 2013
01/01/39	5.125%	2,500,000	2,555,550

Dakota County Community Development Agency Revenue Bonds Ebenezer Ridges Care Center TCU Project Series 2014S
09/01/46	5.000%	2,000,000	2,068,820

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds Episcopal Homes Project Senior Series 2013
05/01/38	5.000%	1,200,000	1,244,988
05/01/48	5.125%	6,250,000	6,505,437

Total			23,414,271

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA MINNESOTA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
OTHER BOND ISSUE 0.3%
Housing & Redevelopment Authority of The City of St Paul Minnesota Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,659,000

OTHER UTILITY 0.3%
St. Paul Port Authority(a) Revenue Bonds Energy Park Utility Co. Project Series 2012 AMT
08/01/28	5.450%	250,000	264,275
08/01/36	5.700%	1,250,000	1,318,725

Total			1,583,000

POOL / BOND BANK 0.8%
City of Minneapolis Limited Tax Revenue Bonds Supported Common Bond Series 2010
12/01/30	6.250%	1,000,000	1,198,110

City of Minneapolis(a) Limited Tax Revenue Bonds Common Bond Fund Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,075,117
06/01/28	5.000%	1,500,000	1,539,225

Total			3,812,452

PREP SCHOOL 5.6%
City of Brooklyn Park Refunding Revenue Bonds Prairie Seeds Academy Project Series 2015
03/01/34	5.000%	1,000,000	1,024,170
03/01/39	5.000%	2,000,000	2,017,360

City of Cologne Revenue Bonds Cologne Academy Charter School Project Series 2014A
07/01/34	5.000%	500,000	523,775
07/01/45	5.000%	2,070,000	2,127,773

City of Deephaven Refunding Revenue Bonds Eagle Ridge Academy Project Series 2015
07/01/50	5.500%	1,500,000	1,550,055

City of Forest Lake Revenue Bonds Lakes International Language Academy Series 2014
08/01/36	5.500%	500,000	542,210
08/01/44	5.750%	1,500,000	1,621,005

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Woodbury Revenue Bonds MSA Building Co. Series 2012A
12/01/32	5.000%	220,000	229,425
12/01/43	5.000%	1,500,000	1,538,310

County of Anoka Revenue Bonds Spectrum Building Co. Series 2012A
06/01/27	5.000%	290,000	305,086
06/01/32	5.000%	300,000	312,033
06/01/43	5.000%	1,000,000	1,023,930
Series 2014A
06/01/47	5.000%	1,600,000	1,633,872

County of Rice Revenue Bonds Shattuck-St. Mary’s School Series 2015A(d)
08/01/22	5.000%	2,500,000	2,692,375

Housing & Redevelopment Authority of The City of St Paul Minnesota Refunding Revenue Bonds Hope Community Academy Project Series 2015A
12/01/43	5.000%	3,000,000	3,042,600
St. Paul Academy & Summit School Series 2007
10/01/24	5.000%	5,000,000	5,322,800
St. Paul Conservatory Series 2013A
03/01/28	4.000%	200,000	200,976
03/01/43	4.625%	1,000,000	1,006,270
Revenue Bonds Nova Classical Academy Series 2011A
09/01/42	6.625%	1,500,000	1,699,605

Total			28,413,630

REFUNDED / ESCROWED 6.2%
City of Minneapolis Prerefunded 08/01/18 Revenue Bonds National Marrow Donor Program Series 2010
08/01/25	4.875%	3,000,000	3,300,270
Prerefunded 11/15/18 Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	6,083,168

City of St. Louis Park Prerefunded 07/01/18 Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/26	5.625%	3,000,000	3,347,310
Prerefunded 07/01/19 Revenue Bonds Park Nicollet Health Services Series 2009
07/01/39	5.750%	6,400,000	7,431,936

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St Paul Minnesota Prerefunded 11/15/16 Revenue Bonds HealthPartners Obligation Group Project Series 2006
05/15/23	5.250%	1,000,000	1,038,610
05/15/26	5.250%	1,000,000	1,038,610
05/15/36	5.250%	9,000,000	9,347,490

Total			31,587,394

RETIREMENT COMMUNITIES 3.4%
City of Blaine Refunding Revenue Bonds Crest View Senior Community Project Series 2015
07/01/50	6.125%	2,500,000	2,640,850

City of Hayward Refunding Revenue Bonds St. John’s Lutheran Home Series 2014
10/01/44	5.375%	2,000,000	2,041,180

City of Moorhead Refunding Revenue Bonds Evercare Senior Living LLC Series 2012
09/01/37	5.125%	1,000,000	1,014,330

City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/27	6.000%	1,250,000	1,303,162
10/01/33	6.000%	3,000,000	3,122,940
10/01/47	6.250%	1,265,000	1,316,764

City of Rochester Revenue Bonds Homestead Rochester, Inc. Project Series 2015
12/01/49	5.000%	2,200,000	2,274,206

Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,531,725

Woodbury Housing & Redevelopment Authority Revenue Bonds St. Therese of Woodbury Series 2014
12/01/49	5.250%	2,000,000	2,092,700

Total			17,337,857

SALES TAX 0.3%
City of St. Paul Revenue Bonds Series 2014G
11/01/32	5.000%	1,250,000	1,468,538

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SINGLE FAMILY 2.3%
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	120,751	122,646
Series 2011A (GNMA)
12/01/27	4.450%	610,000	663,094

Minnesota Housing Finance Agency Revenue Bonds Residential Housing Finance Series 2008A
07/01/23	4.650%	115,000	120,796
Series 2009
01/01/40	5.100%	640,000	671,898
Series 2016 (GNMA/FNMA)
02/01/46	2.950%	8,000,000	8,000,960

Minnesota Housing Finance Agency(a) Revenue Bonds Residential Housing Series 2015E AMT
01/01/46	3.500%	2,000,000	2,125,560

Total			11,704,954

SPECIAL NON PROPERTY TAX 3.9%
City of Lakeville Liquor Revenue Bonds Series 2007
02/01/22	5.000%	175,000	176,829
02/01/27	5.000%	225,000	228,425

County of Hennepin Sales Tax Revenue Bonds 2nd Lien Ballpark Project Series 2008B
12/15/27	4.750%	4,205,000	4,493,841
12/15/29	5.000%	1,825,000	1,962,532

Territory of Guam(e) Revenue Bonds Section 30 Series 2009A
12/01/34	5.750%	3,500,000	3,911,040
Series 2011A
01/01/42	5.125%	1,200,000	1,320,300

Virgin Islands Public Finance Authority(e) Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012A
10/01/32	5.000%	4,000,000	4,326,880
Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2012A
10/01/32	5.000%	2,905,000	3,131,677

Total			19,551,524

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA MINNESOTA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SPECIAL PROPERTY TAX 0.5%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,250,000	2,323,553

STATE APPROPRIATED 6.7%
State of Minnesota Refunding Revenue Bonds Appropriation Series 2012B
03/01/25	5.000%	7,600,000	9,155,568
03/01/28	5.000%	3,000,000	3,576,060
03/01/29	5.000%	4,250,000	5,040,840
Revenue Bonds Appropriation Series 2014A
06/01/38	5.000%	8,880,000	10,237,574

University of Minnesota Revenue Bonds State Supported Biomed Science Research Facilities Series 2013
08/01/38	5.000%	5,000,000	5,769,250

Total			33,779,292

STATE GENERAL OBLIGATION 1.9%
State of Minnesota Unlimited General Obligation Bonds Series 2015A
08/01/30	5.000%	5,000,000	6,233,800
Unrefunded Unlimited General Obligation Bonds Various Purpose Series 2012
08/01/29	4.000%	2,975,000	3,329,858

Total			9,563,658

Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TRANSPORTATION 0.5%
Virgin Islands Public Finance Authority Revenue Bonds Series 2015(d)(e)
09/01/33	5.000%	2,000,000	2,302,320

Total Municipal Bonds
(Cost: $460,321,885)			494,380,399

Floating Rate Notes 0.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Hospitals Clinics VRDN Series 2007A (AGM)(f)
08/15/37	0.020%	1,350,000	1,350,000

Total Floating Rate Notes
(Cost: $1,350,000)			1,350,000

Money Market Funds 2.2%
		Shares	Value ($)
JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.010%(g)		11,093,091	11,093,091

Total Money Market Funds
(Cost: $11,093,091)			11,093,091

Total Investments
(Cost: $472,764,976)			506,823,490

Other Assets & Liabilities, Net			(173,326)

Net Assets			506,650,164

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.

(b)	Zero coupon bond.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $4,994,695 or 0.99% of net assets.

(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2016, the value of these securities amounted to $14,992,217 or 2.96% of net assets.

(f)	Variable rate security.

(g)	The rate shown is the seven-day current annualized yield at January 31, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA MINNESOTA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Municipal Bonds	—	494,380,399	—	494,380,399

Floating Rate Notes	—	1,350,000	—	1,350,000

Money Market Funds	11,093,091	—	—	11,093,091

Total Investments	11,093,091	495,730,399	—	506,823,490

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets

Investments, at value

(identified cost $472,764,976)	$506,823,490

Receivable for:

Investments sold	92,624

Capital shares sold	2,201,282

Interest	5,790,916

Prepaid expenses	2,333

Total assets	514,910,645

Liabilities

Payable for:

Investments purchased	3,316,738

Investments purchased on a delayed delivery basis	3,065,026

Capital shares purchased	381,232

Dividend distributions to shareholders	1,377,334

Investment management fees	6,430

Distribution and/or service fees	4,486

Transfer agent fees	18,898

Compensation of board members	35,527

Other expenses	54,810

Total liabilities	8,260,481

Net assets applicable to outstanding capital stock	$506,650,164

Represented by

Paid-in capital	$472,664,753

Undistributed net investment income	358,061

Accumulated net realized loss	(431,164)

Unrealized appreciation (depreciation) on:

Investments	34,058,514

Total — representing net assets applicable to outstanding capital stock	$506,650,164

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA MINNESOTA TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A

Net assets	$431,207,230

Shares outstanding	76,928,380

Net asset value per share	$5.61

Maximum offering price per share(a)	$5.78

Class B

Net assets	$322,771

Shares outstanding	57,502

Net asset value per share	$5.61

Class C

Net assets	$56,910,834

Shares outstanding	10,151,558

Net asset value per share	$5.61

Class R4

Net assets	$4,310,126

Shares outstanding	769,410

Net asset value per share	$5.60

Class R5

Net assets	$10,449

Shares outstanding	1,866

Net asset value per share	$5.60

Class Z

Net assets	$13,888,754

Shares outstanding	2,479,766

Net asset value per share	$5.60

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income

Income:

Dividends	$1,189

Interest	10,233,949

Total income	10,235,138

Expenses:

Investment management fees	1,119,602

Distribution and/or service fees

Class A	516,797

Class B	1,862

Class C	264,826

Transfer agent fees

Class A	132,841

Class B	120

Class C	17,018

Class R4	688

Class R5	3

Class Z	3,199

Compensation of board members	6,228

Custodian fees	2,421

Printing and postage fees	17,252

Registration fees	15,159

Audit fees	12,391

Legal fees	4,568

Other	9,516

Total expenses	2,124,491

Net investment income	8,110,647

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	1,015,957

Net realized gain	1,015,957

Net change in unrealized appreciation (depreciation) on:

Investments	6,459,706

Net change in unrealized appreciation	6,459,706

Net realized and unrealized gain	7,475,663

Net increase in net assets resulting from operations	$15,586,310

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA MINNESOTA TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations

Net investment income	$8,110,647	$15,718,919

Net realized gain	1,015,957	416,931

Net change in unrealized appreciation	6,459,706	1,420,569

Net increase in net assets resulting from operations	15,586,310	17,556,419

Distributions to shareholders

Net investment income

Class A	(7,211,362)	(14,100,175)

Class B	(5,067)	(17,526)

Class C	(722,337)	(1,282,135)

Class R4	(40,427)	(21,574)

Class R5	(193)	(392)

Class Z	(186,565)	(223,826)

Total distributions to shareholders	(8,165,951)	(15,645,628)

Increase in net assets from capital stock activity	29,721,472	34,282,037

Total increase in net assets	37,141,831	36,192,828

Net assets at beginning of period	469,508,333	433,315,505

Net assets at end of period	$506,650,164	$469,508,333

Undistributed net investment income	$358,061	$413,365

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	5,422,225	30,112,115	8,671,585	48,112,126

Distributions reinvested	1,171,006	6,498,894	2,270,632	12,606,483

Redemptions	(3,809,569)	(21,093,938)	(7,201,083)	(39,912,868)

Net increase	2,783,662	15,517,071	3,741,134	20,805,741

Class B shares

Subscriptions	—	—	6,563	36,505

Distributions reinvested	880	4,886	3,122	17,364

Redemptions(a)	(22,515)	(124,892)	(71,405)	(395,449)

Net decrease	(21,635)	(120,006)	(61,720)	(341,580)

Class C shares

Subscriptions	1,346,073	7,467,865	2,239,048	12,437,789

Distributions reinvested	126,382	701,448	222,625	1,235,851

Redemptions	(479,800)	(2,660,341)	(974,993)	(5,408,015)

Net increase	992,655	5,508,972	1,486,680	8,265,625

Class R4 shares

Subscriptions	628,202	3,476,519	117,228	648,991

Distributions reinvested	7,234	40,235	3,824	21,185

Redemptions	(22,230)	(124,029)	(9,836)	(54,169)

Net increase	613,206	3,392,725	111,216	616,007

Class Z shares

Subscriptions	1,066,682	5,921,171	1,017,695	5,635,940

Distributions reinvested	27,052	150,151	29,655	164,468

Redemptions	(116,989)	(648,612)	(155,868)	(864,164)

Net increase	976,745	5,422,710	891,482	4,936,244

Total net increase	5,344,633	29,721,472	6,168,792	34,282,037

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA MINNESOTA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended August 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$5.52		$5.49		$5.30		$5.63		$5.36		$5.47		$5.16

Income from investment operations:

Net investment income	0.10		0.20		0.20		0.20		0.19		0.21		0.22

Net realized and unrealized gain (loss)	0.09		0.03		0.21		(0.32)		0.31		(0.10)		0.30

Total from investment operations	0.19		0.23		0.41		(0.12)		0.50		0.11		0.52

Less distributions to shareholders:

Net investment income	(0.10)		(0.20)		(0.21)		(0.20)		(0.19)		(0.22)		(0.21)

Net realized gains	—		—		(0.01)		(0.01)		(0.04)		(0.00	)(b)	—

Total distributions to shareholders	(0.10)		(0.20)		(0.22)		(0.21)		(0.23)		(0.22)		(0.21)

Net asset value, end of period	$5.61		$5.52		$5.49		$5.30		$5.63		$5.36		$5.47

Total return	3.41%		4.14%		7.82%		(2.32%)		9.59%		2.09%		10.38%

Ratios to average net assets(c)

Total gross expenses	0.81	%(d)	0.82%		0.83%		0.83%		0.84	%(d)	0.82%		0.82%

Total net expenses(e)	0.81	%(d)	0.82	%(f)	0.83	%(f)	0.82	%(f)	0.79	%(d)(f)	0.79%		0.79%

Net investment income	3.47	%(d)	3.54%		3.79%		3.57%		3.85	%(d)	4.08%		4.08%

Supplemental data

Net assets, end of period (in thousands)	$431,207		$409,338		$386,773		$396,780		$416,684		$372,830		$329,335

Portfolio turnover	8%		9%		12%		14%		8%		22%		21%

Notes to Financial Highlights

(a)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended August 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$5.53		$5.50		$5.30		$5.64		$5.37		$5.48		$5.16

Income from investment operations:

Net investment income	0.08		0.15		0.16		0.16		0.16		0.18		0.18

Net realized and unrealized gain (loss)	0.08		0.03		0.22		(0.34)		0.30		(0.11)		0.31

Total from investment operations	0.16		0.18		0.38		(0.18)		0.46		0.07		0.49

Less distributions to shareholders:

Net investment income	(0.08)		(0.15)		(0.17)		(0.15)		(0.15)		(0.18)		(0.17)

Net realized gains	—		—		(0.01)		(0.01)		(0.04)		(0.00	)(b)	—

Total distributions to shareholders	(0.08)		(0.15)		(0.18)		(0.16)		(0.19)		(0.18)		(0.17)

Net asset value, end of period	$5.61		$5.53		$5.50		$5.30		$5.64		$5.37		$5.48

Total return	2.83%		3.36%		7.21%		(3.22%)		8.82%		1.33%		9.75%

Ratios to average net assets(c)

Total gross expenses	1.56	%(d)	1.57%		1.58%		1.58%		1.59	%(d)	1.58%		1.57%

Total net expenses(e)	1.56	%(d)	1.57	%(f)	1.58	%(f)	1.57	%(f)	1.54	%(d)(f)	1.54%		1.55%

Net investment income	2.72	%(d)	2.78%		3.04%		2.81%		3.09	%(d)	3.32%		3.31%

Supplemental data

Net assets, end of period (in thousands)	$323		$437		$775		$1,207		$1,806		$2,688		$5,768

Portfolio turnover	8%		9%		12%		14%		8%		22%		21%

Notes to Financial Highlights

(a)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA MINNESOTA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended August 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$5.52		$5.49		$5.30		$5.63		$5.36		$5.47		$5.16

Income from investment operations:

Net investment income	0.07		0.15		0.16		0.16		0.16		0.17		0.18

Net realized and unrealized gain (loss)	0.10		0.03		0.21		(0.33)		0.30		(0.10)		0.30

Total from investment operations	0.17		0.18		0.37		(0.17)		0.46		0.07		0.48

Less distributions to shareholders:

Net investment income	(0.08)		(0.15)		(0.17)		(0.15)		(0.15)		(0.18)		(0.17)

Net realized gains	—		—		(0.01)		(0.01)		(0.04)		(0.00	)(b)	—

Total distributions to shareholders	(0.08)		(0.15)		(0.18)		(0.16)		(0.19)		(0.18)		(0.17)

Net asset value, end of period	$5.61		$5.52		$5.49		$5.30		$5.63		$5.36		$5.47

Total return	3.02%		3.37%		7.02%		(3.05%)		8.84%		1.33%		9.56%

Ratios to average net assets(c)

Total gross expenses	1.56	%(d)	1.57%		1.58%		1.58%		1.59	%(d)	1.57%		1.57%

Total net expenses(e)	1.56	%(d)	1.57	%(f)	1.58	%(f)	1.57	%(f)	1.54	%(d)(f)	1.54%		1.54%

Net investment income	2.72	%(d)	2.79%		3.04%		2.81%		3.09	%(d)	3.33%		3.32%

Supplemental data

Net assets, end of period (in thousands)	$56,911		$50,570		$42,153		$39,820		$34,756		$25,068		$20,225

Portfolio turnover	8%		9%		12%		14%		8%		22%		21%

Notes to Financial Highlights

(a)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$5.51		$5.49		$5.29		$5.59

Income from investment operations:

Net investment income	0.10		0.21		0.22		0.08

Net realized and unrealized gain (loss)	0.09		0.02		0.21		(0.30)

Total from investment operations	0.19		0.23		0.43		(0.22)

Less distributions to shareholders:

Net investment income	(0.10)		(0.21)		(0.22)		(0.08)

Net realized gains	—		—		(0.01)		—

Total distributions to shareholders	(0.10)		(0.21)		(0.23)		(0.08)

Net asset value, end of period	$5.60		$5.51		$5.49		$5.29

Total return	3.54%		4.21%		8.32%		(4.02%)

Ratios to average net assets(b)

Total gross expenses	0.57	%(c)	0.57%		0.59%		0.57	%(c)

Total net expenses(d)	0.57	%(c)	0.57	%(e)	0.59	%(e)	0.57	%(c)(e)

Net investment income	3.71	%(c)	3.79%		4.05%		3.94	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,310		$861		$247		$2

Portfolio turnover	8%		9%		12%		14%

Notes to Financial Highlights

(a)	Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

COLUMBIA MINNESOTA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R5	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$5.52		$5.49	$5.27

Income from investment operations:

Net investment income	0.10		0.21	0.14

Net realized and unrealized gain	0.08		0.03	0.22

Total from investment operations	0.18		0.24	0.36

Less distributions to shareholders:

Net investment income	(0.10)		(0.21)	(0.14)

Total distributions to shareholders	(0.10)		(0.21)	(0.14)

Net asset value, end of period	$5.60		$5.52	$5.49

Total return	3.36%		4.42%	6.86%

Ratios to average net assets(b)

Total gross expenses	0.55	%(c)	0.55%	0.54	%(c)

Total net expenses(d)	0.55	%(c)	0.55%	0.54	%(c)

Net investment income	3.74	%(c)	3.81%	4.07	%(c)

Supplemental data

Net assets, end of period (in thousands)	$10		$10	$10

Portfolio turnover	8%		9%	12%

Notes to Financial Highlights

(a)	Based on operations from December 11, 2013 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended August 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$5.52		$5.49		$5.29		$5.62		$5.36		$5.46

Income from investment operations:

Net investment income	0.10		0.21		0.22		0.21		0.21		0.20

Net realized and unrealized gain (loss)	0.08		0.03		0.21		(0.32)		0.30		(0.09)

Total from investment operations	0.18		0.24		0.43		(0.11)		0.51		0.11

Less distributions to shareholders:

Net investment income	(0.10)		(0.21)		(0.22)		(0.21)		(0.21)		(0.21)

Net realized gains	—		—		(0.01)		(0.01)		(0.04)		(0.00	)(c)

Total distributions to shareholders	(0.10)		(0.21)		(0.23)		(0.22)		(0.25)		(0.21)

Net asset value, end of period	$5.60		$5.52		$5.49		$5.29		$5.62		$5.36

Total return	3.35%		4.40%		8.29%		(2.09%)		9.65%		2.22%

Ratios to average net assets(d)

Total gross expenses	0.56	%(e)	0.57%		0.59%		0.58%		0.59	%(e)	0.54	%(e)

Total net expenses(f)	0.56	%(e)	0.57	%(g)	0.59	%(g)	0.57	%(g)	0.54	%(e)(g)	0.54	%(e)

Net investment income	3.72	%(e)	3.80%		4.05%		3.82%		4.09	%(e)	4.25	%(e)

Supplemental data

Net assets, end of period (in thousands)	$13,889		$8,291		$3,357		$2,282		$1,376		$779

Portfolio turnover	8%		9%		12%		14%		8%		22%

Notes to Financial Highlights

(a)	For the period from September 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from August 31 to July 31.

(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

COLUMBIA MINNESOTA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia Minnesota Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

26	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may

Semiannual Report 2016	27

COLUMBIA MINNESOTA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.47% of the Fund’s average daily net assets.

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $634,080, and the administrative services fee paid to the Investment Manager was $107,216.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2016, other expenses paid by the Fund to this company were $1,147.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

28	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.06%
Class B	0.06
Class C	0.06
Class R4	0.06
Class R5	0.05
Class Z	0.06

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At January 31, 2016, the Fund’s total potential future obligation over the life of the Guaranty is $34,812. The liability remaining at January 31, 2016 for non-recurring charges associated with the lease amounted to $24,238 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $106,000 and $331,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $162,933 for Class A, $6 for Class B and $1,569 for Class C shares for the six months ended January 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap December 1, 2015 Through November 30, 2016	Voluntary Expense Cap Prior to December 1, 2015
Class A	0.86%	0.85%
Class B	1.61	1.60
Class C	1.61	1.60
Class R4	0.61	0.60
Class R5	0.62	0.60
Class Z	0.61	0.60

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses

Semiannual Report 2016	29

COLUMBIA MINNESOTA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $472,765,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$34,066,000
Unrealized depreciation	(8,000)
Net unrealized appreciation	$34,058,000

The following capital loss carryforwards, determined as of January 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	513,933

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $60,952,298 and

$37,760,422, respectively, for the six months ended January 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, affiliated shareholders of record owned 81.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

30	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-division of that state, the Fund will be particularly affected by the adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation,

Semiannual Report 2016	31

COLUMBIA MINNESOTA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

32	Semiannual Report 2016

COLUMBIA MINNESOTA TAX-EXEMPT FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	33

Columbia Minnesota Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR199_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA INCOME OPPORTUNITIES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Income Opportunities Fund (the Fund) Class A shares returned -4.85% excluding sales charges for the six-month period that ended January 31, 2016.

■	The Fund outperformed its benchmark, the Bank of America Merrill Lynch (BofAML) BB-B US Cash Pay High Yield Constrained Index, which returned -6.25% during the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	06/19/03
Excluding sales charges		-4.85	-3.47	4.71	6.13
Including sales charges		-9.33	-8.07	3.70	5.61
Class B	06/19/03
Excluding sales charges		-5.11	-4.19	3.95	5.33
Including sales charges		-9.73	-8.77	3.63	5.33
Class C	06/19/03
Excluding sales charges		-5.11	-4.19	4.04	5.38
Including sales charges		-6.04	-5.11	4.04	5.38
Class I	03/04/04	-4.53	-3.04	5.17	6.56
Class K	06/19/03	-4.76	-3.32	4.84	6.32
Class R*	09/27/10	-4.86	-3.70	4.48	5.88
Class R4*	11/08/12	-4.60	-3.19	4.91	6.22
Class R5*	11/08/12	-4.64	-3.08	4.97	6.26
Class W*	09/27/10	-4.75	-3.36	4.74	6.14
Class Y*	03/07/11	-4.53	-3.04	5.16	6.35
Class Z*	09/27/10	-4.61	-3.21	5.00	6.29
BofAML BB-B US Cash Pay High Yield Constrained Index		-6.25	-4.88	4.59	6.18

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The BofAML BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016	3

COLUMBIA INCOME OPPORTUNITIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Brian Lavin, CFA

Portfolio Breakdown (%) (at January 31, 2016)
Common Stocks	0.0	(a)
Convertible Bonds	0.0	(a)
Corporate Bonds & Notes	91.3
Money Market Funds	6.6
Senior Loans	2.1
Warrants	0.0
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Quality Breakdown (%) (at January 31, 2016)
BBB rating	4.9
BB rating	47.6
B rating	39.4
CCC rating	6.2
CC rating	0.1
Not rated	1.8
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	951.50	1,019.54	5.19	5.37	1.07
Class B	1,000.00	1,000.00	948.90	1,015.81	8.82	9.12	1.82
Class C	1,000.00	1,000.00	948.90	1,015.81	8.82	9.12	1.82
Class I	1,000.00	1,000.00	954.70	1,021.68	3.11	3.22	0.64
Class K	1,000.00	1,000.00	952.40	1,020.19	4.56	4.72	0.94
Class R	1,000.00	1,000.00	951.40	1,018.30	6.40	6.62	1.32
Class R4	1,000.00	1,000.00	954.00	1,020.79	3.98	4.12	0.82
Class R5	1,000.00	1,000.00	953.60	1,021.43	3.35	3.47	0.69
Class W	1,000.00	1,000.00	952.50	1,019.54	5.19	5.37	1.07
Class Y	1,000.00	1,000.00	954.70	1,021.68	3.11	3.22	0.64
Class Z	1,000.00	1,000.00	953.90	1,020.79	3.98	4.12	0.82

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016	5

COLUMBIA INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 90.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.6%
ADS Tactical, Inc.(a)
04/01/18	11.000%	4,278,000	4,342,170

Huntington Ingalls Industries, Inc.(a)
12/15/21	5.000%	3,340,000	3,448,550

TransDigm, Inc.
07/15/22	6.000%	7,875,000	7,717,500

Total			15,508,220

AUTOMOTIVE 0.8%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	4,704,000	4,627,560

Lear Corp. Escrow Bond(b)(c)(d)
12/01/16	8.750%	1,595,000	—

Schaeffler Holding Finance BV(a)
PIK
08/15/18	6.875%	10,876,000	11,175,090
11/15/19	6.250%	5,543,000	5,778,578

Total			21,581,228

BANKING 3.0%
Ally Financial, Inc.
02/13/22	4.125%	13,480,000	13,143,000
05/19/22	4.625%	15,018,000	15,018,000
03/30/25	4.625%	6,533,000	6,353,342
11/01/31	8.000%	6,554,000	7,373,250
Subordinated
11/20/25	5.750%	3,433,000	3,424,417

Popular, Inc.
07/01/19	7.000%	3,474,000	3,235,163

Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%	12,819,000	12,868,994

Royal Bank of Scotland PLC (The) Subordinated(a)(e)
03/16/22	9.500%	1,839,000	1,957,954

Synovus Financial Corp.
02/15/19	7.875%	13,578,000	14,867,910
Subordinated
06/15/17	5.125%	790,000	805,800

Total			79,047,830

BROKERAGE/ASSET MANAGERS/EXCHANGES 0.5%
E*TRADE Financial Corp.
11/15/22	5.375%	7,729,000	8,134,773
09/15/23	4.625%	6,141,000	6,048,885

Total			14,183,658

BUILDING MATERIALS 1.7%
Allegion PLC
09/15/23	5.875%	4,845,000	5,002,462

Allegion US Holding Co., Inc.
10/01/21	5.750%	5,672,000	5,898,880

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	14,189,000	14,455,044
12/15/23	5.750%	3,465,000	3,529,969

Beacon Roofing Supply, Inc.(a)
10/01/23	6.375%	2,779,000	2,865,844

Gibraltar Industries, Inc.
02/01/21	6.250%	2,001,000	2,006,003

HD Supply, Inc.(a)
12/15/21	5.250%	5,663,000	5,825,811

RSI Home Products, Inc.(a)
03/15/23	6.500%	4,607,000	4,733,692

Total			44,317,705

CABLE AND SATELLITE 8.8%
Altice US Finance I Corp.(a)
07/15/23	5.375%	21,760,000	21,868,800

CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	5,846,000	5,919,075

CCO Holdings LLC/Capital Corp.(a)
05/01/25	5.375%	15,919,000	15,759,810

CCOH Safari LLC(a)
02/15/26	5.750%	8,985,000	8,934,414

DISH DBS Corp.
09/01/19	7.875%	8,675,000	9,412,375
06/01/21	6.750%	14,466,000	14,755,320
07/15/22	5.875%	9,313,000	8,765,861
11/15/24	5.875%	7,700,000	6,862,625

DigitalGlobe, Inc.(a)
02/01/21	5.250%	8,519,000	7,454,125

Hughes Satellite Systems Corp.
06/15/19	6.500%	8,448,000	9,250,560

Intelsat Jackson Holdings SA
04/01/21	7.500%	7,999,000	6,839,145
08/01/23	5.500%	10,044,000	8,010,090

Neptune Finco Corp.(a)
01/15/23	10.125%	2,278,000	2,408,985
10/15/25	6.625%	32,372,000	33,383,625
10/15/25	10.875%	6,903,000	7,325,809

Quebecor Media, Inc.(a)(b)(d)
01/15/49	9.750%	1,885,000	41,847

Sirius XM Radio, Inc.(a)
04/15/25	5.375%	9,033,000	8,987,835

UPCB Finance IV Ltd.(a)
01/15/25	5.375%	16,136,000	15,490,560

Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/25	5.000%	16,445,000	16,403,888

Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	26,888,000	26,619,120

Total			234,493,869

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHEMICALS 4.1%
Angus Chemical Co.(a)
02/15/23	8.750%	7,233,000	6,844,226

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a)
05/01/21	7.375%	11,522,000	12,040,490

Celanese U.S. Holdings LLC
06/15/21	5.875%	5,293,000	5,610,580

Chemours Co. LLC (The)(a)
05/15/23	6.625%	9,857,000	6,037,413
05/15/25	7.000%	9,787,000	5,970,070

Huntsman International LLC
11/15/20	4.875%	2,965,000	2,631,438

Huntsman International LLC(a)
11/15/22	5.125%	3,424,000	2,944,640

INEOS Group Holdings SA(a)
08/15/18	6.125%	1,539,000	1,537,076
02/15/19	5.875%	7,939,000	7,720,677

NOVA Chemicals Corp.(a)
05/01/25	5.000%	12,498,000	11,716,875

PQ Corp.(a)
11/01/18	8.750%	41,572,000	38,661,960

Platform Specialty Products Corp.(a)
05/01/21	10.375%	3,390,000	3,161,175
02/01/22	6.500%	3,920,000	3,077,200

Total			107,953,820

CONSTRUCTION MACHINERY 0.5%
United Rentals North America, Inc.
04/15/22	7.625%	11,649,000	11,983,909

CONSUMER CYCLICAL SERVICES 1.9%
ADT Corp. (The)
07/15/22	3.500%	8,893,000	8,025,933

APX Group, Inc.
12/01/19	6.375%	30,957,000	29,602,631

IHS, Inc.
11/01/22	5.000%	4,561,000	4,561,000

Interval Acquisition Corp.(a)
04/15/23	5.625%	8,354,000	8,312,230

Total			50,501,794

CONSUMER PRODUCTS 1.5%
Scotts Miracle-Gro Co. (The)(a)
10/15/23	6.000%	6,652,000	6,951,340

Spectrum Brands, Inc.
11/15/20	6.375%	5,926,000	6,266,745

Spectrum Brands, Inc.(a)
07/15/25	5.750%	6,924,000	7,097,100

Springs Industries, Inc.
06/01/21	6.250%	7,380,000	7,324,650

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempur Sealy International, Inc.
12/15/20	6.875%	6,705,000	7,057,012

Tempur Sealy International, Inc.(a)
10/15/23	5.625%	4,656,000	4,749,120

Total			39,445,967

DIVERSIFIED MANUFACTURING 0.4%
Entegris, Inc.(a)
04/01/22	6.000%	9,465,000	9,606,975

ELECTRIC 2.1%
AES Corp. (The)
07/01/21	7.375%	13,188,000	13,583,640

Calpine Corp.
01/15/23	5.375%	8,900,000	8,099,000

NRG Energy, Inc.
07/15/22	6.250%	18,151,000	14,974,575
05/01/24	6.250%	1,282,000	1,022,395

NRG Yield Operating LLC
08/15/24	5.375%	15,229,000	12,792,360

Talen Energy Supply LLC
06/01/25	6.500%	7,421,000	5,046,280

Total			55,518,250

FINANCE COMPANIES 5.1%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	9,423,000	9,281,655
05/15/21	4.500%	15,443,000	15,134,140

Aircastle Ltd.
02/15/22	5.500%	2,071,000	2,060,645

International Lease Finance Corp.
12/15/20	8.250%	8,762,000	9,988,680
01/15/22	8.625%	4,638,000	5,438,055

Navient Corp.
01/15/19	5.500%	3,890,000	3,646,875
10/26/20	5.000%	2,619,000	2,265,435
01/25/22	7.250%	8,247,000	7,339,830
03/25/24	6.125%	10,829,000	8,893,316
10/25/24	5.875%	14,180,000	11,237,650

OneMain Financial Holdings, Inc.(a)
12/15/19	6.750%	7,050,000	6,944,250
12/15/21	7.250%	5,533,000	5,477,670

Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	19,518,000	18,590,895

Quicken Loans, Inc.(a)
05/01/25	5.750%	10,570,000	9,922,588

Springleaf Finance Corp.
10/01/21	7.750%	4,617,000	4,339,980
10/01/23	8.250%	3,579,000	3,364,260

iStar, Inc.
07/01/19	5.000%	13,767,000	12,940,980

Total			136,866,904

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FOOD AND BEVERAGE 1.6%
Constellation Brands, Inc.
11/15/19	3.875%	2,142,000	2,206,260
05/01/23	4.250%	8,295,000	8,492,006
11/15/24	4.750%	5,497,000	5,737,494
12/01/25	4.750%	1,165,000	1,202,862

Pinnacle Foods Finance LLC/Corp.(a)
01/15/24	5.875%	962,000	995,670

Post Holdings, Inc.
02/15/22	7.375%	3,131,000	3,299,291

Post Holdings, Inc.(a)
12/15/22	6.000%	199,000	197,508
03/15/24	7.750%	9,477,000	10,093,005

Treehouse Foods, Inc.(a)
02/15/24	6.000%	1,397,000	1,437,164

WhiteWave Foods Co. (The)
10/01/22	5.375%	7,877,000	8,369,312

Total			42,030,572

GAMING 3.8%
Boyd Gaming Corp.
05/15/23	6.875%	4,851,000	4,923,765

International Game Technology PLC(a)
02/15/22	6.250%	9,291,000	8,942,587
02/15/25	6.500%	7,105,000	6,358,975

MGM Resorts International
10/01/20	6.750%	13,087,000	13,610,480
12/15/21	6.625%	12,546,000	12,891,015

Pinnacle Entertainment, Inc.
08/01/21	6.375%	7,483,000	7,931,980

Scientific Games International, Inc.
12/01/22	10.000%	7,783,000	5,409,185

Scientific Games International, Inc.(a)
01/01/22	7.000%	22,537,000	21,184,780

Seminole Tribe of Florida, Inc.(a)
10/01/20	6.535%	7,440,000	7,551,600
10/01/20	7.804%	2,725,000	2,895,067

SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/21	6.375%	8,772,000	7,916,730

Tunica-Biloxi Gaming Authority(a)(f)
05/15/16	0.000%	5,481,000	2,699,393

Total			102,315,557

HEALTH CARE 6.2%
CHS/Community Health Systems, Inc.
08/01/21	5.125%	2,318,000	2,300,615
02/01/22	6.875%	15,863,000	14,356,015

ConvaTec Finance International SA Junior Subordinated PIK(a)
01/15/19	8.250%	6,149,000	5,472,610

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	6,242,000	6,460,470

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fresenius Medical Care U.S. Finance II, Inc.(a)
09/15/18	6.500%	746,000	820,600
07/31/19	5.625%	1,808,000	1,957,160
01/31/22	5.875%	5,572,000	6,031,690
10/15/24	4.750%	5,823,000	5,852,115

HCA, Inc.
02/01/25	5.375%	24,780,000	25,058,775
04/15/25	5.250%	29,793,000	30,537,825
02/15/26	5.875%	7,100,000	7,242,000

HealthSouth Corp.(a)
11/01/24	5.750%	2,796,000	2,759,904
09/15/25	5.750%	1,600,000	1,551,680

Hologic, Inc.(a)
07/15/22	5.250%	5,537,000	5,730,795

LifePoint Health, Inc.
12/01/21	5.500%	16,869,000	17,122,035

MEDNAX, Inc.(a)
12/01/23	5.250%	4,274,000	4,380,850

Surgical Care Affiliates, Inc.(a)
04/01/23	6.000%	3,562,000	3,437,330

Tenet Healthcare Corp.
06/01/20	4.750%	16,105,000	16,266,050
10/01/20	6.000%	2,851,000	3,014,932
04/01/21	4.500%	3,272,000	3,206,560

Total			163,560,011

HEALTHCARE INSURANCE 1.2%
Centene Corp.
05/15/22	4.750%	8,524,000	8,183,040

Centene Escrow Corp.(a)(g)
02/15/21	5.625%	4,069,000	4,140,207
02/15/24	6.125%	5,972,000	6,136,230

Molina Healthcare, Inc.(a)
11/15/22	5.375%	14,472,000	14,435,820

Total			32,895,297

HOME CONSTRUCTION 0.7%
CalAtlantic Group, Inc.
11/15/24	5.875%	2,630,000	2,728,625

Meritage Homes Corp.
04/15/20	7.150%	3,019,000	3,147,308
04/01/22	7.000%	5,570,000	5,709,250
06/01/25	6.000%	3,796,000	3,701,100

Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/21	5.250%	600,000	564,000
03/01/24	5.625%	3,500,000	3,176,250

Total			19,026,533

INDEPENDENT ENERGY 5.0%
Antero Resources Corp.(a)
06/01/23	5.625%	7,130,000	5,917,900

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	16,269,000	11,367,964

Concho Resources, Inc.
10/01/22	5.500%	6,032,000	5,428,800
04/01/23	5.500%	22,771,000	20,653,069

Continental Resources, Inc.
06/01/24	3.800%	3,071,000	1,984,241
06/01/44	4.900%	4,387,000	2,375,981

CrownRock LP/Finance, Inc.(a)
04/15/21	7.125%	1,230,000	1,088,550
02/15/23	7.750%	9,168,000	8,159,520

Diamondback Energy, Inc.
10/01/21	7.625%	2,098,000	2,087,510

Laredo Petroleum, Inc.
01/15/22	5.625%	12,530,000	8,896,300
05/01/22	7.375%	8,068,000	5,990,490
03/15/23	6.250%	13,937,000	10,034,640

Parsley Energy LLC/Finance Corp.(a)
02/15/22	7.500%	19,885,000	19,089,600

RSP Permian, Inc.
10/01/22	6.625%	6,228,000	5,542,920

RSP Permian, Inc.(a)
10/01/22	6.625%	4,450,000	3,960,500

SM Energy Co.
11/15/22	6.125%	6,083,000	3,497,725
06/01/25	5.625%	2,406,000	1,287,210

Whiting Petroleum Corp.
03/15/21	5.750%	17,176,000	10,777,940
04/01/23	6.250%	7,469,000	4,668,125

Total			132,808,985

LODGING 1.1%
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	15,804,000	16,278,120

Playa Resorts Holding BV(a)
08/15/20	8.000%	13,214,000	13,478,280

Total			29,756,400

MEDIA AND ENTERTAINMENT 5.7%
AMC Networks, Inc.
12/15/22	4.750%	15,090,000	15,014,550

Activision Blizzard, Inc.(a)
09/15/21	5.625%	23,000,000	24,150,000
09/15/23	6.125%	3,624,000	3,877,680

Lamar Media Corp.(a)
02/01/26	5.750%	2,000,000	2,060,000

MDC Partners, Inc.(a)
04/01/20	6.750%	18,859,000	18,693,984

Netflix, Inc.
03/01/24	5.750%	2,594,000	2,665,335

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
02/15/22	5.500%	11,760,000	12,112,800
02/15/25	5.875%	14,259,000	14,704,594

Nielsen Finance Co. SARL (The)(a)
10/01/21	5.500%	9,346,000	9,603,015

Outfront Media Capital LLC/Corp.
02/15/22	5.250%	11,627,000	11,888,607
02/15/24	5.625%	4,783,000	4,890,618
03/15/25	5.875%	6,483,000	6,564,037

Univision Communications, Inc.(a)
02/15/25	5.125%	27,776,000	26,317,760

Ziff Davis Media, Inc.(b)(c)(d)(f)
12/15/11	0.000%	753,352	—

Total			152,542,980

METALS 0.5%
ArcelorMittal(e)
03/01/21	6.500%	7,516,000	6,106,750
02/25/22	7.250%	7,497,000	6,072,570

Total			12,179,320

MIDSTREAM 5.2%
Crestwood Midstream Partners LP/Finance Corp.(a)
04/01/23	6.250%	4,204,000	2,553,930

Energy Transfer Equity LP
06/01/27	5.500%	16,856,000	11,967,760

Hiland Partners LP/Finance Corp.(a)
05/15/22	5.500%	7,536,000	6,631,680

Kinder Morgan, Inc.
06/01/25	4.300%	16,950,000	14,716,990

MPLX LP(a)
02/15/23	5.500%	12,671,000	10,529,855
07/15/23	4.500%	10,057,000	7,875,335
12/01/24	4.875%	17,245,000	13,459,360
06/01/25	4.875%	2,851,000	2,226,768

Sabine Pass Liquefaction LLC
03/01/25	5.625%	23,683,000	20,367,380

Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	411,000	318,525
11/15/23	4.250%	25,898,000	18,905,540

Targa Resources Partners LP/Finance Corp.(a)
03/15/24	6.750%	8,778,000	7,241,850

Tesoro Logistics LP/Finance Corp.(a)
10/15/19	5.500%	2,124,000	1,972,665
10/15/22	6.250%	9,981,000	9,082,710

Williams Companies, Inc. (The)
06/24/24	4.550%	16,517,000	10,825,770

Total			138,676,118

OTHER FINANCIAL INSTITUTIONS 0.2%
FTI Consulting, Inc.
11/15/22	6.000%	2,378,000	2,461,230

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	4,000,000	3,754,600

Total			6,215,830

OTHER INDUSTRY 0.2%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	5,914,000	6,109,470

OTHER REIT —%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	1,041,000	1,056,615

PACKAGING 1.7%
Ball Corp.
12/15/20	4.375%	5,633,000	5,830,155

Berry Plastics Corp.
07/15/23	5.125%	15,880,000	15,483,000

Berry Plastics Corp.(a)
10/15/22	6.000%	3,350,000	3,425,375

Owens-Brockway Glass Container, Inc.(a)
08/15/23	5.875%	8,099,000	7,947,144
08/15/25	6.375%	3,482,000	3,429,770

Plastipak Holdings, Inc.(a)
10/01/21	6.500%	9,058,000	8,673,035

Total			44,788,479

PHARMACEUTICALS 4.8%
Capsugel SA PIK(a)
05/15/19	7.000%	2,513,000	2,450,175

Endo Finance LLC/Finco, Inc.(a)
02/01/25	6.000%	11,119,000	10,981,347

Endo Finance LLC/Ltd./Finco, Inc.(a)
07/15/23	6.000%	11,110,000	11,165,550

Grifols Worldwide Operations Ltd.
04/01/22	5.250%	3,882,000	3,940,618

Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	12,771,000	12,579,435

Mallinckrodt International Finance SA/CB LLC(a)
04/15/20	4.875%	3,911,000	3,744,783
10/15/23	5.625%	10,605,000	9,942,187
04/15/25	5.500%	2,832,000	2,520,480

Quintiles Transnational Corp.(a)
05/15/23	4.875%	6,621,000	6,703,763

Valeant Pharmaceuticals International, Inc.(a)
10/15/20	6.375%	15,875,000	15,319,375
07/15/21	7.500%	13,556,000	13,445,857
03/01/23	5.500%	4,480,000	3,953,600
05/15/23	5.875%	19,078,000	17,074,810
04/15/25	6.125%	13,988,000	12,571,715

Total			126,393,695

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PROPERTY & CASUALTY 0.2%
HUB International Ltd.(a)(g)
02/15/21	9.250%	5,115,000	5,230,087

Lumbermens Mutual Casualty Co.(a)(f)
12/01/97	0.000%	4,600,000	460
Subordinated
12/01/37	0.000%	180,000	18

Lumbermens Mutual Casualty Co.(f)
Subordinated
07/01/26	0.000%	9,865,000	987

Total			5,231,552

RAILROADS 0.2%
Florida East Coast Holdings Corp.(a)
05/01/19	6.750%	5,965,000	5,457,975

RETAILERS 1.9%
Asbury Automotive Group, Inc.
12/15/24	6.000%	4,467,000	4,366,492

Asbury Automotive Group, Inc.(a)
12/15/24	6.000%	2,563,000	2,505,333

Group 1 Automotive, Inc.
06/01/22	5.000%	3,183,000	3,027,829

Group 1 Automotive, Inc.(a)
12/15/23	5.250%	3,492,000	3,282,480

L Brands, Inc.
05/01/20	7.000%	2,000,000	2,245,000
04/01/21	6.625%	3,530,000	3,927,125

L Brands, Inc.(a)
11/01/35	6.875%	3,782,000	3,909,642

Penske Automotive Group, Inc.
12/01/24	5.375%	4,654,000	4,514,380

Rite Aid Corp.(a)
04/01/23	6.125%	19,166,000	20,220,130

Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	2,122,000	2,190,965

Total			50,189,376

TECHNOLOGY 6.7%
Alliance Data Systems Corp.(a)
12/01/17	5.250%	8,453,000	8,474,133
04/01/20	6.375%	4,734,000	4,793,175
08/01/22	5.375%	14,153,000	13,409,967

Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	8,203,000	8,695,180

Audatex North America, Inc.(a)
11/01/23	6.125%	10,020,000	10,095,150

Equinix, Inc.
01/01/22	5.375%	4,954,000	5,152,160
01/15/26	5.875%	19,753,000	20,444,355

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(a)
01/15/24	5.750%	38,115,000	37,829,137

IMS Health, Inc.(a)
11/01/20	6.000%	4,191,000	4,329,303

MSCI, Inc.(a)
11/15/24	5.250%	8,090,000	8,342,813
08/15/25	5.750%	8,090,000	8,555,175

Microsemi Corp.(a)
04/15/23	9.125%	5,656,000	5,952,940

NCR Corp.
12/15/21	5.875%	2,100,000	2,063,250
12/15/23	6.375%	3,600,000	3,561,732

Qualitytech LP/Finance Corp.
08/01/22	5.875%	8,297,000	8,421,455

Sensata Technologies UK Financing Co. PLC(a)
02/15/26	6.250%	4,880,000	4,977,600

VeriSign, Inc.
05/01/23	4.625%	5,812,000	5,695,760
04/01/25	5.250%	7,160,000	7,082,099

Zebra Technologies Corp.
10/15/22	7.250%	9,427,000	9,804,080

Total			177,679,464

WIRELESS 7.9%
Crown Castle International Corp.
04/15/22	4.875%	9,594,000	10,070,726
01/15/23	5.250%	12,431,000	13,239,015

Numericable-SFR(a)
05/15/19	4.875%	7,089,000	7,035,833
05/15/22	6.000%	18,098,000	17,826,530

SBA Communications Corp
07/15/22	4.875%	8,181,000	8,181,000

SBA Telecommunications, Inc.
07/15/20	5.750%	14,275,000	14,810,312

Sprint Communications, Inc.(a)
11/15/18	9.000%	24,849,000	25,221,735
03/01/20	7.000%	29,218,000	28,049,280

Sprint Corp.
09/15/23	7.875%	16,759,000	11,940,787

T-Mobile USA, Inc.
01/15/22	6.125%	5,853,000	5,955,428
04/28/22	6.731%	10,982,000	11,270,277
04/01/23	6.625%	9,185,000	9,391,663
01/15/24	6.500%	8,181,000	8,262,810
03/01/25	6.375%	2,446,000	2,452,115
01/15/26	6.500%	15,060,000	15,060,000

Wind Acquisition Finance SA(a)
04/23/21	7.375%	21,714,000	20,641,763

Total			209,409,274

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WIRELINES 5.0%
CenturyLink, Inc.
04/01/20	5.625%	5,959,000	5,847,269
06/15/21	6.450%	14,394,000	14,025,226

Frontier Communications Corp.
07/01/21	9.250%	10,925,000	10,542,625
01/15/23	7.125%	5,000,000	4,162,500
01/15/25	6.875%	2,282,000	1,814,190

Frontier Communications Corp.(a)
09/15/20	8.875%	2,577,000	2,586,664
09/15/22	10.500%	6,345,000	6,170,512
09/15/25	11.000%	13,155,000	12,678,131

Level 3 Communications, Inc.
12/01/22	5.750%	8,416,000	8,668,480

Level 3 Financing, Inc.
06/01/20	7.000%	5,681,000	5,965,050
01/15/21	6.125%	4,739,000	4,964,102
08/15/22	5.375%	9,971,000	10,120,565
02/01/23	5.625%	8,020,000	8,200,450

Level 3 Financing, Inc.(a)
01/15/24	5.375%	3,137,000	3,168,370

Level 3 Financing, Inc.(e)
01/15/18	4.101%	1,728,000	1,728,000

Telecom Italia SpA(a)
05/30/24	5.303%	6,662,000	6,512,105

Windstream Services, LLC
10/15/20	7.750%	11,144,000	9,221,660

Zayo Group LLC/Capital, Inc.
05/15/25	6.375%	18,250,000	17,702,500

Total			134,078,399

Total Corporate Bonds & Notes
(Cost: $2,542,433,637)			2,413,412,031

Convertible Bonds —%
WIRELINES —%
At Home Corp. Subordinated(b)(c)(d)(f)
06/12/15	4.750%	3,896,787	—

Total Convertible Bonds
(Cost: $—)			—

Senior Loans 2.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
MEDIA AND ENTERTAINMENT 0.3%
Match Group, Inc. Tranche B1 Term Loan(e)(h)
11/16/22	5.500%	8,500,000	8,464,555

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
PHARMACEUTICALS 0.7%
Concordia Healthcare Corp. Term Loan(e)(h)
10/21/21	5.250%	19,341,000	18,470,655

RETAILERS 0.3%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan(e)(h)
08/21/20	5.750%	5,972,000	5,972,000

TECHNOLOGY 0.8%
Microsemi Corp. Tranche B Term Loan(e)(g)(h)
01/15/23	5.250%	9,034,000	8,973,020

Riverbed Technology, Inc. Term Loan(e)(h)
04/25/22	6.000%	12,876,624	12,737,171

Total			21,710,191

Total Senior Loans
(Cost: $54,791,156)			54,617,401

Common Stocks —%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY —%
Auto Components —%

Lear Corp.	1,324	137,471

Media —%

Haights Cross Communications, Inc.(b)(c)(d)(i)	275,078	—

Loral Space & Communications, Inc.(i)	101	3,490

Ziff Davis Holdings, Inc.(b)(d)(i)	6,107	61

Total		3,551

Total Consumer Discretionary		141,022

Common Stocks (continued)
Issuer	Shares	Value ($)
INDUSTRIALS —%
Commercial Services & Supplies —%

Quad/Graphics, Inc.	1,009	10,171

Total Industrials		10,171

UTILITIES —%
Independent Power and Renewable Electricity Producers —%

Calpine Corp. Escrow(b)(c)(d)(i)	23,187,000	—

Total Utilities		—

Total Common Stocks
(Cost: $3,133,669)		151,193

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%

ION Media Networks, Inc.(b)(c)(d)(i)	221	—

ION Media Networks, Inc.(b)(c)(d)(i)	223	—

Total		—

Total Consumer Discretionary		—

Total Warrants
(Cost: $1,137,893)		—

Money Market Funds 6.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.360%(j)(k)	176,178,269	176,178,269

Total Money Market Funds
(Cost: $176,178,269)		176,178,269

Total Investments
(Cost: $2,777,674,624)		2,644,358,894

Other Assets & Liabilities, Net		13,226,070

Net Assets		2,657,584,964

At January 31, 2016, cash totaling $2,510,964 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at January 31, 2016

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(432)	USD	(55,977,750)	03/2016	—	(1,464,342)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at January 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America High Yield Index, Series 25	12/20/2020	5.000	5.050	30,000,000	251,220	166,666	417,886	—

*	Centrally cleared swap contract

**	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $1,184,848,388 or 44.58% of net assets.

(b)	Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at January 31, 2016 was $41,908, which represents less than 0.01% of net assets. Information concerning such security holdings at January 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp. Subordinated 06/12/15 4.750%	07/26/2005	—

Calpine Corp. Escrow	09/29/2011	—

Haights Cross Communications, Inc.	01/15/2004 - 02/03/2006	3,131,160

ION Media Networks, Inc.	12/19/2005 - 04/14/2009	1,137,893

ION Media Networks, Inc.	03/12/2011	—

Lear Corp. Escrow Bond 12/01/16 8.750%	11/20/2006 - 07/24/2008	—

Quebecor Media, Inc. 01/15/49 9.750%	01/17/2007	28,005

Ziff Davis Holdings, Inc.	07/01/2008	61

Ziff Davis Media, Inc. 12/15/11 0.000%	07/01/2008 - 04/15/2011	551,540

(c)	Negligible market value.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2016, the value of these securities amounted to $41,908, which represents less than 0.01% of net assets.

(e)	Variable rate security.

(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2016, the value of these securities amounted to $2,700,858, which represents 0.10% of net assets.

(g)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(h)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(i)	Non-income producing investment.

(j)	The rate shown is the seven-day current annualized yield at January 31, 2016.

(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	149,182,168	763,583,457	(736,587,356)	176,178,269	154,196	176,178,269

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments

Corporate Bonds & Notes	—	2,413,370,184	41,847		2,413,412,031

Convertible Bonds	—	—	0	(a)	0	(a)

Senior Loans	—	54,617,401	—		54,617,401

Common Stocks

Consumer Discretionary	140,961	—	61		141,022

Industrials	10,171	—	—		10,171

Utilities	—	—	0	(a)	0	(a)

Total Common Stocks	151,132	—	61		151,193

Warrants

Consumer Discretionary	—	—	0		0

Money Market Funds	—	176,178,269	—		176,178,269

Total Investments	151,132	2,644,165,854	41,908		2,644,358,894

Derivatives

Assets

Swap Contracts	—	417,886	—		417,886

Liabilities

Futures Contracts	(1,464,342)	—	—		(1,464,342)

Total	(1,313,210)	2,644,583,740	41,908		2,643,312,438

(a)	Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	149,182,168	149,182,168	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA INCOME OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Certain corporate bonds, common stock, preferred stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions

Certain corporate bonds, convertible bonds and common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $2,601,496,355)	$2,468,180,625

Affiliated issuers (identified cost $176,178,269)	176,178,269

Total investments (identified cost $2,777,674,624)	2,644,358,894

Cash	27,662

Margin deposits	2,510,964

Receivable for:

Investments sold	11,631,972

Capital shares sold	12,610,247

Dividends	30,454

Interest	40,666,170

Foreign tax reclaims	101,815

Variation margin	133,915

Expense reimbursement due from Investment Manager	4,891

Prepaid expenses	7,397

Trustees’ deferred compensation plan	44,625

Other assets	42,657

Total assets	2,712,171,663

Liabilities

Payable for:

Investments purchased	12,759,733

Investments purchased on a delayed delivery basis	24,024,691

Capital shares purchased	5,638,831

Dividend distributions to shareholders	11,112,488

Variation margin	236,250

Investment management fees	44,781

Distribution and/or service fees	12,647

Transfer agent fees	375,057

Plan administration fees	3

Compensation of board members	196,808

Other expenses	140,785

Trustees’ deferred compensation plan	44,625

Total liabilities	54,586,699

Net assets applicable to outstanding capital stock	$2,657,584,964

Represented by

Paid-in capital	$2,869,694,613

Excess of distributions over net investment income	(1,283,846)

Accumulated net realized loss	(76,463,617)

Unrealized appreciation (depreciation) on:

Investments	(133,315,730)

Futures contracts	(1,464,342)

Swap contracts	417,886

Total — representing net assets applicable to outstanding capital stock	$2,657,584,964

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA INCOME OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A

Net assets	$1,465,987,236

Shares outstanding	160,141,697

Net asset value per share	$9.15

Maximum offering price per share(a)	$9.61

Class B

Net assets	$5,059,599

Shares outstanding	553,012

Net asset value per share	$9.15

Class C

Net assets	$91,849,546

Shares outstanding	10,041,594

Net asset value per share	$9.15

Class I

Net assets	$437,648,970

Shares outstanding	47,744,193

Net asset value per share	$9.17

Class K

Net assets	$388,517

Shares outstanding	42,307

Net asset value per share	$9.18

Class R

Net assets	$917,964

Shares outstanding	100,236

Net asset value per share	$9.16

Class R4

Net assets	$10,048,039

Shares outstanding	1,093,602

Net asset value per share	$9.19

Class R5

Net assets	$25,984,279

Shares outstanding	2,829,765

Net asset value per share	$9.18

Class W

Net assets	$5,701,709

Shares outstanding	622,639

Net asset value per share	$9.16

Class Y

Net assets	$1,065,045

Shares outstanding	116,163

Net asset value per share	$9.17

Class Z

Net assets	$612,934,060

Shares outstanding	66,789,878

Net asset value per share	$9.18

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$1,267

Dividends — affiliated issuers	154,196

Interest	80,857,099

Total income	81,012,562

Expenses:

Investment management fees	8,761,948

Distribution and/or service fees

Class A	1,850,195

Class B	29,281

Class C	490,155

Class R	2,618

Class W	7,122

Transfer agent fees

Class A	1,726,341

Class B	6,825

Class C	114,447

Class K	144

Class R	1,224

Class R4	4,529

Class R5	9,035

Class W	6,659

Class Z	852,026

Plan administration fees

Class K	720

Compensation of board members	17,323

Custodian fees	17,519

Printing and postage fees	184,139

Registration fees	116,253

Audit fees	14,805

Legal fees	14,130

Other	29,373

Total expenses	14,256,811

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(723,346)

Total net expenses	13,533,465

Net investment income	67,479,097

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(76,555,775)

Futures contracts	(88,658)

Swap contracts	(796,082)

Net realized loss	(77,440,515)

Net change in unrealized appreciation (depreciation) on:

Investments	(127,729,904)

Futures contracts	(1,336,332)

Swap contracts	260,370

Net change in unrealized depreciation	(128,805,866)

Net realized and unrealized loss	(206,246,381)

Net decrease in net assets from operations	$(138,767,284)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA INCOME OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations

Net investment income	$67,479,097	$144,883,844

Net realized gain (loss)	(77,440,515)	26,341,416

Net change in unrealized depreciation	(128,805,866)	(68,044,317)

Net increase (decrease) in net assets resulting from operations	(138,767,284)	103,180,943

Distributions to shareholders

Net investment income

Class A	(35,168,850)	(73,568,463)

Class B	(116,468)	(334,312)

Class C	(1,956,666)	(3,997,880)

Class I	(12,229,560)	(25,021,483)

Class K	(13,938)	(33,034)

Class R	(23,530)	(39,694)

Class R4	(99,814)	(162,295)

Class R5	(927,385)	(1,121,846)

Class W	(135,412)	(456,605)

Class Y	(20,603)	(339,330)

Class Z	(18,196,238)	(38,995,660)

Net realized gains

Class A	(10,420,098)	(5,335,164)

Class B	(40,828)	(31,014)

Class C	(717,393)	(348,807)

Class I	(3,553,586)	(1,645,460)

Class K	(4,341)	(2,815)

Class R	(7,669)	(2,583)

Class R4	(26,272)	(9,894)

Class R5	(527,943)	(90,730)

Class W	(42,457)	(39,759)

Class Y	(6,292)	(26,305)

Class Z	(5,339,920)	(2,631,788)

Total distributions to shareholders	(89,575,263)	(154,234,921)

Decrease in net assets from capital stock activity	(218,116,881)	(2,357,050)

Total decrease in net assets	(446,459,428)	(53,411,028)

Net assets at beginning of period	3,104,044,392	3,157,455,420

Net assets at end of period	$2,657,584,964	$3,104,044,392

Undistributed (excess of distributions over) net investment income	$(1,283,846)	$125,521

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	38,037,344	358,617,844	54,969,602	550,643,677

Distributions reinvested	4,583,627	43,431,714	7,444,166	74,733,496

Redemptions	(46,109,749)	(441,173,781)	(60,781,057)	(609,755,011)

Net increase (decrease)	(3,488,778)	(39,124,223)	1,632,711	15,622,162

Class B shares

Subscriptions	4,874	45,043	23,407	234,737

Distributions reinvested	13,371	126,715	29,819	299,281

Redemptions(a)	(172,796)	(1,655,219)	(469,003)	(4,698,091)

Net decrease	(154,551)	(1,483,461)	(415,777)	(4,164,073)

Class C shares

Subscriptions	375,147	3,574,188	1,753,575	17,722,989

Distributions reinvested	251,448	2,381,467	384,615	3,857,657

Redemptions	(1,136,913)	(10,765,279)	(3,012,405)	(30,216,815)

Net decrease	(510,318)	(4,809,624)	(874,215)	(8,636,169)

Class I shares

Subscriptions	3,946,320	37,954,985	10,419,388	104,527,274

Distributions reinvested	1,662,805	15,782,832	2,652,391	26,666,434

Redemptions	(9,346,596)	(89,413,226)	(12,738,843)	(127,592,215)

Net increase (decrease)	(3,737,471)	(35,675,409)	332,936	3,601,493

Class K shares

Subscriptions	1,652	15,356	12,640	126,986

Distributions reinvested	1,889	17,982	3,512	35,377

Redemptions	(25,172)	(234,991)	(45,270)	(454,004)

Net decrease	(21,631)	(201,653)	(29,118)	(291,641)

Class R shares

Subscriptions	9,160	86,282	59,968	603,224

Distributions reinvested	3,287	31,155	4,186	42,048

Redemptions	(20,683)	(190,290)	(55,136)	(555,553)

Net increase (decrease)	(8,236)	(72,853)	9,018	89,719

Class R4 shares

Subscriptions	742,964	6,763,449	854,651	8,594,476

Distributions reinvested	13,263	125,782	17,041	171,686

Redemptions	(40,370)	(387,323)	(741,182)	(7,503,764)

Net increase	715,857	6,501,908	130,510	1,262,398

Class R5 shares

Subscriptions	7,554,425	73,481,761	5,140,667	51,885,912

Distributions reinvested	153,138	1,455,019	120,340	1,211,004

Redemptions	(7,257,273)	(68,834,152)	(4,044,432)	(40,385,954)

Net increase	450,290	6,102,628	1,216,575	12,710,962

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA INCOME OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class W shares

Subscriptions	86,209	822,338	208,689	2,094,022

Distributions reinvested	18,738	177,576	49,392	495,901

Redemptions	(60,546)	(577,707)	(941,466)	(9,407,874)

Net increase (decrease)	44,401	422,207	(683,385)	(6,817,951)

Class Y shares

Subscriptions	82,854	794,118	69,914	697,021

Distributions reinvested	2,790	26,387	1,187	11,929

Redemptions	(14,071)	(134,952)	(1,242,290)	(12,506,488)

Net increase (decrease)	71,573	685,553	(1,171,189)	(11,797,538)

Class Z shares

Subscriptions	7,805,123	74,186,339	29,453,565	296,814,732

Distributions reinvested	696,630	6,616,827	1,112,637	11,199,434

Redemptions	(24,473,405)	(231,265,120)	(31,072,744)	(311,950,578)

Net decrease	(15,971,652)	(150,461,954)	(506,542)	(3,936,412)

Total net decrease	(22,610,516)	(218,116,881)	(358,476)	(2,357,050)

(a)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended January 31, 2016		Year Ended July 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.92		$10.08		$9.96		$9.78		$9.76		$9.72

Income from investment operations:

Net investment income	0.22		0.44		0.48		0.50		0.56		0.62

Net realized and unrealized gain (loss)	(0.69)		(0.13)		0.12		0.18		0.21		0.51

Total from investment operations	(0.47)		0.31		0.60		0.68		0.77		1.13

Less distributions to shareholders:

Net investment income	(0.23)		(0.44)		(0.48)		(0.50)		(0.56)		(0.64)

Net realized gains	(0.07)		(0.03)		—		—		(0.19)		(0.45)

Total distributions to shareholders	(0.30)		(0.47)		(0.48)		(0.50)		(0.75)		(1.09)

Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—

Net asset value, end of period	$9.15		$9.92		$10.08		$9.96		$9.78		$9.76

Total return	(4.85%)		3.10%		6.18%		7.10%		8.51%		12.19%

Ratios to average net assets(b)

Total gross expenses	1.13	%(c)	1.12%		1.13%		1.11%		1.10%		1.07%

Total net expenses(d)	1.07	%(c)	1.07	%(e)	1.08	%(e)	1.08	%(e)	1.02	%(e)	1.07%

Net investment income	4.66	%(c)	4.37%		4.73%		4.98%		5.89%		6.41%

Supplemental data

Net assets, end of period (in thousands)	$1,465,987		$1,622,952		$1,632,562		$1,515,539		$907,546		$767,359

Portfolio turnover	25%		61%		65%		59%		55%		84%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

COLUMBIA INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.91		$10.07		$9.95		$9.77		$9.76		$9.72

Income from investment operations:

Net investment income	0.19		0.36		0.40		0.43		0.49		0.55

Net realized and unrealized gain (loss)	(0.69)		(0.13)		0.13		0.18		0.20		0.51

Total from investment operations	(0.50)		0.23		0.53		0.61		0.69		1.06

Less distributions to shareholders:

Net investment income	(0.19)		(0.36)		(0.41)		(0.43)		(0.49)		(0.57)

Net realized gains	(0.07)		(0.03)		—		—		(0.19)		(0.45)

Total distributions to shareholders	(0.26)		(0.39)		(0.41)		(0.43)		(0.68)		(1.02)

Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—

Net asset value, end of period	$9.15		$9.91		$10.07		$9.95		$9.77		$9.76

Total return	(5.11%)		2.33%		5.39%		6.30%		7.59%		11.35%

Ratios to average net assets(b)

Total gross expenses	1.88	%(c)	1.87%		1.88%		1.84%		1.85%		1.81%

Total net expenses(d)	1.82	%(c)	1.82	%(e)	1.83	%(e)	1.82	%(e)	1.77	%(e)	1.81%

Net investment income	3.90	%(c)	3.62%		4.01%		4.30%		5.17%		5.61%

Supplemental data

Net assets, end of period (in thousands)	$5,060		$7,014		$11,315		$17,685		$25,570		$39,725

Portfolio turnover	25%		61%		65%		59%		55%		84%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$9.91		$10.07		$9.95		$9.77		$9.76		$9.72

Income from investment operations:

Net investment income	0.19		0.36		0.41		0.44		0.51		0.55

Net realized and unrealized gain (loss)	(0.69)		(0.13)		0.12		0.18		0.20		0.51

Total from investment operations	(0.50)		0.23		0.53		0.62		0.71		1.06

Less distributions to shareholders:

Net investment income	(0.19)		(0.36)		(0.41)		(0.44)		(0.51)		(0.57)

Net realized gains	(0.07)		(0.03)		—		—		(0.19)		(0.45)

Total distributions to shareholders	(0.26)		(0.39)		(0.41)		(0.44)		(0.70)		(1.02)

Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—

Net asset value, end of period	$9.15		$9.91		$10.07		$9.95		$9.77		$9.76

Total return	(5.11%)		2.33%		5.45%		6.46%		7.83%		11.36%

Ratios to average net assets(b)

Total gross expenses	1.88	%(c)	1.87%		1.88%		1.85%		1.85%		1.81%

Total net expenses(d)	1.82	%(c)	1.82	%(e)	1.78	%(e)	1.67	%(e)	1.57	%(e)	1.81%

Net investment income	3.91	%(c)	3.63%		4.04%		4.44%		5.35%		5.63%

Supplemental data

Net assets, end of period (in thousands)	$91,850		$104,568		$115,050		$128,766		$132,634		$118,257

Portfolio turnover	25%		61%		65%		59%		55%		84%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

COLUMBIA INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class I	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$9.93		$10.09	$9.97	$9.79	$9.77	$9.73

Income from investment operations:

Net investment income	0.24		0.48	0.52	0.55	0.60	0.66

Net realized and unrealized gain (loss)	(0.68)		(0.13)	0.13	0.18	0.21	0.51

Total from investment operations	(0.44)		0.35	0.65	0.73	0.81	1.17

Less distributions to shareholders:

Net investment income	(0.25)		(0.48)	(0.53)	(0.55)	(0.60)	(0.68)

Net realized gains	(0.07)		(0.03)	—	—	(0.19)	(0.45)

Total distributions to shareholders	(0.32)		(0.51)	(0.53)	(0.55)	(0.79)	(1.13)

Proceeds from regulatory settlements	—		—	—	—	0.00 (a)	—

Net asset value, end of period	$9.17		$9.93	$10.09	$9.97	$9.79	$9.77

Total return	(4.53%)		3.55%	6.65%	7.56%	8.92%	12.59%

Ratios to average net assets(b)

Total gross expenses	0.65	%(c)	0.64%	0.64%	0.65%	0.65%	0.70%

Total net expenses(d)	0.64	%(c)	0.64%	0.64%	0.65%	0.65%	0.70%

Net investment income	5.09	%(c)	4.81%	5.19%	5.45%	6.25%	6.81%

Supplemental data

Net assets, end of period (in thousands)	$437,649		$511,298	$516,118	$568,577	$272,571	$209,065

Portfolio turnover	25%		61%	65%	59%	55%	84%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class K	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$9.95		$10.11	$9.99	$9.81	$9.79	$9.75

Income from investment operations:

Net investment income	0.23		0.45	0.49	0.52	0.57	0.64

Net realized and unrealized gain (loss)	(0.70)		(0.13)	0.13	0.18	0.21	0.51

Total from investment operations	(0.47)		0.32	0.62	0.70	0.78	1.15

Less distributions to shareholders:

Net investment income	(0.23)		(0.45)	(0.50)	(0.52)	(0.57)	(0.66)

Net realized gains	(0.07)		(0.03)	—	—	(0.19)	(0.45)

Total distributions to shareholders	(0.30)		(0.48)	(0.50)	(0.52)	(0.76)	(1.11)

Proceeds from regulatory settlements	—		—	—	—	0.00 (a)	—

Net asset value, end of period	$9.18		$9.95	$10.11	$9.99	$9.81	$9.79

Total return	(4.76%)		3.24%	6.33%	7.23%	8.59%	12.28%

Ratios to average net assets(b)

Total gross expenses	0.95	%(c)	0.94%	0.94%	0.94%	0.94%	0.99%

Total net expenses(d)	0.94	%(c)	0.94%	0.94%	0.94%	0.94%	0.99%

Net investment income	4.77	%(c)	4.51%	4.85%	5.16%	5.98%	6.58%

Supplemental data

Net assets, end of period (in thousands)	$389		$636	$941	$649	$485	$359

Portfolio turnover	25%		61%	65%	59%	55%	84%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	27

COLUMBIA INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.92		$10.08		$9.96		$9.78		$9.76		$9.85

Income from investment operations:

Net investment income	0.21		0.41		0.45		0.48		0.52		0.49

Net realized and unrealized gain (loss)	(0.69)		(0.13)		0.13		0.18		0.23		0.37

Total from investment operations	(0.48)		0.28		0.58		0.66		0.75		0.86

Less distributions to shareholders:

Net investment income	(0.21)		(0.41)		(0.46)		(0.48)		(0.54)		(0.50)

Net realized gains	(0.07)		(0.03)		—		—		(0.19)		(0.45)

Total distributions to shareholders	(0.28)		(0.44)		(0.46)		(0.48)		(0.73)		(0.95)

Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—

Net asset value, end of period	$9.16		$9.92		$10.08		$9.96		$9.78		$9.76

Total return	(4.86%)		2.84%		5.92%		6.83%		8.27%		9.21%

Ratios to average net assets(c)

Total gross expenses	1.38	%(d)	1.37%		1.38%		1.35%		1.37%		1.32	%(d)

Total net expenses(e)	1.32	%(d)	1.32	%(f)	1.33	%(f)	1.32	%(f)	1.29	%(f)	1.32	%(d)

Net investment income	4.41	%(d)	4.13%		4.48%		4.80%		5.49%		6.05	%(d)

Supplemental data

Net assets, end of period (in thousands)	$918		$1,076		$1,003		$943		$1,023		$4

Portfolio turnover	25%		61%		65%		59%		55%		84%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.95		$10.11		$9.99		$9.95

Income from investment operations:

Net investment income	0.23		0.47		0.50		0.38

Net realized and unrealized gain (loss)	(0.68)		(0.14)		0.13		0.04

Total from investment operations	(0.45)		0.33		0.63		0.42

Less distributions to shareholders:

Net investment income	(0.24)		(0.46)		(0.51)		(0.38)

Net realized gains	(0.07)		(0.03)		—		—

Total distributions to shareholders	(0.31)		(0.49)		(0.51)		(0.38)

Net asset value, end of period	$9.19		$9.95		$10.11		$9.99

Total return	(4.60%)		3.35%		6.45%		4.25%

Ratios to average net assets(b)

Total gross expenses	0.90	%(c)	0.87%		0.88%		0.92	%(c)

Total net expenses(d)	0.82	%(c)	0.82	%(e)	0.83	%(e)	0.83	%(c)(e)

Net investment income	5.08	%(c)	4.64%		4.93%		5.28	%(c)

Supplemental data

Net assets, end of period (in thousands)	$10,048		$3,759		$2,500		$216

Portfolio turnover	25%		61%		65%		59%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	29

COLUMBIA INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.95		$10.11	$9.99	$9.95

Income from investment operations:

Net investment income	0.24		0.48	0.51	0.38

Net realized and unrealized gain (loss)	(0.70)		(0.13)	0.14	0.05

Total from investment operations	(0.46)		0.35	0.65	0.43

Less distributions to shareholders:

Net investment income	(0.24)		(0.48)	(0.53)	(0.39)

Net realized gains	(0.07)		(0.03)	—	—

Total distributions to shareholders	(0.31)		(0.51)	(0.53)	(0.39)

Net asset value, end of period	$9.18		$9.95	$10.11	$9.99

Total return	(4.64%)		3.50%	6.59%	4.34%

Ratios to average net assets(b)

Total gross expenses	0.70	%(c)	0.69%	0.68%	0.75	%(c)

Total net expenses(d)	0.69	%(c)	0.69%	0.68%	0.75	%(c)

Net investment income	5.02	%(c)	4.77%	5.00%	5.50	%(c)

Supplemental data

Net assets, end of period (in thousands)	$25,984		$23,669	$11,756	$12,784

Portfolio turnover	25%		61%	65%	59%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class W	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.92		$10.08		$9.95		$9.77		$9.76		$9.85

Income from investment operations:

Net investment income	0.22		0.44		0.47		0.50		0.55		0.52

Net realized and unrealized gain (loss)	(0.68)		(0.13)		0.14		0.18		0.21		0.36

Total from investment operations	(0.46)		0.31		0.61		0.68		0.76		0.88

Less distributions to shareholders:

Net investment income	(0.23)		(0.44)		(0.48)		(0.50)		(0.56)		(0.52)

Net realized gains	(0.07)		(0.03)		—		—		(0.19)		(0.45)

Total distributions to shareholders	(0.30)		(0.47)		(0.48)		(0.50)		(0.75)		(0.97)

Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—

Net asset value, end of period	$9.16		$9.92		$10.08		$9.95		$9.77		$9.76

Total return	(4.75%)		3.10%		6.29%		7.10%		8.43%		9.45%

Ratios to average net assets(c)

Total gross expenses	1.13	%(d)	1.12%		1.13%		1.10%		1.11%		1.02	%(d)

Total net expenses(e)	1.07	%(d)	1.07	%(f)	1.08	%(f)	1.07	%(f)	1.04	%(f)	1.02	%(d)

Net investment income	4.66	%(d)	4.39%		4.71%		5.01%		5.78%		6.38	%(d)

Supplemental data

Net assets, end of period (in thousands)	$5,702		$5,737		$12,712		$9,804		$33		$2

Portfolio turnover	25%		61%		65%		59%		55%		84%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	31

COLUMBIA INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class Y	(Unaudited)		2015	2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$9.93		$10.09	$9.97	$9.79	$9.78	$9.76

Income from investment operations:

Net investment income	0.24		0.48	0.52	0.55	0.60	0.25

Net realized and unrealized gain (loss)	(0.68)		(0.13)	0.13	0.18	0.20	0.02

Total from investment operations	(0.44)		0.35	0.65	0.73	0.80	0.27

Less distributions to shareholders:

Net investment income	(0.25)		(0.48)	(0.53)	(0.55)	(0.60)	(0.25)

Net realized gains	(0.07)		(0.03)	—	—	(0.19)	—

Total distributions to shareholders	(0.32)		(0.51)	(0.53)	(0.55)	(0.79)	(0.25)

Proceeds from regulatory settlements	—		—	—	—	0.00 (b)	—

Net asset value, end of period	$9.17		$9.93	$10.09	$9.97	$9.79	$9.78

Total return	(4.53%)		3.55%	6.65%	7.56%	8.81%	2.81%

Ratios to average net assets(c)

Total gross expenses	0.65	%(d)	0.63%	0.64%	0.64%	0.65%	0.66	%(d)

Total net expenses(e)	0.64	%(d)	0.63%	0.64%	0.64%	0.65%	0.66	%(d)

Net investment income	5.15	%(d)	4.76%	5.17%	5.48%	6.26%	6.46	%(d)

Supplemental data

Net assets, end of period (in thousands)	$1,065		$443	$12,272	$11,852	$13,183	$10,464

Portfolio turnover	25%		61%	65%	59%	55%	84%

Notes to Financial Highlights

(a)	Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.94		$10.10		$9.98		$9.80		$9.79		$9.86

Income from investment operations:

Net investment income	0.23		0.47		0.50		0.53		0.58		0.52

Net realized and unrealized gain (loss)	(0.68)		(0.14)		0.13		0.18		0.21		0.40

Total from investment operations	(0.45)		0.33		0.63		0.71		0.79		0.92

Less distributions to shareholders:

Net investment income	(0.24)		(0.46)		(0.51)		(0.53)		(0.59)		(0.54)

Net realized gains	(0.07)		(0.03)		—		—		(0.19)		(0.45)

Total distributions to shareholders	(0.31)		(0.49)		(0.51)		(0.53)		(0.78)		(0.99)

Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—

Net asset value, end of period	$9.18		$9.94		$10.10		$9.98		$9.80		$9.79

Total return	(4.61%)		3.36%		6.44%		7.36%		8.67%		9.89%

Ratios to average net assets(c)

Total gross expenses	0.88	%(d)	0.87%		0.88%		0.85%		0.84%		0.76	%(d)

Total net expenses(e)	0.82	%(d)	0.82	%(f)	0.83	%(f)	0.82	%(f)	0.77	%(f)	0.76	%(d)

Net investment income	4.89	%(d)	4.62%		4.99%		5.30%		6.13%		6.35	%(d)

Supplemental data

Net assets, end of period (in thousands)	$612,934		$822,892		$841,227		$938,744		$1,140,401		$880,214

Portfolio turnover	25%		61%		65%		59%		55%		84%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	33

COLUMBIA INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based

34	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;

Semiannual Report 2016	35

COLUMBIA INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments.

36	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage cash positions. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Semiannual Report 2016	37

COLUMBIA INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	417,886	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,464,342	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(796,082)	(796,082)
Interest rate risk	(88,658)	—	(88,658)
Total	(88,658)	(796,082)	(884,740)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	260,370	260,370
Interest rate risk	(1,336,332)	—	(1,336,332)
Total	(1,336,332)	260,370	(1,075,962)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	56,654,719
Credit default swap contracts — sell protection	30,000,000

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2016.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

38	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2016:

Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts(a)	417,886
Liabilities
Total Financial and Derivative Net Assets	417,886
Total collateral received (pledged)(b)	—
Net Amount(c)	417,886

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(c)	Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Semiannual Report 2016	39

COLUMBIA INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.62% of the Fund’s average daily net assets.

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $5,456,672, and the administrative services fee paid to the Investment Manager was $614,797.

40	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2016, other expenses paid by the Fund to this company were $3,368.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transactions with Affiliates

For the six months ended January 31, 2016, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $1,267,490 and $328,038, respectively. The sale transactions resulted in a net realized gain of $2,038.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended January 31, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class K	0.05
Class R	0.23
Class R4	0.24
Class R5	0.05
Class W	0.23
Class Z	0.23

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable

Semiannual Report 2016	41

COLUMBIA INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,788,000 and $1,241,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $145,330 for Class A, $1,655 for Class B and $2,419 for Class C shares for the six months ended January 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap December 1, 2015 Through November 30, 2016	Voluntary Expense Cap Prior to December 1, 2015
Class A	1.07%	1.07%
Class B	1.82	1.82
Class C	1.82	1.82
Class I	0.65	0.64
Class K	0.95	0.94
Class R	1.32	1.32
Class R4	0.82	0.82
Class R5	0.70	0.69
Class W	1.07	1.07
Class Y	0.65	0.64
Class Z	0.82	0.82

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $2,777,675,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$24,504,000
Unrealized depreciation	(157,820,000)
Net unrealized depreciation	$(133,316,000)

42	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $677,003,517 and $901,443,083, respectively, for the six months ended January 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was

the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, one unaffiliated shareholder of record owned 16.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 67.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Semiannual Report 2016	43

COLUMBIA INCOME OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Securities Risk

Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

44	Semiannual Report 2016

COLUMBIA INCOME OPPORTUNITIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	45

Columbia Income Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR164_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today’s challenging interest rate environment, it’s still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You’ve worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today’s complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Inflation Protected Securities Fund (the Fund) Class A shares returned -4.63% excluding sales charges for the six-month period that ended January 31, 2016.

■	The Fund underperformed its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index, which returned -0.52% for the same six-month period.

Average Annual Total Returns (%) (for period ended January 31, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	03/04/04
Excluding sales charges		-4.63	-8.76	1.04	2.74
Including sales charges		-7.46	-11.53	0.43	2.43
Class B	03/04/04
Excluding sales charges		-5.02	-9.36	0.29	1.96
Including sales charges		-9.77	-13.89	-0.03	1.96
Class C	03/04/04
Excluding sales charges		-4.92	-9.38	0.29	1.96
Including sales charges		-5.87	-10.28	0.29	1.96
Class I	03/04/04	-4.50	-8.41	1.47	3.14
Class K	03/04/04	-4.52	-8.55	1.19	2.87
Class R*	08/03/09	-4.77	-8.90	0.78	2.45
Class R5*	11/08/12	-4.53	-8.46	1.28	2.87
Class W*	12/01/06	-4.63	-8.75	1.04	2.70
Class Z*	09/27/10	-4.51	-8.54	1.28	2.87
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index		-0.52	-3.03	2.81	4.08

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2016)
Asset-Backed Securities — Non-Agency	4.7
Corporate Bonds & Notes	11.7
Foreign Government Obligations	0.2
Inflation-Indexed Bonds	83.1
Money Market Funds	0.1
Residential Mortgage-Backed Securities — Non-Agency	0.2
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Quality Breakdown (%) (at January 31, 2016)
AAA rating	76.6
AA rating	4.2
A rating	3.3
BBB rating	11.7
BB rating	2.6
Not rated	1.6
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating of Moody’s, S&P or Fitch, whichever rating agency rates the security highest. When ratings are available from only two rating agencies, the higher of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Orhan Imer, Ph.D., CFA

David Kennedy*

*	Effective November 2015, Mr. Kennedy was named a Portfolio Manager of the Fund

Semiannual Report 2016	3

COLUMBIA INFLATION PROTECTED SECURITIES FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	953.70	1,020.98	3.79	3.92	0.78
Class B	1,000.00	1,000.00	949.80	1,017.26	7.42	7.67	1.53
Class C	1,000.00	1,000.00	950.80	1,017.26	7.42	7.67	1.53
Class I	1,000.00	1,000.00	955.00	1,022.97	1.85	1.91	0.38
Class K	1,000.00	1,000.00	954.80	1,021.48	3.31	3.42	0.68
Class R	1,000.00	1,000.00	952.30	1,019.74	5.00	5.17	1.03
Class R5	1,000.00	1,000.00	954.70	1,022.73	2.09	2.16	0.43
Class W	1,000.00	1,000.00	953.70	1,020.98	3.79	3.92	0.78
Class Z	1,000.00	1,000.00	954.90	1,022.23	2.58	2.66	0.53

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until November 30, 2016, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 0.43% for Class I, 0.73% for Class K and 0.48% for Class R5. Any amounts waived will not be reimbursed by the Fund. This change was effective December 1, 2015. If this change had been in place for the entire six month period ended January 31, 2016, the actual expenses paid would have been $2.09 for Class I, $3.55 for Class K and $2.33 for Class R5; and the hypothetical expenses paid would have been $2.16 for Class I, $3.67 for Class K and $2.41 for Class R5.

Other share classes may have had expense waiver changes; however, the changes were not considered material.

4	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 11.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

BANKING 0.1%
Deutsche Bank AG
08/20/20	2.950%	200,000	199,284

ELECTRIC 1.1%
FirstEnergy Corp.
11/15/31	7.375%	1,000,000	1,235,387

TransAlta Corp.
03/15/40	6.500%	1,000,000	620,807

Total			1,856,194

FINANCE COMPANIES 0.5%
International Lease Finance Corp.
04/15/21	4.625%	750,000	735,937

INDEPENDENT ENERGY 0.6%
Canadian Natural Resources Ltd.
02/01/39	6.750%	500,000	390,898

Hess Corp.
08/15/31	7.300%	693,000	621,374

Total			1,012,272

INTEGRATED ENERGY 0.4%
Murphy Oil Corp.
06/01/22	4.000%	250,000	147,106
12/01/22	3.700%	1,000,000	577,786

Total			724,892

LIFE INSURANCE 0.3%
Genworth Holdings, Inc.
08/15/23	4.900%	500,000	295,000
06/15/34	6.500%	250,000	133,750

Total			428,750

METALS 2.4%
Alcoa, Inc.
02/01/37	5.950%	250,000	182,500

ArcelorMittal
06/01/18	6.125%	750,000	682,500

Freeport-McMoRan, Inc.
03/15/23	3.875%	500,000	205,000

Kinross Gold Corp.
03/15/24	5.950%	500,000	310,000

Teck Resources Ltd.
02/01/18	2.500%	1,000,000	821,250
02/01/43	5.400%	750,000	337,500

Vale Overseas Ltd.
01/11/22	4.375%	1,000,000	695,000

Vale SA
09/11/42	5.625%	1,000,000	592,360

Total			3,826,110

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

MIDSTREAM 1.8%
Energy Transfer Partners LP
03/15/45	5.150%	1,500,000	1,027,425

Kinder Morgan Energy Partners LP
02/01/19	2.650%	84,000	77,712
05/01/24	4.300%	160,000	136,162
11/01/42	4.700%	1,000,000	699,083

Kinder Morgan, Inc.
06/01/45	5.550%	175,000	136,970

Williams Partners LP
01/15/25	3.900%	500,000	356,109
09/15/45	5.100%	750,000	485,809

Total			2,919,270

OIL FIELD SERVICES 0.4%
Noble Holding International Ltd.
03/15/42	5.250%	1,750,000	700,000

RETAILERS 0.3%
Macys Retail Holdings, Inc.
01/15/21	3.450%	500,000	495,374

WIRELINES 3.7%
AT&T, Inc.
05/15/46	4.750%	485,000	430,042

BellSouth LLC
10/15/31	6.875%	500,000	565,207
11/15/34	6.000%	508,000	519,825

CenturyLink, Inc.
04/01/17	6.000%	750,000	772,500

DIRECTV Holdings LLC/Financing Co., Inc.
03/15/42	5.150%	500,000	456,836

Indiana Bell Telephone Co., Inc.
08/15/26	7.300%	500,000	619,481

Telecom Italia Capital SA
06/04/38	7.721%	1,000,000	1,029,800

Verizon New England, Inc.
11/15/29	7.875%	500,000	636,617

Verizon New York, Inc.
04/01/32	7.375%	800,000	915,408

Total			5,945,716

Total Corporate Bonds & Notes
(Cost: $23,611,452)			18,843,799

Residential Mortgage-Backed Securities — Non-Agency 0.2%
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7
04/25/33	5.500%	271,051	273,468

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $272,667)			273,468

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	5

COLUMBIA INFLATION PROTECTED SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency 4.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)

Ares XXX CLO Ltd. Series 2014-30A Class A2(a)(b)
04/20/23	1.474%		752,889	743,590

Carlyle Global Market Strategies CLO Series 2014-3A Class A2(a)(b)
07/27/26	2.721%		1,000,000	971,688

Carlyle Global Market Strategies Series 2012-2AR Class B1R(a)(b)
07/20/23	2.724%		2,000,000	1,982,856

Dryden Senior Loan Fund Series 2014-33A Class B(a)(b)
07/15/26	2.622%		750,000	724,348

OHA Credit Partners VIII Ltd. Series 2013-8A Class B(a)(b)
04/20/25	2.274%		1,000,000	956,373

OZLM VII Ltd. Series 2014-7A Class A2A(a)(b)
07/17/26	2.670%		1,000,000	953,859

Octagon Investment Partners XXI Ltd. Series 2014-1A Class A2(a)(b)
11/14/26	2.762%		1,000,000	975,739

Symphony CLO V Ltd. Series 2007-5A Class A1(a)(b)
01/15/24	1.372%		239,320	232,599

Total Asset-Backed Securities — Non-Agency
(Cost: $7,705,687)				7,541,052

Inflation-Indexed Bonds(c) 82.8%
BRAZIL 5.4%
Brazil Notas do Tesouro Nacional
08/15/16	6.000%	BRL	8,395,740	2,158,417
08/15/18	6.000%	BRL	23,082,700	5,927,232
08/15/40	6.000%	BRL	2,580,290	564,421

Total				8,650,070

MEXICO 0.6%
Mexican Udibonos
11/15/40	4.000%	MXN	16,525,644	935,720

TURKEY 1.2%
Turkey Government Bond
02/20/19	3.500%	TRY	5,824,819	2,018,072

Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

UNITED STATES 75.6%
U.S. Treasury Inflation-Indexed Bond
04/15/20	0.125%	1,013,610	1,016,105
01/15/22	0.125%	524,375	518,175
01/15/24	0.625%	11,444,737	11,540,404
01/15/25	0.250%	751,628	732,063
07/15/25	0.375%	750,713	741,847
01/15/27	2.375%	10,593,450	12,501,097
01/15/28	1.750%	13,313,220	14,836,093
04/15/28	3.625%	3,668,975	4,882,125
01/15/29	2.500%	18,794,860	22,682,314
02/15/43	0.625%	1,806,770	1,580,900

U.S. Treasury Inflation-Indexed Bond(d)
02/15/40	2.125%	18,120,630	21,868,864
02/15/42	0.750%	32,302,567	29,248,134

Total			122,148,121

Total Inflation-Indexed Bonds
(Cost: $141,721,560)			133,751,983

Foreign Government Obligations(e) 0.2%
NETHERLANDS 0.2%
Petrobras Global Finance BV
05/20/43	5.625%	250,000	150,625

Petrobras Global Finance BV(b)
03/17/17	2.886%	200,000	186,000

Total			336,625

Total Foreign Government Obligations
(Cost: $430,767)			336,625

Money Market Funds 0.1%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 0.360%(f)(g)		127,863	127,863

Total Money Market Funds
(Cost: $127,863)			127,863

Total Investments
(Cost: $173,869,996)			160,874,790

Other Assets & Liabilities, Net			688,180

Net Assets			161,562,970

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

At January 31, 2016, securities and cash totaling $2,879,916 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at January 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Citi	02/23/2016	431,623 USD	8,000,000 MXN	8,830	—

Citi	02/23/2016	264,025 USD	4,750,000 MXN	—	(2,506)

Deutsche bank	02/23/2016	2,104,748 USD	6,450,000 TRY	65,037	—

State Street	02/23/2016	6,737,000 BRL	1,659,237 USD	—	(14,942)

Total				73,867	(17,448)

Futures Contracts Outstanding at January 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	14	USD	1,814,094	03/2016	19,222	—
US 5YR NOTE (CBT)	18	USD	2,172,094	03/2016	25,702	—
US 5YR NOTE (CBT)	35	USD	4,223,516	03/2016	43,980	—

Total			8,209,704		88,904	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US ULTRA BOND (CBT)	(68)	USD	(11,300,750)	03/2016	—	(489,223)
US ULTRA BOND (CBT)	(195)	USD	(32,406,562)	03/2016	—	(1,682,468)

Total			(43,707,312)		—	(2,171,691)

Credit Default Swap Contracts Outstanding at January 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25	12/20/2020	1.000	1.015	19,500,000	(183,306)	21,667	—	(161,639)

*	Centrally cleared swap contract

**	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA INFLATION PROTECTED SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Interest Rate Swap Contracts Outstanding at January 31, 2016

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Receive	1.785	10/21/2018	USD	4,000,000	—	(142,676)

Barclays	U.S. CPI Urban Consumers NSA	Receive	1.658	12/3/2018	USD	10,000,000	—	(289,178)

Goldman Sachs	U.S. CPI Urban Consumers NSA	Receive	1.895	9/24/2018	USD	1,000,000	—	(42,064)

Goldman Sachs International	U.S. CPI Urban Consumers NSA	Receive	1.600	12/8/2018	USD	10,000,000	—	(261,817)

Goldman Sachs International	U.S. CPI Urban Consumers NSA	Receive	1.448	1/14/2021	USD	10,000,000	—	(917)

JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.870	10/8/2018	USD	5,000,000	—	(201,354)

JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.490	1/13/2021	USD	20,000,000	—	(45,226)

JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.810	1/9/2025	USD	10,000,000	—	(305,996)

Total							—	(1,289,228)

Notes to Portfolio of Investments

(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $7,541,052 or 4.67% of net assets.

(b)	Variable rate security.

(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(e)	Principal and interest may not be guaranteed by the government.

(f)	The rate shown is the seven-day current annualized yield at January 31, 2016.

(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	453,919	20,237,753	(20,563,809)	127,863	561	127,863

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

BRL	Brazilian Real
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA INFLATION PROTECTED SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Corporate Bonds & Notes	—	18,843,799	—	18,843,799

Residential Mortgage-Backed Securities — Non-Agency	—	273,468	—	273,468

Asset-Backed Securities — Non-Agency	—	7,541,052	—	7,541,052

Inflation-Indexed Bonds	—	133,751,983	—	133,751,983

Foreign Government Obligations	—	336,625	—	336,625

Money Market Funds	—	127,863	—	127,863

Total Investments	—	160,874,790	—	160,874,790

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	73,867	—	73,867

Futures Contracts	88,904	—	—	88,904

Liabilities

Forward Foreign Currency Exchange Contracts	—	(17,448)	—	(17,448)

Futures Contracts	(2,171,691)	—	—	(2,171,691)

Swap Contracts	—	(1,450,867)	—	(1,450,867)

Total	(2,082,787)	159,480,342	—	157,397,555

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	453,919	453,919	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $173,742,133)	$160,746,927

Affiliated issuers (identified cost $127,863)	127,863

Total investments (identified cost $173,869,996)	160,874,790

Foreign currency (identified cost $19,675)	19,843

Margin deposits	1,633,874

Unrealized appreciation on forward foreign currency exchange contracts	73,867

Receivable for:

Investments sold	91,557

Investments sold on a delayed delivery basis	2,099,943

Capital shares sold	21,659

Dividends	294

Interest	820,972

Variation margin	40,735

Expense reimbursement due from Investment Manager	952

Prepaid expenses	1,817

Other assets	18,680

Total assets	165,698,983

Liabilities

Unrealized depreciation on forward foreign currency exchange contracts	17,448

Unrealized depreciation on swap contracts	1,289,228

Payable for:

Investments purchased on a delayed delivery basis	2,096,271

Capital shares purchased	372,741

Variation margin	247,198

Investment management fees	2,259

Distribution and/or service fees	668

Transfer agent fees	19,524

Compensation of board members	41,324

Other expenses	49,352

Total liabilities	4,136,013

Net assets applicable to outstanding capital stock	$161,562,970

Represented by

Paid-in capital	$189,081,172

Undistributed net investment income	553,181

Accumulated net realized loss	(11,598,944)

Unrealized appreciation (depreciation) on:

Investments	(12,995,206)

Foreign currency translations	2

Forward foreign currency exchange contracts	56,419

Futures contracts	(2,082,787)

Swap contracts	(1,450,867)

Total — representing net assets applicable to outstanding capital stock	$161,562,970

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA INFLATION PROTECTED SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A

Net assets	$56,853,442

Shares outstanding	6,737,605

Net asset value per share	$8.44

Maximum offering price per share(a)	$8.70

Class B

Net assets	$201,025

Shares outstanding	24,142

Net asset value per share	$8.33

Class C

Net assets	$7,232,907

Shares outstanding	870,578

Net asset value per share	$8.31

Class I

Net assets	$83,167,853

Shares outstanding	9,792,069

Net asset value per share	$8.49

Class K

Net assets	$38,348

Shares outstanding	4,539

Net asset value per share	$8.45

Class R

Net assets	$5,411,979

Shares outstanding	645,193

Net asset value per share	$8.39

Class R5

Net assets	$40,150

Shares outstanding	4,757

Net asset value per share	$8.44

Class W

Net assets	$291,083

Shares outstanding	34,444

Net asset value per share	$8.45

Class Z

Net assets	$8,326,183

Shares outstanding	984,018

Net asset value per share	$8.46

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$561

Interest	2,080,486

Total income	2,081,047

Expenses:

Investment management fees	440,702

Distribution and/or service fees

Class A	78,416

Class B	1,503

Class C	43,815

Class R	12,816

Class W	408

Transfer agent fees

Class A	48,706

Class B	233

Class C	6,807

Class K	10

Class R	3,980

Class R5	17

Class W	254

Class Z	7,076

Plan administration fees

Class K	48

Compensation of board members	4,332

Custodian fees	11,572

Printing and postage fees	15,982

Registration fees	51,140

Audit fees	15,905

Legal fees	3,625

Other	7,577

Total expenses	754,924

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(225,982)

Total net expenses	528,942

Net investment income	1,552,105

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(5,149,267)

Foreign currency translations	(190)

Forward foreign currency exchange contracts	1,271,859

Futures contracts	(384,586)

Swap contracts	61,021

Net realized loss	(4,201,163)

Net change in unrealized appreciation (depreciation) on:

Investments	(3,949,089)

Foreign currency translations	3,643

Forward foreign currency exchange contracts	(69,679)

Futures contracts	(843,547)

Swap contracts	(802,308)

Net change in unrealized depreciation	(5,660,980)

Net realized and unrealized loss	(9,862,143)

Net decrease in net assets from operations	$(8,310,038)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA INFLATION PROTECTED SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations

Net investment income	$1,552,105	$2,791,373

Net realized loss	(4,201,163)	(799,974)

Net change in unrealized depreciation	(5,660,980)	(16,279,047)

Net decrease in net assets resulting from operations	(8,310,038)	(14,287,648)

Distributions to shareholders

Net investment income

Class A	—	(423,108)

Class B	—	(3,718)

Class C	—	(34,492)

Class I	—	(497,023)

Class K	—	(200)

Class R	—	(23,776)

Class R5	—	(437)

Class W	—	(214,907)

Class Z	—	(74,885)

Total distributions to shareholders	—	(1,272,546)

Decrease in net assets from capital stock activity	(17,728,499)	(86,648,917)

Total decrease in net assets	(26,038,537)	(102,209,111)

Net assets at beginning of period	187,601,507	289,810,618

Net assets at end of period	$161,562,970	$187,601,507

Undistributed (excess of distributions over) net investment income	$553,181	$(998,924)

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	268,765	2,298,076	1,062,590	9,774,000

Distributions reinvested	—	—	43,898	403,858

Redemptions	(1,501,976)	(12,884,778)	(3,001,730)	(27,338,602)

Net decrease	(1,233,211)	(10,586,702)	(1,895,242)	(17,160,744)

Class B shares

Subscriptions	134	1,109	2,199	20,000

Distributions reinvested	—	—	400	3,669

Redemptions(a)	(19,608)	(164,993)	(119,533)	(1,078,120)

Net decrease	(19,474)	(163,884)	(116,934)	(1,054,451)

Class C shares

Subscriptions	51,332	431,477	206,427	1,887,447

Distributions reinvested	—	—	2,347	21,471

Redemptions	(369,944)	(3,117,197)	(365,677)	(3,290,309)

Net decrease	(318,612)	(2,685,720)	(156,903)	(1,381,391)

Class I shares

Subscriptions	148,724	1,249,918	2,499,184	22,835,412

Distributions reinvested	—	—	54,018	496,963

Redemptions	(582,060)	(4,954,942)	(1,640,784)	(14,891,892)

Net increase (decrease)	(433,336)	(3,705,024)	912,418	8,440,483

Class K shares

Subscriptions	264	2,264	250	2,272

Distributions reinvested	—	—	16	149

Redemptions	(17)	(141)	(224)	(2,035)

Net increase	247	2,123	42	386

Class R shares

Subscriptions	192,571	1,630,471	190,982	1,734,323

Distributions reinvested	—	—	520	4,770

Redemptions	(146,057)	(1,245,866)	(205,355)	(1,855,412)

Net increase (decrease)	46,514	384,605	(13,853)	(116,319)

Class R5 shares

Subscriptions	566	4,870	2,886	26,351

Distributions reinvested	—	—	41	379

Redemptions	(4,497)	(38,260)	(4,162)	(38,620)

Net decrease	(3,931)	(33,390)	(1,235)	(11,890)

Class W shares

Subscriptions	—	—	431,288	3,968,540

Distributions reinvested	—	—	23,329	214,860

Redemptions	(10,278)	(88,531)	(8,501,152)	(78,364,921)

Net decrease	(10,278)	(88,531)	(8,046,535)	(74,181,521)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA INFLATION PROTECTED SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class Z shares

Subscriptions	59,748	514,932	753,590	6,963,291

Distributions reinvested	—	—	8,012	73,626

Redemptions	(161,060)	(1,366,908)	(906,603)	(8,220,387)

Net decrease	(101,312)	(851,976)	(145,001)	(1,183,470)

Total net decrease	(2,073,393)	(17,728,499)	(9,463,243)	(86,648,917)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended January 31, 2016		Year Ended July 31,
Class A	(Unaudited)		2015		2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$8.85		$9.46		$9.73	$11.38		$11.03		$10.36

Income from investment operations:

Net investment income	0.07		0.11		0.19	0.08		0.16		0.34

Net realized and unrealized gain (loss)	(0.48)		(0.68)		0.21	(0.66)		0.84		0.68

Total from investment operations	(0.41)		(0.57)		0.40	(0.58)		1.00		1.02

Less distributions to shareholders:

Net investment income	—		(0.04)		(0.11)	(0.11)		(0.22)		(0.35)

Net realized gains	—		—		(0.52)	(0.96)		(0.43)		—

Tax return of capital	—		—		(0.04)	—		—		—

Total distributions to shareholders	—		(0.04)		(0.67)	(1.07)		(0.65)		(0.35)

Net asset value, end of period	$8.44		$8.85		$9.46	$9.73		$11.38		$11.03

Total return	(4.63%)		(6.01%)		4.46%	(5.69%)		9.44%		10.02%

Ratios to average net assets(a)

Total gross expenses	1.05	%(b)	1.21%		1.15%	1.06%		1.06%		1.10%

Total net expenses(c)	0.78	%(b)	0.82	%(d)	0.85%	0.85	%(d)	0.85	%(d)	0.85%

Net investment income	1.67	%(b)	1.16%		1.97%	0.72%		1.45%		3.21%

Supplemental data

Net assets, end of period (in thousands)	$56,853		$70,528		$93,302	$149,612		$340,942		$273,195

Portfolio turnover	25%		88%		91%	114%		93%		99%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA INFLATION PROTECTED SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class B	(Unaudited)		2015		2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$8.77		$9.42		$9.70	$11.38		$11.03		$10.35

Income from investment operations:

Net investment income	0.05		0.02		0.11	(0.00	)(a)	0.08		0.25

Net realized and unrealized gain (loss)	(0.49)		(0.64)		0.21	(0.66)		0.84		0.69

Total from investment operations	(0.44)		(0.62)		0.32	(0.66)		0.92		0.94

Less distributions to shareholders:

Net investment income	—		(0.03)		(0.04)	(0.06)		(0.14)		(0.26)

Net realized gains	—		—		(0.52)	(0.96)		(0.43)		—

Tax return of capital	—		—		(0.04)	—		—		—

Total distributions to shareholders	—		(0.03)		(0.60)	(1.02)		(0.57)		(0.26)

Net asset value, end of period	$8.33		$8.77		$9.42	$9.70		$11.38		$11.03

Total return	(5.02%)		(6.65%)		3.63%	(6.43%)		8.61%		9.22%

Ratios to average net assets(b)

Total gross expenses	1.80	%(c)	1.96%		1.90%	1.81%		1.81%		1.85%

Total net expenses(d)	1.53	%(c)	1.58	%(e)	1.60%	1.60	%(e)	1.59	%(e)	1.60%

Net investment income (loss)	1.11	%(c)	0.21%		1.12%	(0.01%)		0.70%		2.37%

Supplemental data

Net assets, end of period (in thousands)	$201		$382		$1,512	$3,433		$6,987		$8,846

Portfolio turnover	25%		88%		91%	114%		93%		99%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class C	(Unaudited)		2015		2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$8.74		$9.40		$9.68	$11.36		$11.02		$10.35

Income from investment operations:

Net investment income	0.04		0.04		0.12	(0.00	)(a)	0.08		0.27

Net realized and unrealized gain (loss)	(0.47)		(0.67)		0.20	(0.65)		0.83		0.67

Total from investment operations	(0.43)		(0.63)		0.32	(0.65)		0.91		0.94

Less distributions to shareholders:

Net investment income	—		(0.03)		(0.04)	(0.07)		(0.14)		(0.27)

Net realized gains	—		—		(0.52)	(0.96)		(0.43)		—

Tax return of capital	—		—		(0.04)	—		—		—

Total distributions to shareholders	—		(0.03)		(0.60)	(1.03)		(0.57)		(0.27)

Net asset value, end of period	$8.31		$8.74		$9.40	$9.68		$11.36		$11.02

Total return	(4.92%)		(6.77%)		3.64%	(6.40%)		8.57%		9.21%

Ratios to average net assets(b)

Total gross expenses	1.80	%(c)	1.96%		1.90%	1.81%		1.81%		1.85%

Total net expenses(d)	1.53	%(c)	1.57	%(e)	1.60%	1.60	%(e)	1.60	%(e)	1.60%

Net investment income (loss)	1.01	%(c)	0.41%		1.27%	(0.02%)		0.71%		2.60%

Supplemental data

Net assets, end of period (in thousands)	$7,233		$10,399		$12,651	$15,310		$22,778		$17,963

Portfolio turnover	25%		88%		91%	114%		93%		99%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA INFLATION PROTECTED SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class I	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$8.89		$9.47	$9.74	$11.38	$11.03	$10.36

Income from investment operations:

Net investment income	0.09		0.15	0.24	0.13	0.18	0.40

Net realized and unrealized gain (loss)	(0.49)		(0.68)	0.20	(0.66)	0.87	0.66

Total from investment operations	(0.40)		(0.53)	0.44	(0.53)	1.05	1.06

Less distributions to shareholders:

Net investment income	—		(0.05)	(0.15)	(0.15)	(0.27)	(0.39)

Net realized gains	—		—	(0.52)	(0.96)	(0.43)	—

Tax return of capital	—		—	(0.04)	—	—	—

Total distributions to shareholders	—		(0.05)	(0.71)	(1.11)	(0.70)	(0.39)

Net asset value, end of period	$8.49		$8.89	$9.47	$9.74	$11.38	$11.03

Total return	(4.50%)		(5.57%)	4.91%	(5.26%)	9.91%	10.47%

Ratios to average net assets(a)

Total gross expenses	0.64	%(b)	0.63%	0.61%	0.59%	0.56%	0.57%

Total net expenses(c)	0.38	%(b)	0.37%	0.41%	0.42%	0.41%	0.45%

Net investment income	2.00	%(b)	1.68%	2.52%	1.19%	1.64%	3.83%

Supplemental data

Net assets, end of period (in thousands)	$83,168		$90,891	$88,179	$69,902	$87,654	$202,937

Portfolio turnover	25%		88%	91%	114%	93%	99%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class K	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$8.85		$9.45	$9.72	$11.38	$11.03	$10.35

Income from investment operations:

Net investment income	0.07		0.13	0.22	0.09	0.17	0.36

Net realized and unrealized gain (loss)	(0.47)		(0.68)	0.19	(0.66)	0.85	0.68

Total from investment operations	(0.40)		(0.55)	0.41	(0.57)	1.02	1.04

Less distributions to shareholders:

Net investment income	—		(0.05)	(0.12)	(0.13)	(0.24)	(0.36)

Net realized gains	—		—	(0.52)	(0.96)	(0.43)	—

Tax return of capital	—		—	(0.04)	—	—	—

Total distributions to shareholders	—		(0.05)	(0.68)	(1.09)	(0.67)	(0.36)

Net asset value, end of period	$8.45		$8.85	$9.45	$9.72	$11.38	$11.03

Total return	(4.52%)		(5.87%)	4.60%	(5.65%)	9.58%	10.24%

Ratios to average net assets(a)

Total gross expenses	0.94	%(b)	0.93%	0.91%	0.89%	0.86%	0.88%

Total net expenses(c)	0.68	%(b)	0.67%	0.71%	0.72%	0.69%	0.75%

Net investment income	1.64	%(b)	1.39%	2.32%	0.88%	1.53%	3.42%

Supplemental data

Net assets, end of period (in thousands)	$38		$38	$40	$48	$77	$76

Portfolio turnover	25%		88%	91%	114%	93%	99%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA INFLATION PROTECTED SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R	(Unaudited)		2015		2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$8.81		$9.43		$9.70	$11.36		$11.02		$10.35

Income from investment operations:

Net investment income	0.06		0.08		0.18	0.06		0.18		0.36

Net realized and unrealized gain (loss)	(0.48)		(0.66)		0.20	(0.66)		0.79		0.63

Total from investment operations	(0.42)		(0.58)		0.38	(0.60)		0.97		0.99

Less distributions to shareholders:

Net investment income	—		(0.04)		(0.09)	(0.10)		(0.20)		(0.32)

Net realized gains	—		—		(0.52)	(0.96)		(0.43)		—

Tax return of capital	—		—		(0.04)	—		—		—

Total distributions to shareholders	—		(0.04)		(0.65)	(1.06)		(0.63)		(0.32)

Net asset value, end of period	$8.39		$8.81		$9.43	$9.70		$11.36		$11.02

Total return	(4.77%)		(6.20%)		4.20%	(5.96%)		9.14%		9.73%

Ratios to average net assets(a)

Total gross expenses	1.29	%(b)	1.46%		1.40%	1.31%		1.31%		1.36%

Total net expenses(c)	1.03	%(b)	1.07	%(d)	1.10%	1.10	%(d)	1.10	%(d)	1.12%

Net investment income	1.31	%(b)	0.93%		1.93%	0.54%		1.57%		3.39%

Supplemental data

Net assets, end of period (in thousands)	$5,412		$5,272		$5,776	$4,824		$5,443		$1,955

Portfolio turnover	25%		88%		91%	114%		93%		99%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$8.84		$9.42	$9.69	$11.49

Income from investment operations:

Net investment income	0.09		0.13	0.34	0.09

Net realized and unrealized gain (loss)	(0.49)		(0.66)	0.10	(0.86)

Total from investment operations	(0.40)		(0.53)	0.44	(0.77)

Less distributions to shareholders:

Net investment income	—		(0.05)	(0.15)	(0.07)

Net realized gains	—		—	(0.52)	(0.96)

Tax return of capital	—		—	(0.04)	—

Total distributions to shareholders	—		(0.05)	(0.71)	(1.03)

Net asset value, end of period	$8.44		$8.84	$9.42	$9.69

Total return	(4.53%)		(5.62%)	4.88%	(7.27%)

Ratios to average net assets(b)

Total gross expenses	0.69	%(c)	0.68%	0.68%	0.64	%(c)

Total net expenses(d)	0.43	%(c)	0.42%	0.45%	0.47	%(c)

Net investment income	2.06	%(c)	1.47%	3.79%	1.16	%(c)

Supplemental data

Net assets, end of period (in thousands)	$40		$77	$93	$2

Portfolio turnover	25%		88%	91%	114%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

COLUMBIA INFLATION PROTECTED SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class W	(Unaudited)		2015		2014	2013		2012		2011
Per share data
Net asset value, beginning of period	$8.86		$9.47		$9.74	$11.40		$11.05		$10.35

Income from investment operations:

Net investment income	0.08		0.02		0.24	0.08		0.16		0.30

Net realized and unrealized gain (loss)	(0.49)		(0.59)		0.16	(0.66)		0.84		0.73

Total from investment operations	(0.41)		(0.57)		0.40	(0.58)		1.00		1.03

Less distributions to shareholders:

Net investment income	—		(0.04)		(0.11)	(0.12)		(0.22)		(0.33)

Net realized gains	—		—		(0.52)	(0.96)		(0.43)		—

Tax return of capital	—		—		(0.04)	—		—		—

Total distributions to shareholders	—		(0.04)		(0.67)	(1.08)		(0.65)		(0.33)

Net asset value, end of period	$8.45		$8.86		$9.47	$9.74		$11.40		$11.05

Total return	(4.63%)		(6.00%)		4.44%	(5.74%)		9.43%		10.14%

Ratios to average net assets(a)

Total gross expenses	1.05	%(b)	1.22%		1.16%	1.06%		1.09%		1.07%

Total net expenses(c)	0.78	%(b)	0.83	%(d)	0.85%	0.85	%(d)	0.85	%(d)	0.86%

Net investment income	1.75	%(b)	0.20%		2.59%	0.75%		1.42%		2.87%

Supplemental data

Net assets, end of period (in thousands)	$291		$396		$76,624	$38,778		$39,315		$42,040

Portfolio turnover	25%		88%		91%	114%		93%		99%

Notes to Financial Highlights

(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class Z	(Unaudited)		2015		2014	2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$8.86		$9.45		$9.73	$11.38		$11.03		$10.59

Income from investment operations:

Net investment income	0.08		0.12		0.28	0.11		0.19		0.60

Net realized and unrealized gain (loss)	(0.48)		(0.66)		0.13	(0.66)		0.84		0.17

Total from investment operations	(0.40)		(0.54)		0.41	(0.55)		1.03		0.77

Less distributions to shareholders:

Net investment income	—		(0.05)		(0.13)	(0.14)		(0.25)		(0.33)

Net realized gains	—		—		(0.52)	(0.96)		(0.43)		—

Tax return of capital	—		—		(0.04)	—		—		—

Total distributions to shareholders	—		(0.05)		(0.69)	(1.10)		(0.68)		(0.33)

Net asset value, end of period	$8.46		$8.86		$9.45	$9.73		$11.38		$11.03

Total return	(4.51%)		(5.74%)		4.61%	(5.49%)		9.73%		7.45%

Ratios to average net assets(b)

Total gross expenses	0.79	%(c)	0.96%		0.91%	0.81%		0.83%		0.85	%(c)

Total net expenses(d)	0.53	%(c)	0.57	%(e)	0.60%	0.60	%(e)	0.59	%(e)	0.60	%(c)

Net investment income	1.86	%(c)	1.29%		3.03%	1.04%		1.73%		6.88	%(c)

Supplemental data

Net assets, end of period (in thousands)	$8,326		$9,618		$11,631	$1,734		$2,405		$1,434

Portfolio turnover	25%		88%		91%	114%		93%		99%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

COLUMBIA INFLATION PROTECTED SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia Inflation Protected Securities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts [to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift U.S. dollar

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NOTES TO FINANCIAL STATEMENTS (continued)

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exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage credit risk exposure and to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to hedge the portfolio risk associated with some or all of the Fund’s securities and to manage long or short exposure to an inflation index. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	73,867
Interest rate risk	Net assets — unrealized appreciation on futures contracts	88,904	*
Total		162,771

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	161,639	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	17,448
Interest rate risk	Net assets — unrealized depreciation on futures contracts	2,171,691	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	1,289,228	*
Total		3,640,006

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	61,021	61,021

Foreign exchange risk	1,271,859	—	—	1,271,859

Interest rate risk	—	(384,586)	—	(384,586)

Total	1,271,859	(384,586)	61,021	948,294

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(149,439)	(149,439)

Foreign exchange risk	(69,679)	—	—	(69,679)

Interest rate risk	—	(843,547)	(652,869)	(1,496,416)

Total	(69,679)	(843,547)	(802,308)	(1,715,534)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	4,998,665
Futures contracts — Short	45,974,891
Credit default swap contracts — sell protection	24,000,000

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	99,007	(42,526)
Interest rate swap contracts	—	(1,139,218)

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

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NOTES TO FINANCIAL STATEMENTS (continued)

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Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2016:

	Barclays ($)	Goldman Sachs & Co. ($)	Goldman Sachs International ($)	J.P. Morgan Securities, Inc. ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts(a)	—	—	—	—	13,368	13,368
Total Assets	—	—	—	—	13,368	13,368
Liabilities
OTC interest rate swap contracts(b)	431,854	42,064	262,734	552,576	—	1,289,228
Total Liabilities	431,854	42,064	262,734	552,576	—	1,289,228
Total Financial and Derivative Net Assets	(431,854)	(42,064)	(262,734)	(552,576)	13,368	(1,275,860)
Total collateral received (pledged)(c)	(266,770)	—	(254,825)	(552,576)	13,368	(1,060,803)
Net Amount(d)	(165,084)	(42,064)	(7,909)	—	—	(215,057)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d)	Represents the net amount due from/ (to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

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January 31, 2016 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.51% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.51% of the Fund’s average daily net assets.

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $260,455, and the administrative services fee paid to the Investment Manager was $41,436.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2016, other expenses paid by the Fund to this company were $868.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though

34	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended January 31, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class K	0.05
Class R	0.16
Class R5	0.05
Class W	0.16
Class Z	0.16

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $417,000 and $133,000 for Class B and Class C shares, respectively. These amounts are based on the

Semiannual Report 2016	35

COLUMBIA INFLATION PROTECTED SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $8,869 for Class A, $183 for Class B and $116 for Class C shares for the six months ended January 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	December 1, 2015 Through November 30, 2016	Prior to December 1, 2015
Class A	0.80%	0.85%
Class B	1.55	1.60
Class C	1.55	1.60
Class I	0.43	0.40
Class K	0.73	0.70
Class R	1.05	1.10
Class R5	0.48	0.45
Class W	0.80	0.85
Class Z	0.55	0.60

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to December 1, 2015, the Fund’s expense ratio was subject to a voluntary expense reimbursement arrangement pursuant to which fees were waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the annual rates of 0.81% for Class A, 1.56% for Class B, 1.56% for Class C, 0.36% for Class I, 0.66% for Class K, 1.06% for Class R, 0.41% for Class R5, 0.81% for Class W, and 0.56% for Class Z.

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $173,870,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$774,000
Unrealized depreciation	(13,769,000)
Net unrealized depreciation	$(12,995,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $43,321,306 and $60,146,958, respectively, for the six months ended

36	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

January 31, 2016, of which $40,590,284 and $56,836,842, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, affiliated shareholders of record owned 83.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Semiannual Report 2016	37

COLUMBIA INFLATION PROTECTED SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Inflation-Protected Securities Risk

Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

38	Semiannual Report 2016

COLUMBIA INFLATION PROTECTED SECURITIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	39

Columbia Inflation Protected Securities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR165_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today’s challenging interest rate environment, it’s still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You’ve worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today’s complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■	Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■	Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team’s perspective on global economic investment conditions and markets

■	MarketTrack, featuring straightforward insight on current investment opportunities

■	White papers that delve deep into a variety of investment topics

■	Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■	Perspectives blog at columbiathreadneedle.com/us

Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■	Twitter.com/CTinvest_US

Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■	Youtube.com/CTInvestUS

View our commentaries on the economy, markets and current investment opportunities.

■	Linkedin.com/company/Columbia-Threadneedle-Investments-US

Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Global Opportunities Fund (the Fund) Class A shares returned -6.14% excluding sales charges for the six months that ended January 31, 2016.

■	The Fund underperformed its Blended Index, which returned -5.52% over the same six-month period.

■

During the same time period, the Fund’s broad-based equity benchmark, the MSCI ACWI All Cap Index (Net), returned -11.62%, and its broad-based fixed-income benchmark, the Barclays Global Aggregate Index, returned 0.56%.

Average Annual Total Returns (%) (for period ended January 31, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	01/23/85
Excluding sales charges		-6.14	-3.34	4.34	3.11
Including sales charges		-11.57	-8.86	3.12	2.51
Class B	03/20/95
Excluding sales charges		-6.51	-4.01	3.56	2.34
Including sales charges		-11.18	-8.81	3.21	2.34
Class C	06/26/00
Excluding sales charges		-6.47	-4.04	3.55	2.34
Including sales charges		-7.40	-5.00	3.55	2.34
Class K	03/20/95	-6.12	-3.24	4.48	3.25
Class R*	12/11/06	-6.34	-3.62	4.06	2.85
Class R4*	11/08/12	-5.95	-3.06	4.48	3.18
Class R5*	11/08/12	-6.02	-2.97	4.57	3.23
Class W*	06/25/14	-6.15	-3.35	4.32	3.10
Class Z*	09/27/10	-6.04	-3.07	4.64	3.26
Blended Index		-5.52	-4.27	2.92	N/A	**
MSCI ACWI All Cap Index (Net)		-11.62	-6.86	4.43	N/A	**
Barclays Global Aggregate Index		0.56	-2.16	1.03	3.70

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

**	Ten-year returns are not available because the inception date of the MSCI ACWI All Cap Index (Net) and the Blended Index that includes the MSCI ACWI All Cap Index (Net) is November 30, 2007.

The Blended Index consists of 50% MSCI ACWI All Cap Index (Net) and 50% Barclays Global Aggregate Index.

The MSCI ACWI All Cap Index (Net) captures large-, mid-, small- and micro-cap representation across 24 developed markets countries and large-, mid- and small-cap representation across 21 emerging markets countries.

The Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment grade fixed-rate debt markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI All Cap Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016	3

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Fred Copper, CFA

Orhan Imer, Ph.D., CFA

Toby Nangle

Top Ten Holdings (%) (at January 31, 2016)
Columbia Mortgage Opportunities Fund, Class I Shares (United States)	5.3
Columbia Diversified Absolute Return Fund, Class I Shares (United States)	2.3
Government National Mortgage Association 02/22/46 3.500% (United States)	1.9
U.S. Treasury Inflation-Indexed Bond 01/15/24 0.625% (United States)	1.9
iShares MSCI Canada ETF (United States)	1.6
U.S. Treasury Inflation-Indexed Bond 02/15/42 0.750% (United States)	1.3
Microsoft Corp. (United States)	1.1
Italy Buoni Poliennali Del Tesoro 09/15/41 2.550% (Italy)	1.0
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond 04/15/18 0.750% (Germany)	0.9
Exxon Mobil Corp. (United States)	0.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at January 31, 2016)
Argentina	0.1
Australia	0.8
Belgium	0.1
Brazil	0.3
Canada	0.8
China	1.7
Colombia	0.2
Croatia	0.0	(a)
Denmark	0.6
Dominican Republic	0.2
Ecuador	0.0	(a)
Egypt	0.0	(a)
El Salvador	0.0	(a)
France	1.7
Gabon	0.0	(a)
Georgia	0.0	(a)
Germany	2.5
Guatemala	0.1
Honduras	0.0	(a)
Hong Kong	0.5
Hungary	0.2
India	1.0
Indonesia	0.6
Ireland	1.3
Israel	0.3
Italy	2.5
Ivory Coast	0.0	(a)

4	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Country Breakdown (%) (at January 31, 2016) (continued)
Japan	5.8
Kazakhstan	0.0	(a)
Luxembourg	0.1
Malaysia	0.0	(a)
Malta	0.0	(a)
Marshall Islands	0.0	(a)
Mexico	1.1
Morocco	0.1
Netherlands	0.8
New Zealand	0.9
Norway	1.4
Pakistan	0.1
Panama	0.0	(a)
Paraguay	0.0	(a)
Peru	0.1
Philippines	0.1
Poland	0.4
Portugal	0.0	(a)
Puerto Rico	0.0	(a)
Republic of Namibia	0.1
Russian Federation	0.4
Senegal	0.0	(a)
Singapore	0.2
South Africa	0.3
South Korea	0.9
Spain	1.0
Sweden	0.7
Switzerland	1.3
Taiwan	0.7
Thailand	0.1
Trinidad and Tobago	0.1
Turkey	0.4
Ukraine	0.0	(a)
United Kingdom	4.2
United States(b)	63.1
Uruguay	0.0	(a)
Venezuela	0.1
Virgin Islands	0.0	(a)
Zambia	0.0	(a)
Total	100.0

Country Breakdown is based primarily on issuer’s place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in Money Market Funds.

Semiannual Report 2016	5

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at January 31, 2016)
Consumer Discretionary	14.6
Consumer Staples	9.0
Energy	6.4
Financials	21.1
Health Care	13.1
Industrials	10.0
Information Technology	16.9
Materials	2.9
Telecommunication Services	3.0
Utilities	3.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Market Exposure Through Derivatives Investments (% of notional exposure) (at January 31, 2016)(a)
Fixed Income Derivative Contracts	16.3
Equity Derivative Contracts	(23.0)
Foreign Currency Derivative Contracts	106.7
Total Notional Market Value of Derivative Contracts	100.0

(a)	The Fund has market exposure (long and/or short) to fixed income and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

6	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	938.60	1,019.14	5.54	5.77	1.15
Class B	1,000.00	1,000.00	934.90	1,015.47	9.09	9.47	1.89
Class C	1,000.00	1,000.00	935.30	1,015.42	9.14	9.52	1.90
Class K	1,000.00	1,000.00	938.80	1,019.59	5.11	5.32	1.06
Class R	1,000.00	1,000.00	936.60	1,017.90	6.74	7.02	1.40
Class R4	1,000.00	1,000.00	940.50	1,020.44	4.29	4.47	0.89
Class R5	1,000.00	1,000.00	939.80	1,020.84	3.91	4.07	0.81
Class W	1,000.00	1,000.00	938.50	1,019.00	5.69	5.92	1.18
Class Z	1,000.00	1,000.00	939.60	1,020.39	4.34	4.52	0.90

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016	7

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 47.8%
Issuer	Shares	Value ($)
ARGENTINA 0.1%
Globant SA(a)	8,757	266,388

AUSTRALIA 0.4%
Macquarie Group Ltd.	26,546	1,369,286

National Australia Bank Ltd.	49,208	977,567

Total		2,346,853

BELGIUM 0.1%
KBC Groep NV	12,138	695,590

BRAZIL 0.1%
Itaú Unibanco Holding SA, ADR	53,803	338,421

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	29,400	293,132

Total		631,553

CANADA 0.2%
Jaguar Mining, Inc.(a)	53,685	6,132

Magna International, Inc.	36,814	1,273,396

Total		1,279,528

CHINA 1.8%
58.Com, Inc., ADR(a)	20,955	1,175,576

AAC Technologies Holdings, Inc.	27,000	172,996

Alibaba Group Holding Ltd., ADR(a)	22,469	1,506,097

Baidu, Inc., ADR(a)	2,225	363,276

China Mobile Ltd.	103,000	1,131,371

China Pacific Insurance Group Co., Ltd., Class H	145,000	511,654

Ctrip.com International Ltd., ADR(a)	13,960	595,813

JD.com, Inc. ADR(a)	22,169	577,059

Pax Global Technology Ltd.	174,000	176,383

Ping An Insurance Group Co. of China Ltd., Class H	164,000	743,026

Shenzhou International Group Holdings Ltd.	107,000	573,746

Tencent Holdings Ltd.	179,600	3,374,091

Zhuzhou CSR Times Electric Co., Ltd., Class H	30,000	154,794

Total		11,055,882

DENMARK 0.6%
Novo Nordisk A/S, Class B	43,150	2,410,722

Royal UNIBREW A/S	28,048	1,176,012

Total		3,586,734

Common Stocks (continued)
Issuer	Shares	Value ($)
FRANCE 1.4%
Aperam SA(a)	27,990	874,405

AXA SA	103,333	2,553,642

BNP Paribas SA	21,092	999,166

Casino Guichard Perrachon SA	17,296	784,010

CNP Assurances	34,216	457,554

Sanofi	22,582	1,877,935

VINCI SA	21,164	1,433,803

Total		8,980,515

GERMANY 1.2%
Allianz SE, Registered Shares	14,700	2,378,996

BASF SE	14,148	943,010

Continental AG	7,784	1,633,452

Duerr AG	12,115	820,361

Freenet AG	28,695	892,355

RWE AG	36,547	511,933

Total		7,180,107

HONG KONG 0.5%
AIA Group Ltd.	186,400	1,036,284

CK Hutchison Holdings Ltd.	108,500	1,355,675

Techtronic Industries Co., Ltd.	158,500	601,381

Total		2,993,340

INDIA 1.0%
Asian Paints Ltd.	25,295	325,584

Bharat Petroleum Corp., Ltd.	21,546	283,998

Dish TV India Ltd.(a)	758,889	1,027,247

Eicher Motors Ltd.	3,893	954,255

HCL Technologies Ltd.	35,117	450,511

IndusInd Bank Ltd.	40,309	554,960

InterGlobe Aviation Ltd.(a)	26,075	336,014

LIC Housing Finance Ltd.	29,276	207,458

Natco Pharma Ltd.	21,075	165,093

SKS Microfinance Ltd.(a)	49,966	395,583

Syngene International Ltd.(a)	30,967	184,502

UPL Ltd.	141,545	917,888

Yes Bank Ltd.	28,712	318,092

Zee Entertainment Enterprises Ltd.	43,434	270,342

Total		6,391,527

INDONESIA 0.4%
PT Astra International Tbk	602,200	286,315

PT Bank Rakyat Indonesia Persero Tbk	489,800	403,952

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
PT Matahari Department Store Tbk	873,900	1,025,948

PT Mitra Keluarga Karyasehat Tbk	1,755,500	278,837

PT Telekomunikasi Indonesia Persero Tbk	1,642,800	403,043

Total		2,398,095

IRELAND 0.7%
Amarin Corp. PLC, ADR(a)	124,752	169,663

Medtronic PLC	41,164	3,125,171

Smurfit Kappa Group PLC	47,764	1,036,319

Total		4,331,153

ISRAEL 0.2%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	702,222	1,513,821

ITALY 0.4%
Ei Towers SpA	29,558	1,719,852

Esprinet SpA	100,803	820,522

Total		2,540,374

JAPAN 5.0%
Alps Electric Co., Ltd.	24,800	491,697

Aozora Bank Ltd.	216,000	723,494

Central Japan Railway Co.	3,900	723,893

CyberAgent, Inc.	34,793	1,641,786

CYBERDYNE, Inc.(a)	14,900	249,517

Daiichikosho Co., Ltd.	56,100	2,261,461

Eisai Co., Ltd.	10,000	604,442

Fuji Heavy Industries Ltd.	53,400	2,185,284

Hoya Corp.	25,100	968,917

Invincible Investment Corp.	994	610,082

ITOCHU Corp.	113,600	1,335,133

KDDI Corp.	59,800	1,514,292

Keyence Corp.	1,800	849,394

Miraca Holdings, Inc.	31,400	1,295,859

Mitsubishi UFJ Financial Group, Inc.	193,200	990,710

Nakanishi, Inc.	22,500	879,052

Nihon M&A Center, Inc.	26,800	1,268,919

Nippon Telegraph & Telephone Corp.	30,300	1,289,950

Nishi-Nippon City Bank Ltd. (The)	339,000	760,196

ORIX Corp.	122,800	1,736,695

Relo Holdings, Inc.	10,800	1,293,136

Shinmaywa Industries Ltd.	171,000	1,381,240

Sony Corp.	45,800	1,062,987

Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Mitsui Financial Group, Inc.	28,900	969,555

Tanseisha Co., Ltd.	94,000	599,789

Temp Holdings Co., Ltd.	25,100	371,360

Tokio Marine Holdings, Inc.	21,700	776,418

Toyota Motor Corp.	19,200	1,156,408

Tsuruha Holdings, Inc.	18,100	1,502,025

Total		31,493,691

MALAYSIA —%
MyEg Services Bhd	438,000	242,068

MALTA —%
BGP Holdings PLC(a)(b)(c)	581,000	1

MEXICO 0.1%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	24,948	422,619

Grupo Financiero Banorte SAB de CV, Class O	66,700	347,516

Total		770,135

NETHERLANDS 0.6%
AVG Technologies NV(a)	7,245	136,713

Ferrari NV(a)(d)	1	15

ING Groep NV-CVA	149,415	1,702,180

Koninklijke Ahold NV	89,143	2,016,384

Total		3,855,292

NORWAY 1.2%
Atea ASA	87,533	712,493

BW LPG Ltd.	286,348	2,198,659

Kongsberg Automotive ASA(a)	2,139,795	1,449,271

Leroy Seafood Group ASA	23,336	894,978

Opera Software ASA	185,399	949,071

Spectrum ASA	59,215	182,796

Tanker Investments Ltd.(a)	136,057	1,368,519

Total		7,755,787

PAKISTAN 0.1%
DG Khan Cement Co., Ltd.	535,500	812,510

PANAMA —%
Banco Latinoamericano de Comercio Exterior SA, Class E	4,745	110,653

PERU 0.1%
Credicorp Ltd.	2,977	301,749

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
PHILIPPINES 0.1%
Metropolitan Bank & Trust Co.	262,852	392,753

Robinsons Retail Holdings, Inc.	236,600	294,761

Total		687,514

PORTUGAL —%
Banco Espirito Santo SA, Registered Shares(a)(b)(c)	641,287	20,841

PUERTO RICO —%
EVERTEC, Inc.	8,925	122,629

RUSSIAN FEDERATION 0.2%
Mail.ru Group Ltd., GDR(a)(e)	8,658	188,495

Sberbank of Russia PJSC, ADR	47,173	261,176

X5 Retail Group NV GDR, Registered Shares(a)(e)	23,240	429,940

Yandex NV, Class A(a)	10,157	136,307

Total		1,015,918

SINGAPORE 0.2%
DBS Group Holdings Ltd.	147,500	1,466,348

SOUTH AFRICA 0.3%
Aspen Pharmacare Holdings Ltd.	16,365	278,617

AVI Ltd.	79,065	396,707

Naspers Ltd., Class N	10,644	1,345,115

Total		2,020,439

SOUTH KOREA 0.9%
AMOREPACIFIC Corp.	646	220,190

Cuckoo Electronics Co., Ltd.	2,966	592,157

GS Home Shopping, Inc.	3,525	480,586

Hyundai Home Shopping Network Corp.	8,896	832,137

LF Corp.	27,668	600,464

LIG Nex1 Co., Ltd.	2,613	279,110

Lotte Chemical Corp.	1,364	317,237

Medy-Tox, Inc.	401	174,149

Samsung Electronics Co., Ltd.	1,282	1,240,275

Seegene, Inc.(a)	6,350	205,488

SK Telecom Co., Ltd.	2,075	363,979

Total		5,305,772

SPAIN 0.7%
Cellnex Telecom SAU	49,868	859,435

Endesa SA	66,566	1,288,669

Common Stocks (continued)
Issuer	Shares	Value ($)
Iberdrola SA	287,358	2,019,914

Total		4,168,018

SWEDEN 0.6%
Hemfosa Fastigheter AB	100,256	990,683

Nordea Bank AB	141,977	1,429,666

Saab AB, Class B	38,323	1,156,822

Total		3,577,171

SWITZERLAND 1.4%
Autoneum Holding AG	7,842	1,710,879

Forbo Holding AG, Registered Shares	738	783,247

Nestlé SA, Registered Shares	23,673	1,744,047

Novartis AG, Registered Shares	14,895	1,153,967

Roche Holding AG, Genusschein Shares	8,515	2,205,592

Wizz Air Holdings PLC(a)(e)	33,904	918,016

Total		8,515,748

TAIWAN 0.7%
Advanced Semiconductor Engineering, Inc.	197,000	211,612

Cathay Financial Holding Co., Ltd.	394,750	431,117

Cub Elecparts, Inc.	36,240	416,668

Eclat Textile Co., Ltd.	22,200	316,332

eMemory Technology, Inc.	27,000	314,466

Gigasolar Materials Corp.	10,400	210,977

Hota Industrial Manufacturing Co., Ltd.	62,000	260,597

Largan Precision Co., Ltd.	10,000	717,733

Taiwan Paiho., Ltd.	62,000	155,085

Taiwan Semiconductor Manufacturing Co., Ltd.	243,530	1,048,623

Voltronic Power Technology Corp.	6,000	93,340

Total		4,176,550

THAILAND 0.1%
Mega Lifesciences PCL, Foreign Registered Shares	594,500	265,139

Siam Commercial Bank PCL (The), Foreign Registered Shares	47,800	175,516

Thai Oil PCL, Foreign Registered Shares	210,600	382,234

Total		822,889

TURKEY 0.1%
Akbank TAS	93,900	229,469

Coca-Cola Icecek AS	17,081	189,779

Total		419,248

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
UNITED KINGDOM 3.3%
Aon PLC	20,825	1,829,060

AstraZeneca PLC	20,089	1,293,541

Aviva PLC	216,549	1,493,488

BHP Billiton PLC	53,575	520,220

BP PLC, ADR	49,154	1,591,115

Crest Nicholson Holdings PLC	148,890	1,217,556

DCC PLC	10,032	774,500

GlaxoSmithKline PLC	34,655	713,909

GW Pharmaceuticals PLC ADR(a)	4,470	224,215

HSBC Holdings PLC	233,679	1,648,026

Intermediate Capital Group PLC	108,238	902,290

John Wood Group PLC	180,995	1,673,001

LivaNova PLC(a)	3,105	173,818

Paysafe Group PLC(a)	357,886	2,061,965

Reckitt Benckiser Group PLC	11,757	1,045,680

Royal Dutch Shell PLC, Class B	131,607	2,867,444

Vodafone Group PLC	224,036	720,130

Total		20,749,958

UNITED STATES 23.0%
ACADIA Pharmaceuticals, Inc.(a)	1,745	36,104

Acorda Therapeutics, Inc.(a)	1,980	72,904

Aerie Pharmaceuticals, Inc.(a)	8,082	133,676

Aetna, Inc.	17,473	1,779,450

AG Mortgage Investment Trust, Inc.	2,310	27,096

Air Transport Services Group, Inc.(a)	10,250	99,732

Alder Biopharmaceuticals, Inc.(a)	1,975	47,756

Alexion Pharmaceuticals, Inc.(a)	5,721	834,866

Alkermes PLC(a)	14,439	462,192

Alon USA Energy, Inc.	4,875	61,328

Alphabet, Inc., Class A(a)	4,284	3,261,623

Alphabet, Inc., Class C(a)	4,551	3,381,165

Altria Group, Inc.	43,526	2,659,874

AMAG Pharmaceuticals, Inc.(a)	2,250	51,548

Amazon.com, Inc.(a)	5,754	3,377,598

American Assets Trust, Inc.	1,595	59,637

American Eagle Outfitters, Inc.	4,600	67,344

American Equity Investment Life Holding Co.	4,213	76,634

Amkor Technology, Inc.(a)	25,635	157,399

Anacor Pharmaceuticals, Inc.(a)	1,280	96,166

Analogic Corp.	1,890	139,992

Apollo Residential Mortgage, Inc.	4,135	44,865

Common Stocks (continued)
Issuer	Shares	Value ($)
Applied Industrial Technologies, Inc.	1,975	75,919

ArcBest Corp.	4,190	86,021

ARIAD Pharmaceuticals, Inc.(a)	5,990	30,070

Arlington Asset Investment Corp., Class A	10,415	115,606

Arrowhead Research Corp.(a)	32,747	113,960

Aspen Technology, Inc.(a)	5,200	168,688

Atento SA(a)	26,999	256,221

Banc of California, Inc.	8,345	126,009

Bank of New York Mellon Corp. (The)	48,721	1,764,675

Barnes Group, Inc.	900	29,259

BBCN Bancorp, Inc.	5,270	80,104

Benchmark Electronics, Inc.(a)	6,350	133,350

Berkshire Hathaway, Inc., Class B(a)	25,353	3,290,059

Biogen, Inc.(a)	3,454	943,149

BioMarin Pharmaceutical, Inc.(a)	6,190	458,184

BlackRock, Inc.	7,408	2,328,038

Bluebird Bio, Inc.(a)	4,254	175,945

BofI Holding, Inc.(a)	4,500	77,220

Bristol-Myers Squibb Co.	29,918	1,859,703

Cabot Microelectronics Corp.(a)	1,625	66,040

Cal-Maine Foods, Inc.	3,328	167,964

Cambrex Corp.(a)	3,584	124,150

Capella Education Co.	955	41,934

Carlisle Companies, Inc.	16,734	1,400,301

Cash America International, Inc.	5,280	158,083

Cato Corp. (The), Class A	3,671	148,051

Celgene Corp.(a)	10,877	1,091,181

Central Pacific Financial Corp.	7,425	155,554

Checkpoint Systems, Inc.	6,549	42,438

Chemed Corp.	135	18,943

Chemtura Corp.(a)	6,485	170,166

Chesapeake Utilities Corp.	2,210	139,164

Children’s Place, Inc. (The)	2,470	160,797

Cirrus Logic, Inc.(a)	800	27,776

Cisco Systems, Inc.	142,727	3,395,475

Citigroup, Inc.	65,670	2,796,229

Coach, Inc.	49,028	1,816,487

Cognizant Technology Solutions Corp., Class A(a)	7,991	505,910

Coherent, Inc.(a)	390	30,135

Comcast Corp., Class A	60,954	3,395,747

Commercial Metals Co.	5,098	70,964

Continental Building Product(a)	8,580	128,185

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Convergys Corp.	385	9,409

Cooper Tire & Rubber Co.	4,800	175,008

Coresite Realty Corp.	2,770	177,668

Cousins Properties, Inc.	3,400	29,308

Cowen Group, Inc., Class A(a)	18,620	53,253

Cracker Barrel Old Country Store, Inc.	1,365	179,129

CSG Systems International, Inc.	2,200	76,868

CubeSmart	6,930	216,840

Cubic Corp.	820	32,767

Curis, Inc.(a)	12,395	20,328

Customers Bancorp, Inc.(a)	5,080	127,508

CVS Health Corp.	35,238	3,403,638

CyrusOne, Inc.	2,095	77,201

CYS Investments, Inc.	22,720	156,541

Dana Holding Corp.	6,515	77,463

Dean Foods Co.	8,985	179,520

Delta Air Lines, Inc.	41,584	1,841,755

Deluxe Corp.	3,375	188,662

Denny’s Corp.(a)	12,930	121,154

DHI Group, Inc.(a)	11,110	103,434

Diodes, Inc.(a)	6,705	128,267

DISH Network Corp., Class A(a)	26,214	1,265,350

Dun & Bradstreet Corp. (The)	11,206	1,102,895

DuPont Fabros Technology, Inc.	5,380	178,455

Dynavax Technologies Corp.(a)	3,930	94,674

EarthLink Holdings Corp.	20,785	123,047

Eastman Chemical Co.	31,371	1,920,219

Edison International	22,840	1,411,512

Electronic Arts, Inc.(a)	24,936	1,609,494

EMCOR Group, Inc.	3,975	181,657

Employers Holdings, Inc.	2,010	50,069

EnerSys	2,875	139,236

Entegris, Inc.(a)	1,800	20,988

EOG Resources, Inc.	22,608	1,605,620

Express Scripts Holding Co.(a)	25,911	1,862,224

Exxon Mobil Corp.	56,380	4,389,183

Facebook, Inc., Class A(a)	30,819	3,458,200

First BanCorp(a)	17,205	44,733

First NBC Bank Holding Co.(a)	4,415	138,587

Flagstar Bancorp, Inc.(a)	4,850	90,452

Flex Pharma, Inc.(a)	29,193	242,886

General Cable Corp.	10,980	128,686

General Communication, Inc., Class A(a)	6,980	126,478

Gigamon, Inc.(a)	3,575	93,486

Common Stocks (continued)
Issuer	Shares	Value ($)
Global Brass & Copper Holdings, Inc.	3,560	73,728

Gray Television, Inc.(a)	3,875	50,956

Guess?, Inc.	3,100	57,474

Hawaiian Holdings, Inc.(a)	2,525	88,905

HCI Group, Inc.	1,280	42,560

Helen of Troy Ltd.(a)	1,680	150,142

Heritage Insurance Holdings, Inc.	7,760	153,803

Hersha Hospitality Trust	2,200	38,654

Hilltop Holdings, Inc.(a)	1,420	22,677

Home Depot, Inc. (The)	30,209	3,799,084

HomeStreet, Inc.(a)	4,295	87,962

Honeywell International, Inc.	27,400	2,827,680

IDACORP, Inc.	2,220	154,490

INC Research Holdings, Inc. Class A(a)	3,321	139,914

Incyte Corp.(a)	1,371	96,738

Infinity Pharmaceuticals, Inc.(a)	7,880	48,935

Ingles Markets, Inc., Class A	650	24,934

Innophos Holdings, Inc.	1,575	42,068

Innospec, Inc.	3,300	164,505

Insight Enterprises, Inc.(a)	2,400	56,712

Insmed, Inc.(a)	8,971	118,417

Insperity, Inc.	195	8,761

Insys Therapeutics, Inc.(a)	2,515	43,635

Interface, Inc.	2,125	35,891

International Bancshares Corp.	5,210	120,820

Isle of Capri Casinos, Inc.(a)	3,400	43,044

j2 Global, Inc.	1,440	104,414

Jack in the Box, Inc.	2,365	183,619

JPMorgan Chase & Co.	67,106	3,992,807

Kadant, Inc.	2,635	102,264

KCG Holdings, Inc., Class A(a)	5,400	55,188

Keryx Biopharmaceuticals, Inc.(a)	14,220	50,197

Laboratory Corp. of America Holdings(a)	14,395	1,617,278

Lam Research Corp.	31,425	2,256,001

LHC Group, Inc.(a)	1,130	42,850

Lockheed Martin Corp.	9,938	2,096,918

LogMeIn, Inc.(a)	2,915	152,280

Luxoft Holding, Inc.(a)	3,696	277,496

Mack-Cali Realty Corp.	6,450	134,095

Macquarie Infrastructure Corp.	1,600	107,296

Magellan Health, Inc.(a)	2,733	155,781

Maiden Holdings Ltd.	10,875	139,200

Marriott Vacations Worldwide Corp.	2,405	118,783

MasterCard, Inc., Class A	24,126	2,147,938

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materion Corp.	4,465	109,348

Matson, Inc.	4,205	169,924

Merit Medical Systems, Inc.(a)	9,450	156,397

MGIC Investment Corp.(a)	23,485	155,471

Microsoft Corp.(f)	107,901	5,944,266

Molina Healthcare, Inc.(a)	3,016	165,609

Moog, Inc., Class A(a)	3,045	141,075

Movado Group, Inc.	5,290	135,953

MRC Global, Inc.(a)	6,900	69,345

MTS Systems Corp.	450	24,030

Mueller Industries, Inc.	5,290	134,630

Nelnet, Inc., Class A	4,095	132,965

NETGEAR, Inc.(a)	4,165	155,646

Neurocrine Biosciences, Inc.(a)	1,695	72,122

NeuStar, Inc., Class A(a)	7,110	174,764

New Jersey Resources Corp.	4,225	148,804

Nexstar Broadcasting Group, Inc., Class A	3,060	138,343

Northrop Grumman Corp.	9,677	1,790,826

Novavax, Inc.(a)	40,998	211,140

Oil States International, Inc.(a)	3,280	92,594

Opus Bank	650	21,444

Orthofix International NV(a)	3,760	148,407

Outerwall, Inc.	4,110	138,918

Owens & Minor, Inc.	615	21,310

Oxford Industries, Inc.	2,595	181,287

Palo Alto Networks, Inc.(a)	8,400	1,255,716

Papa John’s International, Inc.	120	5,730

PAREXEL International Corp.(a)	1,100	70,356

PDC Energy, Inc.(a)	3,405	193,642

PepsiCo, Inc.	35,179	3,493,275

Pernix Therapeutics Holdings, Inc.(a)	9,395	20,481

PetMed Express, Inc.	4,945	89,109

PG&E Corp.	49,194	2,701,243

PharMerica Corp.(a)	2,025	60,122

Philip Morris International, Inc.	41,424	3,728,574

Plantronics, Inc.	495	22,191

Polycom, Inc.(a)	9,460	96,397

Portola Pharmaceuticals, Inc.(a)	580	19,157

Progress Software Corp.(a)	2,200	56,958

Public Storage	8,199	2,078,938

Puma Biotechnology, Inc.(a)	1,926	80,391

Quad/Graphics, Inc.	11,105	111,938

Radian Group, Inc.	13,050	131,283

Common Stocks (continued)
Issuer	Shares	Value ($)
RealPage, Inc.(a)	4,000	77,160

Red Hat, Inc.(a)	22,342	1,565,057

RetailMeNot, Inc.(a)	16,905	153,835

REX American Resources Corp.(a)	3,017	161,198

RPX Corp.(a)	12,415	143,766

Ruth’s Hospitality Group, Inc.	3,605	58,581

Ryman Hospitality Properties, Inc.	3,615	169,724

Sanderson Farms, Inc.	2,180	177,060

Schlumberger Ltd.	29,934	2,163,330

Shenandoah Telecommunications Co.	3,820	87,784

Silicon Laboratories, Inc.(a)	850	38,760

Simon Property Group, Inc.	10,990	2,047,217

SJW Corp.	3,130	102,038

Southwest Gas Corp.	3,050	179,431

Sovran Self Storage, Inc.	1,805	203,387

Spark Therapeutics, Inc.(a)	2,445	68,876

Stillwater Mining Co.(a)	67,207	440,206

STORE Capital Corp.	6,440	159,648

Sturm Ruger & Co., Inc.	2,775	163,309

Sucampo Pharmaceuticals, Inc., Class A(a)	9,110	115,241

Summit Hotel Properties, Inc.	12,850	130,427

Sunstone Hotel Investors, Inc.	14,239	169,161

SUPERVALU, Inc.(a)	9,210	41,906

Sykes Enterprises, Inc.(a)	4,750	139,840

SYNNEX Corp.	2,000	167,900

Syntel, Inc.(a)	500	23,670

Tech Data Corp.(a)	2,725	170,040

TESARO, Inc.(a)	3,492	120,614

Thermo Fisher Scientific, Inc.	19,983	2,638,955

TJX Companies, Inc. (The)	31,245	2,225,894

Triple-S Management Corp., Class B(a)	5,575	124,267

Ultragenyx Pharmaceutical, Inc.(a)	2,971	166,822

United Parcel Service, Inc., Class B	22,264	2,075,005

Universal Corp.	1,000	54,730

Universal Display Corp.(a)	4,823	236,809

Universal Insurance Holdings, Inc.	7,603	142,480

US Concrete, Inc.(a)	1,650	75,042

Usana Health Sciences, Inc.(a)	1,010	128,169

VASCO Data Security International, Inc.(a)	3,900	60,450

Veeco Instruments, Inc.(a)	1,400	26,096

Vertex Pharmaceuticals, Inc.(a)	10,325	936,994

vTv Therapeutics, Inc., Class A(a)	3,867	28,036

Wabash National Corp.(a)	14,105	156,001

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Walker & Dunlop, Inc.(a)	5,955	142,682

Washington Federal, Inc.	7,405	158,097

Web.com Group, Inc.(a)	7,740	145,744

WellCare Health Plans, Inc.(a)	855	64,963

Wells Fargo & Co.	63,170	3,173,029

West Corp.	2,115	38,303

Western Refining, Inc.	1,925	63,333

WGL Holdings, Inc.	590	39,406

Wolverine World Wide, Inc.	8,860	149,823

Xcerra Corp.(a)	14,370	78,748

Xylem, Inc.	47,477	1,706,798

Zagg, Inc.(a)	2,100	19,362

Total		143,918,872

Total Common Stocks
(Cost: $301,230,853)		298,521,261

Preferred Stocks 0.1%
GERMANY 0.1%
Henkel AG & Co. KGaA	6,601	701,367

SOUTH KOREA —%
Samsung Electronics Co., Ltd.	240	201,902

Total Preferred Stocks
(Cost: $958,911)		903,269

Convertible Preferred Stocks 1.4%
IRELAND 0.3%
Allergan PLC, 5.500%	2,470	2,342,276

ISRAEL 0.1%
Teva Pharmaceutical Industries Ltd., 7.000%	580	566,567

UNITED STATES 1.0%
A. Schulman, Inc., 6.000%	150	108,303

AMG Capital Trust II, 5.150%	4,500	225,000

Alere, Inc., 3.000%	450	115,740

Alexandria Real Estate Equities, Inc., 7.000%	10,000	275,000

American Tower Corp., 5.250%	1,845	182,950

American Tower Corp., 5.500%	1,800	177,750

Anadarko Petroleum Corp., 7.500%	3,100	85,405

Anthem, Inc., 5.250%	6,000	264,540

Bank of America Corp., 7.250%	350	383,978

Bunge Ltd., 4.875%	2,500	217,006

Convertible Preferred Stocks (continued)
Issuer	Shares	Value ($)
Chesapeake Energy Corp., 5.750%(e)	480	64,500

Cowen Group, Inc., 5.625%(b)(e)	140	78,138

Crown Castle International Corp., 4.500%	2,420	256,496

Frontier Communications Corp., 11.125%	2,400	214,512

Kinder Morgan, Inc., 9.750%	3,500	151,025

NextEra Energy, Inc., 6.371%	7,500	413,250

Penn Virginia Corp., 6.000%(e)	1,150	524

Southwestern Energy Co., 6.250%	5,000	102,000

T-Mobile USA, Inc., 5.500%	3,000	207,060

Tyson Foods, Inc., 4.750%	36,200	2,173,448

Welltower, Inc., 5.510%	4,300	244,068

Weyerhaeuser Co., 6.375%	4,800	219,984

Total		6,160,677

Total Convertible Preferred Stocks
(Cost: $9,999,231)		9,069,520

Corporate Bonds & Notes 9.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAZIL 0.1%
Vale Overseas Ltd.
11/21/36	6.875%	500,000	315,490

CANADA 0.4%
BC ULC/New Red Finance, Inc.(e)
01/15/22	4.625%	151,000	151,755
04/01/22	6.000%	59,000	61,581

Concordia Healthcare Corp.(e)
04/15/23	7.000%	35,000	30,450

MDC Partners, Inc.(e)
04/01/20	6.750%	122,000	120,932

NOVA Chemicals Corp.(e)
08/01/23	5.250%	77,000	75,364
05/01/25	5.000%	92,000	86,250

Quebecor Media, Inc.
01/15/23	5.750%	96,000	96,600

Rogers Communications, Inc.
12/15/25	3.625%	470,000	466,958

Teck Resources Ltd.
02/01/43	5.400%	750,000	337,500

TransAlta Corp.
06/03/17	1.900%	500,000	469,022

Valeant Pharmaceuticals International, Inc.(e)
03/01/23	5.500%	35,000	30,888
05/15/23	5.875%	108,000	96,660
04/15/25	6.125%	384,000	345,120

Videotron Ltd.
07/15/22	5.000%	191,000	192,671

Total			2,561,751

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FRANCE —%
Numericable-SFR(e)
05/15/22	6.000%	196,000	193,060

GERMANY 0.2%
Deutsche Bank AG
08/20/20	2.950%	750,000	747,314

Unitymedia Hessen GmbH & Co. KG NRW(e)
01/15/25	5.000%	312,000	311,220

Total			1,058,534

GUATEMALA —%
Agromercantil Senior Trust(e)
04/10/19	6.250%	104,000	103,844

IRELAND 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	75,000	73,875
05/15/21	4.500%	851,000	833,980
10/01/21	5.000%	417,000	417,000

Allegion PLC
09/15/23	5.875%	32,000	33,040

Ardagh Packaging Finance PLC/Holdings USA, Inc.(e)
01/31/21	6.750%	76,000	72,010

Grifols Worldwide Operations Ltd.
04/01/22	5.250%	189,000	191,854

Total			1,621,759

ITALY 0.1%
Telecom Italia SpA(e)
05/30/24	5.303%	104,000	101,660

Wind Acquisition Finance SA(e)
04/30/20	6.500%	36,000	37,080
07/15/20	4.750%	104,000	102,180
04/23/21	7.375%	62,000	58,939

Total			299,859

LUXEMBOURG —%
INEOS Group Holdings SA(e)
08/15/18	6.125%	11,000	10,986
02/15/19	5.875%	71,000	69,048

Intelsat Jackson Holdings SA
10/15/20	7.250%	218,000	187,480

Intelsat Luxembourg SA
06/01/23	8.125%	50,000	20,625

Total			288,139

MEXICO —%
Cemex SAB de CV(e)
01/15/21	7.250%	300,000	285,300

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NETHERLANDS 0.1%
NXP BV/Funding LLC(e)
06/01/18	3.750%	130,000	130,845
06/15/22	4.625%	51,000	49,597
03/15/23	5.750%	35,000	35,722

Playa Resorts Holding BV(e)
08/15/20	8.000%	123,000	125,460

Schaeffler Finance BV(e)
05/15/21	4.250%	152,000	150,860

Schaeffler Holding Finance BV PIK(e)
08/15/18	6.875%	194,000	199,335

Sensata Technologies BV(e)
10/01/25	5.000%	96,000	92,400

Total			784,219

RUSSIAN FEDERATION 0.1%
Lukoil International Finance BV(e)
11/09/20	6.125%	355,000	361,656

UKRAINE —%
MHP SA(e)
04/02/20	8.250%	200,000	171,000

UNITED KINGDOM 0.2%
Barclays PLC
01/12/26	4.375%	700,000	705,347

Intelsat Jackson Holdings SA
04/01/21	7.500%	11,000	9,405

Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%	59,000	59,230

Virgin Media Finance PLC(e)
01/15/25	5.750%	134,000	132,660

Virgin Media Secured Finance PLC(e)
01/15/26	5.250%	251,000	248,490

Total			1,155,132

UNITED STATES 8.2%
21st Century Fox America, Inc.
10/15/45	4.950%	320,000	308,470

ADT Corp. (The)
07/15/22	3.500%	55,000	49,638

AES Corp. (The)
07/01/21	7.375%	87,000	89,610

AMC Entertainment, Inc.
06/15/25	5.750%	52,000	52,975

AMC Networks, Inc.
07/15/21	7.750%	12,000	12,705
12/15/22	4.750%	102,000	101,490

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
APX Group, Inc.
12/01/19	6.375%	199,000	190,294
12/01/20	8.750%	73,000	58,583

AT&T, Inc.
06/15/44	4.800%	500,000	444,218

AT&T, Inc.(g)
02/17/23	3.600%	1,000,000	999,250
02/17/26	4.125%	610,000	609,597
02/15/47	5.650%	1,000,000	997,660

Acadia Healthcare Co., Inc.
07/01/22	5.125%	17,000	15,725
02/15/23	5.625%	22,000	20,735

Activision Blizzard, Inc.(e)
09/15/21	5.625%	360,000	378,000

Aircastle Ltd.
03/15/21	5.125%	86,000	84,925
02/15/22	5.500%	31,000	30,845

Alabama Power Co.
01/02/46	4.300%	415,000	425,630

Alere, Inc.(e)
07/01/23	6.375%	46,000	43,470

Allegion US Holding Co., Inc.
10/01/21	5.750%	59,000	61,360

Alliance Data Systems Corp.(e)
04/01/20	6.375%	244,000	247,050
08/01/22	5.375%	78,000	73,905

Alliant Holdings I LP(e)
08/01/23	8.250%	6,000	5,250

Ally Financial, Inc.
02/13/22	4.125%	103,000	100,425
05/19/22	4.625%	381,000	381,000
09/30/24	5.125%	32,000	32,440
03/30/25	4.625%	127,000	123,507
Subordinated
11/20/25	5.750%	264,000	263,340

Altice US Finance I Corp.(e)
07/15/23	5.375%	118,000	118,590

American Axle & Manufacturing, Inc.
02/15/19	5.125%	85,000	83,619

American Builders & Contractors Supply Co., Inc.(e)
04/15/21	5.625%	84,000	85,575
12/15/23	5.750%	140,000	142,625

Amsted Industries, Inc.(e)
03/15/22	5.000%	25,000	24,750

Amsurg Corp.
07/15/22	5.625%	114,000	114,427

Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	65,000	68,900

Angus Chemical Co.(e)
02/15/23	8.750%	57,000	53,936

Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	1,275,000	1,294,070
02/01/36	4.700%	1,240,000	1,256,264

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Antero Resources Corp.
12/01/22	5.125%	65,000	54,763

Aramark Services, Inc.
03/15/20	5.750%	60,000	62,252

Aramark Services, Inc.(e)
01/15/24	5.125%	132,000	136,290

ArcelorMittal(h)
03/01/21	6.500%	115,000	93,437

Arizona Public Service Co.
11/15/45	4.350%	135,000	142,430

Asbury Automotive Group, Inc.
12/15/24	6.000%	34,000	33,235

Asbury Automotive Group, Inc.(e)
12/15/24	6.000%	24,000	23,460

Ashland, Inc.
04/15/18	3.875%	150,000	153,750

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(e)
05/01/21	7.375%	88,000	91,960

BAE Systems Holdings, Inc.(e)
12/15/25	3.850%	1,000,000	1,009,758

Ball Corp.
12/15/20	4.375%	187,000	193,545

Beacon Roofing Supply, Inc.(e)
10/01/23	6.375%	112,000	115,500

Berry Plastics Corp.
05/15/22	5.500%	155,000	154,612
07/15/23	5.125%	80,000	78,000

Berry Plastics Corp.(e)
10/15/22	6.000%	48,000	49,080

Boston Properties LP
02/01/26	3.650%	725,000	732,509

Boyd Gaming Corp.
05/15/23	6.875%	94,000	95,410

Building Materials Corp. of America(e)
10/15/25	6.000%	76,000	77,520

CB Richard Ellis Services, Inc.
03/15/25	5.250%	100,000	103,305

CBRE Services, Inc.
03/15/23	5.000%	94,000	94,817

CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	40,000	40,500

CCO Holdings LLC/Capital Corp.(e)
05/01/23	5.125%	10,000	10,000
05/01/25	5.375%	309,000	305,910
05/01/27	5.875%	30,000	29,550

CCOH Safari LLC(e)
02/15/26	5.750%	125,000	124,296

CHS/Community Health Systems, Inc.
08/01/21	5.125%	116,000	115,130
02/01/22	6.875%	125,000	113,125

CIT Group, Inc.
03/15/18	5.250%	123,000	127,074
08/01/23	5.000%	160,000	159,900

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIT Group, Inc.(e)
02/15/19	5.500%	119,000	123,165

CMS Energy Corp.
11/15/25	3.600%	95,000	96,276

CSC Holdings LLC
02/15/19	8.625%	101,000	107,565
06/01/24	5.250%	68,000	60,010

CSX Corp.
03/15/18	6.250%	500,000	546,250

Cable One, Inc.(e)
06/15/22	5.750%	28,000	28,280

CalAtlantic Group, Inc.
12/15/21	6.250%	77,000	81,235
11/15/24	5.875%	128,000	132,800

Calpine Corp.(e)
01/15/22	6.000%	58,000	60,030

Capsugel SA PIK(e)
05/15/19	7.000%	20,000	19,500

Carrizo Oil & Gas, Inc.
04/15/23	6.250%	126,000	88,042

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/24	5.375%	56,000	56,280

Celanese U.S. Holdings LLC
06/15/21	5.875%	181,000	191,860

Centene Corp.
05/15/22	4.750%	117,000	112,320

Centene Escrow Corp.(e)(g)
02/15/21	5.625%	59,000	60,033
02/15/24	6.125%	86,000	88,365

CenturyLink, Inc.
06/15/21	6.450%	157,000	152,978
03/15/22	5.800%	25,000	23,125
12/01/23	6.750%	35,000	33,119

Cequel Communications Holdings I LLC/Capital Corp.(e)
09/15/20	6.375%	47,000	45,414
12/15/21	5.125%	36,000	32,400
12/15/21	5.125%	150,000	135,000
07/15/25	7.750%	33,000	30,195

Chemours Co. LLC (The)(e)
05/15/23	6.625%	145,000	88,812
05/15/25	7.000%	98,000	59,780

Choice Hotels International, Inc.
07/01/22	5.750%	106,000	111,830

Concho Resources, Inc.
10/01/22	5.500%	407,000	366,300

Constellation Brands, Inc.
11/15/19	3.875%	62,000	63,860
11/15/24	4.750%	180,000	187,875
12/01/25	4.750%	73,000	75,373

ConvaTec Finance International SA Junior Subordinated PIK(e)
01/15/19	8.250%	40,000	35,600

Corrections Corp. of America
10/15/22	5.000%	25,000	25,344

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crestwood Midstream Partners LP/Finance Corp.(e)
04/01/23	6.250%	40,000	24,300

Crown Castle International Corp.
04/15/22	4.875%	276,000	289,714

CrownRock LP/Finance, Inc.(e)
02/15/23	7.750%	177,000	157,530

CyrusOne LP/Finance Corp.
11/15/22	6.375%	92,000	93,380

D.R. Horton, Inc.
02/15/20	4.000%	37,000	37,463
09/15/22	4.375%	26,000	25,870

DISH DBS Corp.
06/01/21	6.750%	196,000	199,920
07/15/22	5.875%	172,000	161,895
11/15/24	5.875%	26,000	23,173

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	243,000	251,505
07/15/24	5.125%	31,000	31,174

Diamondback Energy, Inc.
10/01/21	7.625%	17,000	16,915

DigitalGlobe, Inc.(e)
02/01/21	5.250%	62,000	54,250

Dollar Tree, Inc.(e)
03/01/23	5.750%	128,000	134,880

Dominion Resources, Inc.
10/01/25	3.900%	65,000	65,730

E*TRADE Financial Corp.
11/15/22	5.375%	141,000	148,402
09/15/23	4.625%	220,000	216,700

ERAC U.S.A. Finance LLC(e)
11/01/25	3.800%	640,000	638,730

Eco Services Operations LLC/Finance Corp.(e)
11/01/22	8.500%	51,000	44,370

Emdeon, Inc.(e)
02/15/21	6.000%	103,000	95,790

Endo Finance LLC/Finco, Inc.(e)
02/01/25	6.000%	230,000	227,153

Energy Transfer Equity LP
06/01/27	5.500%	214,000	151,940

Energy Transfer Partners LP
03/15/45	5.150%	750,000	513,712

Entegris, Inc.(e)
04/01/22	6.000%	128,000	129,920

Equinix, Inc.
01/01/22	5.375%	76,000	79,040
04/01/23	5.375%	128,000	132,480
01/15/26	5.875%	82,000	84,870

ExamWorks Group, Inc.
04/15/23	5.625%	26,000	26,127

First Data Corp.(e)
11/01/20	6.750%	122,000	128,405
08/15/23	5.375%	186,000	189,720
12/01/23	7.000%	166,000	167,245
01/15/24	5.750%	385,000	382,112

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Transmission LLC(e)
07/15/44	5.450%	500,000	522,494

Florida East Coast Holdings Corp.(e)
05/01/19	6.750%	26,000	23,790

Ford Motor Credit Co. LLC
01/08/19	2.943%	1,090,000	1,092,364

Fresenius Medical Care U.S. Finance II, Inc.(e)
01/31/22	5.875%	262,000	283,615
10/15/24	4.750%	14,000	14,070

Frontier Communications Corp.
07/01/21	9.250%	101,000	97,465
01/15/25	6.875%	82,000	65,190

Frontier Communications Corp.(e)
09/15/20	8.875%	22,000	22,083
09/15/22	10.500%	48,000	46,680
09/15/25	11.000%	345,000	332,494

GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	190,000	190,926
11/01/23	5.375%	64,000	61,280

Group 1 Automotive, Inc.
06/01/22	5.000%	28,000	26,635

Group 1 Automotive, Inc.(e)
12/15/23	5.250%	31,000	29,140

HCA Holdings, Inc. Junior Subordinated
02/15/21	6.250%	302,000	318,610

HCA, Inc.
03/15/22	5.875%	88,000	94,380
03/15/24	5.000%	100,000	101,250
02/01/25	5.375%	303,000	306,409
04/15/25	5.250%	80,000	82,000

HD Supply, Inc.
07/15/20	7.500%	183,000	190,320
07/15/20	11.500%	137,000	151,042

HD Supply, Inc.(e)
12/15/21	5.250%	122,000	125,507

HUB International Ltd.(e)
10/01/21	7.875%	326,000	286,065

HUB International Ltd.(e)(g)
02/15/21	9.250%	27,000	27,608

Halliburton Co.
11/15/45	5.000%	575,000	512,722

HealthSouth Corp.(e)
11/01/24	5.750%	23,000	22,703
09/15/25	5.750%	14,000	13,577

Hiland Partners LP/Finance Corp.(e)
10/01/20	7.250%	98,000	97,020

Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	180,000	185,400

Hologic, Inc.(e)
07/15/22	5.250%	72,000	74,520

Hub Holdings LLC/Finance, Inc. PIK(e)
07/15/19	8.125%	15,000	12,750

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hughes Satellite Systems Corp.
06/15/19	6.500%	50,000	54,750

Huntington Ingalls Industries, Inc.(e)
12/15/21	5.000%	130,000	134,225
11/15/25	5.000%	14,000	14,420

Huntsman International LLC(e)
11/15/22	5.125%	43,000	36,980

IHS, Inc.
11/01/22	5.000%	186,000	186,000

IMS Health, Inc.(e)
11/01/20	6.000%	107,000	110,531

Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	60,000	53,625

Infor US, Inc.(e)
08/15/20	5.750%	15,000	15,113

International Game Technology PLC(e)
02/15/22	6.250%	91,000	87,587

International Lease Finance Corp.
05/15/19	6.250%	138,000	144,555
12/15/20	8.250%	159,000	181,260

Interval Acquisition Corp.(e)
04/15/23	5.625%	190,000	189,050

Iron Mountain, Inc.(e)
10/01/20	6.000%	100,000	106,500

Jaguar Holding Co. II/Pharmaceutical Product Development LLC(e)
08/01/23	6.375%	174,000	171,390

Jarden Corp.(e)
11/15/23	5.000%	23,000	23,633

Kinder Morgan Energy Partners LP
02/15/18	5.950%	108,000	109,646
11/01/42	4.700%	500,000	349,541

Kinder Morgan, Inc.
09/15/20	6.500%	166,000	166,227

Kosmos Energy Ltd.(e)
08/01/21	7.875%	300,000	222,750

L Brands, Inc.
04/01/21	6.625%	172,000	191,350

LTF Merger Sub, Inc.(e)
06/15/23	8.500%	79,000	74,655

Lamar Media Corp.(e)
02/01/26	5.750%	28,000	28,840

Laredo Petroleum, Inc.
01/15/22	5.625%	10,000	7,100
05/01/22	7.375%	115,000	85,387
03/15/23	6.250%	216,000	155,520

Lennar Corp.
11/15/19	4.500%	148,000	152,070

Level 3 Communications, Inc.
12/01/22	5.750%	50,000	51,500

Level 3 Financing, Inc.
01/15/21	6.125%	88,000	92,180
08/15/22	5.375%	204,000	207,060

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.(e)
01/15/24	5.375%	15,000	15,150

LifePoint Health, Inc.
12/01/21	5.500%	150,000	152,250

Lockheed Martin Corp.
05/15/36	4.500%	460,000	477,024
05/15/46	4.700%	315,000	332,898

MEDNAX, Inc.(e)
12/01/23	5.250%	182,000	186,550

MGM Resorts International
03/01/18	11.375%	140,000	160,300
10/01/20	6.750%	48,000	49,920
03/15/23	6.000%	154,000	153,519

MPH Acquisition Holdings LLC(e)
04/01/22	6.625%	132,000	132,330

MPLX LP(e)
02/15/23	5.500%	200,000	166,204
07/15/23	4.500%	38,000	29,757
12/01/24	4.875%	162,000	126,438

MSCI, Inc.(e)
11/15/24	5.250%	110,000	113,437
08/15/25	5.750%	73,000	77,198

Macys Retail Holdings, Inc.
01/15/21	3.450%	775,000	767,830

Mallinckrodt International Finance SA/CB LLC(e)
10/15/23	5.625%	54,000	50,625
04/15/25	5.500%	22,000	19,580

Marathon Petroleum Corp.
12/15/45	5.850%	1,000,000	855,120

McDonald’s Corp.
12/09/45	4.875%	555,000	560,678

Meritage Homes Corp.
04/01/22	7.000%	253,000	259,325

Microsemi Corp.(e)
04/15/23	9.125%	78,000	82,095

Molina Healthcare, Inc.(e)
11/15/22	5.375%	186,000	185,535

Monitronics International, Inc.
04/01/20	9.125%	58,000	45,965

NCR Corp.
12/15/21	5.875%	47,000	46,178

NRG Energy, Inc.
07/15/22	6.250%	115,000	94,875
05/01/24	6.250%	18,000	14,355

NRG Yield Operating LLC
08/15/24	5.375%	206,000	173,040

National Financial Partners Corp.(e)
07/15/21	9.000%	18,000	16,200

Navient Corp.
01/15/19	5.500%	40,000	37,500
10/26/20	5.000%	30,000	25,950
01/25/22	7.250%	33,000	29,370
03/25/24	6.125%	47,000	38,599
10/25/24	5.875%	92,000	72,910

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neptune Finco Corp.(e)
01/15/23	10.125%	256,000	270,720
10/15/25	6.625%	104,000	107,250
10/15/25	10.875%	57,000	60,491

Netflix, Inc.(e)
02/15/22	5.500%	212,000	218,360
02/15/25	5.875%	186,000	191,812

Nielsen Finance LLC/Co.
10/01/20	4.500%	74,000	75,064

Nielsen Finance LLC/Co.(e)
04/15/22	5.000%	25,000	25,219

Noble Holding International Ltd.
03/15/42	5.250%	250,000	100,000
04/01/45	6.950%	675,000	298,687

Nortek, Inc.
04/15/21	8.500%	91,000	93,957

OneMain Financial Holdings, Inc.(e)
12/15/19	6.750%	28,000	27,580
12/15/21	7.250%	130,000	128,700

Outfront Media Capital LLC/Corp.
02/15/22	5.250%	31,000	31,698
02/15/24	5.625%	40,000	40,900
03/15/25	5.875%	147,000	148,837

PQ Corp.(e)
11/01/18	8.750%	401,000	372,930

Parsley Energy LLC/Finance Corp.(e)
02/15/22	7.500%	147,000	141,120

Penn National Gaming, Inc.
11/01/21	5.875%	18,000	17,415

Penske Automotive Group, Inc.
12/01/24	5.375%	87,000	84,390

Pinnacle Entertainment, Inc.
08/01/21	6.375%	64,000	67,840

Pinnacle Foods Finance LLC/Corp.(e)
01/15/24	5.875%	108,000	111,780

Plastipak Holdings, Inc.(e)
10/01/21	6.500%	156,000	149,370

Platform Specialty Products Corp.(e)
05/01/21	10.375%	32,000	29,840

Post Holdings, Inc.
02/15/22	7.375%	16,000	16,860

Post Holdings, Inc.(e)
12/15/22	6.000%	70,000	69,475
03/15/24	7.750%	126,000	134,190

Procter & Gamble Co. (The)(g)
02/02/21	1.850%	310,000	311,248

Provident Funding Associates LP/Finance Corp.(e)
06/15/21	6.750%	194,000	184,785

Qualitytech LP/Finance Corp.
08/01/22	5.875%	39,000	39,585

Quicken Loans, Inc.(e)
05/01/25	5.750%	63,000	59,141

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quintiles Transnational Corp.(e)
05/15/23	4.875%	52,000	52,650

RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	75,000	74,719

RSI Home Products, Inc.(e)
03/15/23	6.500%	75,000	77,063

RSP Permian, Inc.
10/01/22	6.625%	174,000	154,860

RSP Permian, Inc.(e)
10/01/22	6.625%	37,000	32,930

Range Resources Corp.(e)
05/15/25	4.875%	63,000	51,030

Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	221,000	221,276
02/15/21	6.875%	157,000	162,495

Reynolds Group Issuer, Inc./LLC(h)
02/15/21	8.250%	78,000	72,735

Rite Aid Corp.
03/15/20	9.250%	49,000	51,634

Rite Aid Corp.(e)
04/01/23	6.125%	125,000	131,875

Riverbed Technology, Inc.(e)
03/01/23	8.875%	83,000	75,841

SBA Telecommunications, Inc.
07/15/20	5.750%	216,000	224,100

SM Energy Co.
06/01/25	5.625%	64,000	34,240

Sabine Pass Liquefaction LLC
03/01/25	5.625%	141,000	121,260

Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	128,000	133,600
12/01/25	5.625%	19,000	19,618

Scientific Games International, Inc.
12/01/22	10.000%	122,000	84,790

Scientific Games International, Inc.(e)
01/01/22	7.000%	159,000	149,460

Scotts Miracle-Gro Co. (The)(e)
10/15/23	6.000%	181,000	189,145

Sempra Energy
11/15/20	2.850%	330,000	328,943

Serta Simmons Bedding LLC(e)
10/01/20	8.125%	180,000	184,275

Signode Industrial Group Luxembourg SA/US, Inc.(e)
05/01/22	6.375%	25,000	20,750

Sirius XM Radio, Inc.(e)
04/15/25	5.375%	116,000	115,420

Spectrum Brands, Inc.
11/15/22	6.625%	178,000	189,570

Spectrum Brands, Inc.(e)
12/15/24	6.125%	211,000	219,440
07/15/25	5.750%	55,000	56,375

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
12/15/17	6.900%	39,000	39,780
06/01/20	6.000%	36,000	32,850
10/01/21	7.750%	90,000	84,600

Springs Industries, Inc.
06/01/21	6.250%	56,000	55,580

Sprint Communications, Inc.
11/15/22	6.000%	115,000	77,338

Sprint Communications, Inc.(e)
03/01/20	7.000%	446,000	428,160

Sprint Corp.
09/15/21	7.250%	130,000	93,600
06/15/24	7.125%	132,000	89,100
02/15/25	7.625%	32,000	21,860

Sterigenics-Nordion Holdings LLC(e)
05/15/23	6.500%	100,000	95,625

Surgical Care Affiliates, Inc.(e)
04/01/23	6.000%	27,000	26,055

Synchrony Financial
01/15/19	2.600%	490,000	489,264

T-Mobile USA, Inc.
04/28/21	6.633%	174,000	179,872
01/15/22	6.125%	34,000	34,595
03/01/23	6.000%	303,000	304,666
01/15/24	6.500%	23,000	23,230
03/01/25	6.375%	16,000	16,040
01/15/26	6.500%	122,000	122,000

Talen Energy Supply LLC
06/01/25	6.500%	59,000	40,120

Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	90,000	84,037
11/15/19	4.125%	33,000	27,720
05/01/23	5.250%	3,000	2,325
11/15/23	4.250%	73,000	53,290

Targa Resources Partners LP/Finance Corp.(e)
03/15/24	6.750%	132,000	108,900

Taylor Morrison Communities, Inc./Monarch, Inc.(e)
04/15/21	5.250%	61,000	57,340
04/15/23	5.875%	16,000	14,960

Tempur Sealy International, Inc.
12/15/20	6.875%	77,000	81,042

Tempur Sealy International, Inc.(e)
10/15/23	5.625%	115,000	117,300

Tenet Healthcare Corp.
06/01/20	4.750%	165,000	166,650
04/01/21	4.500%	155,000	151,900
04/01/22	8.125%	77,000	77,193
06/15/23	6.750%	74,000	68,450

Tenneco, Inc.
12/15/24	5.375%	27,000	27,338

Tesoro Logistics LP/Finance Corp.(e)
10/15/19	5.500%	17,000	15,789
10/15/22	6.250%	241,000	219,310

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toll Brothers Finance Corp.
11/15/25	4.875%	33,000	32,340

TransDigm, Inc.
07/15/21	7.500%	108,000	110,160
07/15/24	6.500%	76,000	74,290

TransDigm, Inc.(e)
05/15/25	6.500%	58,000	55,753

Transcontinental Gas Pipe Line Co. LLC(e)
02/01/26	7.850%	595,000	613,594

Treehouse Foods, Inc.(e)
02/15/24	6.000%	20,000	20,575

USG Corp.(e)
11/01/21	5.875%	44,000	45,210
03/01/25	5.500%	9,000	9,079

United Rentals North America, Inc.
04/15/22	7.625%	125,000	128,594

Universal Health Services, Inc.(e)
08/01/22	4.750%	90,000	90,112

Univision Communications, Inc.(e)
09/15/22	6.750%	84,000	86,520
02/15/25	5.125%	216,000	204,660

Valeant Pharmaceuticals International, Inc.(e)
10/15/20	6.375%	298,000	287,570

VeriSign, Inc.
05/01/23	4.625%	66,000	64,680
04/01/25	5.250%	55,000	54,402

Verizon Communications, Inc.
11/01/42	3.850%	750,000	615,325

WR Grace & Co.(e)
10/01/21	5.125%	73,000	73,365
10/01/24	5.625%	24,000	23,880

WhiteWave Foods Co. (The)
10/01/22	5.375%	78,000	82,875

Whiting Petroleum Corp.
03/15/21	5.750%	143,000	89,732
04/01/23	6.250%	39,000	24,375

Williams Companies, Inc. (The)
06/24/24	4.550%	147,000	96,348

Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	175,000	132,975

Williams Partners LP
09/15/45	5.100%	750,000	485,809

Windstream Services, LLC
10/15/20	7.750%	15,000	12,413

ZF North America Capital, Inc.(e)
04/29/25	4.750%	130,000	121,875

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	22,000	23,650
04/01/23	6.000%	239,000	233,622
05/15/25	6.375%	16,000	15,520

Zebra Technologies Corp.
10/15/22	7.250%	180,000	187,200

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iStar, Inc.
07/01/19	5.000%	58,000	54,520

Total			51,089,901

VIRGIN ISLANDS —%
Platform Specialty Products Corp.(e)
02/01/22	6.500%	36,000	28,260

Total Corporate Bonds & Notes
(Cost: $62,538,094)			60,317,904

Convertible Bonds 2.1%
CHINA —%
Ctrip.com International Ltd.(e)
07/01/25	1.990%	120,000	128,175

IRELAND 0.1%
Corsicanto Ltd.
01/15/32	3.500%	123,000	95,018

Horizon Pharma Investment Ltd.(e)
03/15/22	2.500%	120,000	105,300

Total			200,318

MARSHALL ISLANDS —%
Scorpio Tankers, Inc.(e)
07/01/19	2.375%	120,000	93,077

NETHERLANDS —%
NXP Semiconductors NV
12/01/19	1.000%	180,000	189,952

UNITED STATES 2.0%
AMAG Pharmaceuticals, Inc.
02/15/19	2.500%	110,000	114,675

ARIAD Pharmaceuticals, Inc.(e)
06/15/19	3.625%	120,000	107,246

Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	230,000	141,576

Air Lease Corp.
12/01/18	3.875%	129,000	150,124

American Energy-Permian Basin LLC Junior Subordinated PIK(e)
05/01/22	8.000%	62,400	9,360

Ares Capital Corp.
01/15/19	4.375%	240,000	238,350

Ascent Resources — Utica LLC PIK(e)
03/01/21	3.500%	122,100	4,579

Atlas Air Worldwide Holdings, Inc.
06/01/22	2.250%	140,000	107,975

BioMarin Pharmaceutical, Inc.
10/15/20	1.500%	280,000	308,875

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	155,000	153,075

Broadsoft, Inc.(e)
09/01/22	1.000%	120,000	126,206

Brookdale Senior Living, Inc.
06/15/18	2.750%	120,000	115,575

CalAtlantic Group, Inc.
05/15/18	1.625%	80,000	96,650

Ciena Corp.(e)
10/15/18	3.750%	120,000	137,322

Clean Energy Fuels Corp.(e)
10/01/18	5.250%	140,000	61,993

Clovis Oncology, Inc.
09/15/21	2.500%	70,000	49,175

Cobalt International Energy, Inc.
12/01/19	2.625%	300,000	153,577

Colony Starwood Homes
10/15/17	4.500%	61,000	60,446
07/01/19	3.000%	60,000	55,950

Echo Global Logistics, Inc.
05/01/20	2.500%	200,000	172,500

Encore Capital Group, Inc.
03/15/21	2.875%	130,000	78,244

Endologix, Inc.
11/01/20	3.250%	100,000	88,250

EnerNOC, Inc.
08/15/19	2.250%	130,000	86,112

Energy XXI Ltd.
12/15/18	3.000%	200,000	6,005

Envestnet, Inc.
12/15/19	1.750%	150,000	126,469

Exelixis, Inc.
08/15/19	4.250%	90,000	92,981

Extra Space Storage LP(e)
10/01/35	3.125%	220,000	245,300

FireEye, Inc.(e)
06/01/35	1.625%	200,000	152,625

Fluidigm Corp.
02/01/34	2.750%	160,000	80,150

Forest City Realty Trust, Inc.
08/15/20	3.625%	220,000	223,712

General Cable Corp. Subordinated(h)
11/15/29	4.500%	260,000	131,462

Gogo, Inc.(e)
03/01/20	3.750%	120,000	105,446

Greenbrier Companies, Inc. (The)
04/01/18	3.500%	200,000	208,625

Iconix Brand Group, Inc.
06/01/16	2.500%	60,000	53,138
03/15/18	1.500%	140,000	70,175

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Immunomedics, Inc.(e)
02/15/20	4.750%	103,000	71,405

Impax Laboratories, Inc.(e)
06/15/22	2.000%	200,000	185,625

Incyte Corp.
11/15/20	1.250%	130,000	199,104

Inphi Corp.(e)
12/01/20	1.125%	100,000	96,563

Integrated Device Technology, Inc.(e)
11/15/22	0.875%	110,000	110,138

Intel Corp. Junior Subordinated
08/01/39	3.250%	380,000	580,450

Jarden Corp.
09/15/18	1.875%	150,000	253,500

Jazz Investments I Ltd.
08/15/21	1.875%	110,000	111,436

Liberty Interactive LLC
03/30/43	0.750%	160,000	241,800

LinkedIn Corp.
11/01/19	0.500%	290,000	293,806

MGIC Investment Corp.
04/01/20	2.000%	80,000	89,550

MGIC Investment Corp.(e)(h) Junior Subordinated
04/01/63	9.000%	180,000	202,837

Medicines Co. (The)
01/15/22	2.500%	130,000	152,727

Merrimack Pharmaceuticals, Inc.
07/15/20	4.500%	80,000	98,250

Microchip Technology, Inc.(e)
02/15/25	1.625%	560,000	538,300

Micron Technology, Inc.
02/15/33	2.125%	90,000	108,619

Molina Healthcare, Inc.
08/15/44	1.625%	150,000	171,656

NRG Yield, Inc.(e)
06/01/20	3.250%	270,000	221,400

NVIDIA Corp.
12/01/18	1.000%	210,000	315,525

Navistar International Corp.
04/15/19	4.750%	430,000	178,987

Novavax, Inc.(e)
02/01/23	3.750%	160,000	154,509

Nuance Communications, Inc.(e)
12/15/35	1.000%	180,000	161,892

PTC Therapeutics, Inc.(e)
08/15/22	3.000%	120,000	94,875

Pacira Pharmaceuticals, Inc.
02/01/19	3.250%	50,000	121,327

Palo Alto Networks, Inc.(i)
07/01/19	0.000%	140,000	203,262

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pandora Media, Inc.(e)
12/01/20	1.750%	120,000	106,800

Pattern Energy Group, Inc.(e)
07/15/20	4.000%	180,000	156,487

Priceline Group, Inc. (The)
03/15/18	1.000%	250,000	316,562

RTI International Metals, Inc.
10/15/19	1.625%	170,000	158,737

RWT Holdings, Inc
11/15/19	5.625%	130,000	116,187

Red Hat, Inc.
10/01/19	0.250%	120,000	142,275

Restoration Hardware Holdings, Inc.(e)(i)
07/15/20	0.000%	115,000	91,696

Salesforce.com, Inc.
04/01/18	0.250%	230,000	272,550

ServiceNow, Inc.(i)
11/01/18	0.000%	120,000	129,225

Starwood Property Trust, Inc.
10/15/17	3.750%	180,000	176,175

Stone Energy Corp.
03/01/17	1.750%	140,000	82,163

SunEdison, Inc.(e)
07/02/18	5.000%	80,000	59,750
06/01/23	2.625%	350,000	77,656

SunPower Corp.
06/01/18	0.750%	100,000	118,562

SunPower Corp.(e)
01/15/23	4.000%	180,000	195,403

TESARO, Inc.
10/01/21	3.000%	80,000	99,000

TiVo, Inc.
10/01/21	2.000%	235,000	199,891

Vector Group Ltd.(h)
01/15/19	2.500%	75,000	112,450
04/15/20	1.750%	100,000	112,009

Walter Investment Management Corp.
11/01/19	4.500%	184,000	103,960

Workday, Inc.
07/15/20	1.500%	200,000	211,750

j2 Global, Inc.
06/15/29	3.250%	138,000	166,980

Total			12,277,734

Total Convertible Bonds
(Cost: $14,480,741)			12,889,256

Residential Mortgage-Backed Securities — Agency 3.7%
Federal Home Loan Mortgage Corp.(h)(j) CMO IO Series 2957 Class SW
04/15/35	5.575%	186,226	34,318

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 318 Class S1
11/15/43	5.525%	268,748	67,748
CMO IO Series 3280 Class SI
02/15/37	6.015%	191,018	24,467
CMO IO Series 3761 Class KS
06/15/40	5.575%	254,023	25,391
CMO IO Series 4094 Class SY
08/15/42	5.655%	323,063	77,706

Federal Home Loan Mortgage Corp.(j) CMO IO Series 4098 Class AI
05/15/39	3.500%	228,409	29,576
CMO IO Series 4120 Class AI
11/15/39	3.500%	170,180	13,476
CMO IO Series 4122 Class JI
12/15/40	4.000%	180,990	19,749
CMO IO Series 4139 Class CI
05/15/42	3.500%	74,316	10,541
CMO IO Series 4147 Class CI
01/15/41	3.500%	279,920	37,068
CMO IO Series 4177 Class IY
03/15/43	4.000%	384,655	78,003
CMO IO Series 4213 Class DI
06/15/38	3.500%	383,118	39,328

Federal National Mortgage Association(h)(j) CMO IO Series 2003-117 Class KS
08/25/33	6.674%	42,791	2,610
CMO IO Series 2006-5 Class N1
08/25/34	1.860%	277,452	4,725
CMO IO Series 2006-5 Class N2
02/25/35	1.889%	318,129	12,782
CMO IO Series 2007-54 Class DI
06/25/37	5.674%	470,568	100,585
CMO IO Series 2010-135 Class MS
12/25/40	5.524%	155,687	27,109
CMO IO Series 2012-80 Class DS
06/25/39	6.224%	173,287	27,815
CMO IO Series 2013-13 Class SA
03/25/43	5.724%	191,154	48,088

Federal National Mortgage Association(g)
02/17/31 - 02/11/46	3.000%	3,000,000	3,083,656
02/11/46	3.500%	2,000,000	2,094,570
02/11/46	4.000%	2,000,000	2,136,696
02/11/46	4.500%	2,000,000	2,174,062
02/11/46	5.000%	1,000,000	1,104,063

Federal National Mortgage Association(j) CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	185,747	33,809
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	527,383	65,202
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	257,617	29,016
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	384,071	38,593

Government National Mortgage Association(g)
02/22/46	3.500%	10,000,000	10,546,875
02/22/46	4.000%	1,000,000	1,068,145

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(j) CMO IO Series 2012-129 Class AI
08/20/37	3.000%	174,676	21,608

Total Residential Mortgage-Backed Securities — Agency
(Cost: $22,943,648)			23,077,380

Residential Mortgage-Backed Securities — Non-Agency 0.2%
BCAP LLC Trust(e) CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	567,193	571,574

BCAP LLC Trust(e)(h) Series 2012-RR10 Class 2A1
09/26/36	2.739%	93,910	94,320

BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1(e)
08/27/37	6.000%	58,052	59,054

Citigroup Mortgage Loan Trust, Inc.(e) CMO Series 2013-7 Class 1A2
10/25/35	4.000%	72,757	71,652

Citigroup Mortgage Loan Trust, Inc.(e)(h) CMO Series 2010-7 Class 3A4
12/25/35	5.717%	175,000	182,008
CMO Series 2012-7 Class 12A1
03/25/36	2.781%	104,972	104,474
CMO Series 2013-2 Class 1A1
11/25/37	2.811%	72,206	72,144

RBSSP Resecuritization Trust CMO Series 2012-1 Class 5A2(e)(h)
12/27/35	2.785%	100,000	89,172

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $1,244,987)			1,244,398

Commercial Mortgage-Backed Securities — Non-Agency —%
ORES NPL LLC Series 2014-LV3 Class A(e)
03/27/24	3.000%	48,242	48,242

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $48,242)			48,242

Asset-Backed Securities — Non-Agency —%
Carlyle Global Market Strategies CLO Series 2013-1A Class B(e)(h)
02/14/25	3.462%	100,000	97,471

Dryden Senior Loan Fund Series 2014-33A Class C(e)(h)
07/15/26	3.472%	183,333	173,415

Total Asset-Backed Securities — Non-Agency
(Cost: $279,536)			270,886

Inflation-Indexed Bonds(k) 6.0%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
GERMANY 0.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	4,250,640	4,731,640

ITALY 1.0%
Italy Buoni Poliennali Del Tesoro(e)
09/15/24	2.350%	EUR	753,645	938,900
09/15/41	2.550%	EUR	4,073,925	5,526,359

Total				6,465,259

NEW ZEALAND 0.7%
New Zealand Government Bond(e)
09/20/25	2.000%	NZD	6,197,486	4,015,400

UNITED STATES 3.5%
U.S. Treasury Inflation-Indexed Bond
01/15/24	0.625%		10,427,427	10,514,590
02/15/42	0.750%		7,878,875	7,133,691

U.S. Treasury Inflation-Indexed Bond(f)
04/15/18	0.125%		1,026,860	1,031,673
04/15/19	0.125%		253,253	254,588
01/15/22	0.125%		1,048,750	1,036,351
01/15/27	2.375%		294,263	347,253
02/15/40	2.125%		1,180,586	1,424,790
02/15/45	0.750%		403,204	362,458

Total				22,105,394

Total Inflation-Indexed Bonds
(Cost: $38,350,041)				37,317,693

U.S. Treasury Obligations 0.3%
U.S. Treasury(f)
11/15/18	9.000%		650,000	793,813
08/15/19	3.625%		250,000	271,787
08/15/19	8.125%		250,000	310,869
08/15/20	2.625%		50,000	52,881
11/15/20	2.625%		50,000	52,922
08/15/41	3.750%		150,000	180,603

Total U.S. Treasury Obligations
(Cost: $1,644,398)				1,662,875

U.S. Government & Agency Obligations 0.6%
Federal Home Loan Mortgage Corp.
01/13/22	2.375%		2,882,000	2,997,090

Federal National Mortgage Association
03/15/16	2.250%		610,000	611,435
11/15/16	1.375%		150,000	150,854

Private Export Funding Corp.
09/15/17	5.450%		45,000	48,212

Total U.S. Government & Agency Obligations
(Cost: $3,650,175)				3,807,591

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Foreign Government Obligations(k)(l) 8.6%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
ARGENTINA 0.1%
Argentina Bonar Bonds
04/17/17	7.000%		144,729	148,781

Provincia de Buenos Aires(e)
01/26/21	10.875%		150,000	157,688
06/09/21	9.950%		150,000	155,024

YPF SA(e)
07/28/25	8.500%		100,000	92,750

Total				554,243

AUSTRALIA 0.4%
Treasury Corp. of Victoria
11/15/16	5.750%	AUD	100,000	72,773
11/15/18	5.500%	AUD	1,000,000	772,708
06/15/20	6.000%	AUD	140,000	114,494
12/17/24	5.500%	AUD	1,800,000	1,541,899

Total				2,501,874

BRAZIL 0.2%
Banco Nacional de Desenvolvimento Economico e Social(e)
06/10/19	6.500%		219,000	217,631

Brazilian Government International Bond
01/27/45	5.000%		1,250,000	859,375

Petrobras Global Finance BV
01/20/20	5.750%		153,000	120,251

Total				1,197,257

CANADA 0.2%
Canadian Government Bond
06/01/18	4.250%	CAD	1,660,000	1,289,536
06/01/20	3.500%	CAD	170,000	136,687

Total				1,426,223

COLOMBIA 0.2%
Colombia Government International Bond
06/28/27	9.850%	COP	156,000,000	52,990
09/18/37	7.375%		137,000	144,192
01/18/41	6.125%		165,000	152,867

Ecopetrol SA
01/16/25	4.125%		109,000	82,840
06/26/26	5.375%		150,000	120,000

Empresa de Energia de Bogota SA ESP(e)
11/10/21	6.125%		495,000	488,861

Empresas Publicas de Medellin ESP(e)
02/01/21	8.375%	COP	650,000,000	189,466
09/10/24	7.625%	COP	224,000,000	58,251

Total				1,289,467

CROATIA —%
Croatia Government International Bond(e)
01/26/24	6.000%		200,000	214,950

Foreign Government Obligations(k)(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
DOMINICAN REPUBLIC 0.2%
Banco de Reservas de La Republica Dominicana Subordinated(e)
02/01/23	7.000%		246,000	235,423

Dominican Republic International Bond(c)(e)
01/08/21	14.000%	DOP	17,504,000	423,699

Dominican Republic International Bond(e)
01/29/26	6.875%		200,000	200,750
04/20/27	8.625%		250,000	278,750
04/30/44	7.450%		200,000	194,000

Total				1,332,622

ECUADOR —%
Ecuador Government International Bond(e)
03/24/20	10.500%		200,000	150,500

EGYPT —%
Egypt Government International Bond(e)
06/11/25	5.875%		100,000	83,520

EL SALVADOR —%
El Salvador Government International Bond(e)
06/15/35	7.650%		109,000	85,838

FRANCE 0.3%
France Government Bond OAT
04/25/17	3.750%	EUR	310,000	353,018
10/25/21	3.250%	EUR	400,000	514,464
04/25/29	5.500%	EUR	150,000	253,060

France Government Bond OAT(e)
05/25/45	3.250%	EUR	500,000	738,397

Total				1,858,939

GABON —%
Gabon Government International Bond(e)
06/16/25	6.950%		200,000	153,000

GEORGIA —%
Georgian Railway JSC(e)
07/11/22	7.750%		222,000	224,220

GERMANY 0.4%
Bundesrepublik Deutschland
01/04/18	4.000%	EUR	500,000	588,539
01/04/19	3.750%	EUR	620,000	754,567
07/04/28	4.750%	EUR	510,000	834,065

Total				2,177,171

GUATEMALA —%
Guatemala Government Bond(e)
02/13/28	4.875%		200,000	187,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Foreign Government Obligations(k)(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
HONDURAS —%
Honduras Government International Bond(e)
03/15/24	7.500%		200,000	202,500

HUNGARY 0.2%
Hungary Government International Bond
03/29/21	6.375%		300,000	340,125
03/25/24	5.375%		274,000	302,290
03/29/41	7.625%		218,000	297,298

Total				939,713

INDONESIA 0.3%
Indonesia Government International Bond(e)
05/05/21	4.875%		150,000	157,500
01/08/26	4.750%		400,000	407,000
01/17/38	7.750%		546,000	649,220

Majapahit Holding BV(e)
01/20/20	7.750%		100,000	111,704

PT Perusahaan Listrik Negara(e)
11/22/21	5.500%		273,000	277,630

Total				1,603,054

ITALY 1.1%
Italy Buoni Poliennali Del Tesoro
11/01/17	3.500%	EUR	1,500,000	1,724,885
09/01/22	5.500%	EUR	2,000,000	2,810,822

Italy Buoni Poliennali Del Tesoro(e)
09/01/44	4.750%	EUR	1,250,000	1,956,154

Total				6,491,861

IVORY COAST —%
Ivory Coast Government International Bond(e)
07/23/24	5.375%		200,000	173,500

JAPAN 1.0%
Japan Government 20-Year Bond
09/20/26	2.200%	JPY	35,000,000	351,185
12/20/27	2.100%	JPY	30,000,000	301,839
12/20/35	1.000%	JPY	55,000,000	467,876

Japan Government 30-Year Bond
03/20/33	1.100%	JPY	92,000,000	818,550
09/20/44	1.700%	JPY	430,000,000	4,085,187

Total				6,024,637

KAZAKHSTAN —%
KazMunayGas National Co. JSC(e)
04/09/21	6.375%		200,000	196,000

MEXICO 0.9%
Banco Nacional de Comercio Exterior SNC(e)
10/14/25	4.375%		200,000	199,290

Foreign Government Obligations(k)(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Comision Federal de Electricidad(e)
06/16/45	6.125%		300,000	282,750

Mexican Bonos
06/16/16	6.250%	MXN	4,200,000	233,867
12/13/18	8.500%	MXN	3,700,000	225,095
06/10/21	6.500%	MXN	25,350,000	1,466,113
06/09/22	6.500%	MXN	4,800,000	277,345
03/05/26	5.750%	MXN	12,500,000	670,660
06/03/27	7.500%	MXN	5,000,000	302,604

Mexico Government International Bond
01/23/46	4.600%		750,000	665,625

Petroleos Mexicanos
06/15/35	6.625%		368,000	325,757
06/02/41	6.500%		109,000	92,868
01/23/45	6.375%		623,000	527,328

Petroleos Mexicanos(e)(g)
08/04/26	6.875%		400,000	404,332

Total				5,673,634

MOROCCO 0.1%
Morocco Government International Bond(e)
12/11/22	4.250%		300,000	300,000

NEW ZEALAND 0.2%
New Zealand Government Bond(e)
03/15/19	5.000%	NZD	500,000	347,459
04/14/33	3.500%	NZD	1,750,000	1,120,889

Total				1,468,348

NORWAY 0.2%
Norway Government Bond(e)
05/19/17	4.250%	NOK	5,850,000	705,375
05/24/23	2.000%	NOK	2,000,000	243,872

Total				949,247

PARAGUAY —%
Republic of Paraguay(e)
08/11/44	6.100%		77,000	74,305

PERU 0.1%
Peruvian Government International Bond
07/21/25	7.350%		100,000	125,500

Peruvian Government International Bond(e)
08/12/26	8.200%	PEN	88,000	26,386
08/12/31	6.950%	PEN	296,000	77,640

Total				229,526

PHILIPPINES —%
Power Sector Assets & Liabilities Management Corp.(e)
12/02/24	7.390%		165,000	213,262

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Foreign Government Obligations(k)(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
POLAND 0.4%
Poland Government Bond
10/25/17	5.250%	PLN	2,200,000	573,954
10/25/19	5.500%	PLN	4,000,000	1,106,155
10/25/21	5.750%	PLN	1,000,000	288,120

Poland Government International Bond
03/23/22	5.000%		327,000	361,341

Total				2,329,570

REPUBLIC OF NAMIBIA 0.1%
Namibia International Bonds(e)
11/03/21	5.500%		273,000	274,136

RUSSIAN FEDERATION 0.2%
Gazprom OAO Via Gaz Capital SA(e)
04/11/18	8.146%		80,000	85,368
03/07/22	6.510%		660,000	666,666
02/06/28	4.950%		500,000	427,175

Russian Agricultural Bank OJSC Via RSHB Capital SA(e)
12/27/17	5.298%		200,000	199,000

Total				1,378,209

SENEGAL —%
Senegal Government International Bond(e)
07/30/24	6.250%		51,000	45,263

SPAIN 0.4%
Spain Government Bond(e)
07/30/30	1.950%	EUR	1,000,000	1,067,365
01/31/37	4.200%	EUR	250,000	344,249

Spain Government International Bond
04/06/29	5.250%	GBP	500,000	821,618

Total				2,233,232

SWEDEN 0.1%
Sweden Government Bond
08/12/17	3.750%	SEK	4,800,000	596,042

TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(e)
08/14/19	9.750%		500,000	505,000

TURKEY 0.3%
Turkey Government International Bond
06/05/20	7.000%		151,000	168,709
03/30/21	5.625%		311,000	330,873
09/26/22	6.250%		519,000	570,010
04/11/23	4.125%	EUR	250,000	284,678
03/17/36	6.875%		224,000	253,967
04/16/43	4.875%		500,000	445,625

Total				2,053,862

Foreign Government Obligations(k)(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
UNITED KINGDOM 0.8%
United Kingdom Gilt(e)
03/07/19	4.500%	GBP	800,000	1,278,527
09/07/21	3.750%	GBP	35,000	57,222
09/07/22	1.750%	GBP	1,000,000	1,472,273
01/22/44	3.250%	GBP	875,000	1,473,407
01/22/45	3.500%	GBP	500,000	881,307

Total				5,162,736

URUGUAY —%
Uruguay Government International Bond
11/20/45	4.125%		164,401	127,411

VENEZUELA 0.1%
Petroleos de Venezuela SA(e)
11/17/21	9.000%		82,496	27,512
05/16/24	6.000%		1,000,000	295,000

Venezuela Government International Bond(e)
05/07/23	9.000%		775,000	263,500

Total				586,012

ZAMBIA —%
Zambia Government International Bond(e)
07/30/27	8.970%		250,000	177,813

Total Foreign Government Obligations
(Cost: $58,946,967)				53,446,197

Exchange-Traded Funds 1.4%
	Shares	Value ($)
UNITED STATES 1.4%
iShares MSCI Canada ETF	422,127	8,826,676

Total Exchange-Traded Funds
(Cost: $10,333,669)		8,826,676

Fixed-Income Funds 4.7%
INVESTMENT GRADE 4.7%
Columbia Mortgage Opportunities Fund, Class I Shares(m)	3,087,633	29,270,763

Total Fixed-Income Funds
(Cost: $30,909,581)		29,270,763

Alternative Investment Funds 2.0%
Columbia Diversified Absolute Return Fund, Class I Shares(m)	1,338,683	12,811,200

Total Alternative Investment Funds
(Cost: $13,131,268)		12,811,200

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	27

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Rights —%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY —%
Textiles, Apparel & Luxury Goods —%
Eclat Textile Co., Ltd. Rights(a)	510	2,372

Total Rights
(Cost: $—)		2,372

Money Market Funds 14.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.360%(m)(n)	89,349,653	89,349,653

Total Money Market Funds
(Cost: $89,349,653)		89,349,653

Total Investments
(Cost: $660,039,995)		642,837,136

Other Assets & Liabilities, Net		(18,226,020)

Net Assets		624,611,116

At January 31, 2016, securities and cash totaling $13,912,559 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at January 31, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Barclays	02/23/2016	46,753,180	USD	42,950,000	EUR	—	(203,184)

Barclays	03/02/2016	6,100,000	MXN	330,088	USD	—	(5,578)

Barclays	03/04/2016	1,800,000	CHF	1,798,993	USD	39,736	—

BNP Paribas	03/04/2016	2,800,000	AUD	1,954,960	USD	—	(23,895)

BNP Paribas	03/04/2016	2,100,000	CAD	1,492,198	USD	—	(6,839)

BNP Paribas	03/04/2016	400,000	CHF	399,210	USD	8,264	—

BNP Paribas	03/04/2016	3,500,000	EUR	3,800,413	USD	6,150	—

BNP Paribas	03/04/2016	40,000,000	NOK	4,481,291	USD	—	(124,726)

BNP Paribas	03/04/2016	2,600,000	SGD	1,808,718	USD	—	(15,297)

BNP Paribas	03/04/2016	979,483	USD	1,400,000	AUD	9,944	—

BNP Paribas	03/04/2016	1,892,260	USD	2,700,000	CAD	35,073	—

BNP Paribas	03/04/2016	989,849	USD	700,000	GBP	7,619	—

BNP Paribas	03/04/2016	3,210,152	USD	2,200,000	GBP	—	(75,252)

BNP Paribas	03/04/2016	8,397,714	USD	991,500,000	JPY	—	(203,363)

BNP Paribas	03/04/2016	2,442,833	USD	3,700,000	NZD	—	(51,264)

BNP Paribas	03/04/2016	2,227,649	USD	19,000,000	SEK	—	(12,208)

Citi	02/23/2016	18,000,000	CAD	12,343,444	USD	—	(505,439)

Citi	02/23/2016	55,552,000	JPY	469,226	USD	10,199	—

Citi	02/23/2016	8,000,000	MXN	444,673	USD	4,221	—

Citi	02/23/2016	12,542,680	USD	18,000,000	CAD	306,203	—

Citi	02/23/2016	925,556	USD	650,000	GBP	651	—

Citi	02/23/2016	5,915,386	USD	4,100,000	GBP	—	(73,154)

Citi	02/23/2016	3,608,125	USD	2,500,000	GBP	—	(45,788)

Citi	02/23/2016	39,499,030	USD	4,644,632,000	JPY	—	(1,120,404)

Citi	02/23/2016	758,515	USD	14,000,000	MXN	12,277	—

Citi	02/23/2016	145,735	USD	1,250,000	SEK	—	(26)

Citi	02/26/2016	557,000	EUR	607,274	USD	3,546	—

Citi	02/29/2016	1,068,000,000	COP	312,509	USD	—	(12,052)

Citi	03/04/2016	13,658,537	USD	19,600,000	SGD	91,729	—

Credit Suisse	03/04/2016	1,100,000	AUD	769,978	USD	—	(7,429)

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at January 31, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

Credit Suisse	03/04/2016	3,700,000	CAD	2,628,410	USD	—	(12,750)

Credit Suisse	03/04/2016	1,300,000	CHF	1,300,065	USD	29,491	—

Credit Suisse	03/04/2016	2,000,000	GBP	2,917,670	USD	67,761	—

Credit Suisse	03/04/2016	31,200,000	NOK	3,494,158	USD	—	(98,535)

Credit Suisse	03/04/2016	3,600,000	NZD	2,380,122	USD	53,190	—

Credit Suisse	03/04/2016	31,000,000	SEK	3,630,912	USD	16,245	—

Credit Suisse	03/04/2016	100,000	SGD	69,618	USD	—	(536)

Credit Suisse	03/04/2016	3,267,331	USD	385,300,000	JPY	—	(82,981)

Deutsche Bank	02/23/2016	2,299,000	NZD	1,496,649	USD	9,766	—

Deutsche Bank	02/23/2016	3,750,000	NZD	2,414,850	USD	—	(10,470)

Deutsche Bank	02/23/2016	653,774	USD	5,750,000	NOK	8,407	—

Deutsche Bank	02/23/2016	553,690	USD	850,000	NZD	—	(3,951)

Deutsche Bank	02/23/2016	2,353,496	USD	7,200,000	TRY	68,590	—

Deutsche Bank	02/23/2016	50,468	USD	150,000	TRY	—	(8)

Deutsche Bank	03/03/2016	6,676,000	DKK	973,082	USD	3,250	—

Deutsche Bank	03/03/2016	2,372,000	ILS	604,707	USD	5,405	—

Deutsche Bank	03/03/2016	518,520,000	JPY	4,402,349	USD	117,152	—

Deutsche Bank	03/03/2016	2,896,724,000	KRW	2,415,044	USD	20,067	—

Deutsche Bank	03/03/2016	60,583,000	NOK	6,785,746	USD	—	(190,486)

Deutsche Bank	03/03/2016	1,920,000	SEK	225,165	USD	1,298	—

Deutsche Bank	03/03/2016	5,358,984	USD	7,673,000	AUD	64,064	—

Deutsche Bank	03/03/2016	2,825,077	USD	2,821,000	CHF	—	(68,067)

Deutsche Bank	03/03/2016	5,736,578	USD	5,275,000	EUR	—	(18,266)

Deutsche Bank	03/03/2016	5,994,411	USD	4,115,000	GBP	—	(130,742)

Deutsche Bank	03/04/2016	2,600,000	AUD	1,819,386	USD	—	(18,122)

Deutsche Bank	03/04/2016	5,000,000	EUR	5,431,005	USD	10,629	—

Deutsche Bank	03/04/2016	2,400,000	GBP	3,489,414	USD	69,524	—

Deutsche Bank	03/04/2016	219,600,000	JPY	1,865,503	USD	50,597	—

Deutsche Bank	03/04/2016	9,900,000	NZD	6,543,841	USD	144,779	—

Deutsche Bank	03/04/2016	53,500,000	SEK	6,268,287	USD	30,071	—

Deutsche Bank	03/04/2016	19,900,000	SGD	13,852,151	USD	—	(108,578)

Deutsche Bank	03/04/2016	621,594	USD	900,000	AUD	14,466	—

Deutsche Bank	03/04/2016	6,751,235	USD	9,500,000	CAD	30,123	—

Deutsche Bank	03/04/2016	14,002,324	USD	14,000,000	CHF	—	(319,215)

Deutsche Bank	03/04/2016	1,086,139	USD	1,000,000	EUR	—	(2,064)

Deutsche Bank	03/04/2016	5,735,201	USD	676,800,000	JPY	—	(141,720)

Deutsche Bank	03/04/2016	10,747,426	USD	95,900,000	NOK	295,500	—

Deutsche Bank	03/04/2016	140,044	USD	200,000	SGD	265	—

HSBC	02/23/2016	1,335,000	PLN	333,723	USD	6,633	—

HSBC	02/23/2016	1,503,982	USD	6,100,000	BRL	11,899	—

HSBC	02/23/2016	650,062	USD	475,000,000	CLP	14,331	—

HSBC	02/23/2016	105,048	USD	75,000,000	CLP	—	(144)

HSBC	03/04/2016	13,800,000	AUD	9,656,785	USD	—	(96,143)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	29

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at January 31, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

HSBC	03/04/2016	13,500,000	CAD	9,588,123	USD	—	(48,544)

HSBC	03/04/2016	11,800,000	CHF	11,801,322	USD	268,415	—

HSBC	03/04/2016	6,700,000	EUR	7,273,915	USD	10,612	—

HSBC	03/04/2016	25,400,000	NOK	2,844,254	USD	—	(80,567)

HSBC	03/04/2016	1,458,703	USD	1,000,000	GBP	—	(33,749)

HSBC	03/04/2016	10,358,713	USD	1,221,400,000	JPY	—	(264,331)

HSBC	03/04/2016	6,810,082	USD	10,300,000	NZD	—	(152,472)

HSBC	03/04/2016	10,008,869	USD	85,400,000	SEK	—	(51,043)

HSBC	03/04/2016	7,383,281	USD	10,600,000	SGD	53,087	—

Standard Chartered	02/23/2016	204,000	EUR	221,369	USD	270	—

Standard Chartered	02/23/2016	735,439	USD	3,000,000	BRL	10,076	—

Standard Chartered	02/23/2016	2,578,864	USD	3,700,000	CAD	62,295	—

Standard Chartered	02/23/2016	1,760,015	USD	1,625,000	EUR	1,190	—

Standard Chartered	02/23/2016	7,296,314	USD	6,706,000	EUR	—	(28,229)

Standard Chartered	03/02/2016	363,000	PEN	104,701	USD	527	—

State Street	02/23/2016	10,202,000	USD	1,200,000,000	JPY	—	(286,391)

State Street	03/04/2016	200,000	CAD	141,885	USD	—	(880)

State Street	03/04/2016	100,000	CHF	98,375	USD	638	—

State Street	03/04/2016	2,400,000	GBP	3,500,916	USD	81,026	—

State Street	03/04/2016	562,800,000	JPY	4,772,087	USD	120,771	—

State Street	03/04/2016	28,200,000	NOK	3,159,131	USD	—	(88,111)

State Street	03/04/2016	2,200,000	NZD	1,454,072	USD	32,059	—

State Street	03/04/2016	800,000	NZD	517,053	USD	—	(43)

State Street	03/04/2016	6,900,000	SGD	4,803,679	USD	—	(36,976)

State Street	03/04/2016	1,468,404	USD	2,100,000	AUD	15,737	—

State Street	03/04/2016	1,103,739	USD	1,600,000	CAD	38,385	—

State Street	03/04/2016	4,000,080	USD	4,000,000	CHF	—	(90,620)

State Street	03/04/2016	434,333	USD	400,000	EUR	—	(703)

State Street	03/04/2016	714,619	USD	6,300,000	NOK	10,828	—

State Street	03/04/2016	1,850,251	USD	15,800,000	SEK	—	(7,936)

State Street	03/04/2016	1,044,925	USD	1,500,000	SGD	7,391	—

UBS	02/23/2016	1,632,045	USD	1,500,000	EUR	—	(6,318)

UBS	03/04/2016	100,000	CAD	70,649	USD	—	(734)

UBS	03/04/2016	3,100,000	CHF	3,099,265	USD	69,434	—

UBS	03/04/2016	100,000	EUR	108,223	USD	—	(184)

UBS	03/04/2016	2,245,900,000	JPY	19,042,599	USD	481,133	—

UBS	03/04/2016	42,300,000	SEK	4,952,669	USD	20,397	—

UBS	03/04/2016	100,000	SEK	11,659	USD	—	(1)

UBS	03/04/2016	900,000	SGD	629,041	USD	—	(2,349)

UBS	03/04/2016	11,465,520	USD	16,400,000	AUD	124,916	—

UBS	03/04/2016	2,910,605	USD	4,100,000	CAD	16,087	—

UBS	03/04/2016	296,018	USD	300,000	CHF	—	(2,809)

UBS	03/04/2016	14,658,705	USD	13,500,000	EUR	—	(23,690)

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at January 31, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)

UBS	03/04/2016	2,905,329	USD	2,000,000	GBP	—	(55,420)

UBS	03/04/2016	1,764,553	USD	15,700,000	NOK	43,309	—

UBS	03/04/2016	258,316	USD	400,000	NZD	232	—

UBS	03/04/2016	2,312,538	USD	3,500,000	NZD	—	(50,243)

UBS	03/04/2016	765,803	USD	1,100,000	SGD	5,895	—

Total						3,153,825	(5,101,019)

Futures Contracts Outstanding at January 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	19	EUR	5,162,915	09/2016	1,764	—
3MO EUROYEN TFX	42	JPY	8,669,558	09/2016	9,494	—
90 DAY STERLING	45	GBP	7,970,976	09/2016	16,218	—
90DAY EURO$ FUTR	37	USD	9,182,012	09/2016	26,325	—
AUST 10Y BOND FUT	16	AUD	1,465,470	03/2016	14,408	—
BANK ACCEPT FUTR	22	CAD	3,900,921	09/2016	—	(2,430)
CAC40 10 EURO FUT	2	EUR	95,569	02/2016	3,210	—
CAN 10YR BOND FUT	9	CAD	917,667	03/2016	4,029	—
Euro CHF 3MO ICE	35	CHF	8,621,443	09/2016	6,824	—
EURO-BUND FUTURE	44	EUR	7,786,113	03/2016	184,952	—
Euro-OAT Future	77	EUR	12,884,146	03/2016	230,576	—
FTSE/MIB IDX FUT	1	EUR	100,769	03/2016	—	(1,789)
HANG SENG IDX FUT	2	HKD	253,481	02/2016	9,143	—
LONG GILT FUTURE	106	GBP	18,173,051	03/2016	472,149	—
MSCI SING IX ETS	2	SGD	41,401	02/2016	821	—
MSCI SING IX ETS	8	SGD	165,604	02/2016	3,014	—
Russell 2000 Mini	1	USD	103,140	03/2016	—	(8,643)
S&P/TSX 60 IX FUT	5	CAD	537,369	03/2016	26,990	—
SPI 200 FUTURES	1	AUD	87,849	03/2016	476	—
TOPIX INDX FUTR	52	JPY	6,180,812	03/2016	34,179	—
US LONG BOND (CBT)	6	USD	966,188	03/2016	27,706	—

Total			93,266,454		1,072,278	(12,862)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
DAX INDEX FUTURE	(1)	EUR	(264,217.00)	03/2016	14,992	—
EURO STOXX 50	(4)	EUR	(131,209.00)	03/2016	4,419	—
EURO-BOBL FUTURE	(13)	EUR	(1,864,999.00)	03/2016	—	(14,353)
EURO-BUND FUTURE	(25)	EUR	(4,423,928.00)	03/2016	—	(99,913)
FTSE 100 IDX FUT	(7)	GBP	(599,156.00)	03/2016	4,025	—
IBEX 35 INDX FUTR	(1)	EUR	(94,989.00)	02/2016	—	(2,533)
IBEX 35 INDX FUTR	(1)	EUR	(94,989.00)	02/2016	879	—
JPN 10Y BOND (OSE)	(1)	JPY	(1,242,473.00)	03/2016	—	(7,276)
mini MSCI EAFE	(202)	USD	(16,176,160.00)	03/2016	531,009	—
mini MSCI Emg Mkt	(37)	USD	(1,383,430.00)	03/2016	21,562	—
OMXS30 IND FUTURE	(6)	SEK	(94,589.00)	02/2016	1,291	—
S&P500 EMINI FUT	(242)	USD	(23,354,210.00)	03/2016	824,020	—
US 10YR NOTE (CBT)	(55)	USD	(7,126,797.00)	03/2016	—	(101,813)
US 10YR NOTE (CBT)	(4)	USD	(518,312.00)	03/2016	55	—
US 5YR NOTE (CBT)	(50)	USD	(6,033,594.00)	03/2016	—	(54,001)
US 5YR NOTE (CBT)	(28)	USD	(3,378,812.00)	03/2016	—	(26,629)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	31

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Futures Contracts Outstanding at January 31, 2016 (continued)

Short Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US LONG BOND (CBT)	(1)	USD	(161,031.00)	03/2016	—	(3,346)
US LONG BOND (CBT)	(10)	USD	(1,610,312.00)	03/2016	—	(18,301)

Total			(68,553,207)		1,402,252	(328,165)

Credit Default Swap Contracts Outstanding at January 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America High Yield Index, Series 25	12/20/2020	5.000	5.050	17,500,000	(124,904)	97,222	—	(27,682)

Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25	12/20/2020	1.000	1.015	2,500,000	3,491	2,778	6,269	—

Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25	12/20/2020	1.000	1.015	20,500,000	(191,573)	22,778	—	(168,795)

Total								6,269	(196,477)

*	Centrally cleared swap contract

**	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at January 31, 2016 was $98,980, which represents 0.02% of net assets. Information concerning such security holdings at January 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Banco Espirito Santo SA, Registered Shares	07/02/2014 - 07/29/2014	528,269

BGP Holdings PLC	02/04/2009 - 05/14/2009	—

Cowen Group, Inc., 5.625%	05/14/2015 - 10/15/2015	137,647

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2016, the value of these securities amounted to $444,541, which represents 0.07% of net assets.

(d)	Represents fractional shares.

(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $60,827,136 or 9.74% of net assets.

(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(g)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(h)	Variable rate security.

(i)	Zero coupon bond.

(j)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(l)	Principal and interest may not be guaranteed by the government.

(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Diversified Absolute Return Fund, Class I Shares	—	13,131,268	—	13,131,268	81,061	50,211	12,811,200

Columbia Mortgage Opportunities Fund, Class I Shares	30,030,591	878,990	—	30,909,581	316,445	562,546	29,270,763

Columbia Short-Term Cash Fund, 0.360%	125,174,940	284,741,379	(320,566,666)	89,349,653	—	101,031	89,349,653

Total	155,205,531	298,751,637	(320,566,666)	133,390,502	397,506	713,788	131,431,616

(n)	The rate shown is the seven-day current annualized yield at January 31, 2016.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR PIK	Global Depositary Receipt Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF CLP	Swiss Franc Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	33

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Argentina	266,388	—	—	266,388

Australia	—	2,346,853	—	2,346,853

Belgium	—	695,590	—	695,590

Brazil	631,553	—	—	631,553

Canada	1,273,396	6,132	—	1,279,528

China	4,217,821	6,838,061	—	11,055,882

Denmark	—	3,586,734	—	3,586,734

France	—	8,980,515	—	8,980,515

Germany	—	7,180,107	—	7,180,107

Hong Kong	—	2,993,340	—	2,993,340

India	—	6,391,527	—	6,391,527

Indonesia	—	2,398,095	—	2,398,095

Ireland	3,294,834	1,036,319	—	4,331,153

Israel	—	1,513,821	—	1,513,821

Italy	—	2,540,374	—	2,540,374

Japan	—	31,493,691	—	31,493,691

Malaysia	—	242,068	—	242,068

Malta	—	—	1	1

Mexico	770,135	—	—	770,135

Netherlands	136,728	3,718,564	—	3,855,292

Norway	—	7,755,787	—	7,755,787

Pakistan	—	812,510	—	812,510

Panama	110,653	—	—	110,653

Peru	301,749	—	—	301,749

Philippines	—	687,514	—	687,514

Portugal	—	—	20,841	20,841

Puerto Rico	122,629	—	—	122,629

Russian Federation	136,307	879,611	—	1,015,918

Singapore	—	1,466,348	—	1,466,348

South Africa	—	2,020,439	—	2,020,439

South Korea	—	5,305,772	—	5,305,772

Spain	—	4,168,018	—	4,168,018

Sweden	—	3,577,171	—	3,577,171

Switzerland	—	8,515,748	—	8,515,748

Taiwan	—	4,176,550	—	4,176,550

Thailand	—	822,889	—	822,889

Turkey	—	419,248	—	419,248

United Kingdom	3,818,208	16,931,750	—	20,749,958

United States	143,918,872	—	—	143,918,872

Total Common Stocks	158,999,273	139,501,146	20,842	298,521,261

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	35

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Preferred Stocks

Germany	—	701,367	—	701,367

South Korea	—	201,902	—	201,902

Total Preferred Stocks	—	903,269	—	903,269

Convertible Preferred Stocks

Ireland	2,342,276	—	—	2,342,276

Israel	566,567	—	—	566,567

United States	5,192,206	968,471	—	6,160,677

Total Convertible Preferred Stocks	8,101,049	968,471	—	9,069,520

Corporate Bonds & Notes	—	60,317,904	—	60,317,904

Convertible Bonds	—	12,889,256	—	12,889,256

Residential Mortgage-Backed Securities — Agency	—	23,077,380	—	23,077,380

Residential Mortgage-Backed Securities — Non-Agency	—	1,244,398	—	1,244,398

Commercial Mortgage-Backed Securities — Non-Agency	—	48,242	—	48,242

Asset-Backed Securities — Non-Agency	—	270,886	—	270,886

Inflation-Indexed Bonds	—	37,317,693	—	37,317,693

U.S. Treasury Obligations	1,662,875	—	—	1,662,875

U.S. Government & Agency Obligations	—	3,807,591	—	3,807,591

Foreign Government Obligations	—	53,022,498	423,699	53,446,197

Exchange-Traded Funds	8,826,676	—	—	8,826,676

Fixed-Income Funds	29,270,763	—	—	29,270,763

Alternative Investment Funds	12,811,200	—	—	12,811,200

Rights

Consumer Discretionary

Textiles, Apparel & Luxury Goods	—	2,372	—	2,372

Money Market Funds	—	89,349,653	—	89,349,653

Total Investments	219,671,836	422,720,759	444,541	642,837,136

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	3,153,825	—	3,153,825

Futures Contracts	2,474,530	—	—	2,474,530

Swap Contracts	—	6,269	—	6,269

Liabilities

Forward Foreign Currency Exchange Contracts	—	(5,101,019)	—	(5,101,019)

Futures Contracts	(341,027)	—	—	(341,027)

Swap Contracts	—	(196,477)	—	(196,477)

Total	221,805,339	420,583,357	444,541	642,833,237

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 2 and Level 1 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
114,502	125,174,940	125,174,940	114,502

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	37

COLUMBIA GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $526,649,493)	$511,405,520

Affiliated issuers (identified cost $133,390,502)	131,431,616

Total investments (identified cost $660,039,995)	642,837,136

Cash	27,640

Foreign currency (identified cost $684,798)	666,083

Margin deposits	5,037,694

Unrealized appreciation on forward foreign currency exchange contracts	3,153,825

Receivable for:

Investments sold	3,676,713

Capital shares sold	3,661,471

Dividends	271,530

Interest	1,780,772

Foreign tax reclaims	271,677

Variation margin	627,391

Prepaid expenses	2,784

Other assets	7,637

Total assets	662,022,353

Liabilities

Unrealized depreciation on forward foreign currency exchange contracts	5,101,019

Payable for:

Investments purchased	1,261,584

Investments purchased on a delayed delivery basis	25,514,585

Capital shares purchased	4,113,486

Variation margin	1,133,500

Foreign capital gains taxes deferred	58,899

Investment management fees	11,254

Distribution and/or service fees	4,860

Transfer agent fees	54,131

Plan administration fees	1

Compensation of board members	68,581

Other expenses	89,337

Total liabilities	37,411,237

Net assets applicable to outstanding capital stock	$624,611,116

Represented by

Paid-in capital	$791,278,290

Excess of distributions over net investment income	(2,594,960)

Accumulated net realized loss	(146,668,537)

Unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	(15,243,973)

Investments — affiliated issuers	(1,958,886)

Foreign currency translations	(138,020)

Forward foreign currency exchange contracts	(1,947,194)

Futures contracts	2,133,503

Swap contracts	(190,208)

Foreign capital gains tax	(58,899)

Total — representing net assets applicable to outstanding capital stock	$624,611,116

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A

Net assets	$581,851,407

Shares outstanding	52,851,410

Net asset value per share	$11.01

Maximum offering price per share(a)	$11.68

Class B

Net assets	$7,453,101

Shares outstanding	692,131

Net asset value per share	$10.77

Class C

Net assets	$26,379,328

Shares outstanding	2,465,086

Net asset value per share	$10.70

Class K

Net assets	$195,862

Shares outstanding	17,719

Net asset value per share	$11.05

Class R

Net assets	$18,560

Shares outstanding	1,698

Net asset value per share	$10.93

Class R4

Net assets	$42,034

Shares outstanding	3,799

Net asset value per share(b)	$11.07

Class R5

Net assets	$2,813,730

Shares outstanding	253,676

Net asset value per share	$11.09

Class W

Net assets	$2,331

Shares outstanding	212

Net asset value per share(b)	$10.98

Class Z

Net assets	$5,854,763

Shares outstanding	530,357

Net asset value per share	$11.04

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	39

COLUMBIA GLOBAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,043,132
Dividends — affiliated issuers	713,788
Interest	2,035,374
Foreign taxes withheld	(180,717)

Total income	6,611,577

Expenses:
Investment management fees	2,203,533
Distribution and/or service fees
Class A	769,668
Class B	48,364
Class C	137,753
Class R	28
Class W	3
Transfer agent fees
Class A	430,342
Class B	6,749
Class C	19,258
Class K	50
Class R	8
Class R4	36
Class R5	461
Class W	2
Class Z	3,587
Plan administration fees
Class K	251
Compensation of board members	6,420
Custodian fees	88,347
Printing and postage fees	67,162
Registration fees	55,656
Audit fees	39,593
Legal fees	5,445
Other	18,295

Total expenses	3,901,011

Net investment income	2,710,566

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	3,910,861
Capital gain distributions from underlying affiliated funds	397,506
Foreign currency translations	(125,216)
Forward foreign currency exchange contracts	(682,921)
Futures contracts	5,411,534
Options purchased	(75,920)
Options contracts written	3,856
Swap contracts	(12,716)

Net realized gain	8,826,984
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(51,549,613)
Investments — affiliated issuers	(1,993,357)
Foreign currency translations	(32,105)
Forward sale commitments	1,172
Forward foreign currency exchange contracts	(1,780,523)
Futures contracts	1,432,190
Options purchased	75,063
Swap contracts	(400,243)
Foreign capital gains tax	165,951

Net change in unrealized depreciation	(54,081,465)

Net realized and unrealized loss	(45,254,481)

Net decrease in net assets from operations	$(42,543,915)

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations

Net investment income	$2,710,566	$7,065,282

Net realized gain	8,826,984	19,476,519

Net change in unrealized depreciation	(54,081,465)	(24,522,336)

Net increase (decrease) in net assets resulting from operations	(42,543,915)	2,019,465

Decrease in net assets from capital stock activity	(39,546,886)	(114,839,040)

Total decrease in net assets	(82,090,801)	(112,819,575)

Net assets at beginning of period	706,701,917	819,521,492

Net assets at end of period	$624,611,116	$706,701,917

Excess of distributions over net investment income	$(2,594,960)	$(5,305,526)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	41

COLUMBIA GLOBAL OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	945,556	10,673,286	2,469,833	28,758,638

Redemptions	(4,347,325)	(49,087,255)	(10,806,782)	(125,702,249)

Net decrease	(3,401,769)	(38,413,969)	(8,336,949)	(96,943,611)

Class B shares

Subscriptions	1,316	14,654	5,839	66,674

Redemptions(a)	(368,112)	(4,081,175)	(1,153,460)	(13,264,324)

Net decrease	(366,796)	(4,066,521)	(1,147,621)	(13,197,650)

Class C shares

Subscriptions	139,097	1,535,486	221,573	2,527,270

Redemptions	(216,632)	(2,379,847)	(680,242)	(7,743,416)

Net decrease	(77,535)	(844,361)	(458,669)	(5,216,146)

Class K shares

Subscriptions	—	—	211	2,500

Redemptions	—	—	(2,930)	(33,439)

Net decrease	—	—	(2,719)	(30,939)

Class R shares

Subscriptions	1,352	15,210	1,444	16,951

Redemptions	(1,316)	(14,692)	—	—

Net increase	36	518	1,444	16,951

Class R4 shares

Subscriptions	—	—	4,930	58,433

Redemptions	(1,288)	(14,711)	(57)	(675)

Net increase (decrease)	(1,288)	(14,711)	4,873	57,758

Class R5 shares

Subscriptions	266,374	3,031,714	2,008	23,156

Redemptions	(14,920)	(168,673)	—	—

Net increase	251,454	2,863,041	2,008	23,156

Class Z shares

Subscriptions	169,564	1,852,616	138,778	1,609,892

Redemptions	(83,264)	(923,499)	(99,707)	(1,158,451)

Net increase	86,300	929,117	39,071	451,441

Total net decrease	(3,509,598)	(39,546,886)	(9,898,562)	(114,839,040)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended January 31, 2016		Year Ended July 31,							Year Ended September 30,
Class A	(Unaudited)		2015	2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$11.73		$11.68	$10.89		$9.89		$8.75		$9.02		$8.44

Income from investment operations:

Net investment income	0.05		0.11	0.13		0.16		0.14		0.18		0.15

Net realized and unrealized gain (loss)	(0.77)		(0.06)	0.83		1.05		1.16		(0.19)		0.63

Total from investment operations	(0.72)		0.05	0.96		1.21		1.30		(0.01)		0.78

Less distributions to shareholders:

Net investment income	—		—	(0.17)		(0.21)		(0.16)		(0.24)		(0.20)

Tax return of capital	—		—	—		—		—		(0.02)		—

Total distributions to shareholders	—		—	(0.17)		(0.21)		(0.16)		(0.26)		(0.20)

Net asset value, end of period	$11.01		$11.73	$11.68		$10.89		$9.89		$8.75		$9.02

Total return	(6.14%)		0.43%	8.84%		12.35%		14.95%		(0.24%)		9.29%

Ratios to average net assets(b)

Total gross expenses	1.15	%(c)	1.15%	1.18%		1.19%		1.20	%(c)	1.13%		1.05%

Total net expenses(d)	1.15	%(c)	1.15%	1.18	%(e)	1.15	%(e)	1.15	%(c)	1.13	%(e)	1.05%

Net investment income	0.86	%(c)	0.98%	1.16%		1.52%		1.80	%(c)	1.93%		1.73%

Supplemental data

Net assets, end of period (in thousands)	$581,851		$659,873	$754,577		$777,874		$794,822		$774,665		$945,595

Portfolio turnover	66%		104%	104%		150%		129%		142%		114%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	43

COLUMBIA GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,							Year Ended September 30,
Class B	(Unaudited)		2015	2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$11.52		$11.56	$10.78		$9.79		$8.67		$8.93		$8.36

Income from investment operations:

Net investment income	0.01		0.02	0.05		0.08		0.08		0.11		0.08

Net realized and unrealized gain (loss)	(0.76)		(0.06)	0.81		1.04		1.14		(0.18)		0.62

Total from investment operations	(0.75)		(0.04)	0.86		1.12		1.22		(0.07)		0.70

Less distributions to shareholders:

Net investment income	—		—	(0.08)		(0.13)		(0.10)		(0.18)		(0.13)

Tax return of capital	—		—	—		—		—		(0.01)		—

Total distributions to shareholders	—		—	(0.08)		(0.13)		(0.10)		(0.19)		(0.13)

Net asset value, end of period	$10.77		$11.52	$11.56		$10.78		$9.79		$8.67		$8.93

Total return	(6.51%)		(0.35%)	8.04%		11.56%		14.19%		(0.94%)		8.38%

Ratios to average net assets(b)

Total gross expenses	1.89	%(c)	1.90%	1.93%		1.94%		1.96	%(c)	1.87%		1.81%

Total net expenses(d)	1.89	%(c)	1.90%	1.93	%(e)	1.90	%(e)	1.90	%(c)	1.87	%(e)	1.81%

Net investment income	0.13	%(c)	0.21%	0.40%		0.78%		1.05	%(c)	1.18%		0.98%

Supplemental data

Net assets, end of period (in thousands)	$7,453		$12,196	$25,502		$34,389		$40,387		$47,580		$74,220

Portfolio turnover	66%		104%	104%		150%		129%		142%		114%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,							Year Ended September 30,
Class C	(Unaudited)		2015	2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$11.44		$11.48	$10.71		$9.73		$8.61		$8.88		$8.32

Income from investment operations:

Net investment income	0.01		0.03	0.05		0.08		0.08		0.11		0.08

Net realized and unrealized gain (loss)	(0.75)		(0.07)	0.80		1.03		1.15		(0.19)		0.61

Total from investment operations	(0.74)		(0.04)	0.85		1.11		1.23		(0.08)		0.69

Less distributions to shareholders:

Net investment income	—		—	(0.08)		(0.13)		(0.11)		(0.18)		(0.13)

Tax return of capital	—		—	—		—		—		(0.01)		—

Total distributions to shareholders	—		—	(0.08)		(0.13)		(0.11)		(0.19)		(0.13)

Net asset value, end of period	$10.70		$11.44	$11.48		$10.71		$9.73		$8.61		$8.88

Total return	(6.47%)		(0.35%)	8.00%		11.55%		14.31%		(1.02%)		8.34%

Ratios to average net assets(b)

Total gross expenses	1.90	%(c)	1.90%	1.93%		1.94%		1.95	%(c)	1.88%		1.81%

Total net expenses(d)	1.90	%(c)	1.90%	1.93	%(e)	1.90	%(e)	1.90	%(c)	1.88	%(e)	1.81%

Net investment income	0.11	%(c)	0.23%	0.41%		0.77%		1.05	%(c)	1.17%		0.98%

Supplemental data

Net assets, end of period (in thousands)	$26,379		$29,100	$34,467		$33,299		$31,649		$29,619		$36,614

Portfolio turnover	66%		104%	104%		150%		129%		142%		114%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	45

COLUMBIA GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,					Year Ended September 30,
Class K	(Unaudited)		2015	2014	2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$11.77		$11.71	$10.92	$9.91	$8.77		$9.04	$8.45

Income from investment operations:

Net investment income	0.05		0.13	0.15	0.17	0.15		0.20	0.16

Net realized and unrealized gain (loss)	(0.77)		(0.07)	0.82	1.06	1.16		(0.19)	0.64

Total from investment operations	(0.72)		0.06	0.97	1.23	1.31		0.01	0.80

Less distributions to shareholders:

Net investment income	—		—	(0.18)	(0.22)	(0.17)		(0.26)	(0.21)

Tax return of capital	—		—	—	—	—		(0.02)	—

Total distributions to shareholders	—		—	(0.18)	(0.22)	(0.17)		(0.28)	(0.21)

Net asset value, end of period	$11.05		$11.77	$11.71	$10.92	$9.91		$8.77	$9.04

Total return	(6.12%)		0.51%	8.97%	12.55%	14.99%		(0.12%)	9.49%

Ratios to average net assets(b)

Total gross expenses	1.06	%(c)	1.04%	1.04%	1.03%	1.06	%(c)	0.98%	0.91%

Total net expenses(d)	1.06	%(c)	1.04%	1.04%	1.02%	1.05	%(c)	0.98%	0.91%

Net investment income	0.95	%(c)	1.08%	1.30%	1.66%	1.91	%(c)	2.07%	1.87%

Supplemental data

Net assets, end of period (in thousands)	$196		$209	$239	$232	$232		$384	$416

Portfolio turnover	66%		104%	104%	150%	129%		142%	114%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,						Year Ended September 30,
Class R	(Unaudited)		2015	2014		2013	2012(a)		2011	2010
Per share data
Net asset value, beginning of period	$11.67		$11.66	$10.87		$9.88	$8.74		$9.01	$8.43

Income from investment operations:

Net investment income	0.03		0.07	0.10		0.13	0.12		0.16	0.12

Net realized and unrealized gain (loss)	(0.77)		(0.06)	0.83		1.04	1.16		(0.19)	0.63

Total from investment operations	(0.74)		0.01	0.93		1.17	1.28		(0.03)	0.75

Less distributions to shareholders:

Net investment income	—		—	(0.14)		(0.18)	(0.14)		(0.22)	(0.17)

Tax return of capital	—		—	—		—	—		(0.02)	—

Total distributions to shareholders	—		—	(0.14)		(0.18)	(0.14)		(0.24)	(0.17)

Net asset value, end of period	$10.93		$11.67	$11.66		$10.87	$9.88		$8.74	$9.01

Total return	(6.34%)		0.09%	8.63%		11.99%	14.77%		(0.49%)	8.90%

Ratios to average net assets(b)

Total gross expenses	1.40	%(c)	1.48%	1.43%		1.44%	1.48	%(c)	1.36%	1.42%

Total net expenses(d)	1.40	%(c)	1.48%	1.43	%(e)	1.40%	1.40	%(c)	1.36%	1.42%

Net investment income	0.59	%(c)	0.65%	0.90%		1.28%	1.55	%(c)	1.68%	1.38%

Supplemental data

Net assets, end of period (in thousands)	$19		$19	$3		$5	$4		$4	$4

Portfolio turnover	66%		104%	104%		150%	129%		142%	114%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	47

COLUMBIA GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R4	(Unaudited)		2015	2014		2013(a)
Per share data
Net asset value, beginning of period	$11.77		$11.71	$10.92		$10.06

Income from investment operations:

Net investment income	0.06		0.17	0.15		0.15

Net realized and unrealized gain (loss)	(0.76)		(0.11)	0.83		0.86

Total from investment operations	(0.70)		0.06	0.98		1.01

Less distributions to shareholders:

Net investment income	—		—	(0.19)		(0.15)

Total distributions to shareholders	—		—	(0.19)		(0.15)

Net asset value, end of period	$11.07		$11.77	$11.71		$10.92

Total return	(5.95%)		0.51%	9.07%		10.14%

Ratios to average net assets(b)

Total gross expenses	0.89	%(c)	0.92%	0.98%		0.93	%(c)

Total net expenses(d)	0.89	%(c)	0.92%	0.98	%(e)	0.92	%(c)

Net investment income	1.14	%(c)	1.47%	1.34%		1.98	%(c)

Supplemental data

Net assets, end of period (in thousands)	$42		$60	$3		$3

Portfolio turnover	66%		104%	104%		150%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$11.80		$11.71	$10.92	$10.06

Income from investment operations:

Net investment income	0.06		0.17	0.18	0.14

Net realized and unrealized gain (loss)	(0.77)		(0.08)	0.83	0.88

Total from investment operations	(0.71)		0.09	1.01	1.02

Less distributions to shareholders:

Net investment income	—		—	(0.22)	(0.16)

Total distributions to shareholders	—		—	(0.22)	(0.16)

Net asset value, end of period	$11.09		$11.80	$11.71	$10.92

Total return	(6.02%)		0.77%	9.31%	10.22%

Ratios to average net assets(b)

Total gross expenses	0.81	%(c)	0.80%	0.74%	0.83	%(c)

Total net expenses(d)	0.81	%(c)	0.80%	0.74%	0.81	%(c)

Net investment income	1.00	%(c)	1.44%	1.57%	1.82	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,814		$26	$3	$3

Portfolio turnover	66%		104%	104%	150%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	49

COLUMBIA GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class W	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$11.70		$11.66	$11.77

Income from investment operations:

Net investment income	0.04		0.11	0.00	(b)

Net realized and unrealized loss	(0.76)		(0.07)	(0.11	)(c)

Total from investment operations	(0.72)		0.04	(0.11)

Net asset value, end of period	$10.98		$11.70	$11.66

Total return	(6.15%)		0.34%	(0.93%)

Ratios to average net assets(d)

Total gross expenses	1.18	%(e)	1.21%	1.17	%(e)

Total net expenses(f)	1.18	%(e)	1.21%	1.17	%(e)(g)

Net investment income	0.79	%(e)	0.91%	0.36	%(e)

Supplemental data

Net assets, end of period (in thousands)	$2		$2	$2

Portfolio turnover	66%		104%	104%

Notes to Financial Highlights

(a)	Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,							Year Ended September 30,
Class Z	(Unaudited)		2015	2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$11.75		$11.67	$10.88		$9.88		$8.73		$9.01		$8.98

Income from investment operations:

Net investment income (loss)	0.06		0.15	0.16		0.18		0.17		0.21		(0.01)

Net realized and unrealized gain (loss)	(0.77)		(0.07)	0.82		1.05		1.16		(0.19)		0.04

Total from investment operations	(0.71)		0.08	0.98		1.23		1.33		0.02		0.03

Less distributions to shareholders:

Net investment income	—		—	(0.19)		(0.23)		(0.18)		(0.30)		—

Tax return of capital	—		—	—		—		—		0.00	(c)	—

Total distributions to shareholders	—		—	(0.19)		(0.23)		(0.18)		(0.30)		—

Net asset value, end of period	$11.04		$11.75	$11.67		$10.88		$9.88		$8.73		$9.01

Total return	(6.04%)		0.69%	9.11%		12.65%		15.31%		0.01%		0.33%

Ratios to average net assets(d)

Total gross expenses	0.90	%(e)	0.90%	0.93%		0.94%		0.94	%(e)	0.89%		1.02	%(e)

Total net expenses(f)	0.90	%(e)	0.90%	0.93	%(g)	0.90	%(g)	0.88	%(e)	0.89	%(g)	1.02	%(e)

Net investment income (loss)	1.11	%(e)	1.25%	1.41%		1.75%		2.06	%(e)	2.28%		(13.66	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$5,855		$5,216	$4,726		$1,023		$787		$335		$3

Portfolio turnover	66%		104%	104%		150%		129%		142%		114%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.

(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	51

COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia Global Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services —Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no

52	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the NYSE on the valuation date.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S.

Semiannual Report 2016	53

COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation

54	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio, to generate total return through long and short currency positions versus the U.S. dollar, and for gaining market exposure to various foreign currencies. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions, and for gaining market exposure to various currency, interest rate and equity markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Semiannual Report 2016	55

COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments, to protect gains, to produce incremental earnings, and facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months Ended January 31, 2016 are as follows:

	Calls
	Contracts	Premiums ($)
Balance at July 31, 2015	—	—
Opened	41	(3,856)
Expired	(41)	3,856
Balance at January 31, 2016	—	—

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the

56	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. The Fund purchased or wrote interest rate swaption contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums

Semiannual Report 2016	57

COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2016.

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	6,269	*
Equity risk	Net assets — unrealized appreciation on futures contracts	1,480,031	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	3,153,825
Interest rate risk	Net assets — unrealized appreciation on futures contracts	994,499	*
Total		5,634,624

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	196,477	*
Equity risk	Net assets — unrealized depreciation on futures contracts	12,965	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	5,101,019
Interest rate risk	Net assets — unrealized depreciation on futures contracts	328,062	*
Total		5,638,523

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2016.

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	—	(12,716)	(12,716)
Equity risk	—	3,991,693	3,856	—	—	3,995,549
Foreign exchange risk	(682,921)	—	—	—	—	(682,921)
Interest rate risk	—	1,419,841	—	(75,920)	—	1,343,921
Total	(682,921)	5,411,534	3,856	(75,920)	(12,716)	4,643,833

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	(400,243)	(400,243)
Equity risk	—	1,611,328	—	—	1,611,328
Foreign exchange risk	(1,780,523)	—	—	—	(1,780,523)
Interest rate risk	—	(179,138)	75,063	—	(104,075)
Total	(1,780,523)	1,432,190	75,063	(400,243)	(673,513)

58	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended January 31,2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	91,788,112
Futures contracts — Short	91,824,374
Credit default swap contracts — sell protection	37,725,000
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	1

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	3,503,208	(5,186,798)

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or

Semiannual Report 2016	59

COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2016:

	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Deutsche Bank ($)	HSBC ($)	Morgan Stanley ($)	Standard Chartered ($)	State Street ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts(a)	—	—	—	—	—	—	93,884	—	—	—	93,884
Forward foreign currency exchange contracts	39,736	67,050	428,826	166,687	943,953	364,977	—	74,358	306,835	761,403	3,153,825
Total Assets	39,736	67,050	428,826	166,687	943,953	364,977	93,884	74,358	306,835	761,403	3,247,709
Liabilities
Forward foreign currency exchange contracts	208,762	512,844	1,756,863	202,231	1,011,689	726,993	—	28,229	511,660	141,748	5,101,019
Total Financial and Derivative Net Assets	(169,026)	(445,794)	(1,328,037)	(35,544)	(67,736)	(362,016)	93,884	46,129	(204,825)	619,655	(1,853,310)
Total collateral received (pledged)(b)	—	—	—	—	—	—	—	—	—	—	—
Net Amount(c)	(169,026)	(445,794)	(1,328,037)	(35,544)	(67,736)	(362,016)	93,884	46,129	(204,825)	619,655	(1,853,310)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(c)	Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

60	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2016	61

COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees and Underlying Fund Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds, including exchange-traded funds, that pay an investment management fee to the Investment Manager, (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including other funds advised by the Investment Manager that do not pay an investment management fee, derivatives and individual securities. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.67% of the Fund’s average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,378,722, and the administrative services fee paid to the Investment Manager was $124,931.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the “Global” business). From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

62	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2016, other expenses paid by the Fund to this company were $1,325.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended January 31, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.14%
Class B	0.14
Class C	0.14
Class K	0.05
Class R	0.13
Class R4	0.14
Class R5	0.05
Class W	0.18
Class Z	0.14

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets

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COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,220,000 and $346,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $147,457 for Class A, $459 for Class B and $1,123 for Class C shares for the six months ended January 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Contractual Expense Cap December 1, 2015 Through November 30, 2016	Voluntary Expense Cap Prior to December 1, 2015
Class A	1.37%	1.30%
Class B	2.12	2.05
Class C	2.12	2.05
Class K	1.32	1.24
Class R	1.62	1.55
Class R4	1.12	1.05
Class R5	1.07	0.99
Class W	1.37	1.30
Class Z	1.12	1.05

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $660,040,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$29,104,000
Unrealized depreciation	(46,307,000)
Net unrealized depreciation	$(17,203,000)

The following capital loss carryforwards, determined as of July 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	133,719,540
2019	21,208,022
Total	154,927,562

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $2,543,261 as arising on August 1, 2015.

64	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $393,221,063 and $381,166,742, respectively, for the six months ended January 31, 2016, of which $134,573,740 and $134,117,583, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, affiliated shareholders of record owned 93.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation,

Semiannual Report 2016	65

COLUMBIA GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

66	Semiannual Report 2016

COLUMBIA GLOBAL OPPORTUNITIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	67

Columbia Global Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR156_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA MONEY MARKET FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.
**	Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholder,

Today’s investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today’s complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today’s investors:

■	Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today’s market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■	Navigate a changing interest rate environment

Today’s uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market’s ups and downs.

■	Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■	Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today’s market challenges and grow your assets at each crossroad of your journey.

■	Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it’s important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Money Market Fund (the Fund) Class A shares returned 0.00% for the six-month period that ended January 31, 2016.

■	The Fund’s annualized simple yield was 0.01% and its annualized compound yield was also 0.01% for the seven-day period ended January 31, 2016.

Average Annual Total Returns (%) (for period ended January 31, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/06/75	0.00	0.01	0.01	1.12
Class B	03/20/95
Excluding sales charges		0.00	0.01	0.01	0.92
Including sales charges		-5.00	-4.99	-0.39	0.92
Class C	06/26/00
Excluding sales charges		0.00	0.01	0.01	0.92
Including sales charges		-1.00	-0.99	0.01	0.92
Class I	03/04/04	0.00	0.01	0.01	1.21
Class R*	08/03/09	0.00	0.01	0.01	1.14
Class R5*	12/11/06	0.00	0.01	0.01	1.17
Class W*	12/01/06	0.00	0.01	0.01	1.11
Class Z*	04/30/10	0.00	0.01	0.01	1.12

Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) (applied as follows: first year 5%; second year 4%; third and forth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter). Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The performance of different share classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Semiannual Report 2016	3

COLUMBIA MONEY MARKET FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Leonard Aplet, CFA

John McColley

Portfolio Breakdown (%) (at January 31, 2016)
Asset-Backed Commercial Paper	8.8
Asset-Backed Securities — Non-Agency(a)	1.0
Certificates of Deposit	20.8
Commercial Paper	38.4
Repurchase Agreements	4.6
U.S. Government & Agency Obligations	17.0
U.S. Treasury Obligations	9.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Category comprised of short-term asset-backed securities.

4	Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.00	1,023.87	0.99	1.01	0.20
Class B	1,000.00	1,000.00	1,000.00	1,023.92	0.94	0.96	0.19
Class C	1,000.00	1,000.00	1,000.00	1,023.87	0.99	1.01	0.20
Class I	1,000.00	1,000.00	1,000.00	1,023.87	0.99	1.01	0.20
Class R	1,000.00	1,000.00	1,000.00	1,023.87	0.99	1.01	0.20
Class R5	1,000.00	1,000.00	1,000.00	1,023.87	0.99	1.01	0.20
Class W	1,000.00	1,000.00	1,000.00	1,023.72	1.14	1.16	0.23
Class Z	1,000.00	1,000.00	1,000.00	1,023.87	0.99	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended January 31, 2016, the annualized expense ratios would have been 0.62% for Class A, 1.27% for Class B, 0.67% for Class C, 0.33% for Class I, 0.67% for Class R, 0.38% for Class R5, 0.62% for Class W and 0.52% for Class Z. The actual expenses paid would have been $3.08 for Class A, $6.32 for Class B, $3.33 for Class C, $1.64 for Class I, $3.33 for Class R, $1.89 for Class R5, $3.08 for Class W and $2.59 for Class Z; the hypothetical expenses paid would have been $3.12 for Class A, $6.37 for Class B, $3.37 for Class C, $1.66 for Class I, $3.37 for Class R, $1.91 for Class R5, $3.12 for Class W and $2.61 for Class Z.

Semiannual Report 2016	5

COLUMBIA MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Commercial Paper 8.8%
Issuer	Effective Yield	Principal Amount ($)	Value ($)

Jupiter Securitization Co. LLC(a)
02/23/16	0.340%	4,500,000	4,498,950

MetLife Short Term Funding LLC(a)
04/01/16	0.460%	34,000,000	33,973,064
04/04/16	0.520%	13,000,000	12,987,794

Old Line Funding LLC(a)
03/18/16	0.480%	32,000,000	31,979,400
04/01/16	0.450%	15,000,000	14,988,375

Thunder Bay Funding LLC(a)
04/06/16	0.570%	39,000,000	38,958,628

Total Asset-Backed Commercial Paper
(Cost: $137,386,211)			137,386,211

Commercial Paper 38.4%
BANKING 8.6%
BNP Paribas Finance, Inc.
02/01/16	0.180%	47,000,000	46,999,295

Bank of Nova Scotia(a)
03/18/16	0.550%	40,000,000	39,970,667

Toronto Dominion Holdings USA, Inc.(a)
02/17/16	0.240%	48,000,000	47,994,000

Total			134,963,962

CONSUMER PRODUCTS 2.0%
Procter & Gamble Co. (The)(a)
02/19/16	0.340%	4,898,000	4,897,048
03/01/16	0.300%	27,000,000	26,992,792

Total			31,889,840

DIVERSIFIED MANUFACTURING 3.0%
General Electric Co.
02/04/16	0.250%	47,000,000	46,998,107

INTEGRATED ENERGY 6.1%
Chevron Corp.(a)
03/01/16	0.390%	19,000,000	18,993,456
04/11/16	0.440%	28,000,000	27,975,360

Exxon Mobil Corp.
03/17/16	0.440%	26,000,000	25,985,064
03/18/16	0.400%	22,000,000	21,988,267

Total			94,942,147

LIFE INSURANCE 3.1%
New York Life Capital Corp.(a)
04/04/16	0.470%	18,000,000	17,984,725
04/05/16	0.470%	30,000,000	29,974,150

Total			47,958,875

Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)

PHARMACEUTICALS 11.5%
Johnson & Johnson(a)
02/01/16	0.200%	28,000,000	27,999,549
03/01/16	0.300%	20,000,000	19,994,661

Novartis Finance Corp.(a)
02/01/16	0.220%	16,000,000	15,999,716
02/08/16	0.300%	29,000,000	28,997,607

Roche Holdings, Inc.(a)
02/01/16	0.180%	3,300,000	3,299,951
02/08/16	0.300%	44,000,000	43,996,370

Sanofi Aventis(a)
03/08/16	0.400%	39,000,000	38,983,533

Total			179,271,387

PROPERTY & CASUALTY 1.4%
Travelers Co., Inc.(a)
02/01/16	0.210%	22,000,000	21,999,621

RETAILERS 2.7%
Wal-Mart Stores, Inc.(a)
04/28/16	0.450%	43,000,000	42,952,162

Total Commercial Paper
(Cost: $600,976,101)			600,976,101

Certificates of Deposit 20.8%
Australia & New Zealand Banking Group Ltd.
02/01/16	0.380%	47,000,000	47,000,000

BB&T Corp.
02/23/16	0.440%	10,000,000	10,000,000
03/22/16	0.550%	36,000,000	36,000,000

Bank of Montreal Chicago Branch
02/03/16	0.330%	32,000,000	32,000,000

Canadian Imperial Bank of Commerce
02/02/16	0.300%	47,000,000	47,000,000

HSBC Bank USA NA(b)
03/24/16	0.610%	21,000,000	21,000,000

State Street Bank and Trust Co.(b)
05/18/16	0.430%	35,000,000	35,000,000

US Bank NA
04/21/16	0.540%	37,000,000	37,000,000

Wells Fargo Bank NA
04/19/16	0.580%	12,000,000	12,000,000

Wells Fargo Bank NA(b)
07/20/16	0.780%	34,000,000	34,000,000

Westpac Banking Corp.(a)(b)
03/03/16	0.590%	15,000,000	15,000,000

Total Certificates of Deposit
(Cost: $326,000,000)			326,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

U.S. Government & Agency Obligations 17.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)

Federal Home Loan Banks Discount Notes
02/03/16	0.210%	23,000,000	22,999,336
02/05/16	0.200%	2,000,000	1,999,923
02/10/16	0.250%	17,000,000	16,998,624
02/17/16	0.240%	45,021,000	45,015,372
02/18/16	0.260%	12,000,000	11,998,258
02/24/16	0.240%	35,000,000	34,993,924
03/08/16	0.300%	32,000,000	31,989,867
03/09/16	0.290%	18,000,000	17,994,345
03/23/16	0.400%	16,210,000	16,200,454

Federal Home Loan Banks(b)
08/26/16	0.400%	30,000,000	30,000,000
01/13/17	0.580%	19,000,000	19,000,000

Federal National Mortgage Association Discount Notes
02/01/16	0.160%	12,000,000	11,999,840
02/02/16	0.150%	6,000,000	5,999,900

Total U.S. Government & Agency Obligations (Cost: $267,189,843)			267,189,843

Repurchase Agreements 4.6%
Tri-party RBC Capital Markets LLC dated 01/29/16, matures 02/01/16, repurchase price $38,000,918 (collateralized by U.S. Treasury Securities, Total Market Value $38,760,023)
	0.290%	38,000,000	38,000,000

Tri-party TD Securities (USA) LLC dated 01/29/16, matures 02/01/16, repurchase price $34,700,954 (collateralized by U.S. Government Agencies and U.S. Treasury Securities, Total Market Value $35,394,077)
	0.330%	34,700,000	34,700,000

Total Repurchase Agreements
(Cost: $72,700,000)			72,700,000

Asset-Backed Securities — Non-Agency 1.0%
Issuer	Coupon Rate	Principal Amount	Value

ABS OTHER 0.5%
Dell Equipment Finance Trust(a) Series 2015-1 Class A1
04/22/16	0.420%	54,440	54,440
Series 2015-2 Class A1
10/24/16	0.530%	7,651,260	7,651,260

Total			7,705,700

CAR LOAN 0.5%
ARI Fleet Lease Trust Series 2015-A Class A1(a)
04/15/16	0.400%	370,622	370,622

SMART ABS Trust Series 2015-3US Class A1
10/14/16	0.520%	7,579,793	7,579,793

Total			7,950,415

Total Asset-Backed Securities — Non-Agency
(Cost: $15,656,115)			15,656,115

U.S. Treasury Obligations 9.4%
U.S. Treasury(b)
01/31/16	0.350%	68,000,000	67,999,972
04/30/16	0.374%	20,000,000	20,000,051
04/30/17	0.379%	24,000,000	23,996,051
07/31/17	0.382%	35,000,000	34,942,691

Total U.S. Treasury Obligations
(Cost: $146,938,765)			146,938,765

Total Investments
(Cost: $1,566,847,035)			1,566,847,035

Other Assets & Liabilities, Net			(2,153,501)

Net Assets			1,564,693,534

Notes to Portfolio of Investments

(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $619,467,901 or 39.59% of net assets.

(b)	Variable rate security.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Asset-Backed Commercial Paper	—	137,386,211	—	137,386,211

Commercial Paper	—	600,976,101	—	600,976,101

Certificates of Deposit	—	326,000,000	—	326,000,000

U.S. Government & Agency Obligations	—	267,189,843	—	267,189,843

Repurchase Agreements	—	72,700,000	—	72,700,000

Asset-Backed Securities — Non-Agency	—	15,656,115	—	15,656,115

U.S. Treasury Obligations	—	146,938,765	—	146,938,765

Total Investments	—	1,566,847,035	—	1,566,847,035

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,494,147,035)	$1,494,147,035

Repurchase agreements (identified cost $72,700,000)	72,700,000

Total investments (identified cost $1,566,847,035)	1,566,847,035

Cash	34,107

Receivable for:

Capital shares sold	4,290,543

Interest	169,235

Expense reimbursement due from Investment Manager	12,891

Prepaid expenses	4,378

Other assets	13,432

Total assets	1,571,371,621

Liabilities

Payable for:

Capital shares purchased	6,123,547

Dividend distributions to shareholders	11,558

Investment management fees	16,195

Distribution and/or service fees	36

Transfer agent fees	227,844

Compensation of board members	148,049

Other expenses	150,858

Total liabilities	6,678,087

Net assets applicable to outstanding capital stock	$1,564,693,534

Represented by

Paid-in capital	$1,564,463,358

Excess of distributions over net investment income	(157,047)

Accumulated net realized gain	387,223

Total — representing net assets applicable to outstanding capital stock	$1,564,693,534

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A

Net assets	$1,378,412,335

Shares outstanding	1,377,901,398

Net asset value per share	$1.00

Class B

Net assets	$1,756,441

Shares outstanding	1,757,497

Net asset value per share	$1.00

Class C

Net assets	$26,970,970

Shares outstanding	26,965,951

Net asset value per share	$1.00

Class I

Net assets	$662,642

Shares outstanding	661,969

Net asset value per share	$1.00

Class R

Net assets	$6,026,707

Shares outstanding	6,026,568

Net asset value per share	$1.00

Class R5

Net assets	$1,173,294

Shares outstanding	1,172,851

Net asset value per share	$1.00

Class W

Net assets	$102,527

Shares outstanding	102,503

Net asset value per share	$1.00

Class Z

Net assets	$149,588,618

Shares outstanding	149,569,489

Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income

Income:

Interest	$1,654,657

Total income	1,654,657

Expenses:

Investment management fees	2,981,741

Distribution and/or service fees

Class B	8,329

Transfer agent fees

Class A	1,802,885

Class B	2,869

Class C	33,833

Class R	9,117

Class R5	148

Class W	84

Class Z	190,634

Compensation of board members	8,895

Custodian fees	10,830

Printing and postage fees	168,755

Registration fees	59,399

Audit fees	10,980

Legal fees	8,599

Other	20,488

Total expenses	5,317,586

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(3,728,563)

Total net expenses	1,589,023

Net investment income	65,634

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	387,223

Net realized gain	387,223

Net realized and unrealized gain	387,223

Net increase in net assets resulting from operations	$452,857

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations

Net investment income	$65,634	$109,179

Net realized gain	387,223	916

Net increase in net assets resulting from operations	452,857	110,095

Distributions to shareholders

Net investment income

Class A	(57,981)	(120,645)

Class B	(79)	(299)

Class C	(1,276)	(2,232)

Class I	(33)	(66)

Class R	(346)	(688)

Class R5	(64)	(56)

Class W	(3)	(7)

Class Z	(7,330)	(13,963)

Total distributions to shareholders	(67,112)	(137,956)

Decrease in net assets from capital stock activity	(37,228,679)	(190,464,626)

Total decrease in net assets	(36,842,934)	(190,492,487)

Net assets at beginning of period	1,601,536,468	1,792,028,955

Net assets at end of period	$1,564,693,534	$1,601,536,468

Excess of distributions over net investment income	$(157,047)	$(155,569)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	770,645,762	770,645,762	1,781,376,383	1,781,376,383

Distributions reinvested	56,861	56,861	119,744	119,744

Redemptions	(816,165,671)	(816,165,671)	(1,963,459,946)	(1,963,459,948)

Net decrease	(45,463,048)	(45,463,048)	(181,963,819)	(181,963,821)

Class B shares

Subscriptions	496,999	497,000	1,289,228	1,289,227

Distributions reinvested	63	63	243	243

Redemptions(a)	(1,215,034)	(1,215,034)	(4,501,077)	(4,501,076)

Net decrease	(717,972)	(717,971)	(3,211,606)	(3,211,606)

Class C shares

Subscriptions	21,372,911	21,372,911	35,134,438	35,134,438

Distributions reinvested	1,213	1,213	2,146	2,146

Redemptions	(20,256,877)	(20,256,877)	(37,311,218)	(37,311,218)

Net increase (decrease)	1,117,247	1,117,247	(2,174,634)	(2,174,634)

Class I shares

Subscriptions	1	1	—	—

Distributions reinvested	33	33	65	65

Net increase	34	34	65	65

Class R shares

Subscriptions	5,037,200	5,037,200	8,116,145	8,116,145

Distributions reinvested	342	342	677	677

Redemptions	(5,667,089)	(5,667,089)	(9,512,339)	(9,512,340)

Net decrease	(629,547)	(629,547)	(1,395,517)	(1,395,518)

Class R5 shares

Subscriptions	2,633,745	2,633,745	270,028	270,028

Distributions reinvested	64	64	56	56

Redemptions	(2,105,821)	(2,105,821)	(123,979)	(123,979)

Net increase	527,988	527,988	146,105	146,105

Class W shares

Subscriptions	201,600	201,600	208,782	208,782

Distributions reinvested	3	3	6	6

Redemptions	(144,037)	(144,037)	(213,373)	(213,373)

Net increase (decrease)	57,566	57,566	(4,585)	(4,585)

Class Z shares

Subscriptions	66,213,580	66,213,579	64,597,472	64,597,473

Distributions reinvested	6,006	6,006	11,161	11,161

Redemptions	(58,340,533)	(58,340,533)	(66,469,266)	(66,469,266)

Net increase (decrease)	7,879,053	7,879,052	(1,860,633)	(1,860,632)

Total net decrease	(37,228,679)	(37,228,679)	(190,464,624)	(190,464,626)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended January 31, 2016		Year Ended July 31,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Net realized and unrealized gain	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net realized gains	—		—		—		(0.000	)(a)	—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(a)	0.01%		0.01%		0.03%		0.01%		0.01%

Ratios to average net assets

Total gross expenses	0.67	%(b)	0.71%		0.78%		0.80%		0.71%		0.68%

Total net expenses(c)	0.20	%(b)	0.11	%(d)	0.09	%(d)	0.13	%(d)	0.14	%(d)	0.21%

Net investment income	0.01	%(b)	0.01%		0.01%		0.01%		0.01%		0.01%

Supplemental data

Net assets, end of period (in thousands)	$1,378,412		$1,423,534		$1,605,518		$1,756,157		$1,846,163		$2,170,619

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income (loss)	0.000	(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	0.000	(a)

Net realized and unrealized gain	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total from investment operations	0.000	(a)	(0.000	)(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net realized gains	—		—		—		(0.000	)(a)	—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(a)	0.01%		0.01%		0.03%		0.01%		0.01%

Ratios to average net assets

Total gross expenses	1.42	%(b)	1.47%		1.53%		1.55%		1.46%		1.43%

Total net expenses(c)	0.19	%(b)	0.12	%(d)	0.10	%(d)	0.14	%(d)	0.14	%(d)	0.21%

Net investment income (loss)	0.01	%(b)	(0.01%)		(0.01%)		(0.00	%)(a)	(0.00	%)(a)	0.00	%(a)

Supplemental data

Net assets, end of period (in thousands)	$1,756		$2,474		$5,686		$9,860		$12,159		$18,617

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Net realized and unrealized gain	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net realized gains	—		—		—		(0.000	)(a)	—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(a)	0.01%		0.01%		0.03%		0.01%		0.01%

Ratios to average net assets

Total gross expenses	0.67	%(b)	0.71%		0.78%		0.79%		0.72%		0.68%

Total net expenses(c)	0.20	%(b)	0.11	%(d)	0.09	%(d)	0.13	%(d)	0.13	%(d)	0.20%

Net investment income	0.01	%(b)	0.01%		0.01%		0.00	%(a)	0.01%		0.01%

Supplemental data

Net assets, end of period (in thousands)	$26,971		$25,847		$28,023		$27,580		$10,252		$12,975

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class I	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Net realized and unrealized gain	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net realized gains	—		—		—		(0.000	)(a)	—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(a)	0.01%		0.01%		0.03%		0.01%		0.01%

Ratios to average net assets

Total gross expenses	0.41	%(b)	0.41%		0.41%		0.40%		0.40%		0.40%

Total net expenses(c)	0.20	%(b)	0.10%		0.09%		0.12%		0.10%		0.21%

Net investment income	0.01	%(b)	0.01%		0.01%		0.01%		0.03%		0.01%

Supplemental data

Net assets, end of period (in thousands)	$663		$662		$662		$662		$391		$38,467

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Net realized and unrealized gain	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net realized gains	—		—		—		(0.000	)(a)	—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(a)	0.01%		0.01%		0.03%		0.01%		0.03%

Ratios to average net assets

Total gross expenses	0.67	%(b)	0.71%		0.78%		0.78%		0.71%		0.67%

Total net expenses(c)	0.20	%(b)	0.11	%(d)	0.09	%(d)	0.12	%(d)	0.14	%(d)	0.18%

Net investment income	0.01	%(b)	0.01%		0.01%		0.00	%(a)	0.02%		0.02%

Supplemental data

Net assets, end of period (in thousands)	$6,027		$6,655		$8,051		$6,904		$654		$30

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R5	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Net realized and unrealized gain	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net realized gains	—		—		—		(0.000	)(a)	—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(a)	0.01%		0.01%		0.03%		0.01%		0.01%

Ratios to average net assets

Total gross expenses	0.44	%(b)	0.43%		0.44%		0.44%		0.42%		0.42%

Total net expenses(c)	0.20	%(b)	0.10%		0.09%		0.13%		0.12%		0.21%

Net investment income	0.01	%(b)	0.01%		0.01%		0.01%		0.03%		0.01%

Supplemental data

Net assets, end of period (in thousands)	$1,173		$645		$499		$640		$773		$884

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class W	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Net realized and unrealized gain	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net realized gains	—		—		—		(0.000	)(a)	—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(a)	0.01%		0.01%		0.03%		0.01%		0.01%

Ratios to average net assets

Total gross expenses	0.67	%(b)	0.71%		0.79%		0.80%		0.74%		0.67%

Total net expenses(c)	0.23	%(b)	0.11	%(d)	0.10	%(d)	0.12	%(d)	0.13	%(d)	0.21%

Net investment income	0.01	%(b)	0.01%		0.00	%(a)	0.01%		0.00	%(a)	0.01%

Supplemental data

Net assets, end of period (in thousands)	$103		$45		$50		$2,073		$2,074		$21,133

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:

Net investment income	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Net realized and unrealized gain	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Total from investment operations	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)	0.000	(a)

Less distributions to shareholders:

Net investment income	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net realized gains	—		—		—		(0.000	)(a)	—		—

Total distributions to shareholders	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.00	%(a)	0.01%		0.01%		0.03%		0.01%		0.01%

Ratios to average net assets

Total gross expenses	0.67	%(b)	0.71%		0.78%		0.80%		0.71%		0.67%

Total net expenses(c)	0.20	%(b)	0.11	%(d)	0.09	%(d)	0.13	%(d)	0.14	%(d)	0.20%

Net investment income	0.01	%(b)	0.01%		0.01%		0.01%		0.01%		0.01%

Supplemental data

Net assets, end of period (in thousands)	$149,589		$141,674		$143,541		$129,435		$70,390		$64,787

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	Annualized.

(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia Money Market Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge (CDSC).

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services —Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition,

22	Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Repurchase Agreements

The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2016:

	RBC Capital Markets ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	38,000,000	34,700,000	72,700,000
Total Financial and Derivative Net Assets	38,000,000	34,700,000	72,700,000
Total collateral received (pledged)(a)	38,000,000	34,700,000	72,700,000
Net Amount(b)	—	—	—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income, including amortization of premium and discount, is recognized daily.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The

Semiannual Report 2016	23

COLUMBIA MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Money Market Fund Reform

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to the rules that govern money market funds, which will significantly change the way certain money market funds will be required to operate. These rules provide boards of trustees with the discretion to impose liquidity fees and/or redemption gates for non-government money market funds if portfolio liquidity drops below specified levels and will require institutional prime money market funds to price shares with a floating net asset value. Non-government money market funds will be required to restrict beneficial owners to natural persons if they want to continue to maintain a stable net asset value. Government money market funds will not be required to float their net asset value or make themselves subject to liquidity fees or redemption gates. Money market funds are required to comply with the liquidity fees, redemption gates and floating net asset value rules by October 14, 2016. After considering the likely effects of the rule changes on the Fund, the Board approved a recommendation made by Columbia Management Investment Advisers, LLC (the Investment Manager) to convert the Fund to a government money market fund on or about October 1, 2016. On such date, the Fund will be re-named Columbia Government Money Market Fund and will be required to invest at least 99.5% of its assets in cash, government securities and repurchase agreements collateralized by cash or government securities. By converting to a government money market fund, the Fund will seek to maintain a stable net asset value per share and will not be required to be subject to liquidity fees or redemption gates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.39% to 0.18% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.38% of the Fund’s average daily net assets.

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,710,367, and the administrative services fee paid to the Investment Manager was $290,034.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended January 31, 2016, other expenses paid by the Fund to this company were $2,171.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are

24	Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.26%
Class B	0.26
Class C	0.26
Class R	0.26
Class R5	0.02
Class W	0.26
Class Z	0.26

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund.

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At January 31, 2016, the Fund’s total potential future obligation over the life of the Guaranty is $71,278. The liability remaining at January 31, 2016 for non-recurring charges associated with the lease amounted to $41,356 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2016 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,719, which approximates the fair value of the ownership interest.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A and Class W shares, and a fee at an annual rate of up to 0.85%, 0.75% and 0.50% of the Fund’s average daily net assets attributable to Class B, Class C and Class R shares, respectively. For the six

Semiannual Report 2016	25

COLUMBIA MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

months ended January 31, 2016, the Fund did not pay fees for Class A, Class C, Class R and Class W shares. For Class B shares, of the 0.85% fee, up to 0.75% is reimbursed for distribution expenses. For the six months ended January 31, 2016, the Fund paid fees equal to 0.75% of the 0.85% for Class B shares.

The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,341,000 and $995,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2015, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.

Sales Charges

CDSCs received by the Distributor for distributing Fund shares were $786 for Class B and $1,913 for Class C shares for the six months ended January 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	December 1, 2015 through November 30, 2016	Prior to December 1, 2015
Class A	0.62%	0.62%
Class B	1.27	1.27
Class C	1.27	1.27
Class I	0.33	0.32
Class R	0.77	0.77
Class R5	0.38	0.37
Class W	0.62	0.62
Class Z	0.52	0.52

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $1,566,847,000.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan

26	Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 6. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, affiliated shareholders of record owned 84.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 2 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their

Semiannual Report 2016	27

COLUMBIA MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28	Semiannual Report 2016

COLUMBIA MONEY MARKET FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	29

Columbia Money Market Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR200_07_F01_(03/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 23, 2016